UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-22613

Curian Variable Series Trust
(Exact name of registrant as specified in charter)

7601 Technology Way, Denver, Colorado		80237
(Address of principal executive offices)		(Zip code)

Daniel W. Koors Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2013 – September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2013

	Shares/Par †	Value
Curian Guidance - Interest Rate Opportunities Fund
INVESTMENT COMPANIES - 100.0%
Curian Long Short Credit Fund (0.9%) (a)	350	$3,429
Curian/BlackRock Global Long Short Credit Fund (0.9%) (a)	346	3,430
Curian/FAMCO Flex Core Covered Call Fund (1.6%) (a)	97	1,065
Curian/UBS Global Long Short Fixed Income Opportunities Fund (3.2%) (a)	379	3,760
JNL/Brookfield Global Infrastructure Fund (0.2%) (a)	92	1,294
JNL/Goldman Sachs Emerging Markets Debt Fund (0.2%) (a)	132	1,716
JNL/Invesco Global Real Estate Fund (0.1%) (a)	167	1,713
JNL/PIMCO Real Return Fund (0.1%) (a)	187	2,242
JNL/PPM America Floating Rate Income Fund (0.2%) (a)	298	3,237
Total Investment Companies (cost $21,814)		21,886
Total Investments - 100.0% (cost $21,814)		21,886
Other Assets and Liabilities, Net - (0.0%)		(6)
Total Net Assets - 100.0%		$21,880

(a)

At September 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

Curian Guidance - Multi-Strategy Income Fund
INVESTMENT COMPANIES - 100.0%
Curian Long Short Credit Fund (0.2%) (a)	78	$764
Curian/BlackRock Global Long Short Credit Fund (0.2%) (a)	77	764
Curian/DoubleLine Total Return Fund (0.5%) (a)	241	2,426
Curian/FAMCO Flex Core Covered Call Fund (0.4%) (a)	22	236
Curian/PIMCO Credit Income Fund (3.4%) (a)	165	1,700
Curian/UBS Global Long Short Fixed Income Opportunities Fund (0.7%) (a)	83	822
JNL/Brookfield Global Infrastructure Fund (0.1%) (a)	21	290
JNL/Franklin Templeton Global Multisector Bond Fund (0.1%) (a)	187	2,222
JNL/Goldman Sachs Emerging Markets Debt Fund (0.2%) (a)	115	1,502
JNL/Invesco Global Real Estate Fund (0.0%) (a)	38	386
JNL/Neuberger Berman Strategic Income Fund (0.4%) (a)	162	1,688
JNL/PIMCO Real Return Fund (0.0%) (a)	42	500
JNL/PPM America Floating Rate Income Fund (0.1%) (a)	169	1,835
JNL/PPM America High Yield Bond Fund (0.0%) (a)	149	1,118
Total Investment Companies (cost $16,197)		16,253
Total Investments - 100.0% (cost $16,197)		16,253
Other Assets and Liabilities, Net - (0.0%)		(6)
Total Net Assets - 100.0%		$16,247

(a)

At September 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. Percentages reflecting 0.0% represent amounts less than 0.05%.

Curian Guidance - Equity Income Fund
INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Diversified Fund (1.8%) (a)	577	$5,866
Curian/Epoch Global Shareholder Yield Fund (41.5%) (a)	1,083	13,291
Curian/FAMCO Flex Core Covered Call Fund (8.6%) (a)	514	5,615
Curian/The Boston Company Equity Income Fund (17.1%) (a)	426	5,602
JNL/Brookfield Global Infrastructure Fund (0.4%) (a)	151	2,115
JNL/Invesco Global Real Estate Fund (0.1%) (a)	186	1,907
JNL/T. Rowe Price Value Fund (0.2%) (a)	269	4,117
Total Investment Companies (cost $35,981)		38,513
Total Investments - 100.0% (cost $35,981)		38,513
Other Assets and Liabilities, Net - (0.0%)		(14)
Total Net Assets - 100.0%		$38,499

(a)

At September 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

Curian Guidance - Conservative Fund
INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Diversified Fund (1.6%) (a)	511	$5,193
Curian/BlackRock Global Long Short Credit Fund (1.3%)	524	5,199
Curian/DoubleLine Total Return Fund (1.6%)	779	7,824
Curian/FAMCO Flex Core Covered Call Fund (1.6%) (a)	94	1,028
Curian/PIMCO Credit Income Fund (10.4%) (a)	506	5,202
JNL/Franklin Templeton Global Multisector Bond Fund (0.3%) (a)	434	5,152
JNL/Invesco Global Real Estate Fund (0.3%) (a)	404	4,134
JNL/Neuberger Berman Strategic Income Fund (1.8%) (a)	752	7,804
JNL/PPM America Floating Rate Income Fund (0.4%) (a)	478	5,196

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
JNL/PPM America High Yield Bond Fund (0.2%) (a)	693	5,193
Total Investment Companies (cost $52,065)		51,925
Total Investments - 100.0% (cost $52,065)		51,925
Other Assets and Liabilities, Net - (0.0%)		(19)
Total Net Assets - 100.0%		$51,906

(a)

At September 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

Curian Guidance - Moderate Fund
INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Diversified Fund (6.4%) (a)	2,067	$21,000
Curian Long Short Credit Fund (0.8%) (a)	286	2,802
Curian/AQR Risk Parity Fund (1.0%) (a)	310	3,117
Curian/Ashmore Emerging Market Small Cap Equity Fund (5.6%) (a)	84	837
Curian/BlackRock Global Long Short Credit Fund (0.7%) (a)	282	2,798
Curian/DoubleLine Total Return Fund (1.9%) (a)	905	9,095
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (0.9%) (a)	372	3,505
Curian/Franklin Templeton Frontier Markets Fund (0.5%) (a)	74	851
Curian/Franklin Templeton Natural Resources Fund (0.8%) (a)	111	1,039
Curian/Lazard International Strategic Equity Fund (20.7%) (a)	543	5,863
Curian/Neuberger Berman Currency Fund (0.9%) (a)	140	1,394
Curian/Nicholas Convertible Arbitrage Fund (0.8%) (a)	164	1,753
Curian/PIMCO Credit Income Fund (12.9%) (a)	626	6,433
Curian/PineBridge Merger Arbitrage Fund (0.7%) (a)	174	1,751
Curian/UBS Global Long Short Fixed Income Opportunities Fund (2.4%) (a)	285	2,827
Curian/Van Eck International Gold Fund (0.9%) (a)	185	1,037
JNL/AQR Managed Futures Strategy Fund (0.8%) (a)	349	3,469
JNL/BlackRock Commodity Securities Strategy Fund (0.1%) (a)	95	1,042
JNL/Brookfield Global Infrastructure Fund (0.4%) (a)	152	2,127
JNL/DFA U.S. Core Equity Fund (1.3%) (a)	502	5,020
JNL/Franklin Templeton Global Multisector Bond Fund (0.5%) (a)	705	8,364
JNL/Franklin Templeton Small Cap Value Fund (0.1%) (a)	66	1,011
JNL/Goldman Sachs Emerging Markets Debt Fund (0.5%) (a)	322	4,196
JNL/Invesco Global Real Estate Fund (0.1%) (a)	200	2,049
JNL/Invesco International Growth Fund (0.5%) (a)	478	5,860
JNL/Invesco Small Cap Growth Fund (0.2%) (a)	55	1,010
JNL/JPMorgan MidCap Growth Fund (0.1%) (a)	54	1,514
JNL/Lazard Emerging Markets Fund (0.2%) (a)	299	3,321
JNL/Mellon Capital Global Alpha Fund (0.5%) (a)	108	1,096
JNL/Neuberger Berman Strategic Income Fund (1.5%) (a)	612	6,348
JNL/PPM America Floating Rate Income Fund (0.3%) (a)	386	4,197
JNL/PPM America High Yield Bond Fund (0.2%) (a)	560	4,197
JNL/PPM America Mid Cap Value Fund (0.5%) (a)	113	1,511
JNL/Red Rocks Listed Private Equity Fund (0.5%) (a)	301	3,571
JNL/S&P Competitive Advantage Fund (0.2%) (a)	153	2,521
JNL/S&P Dividend Income & Growth Fund (0.1%) (a)	184	2,500
JNL/S&P Intrinsic Value Fund (0.2%) (a)	171	2,515
JNL/S&P Total Yield Fund (0.3%) (a)	178	2,510
JNL/T. Rowe Price Established Growth Fund (0.1%) (a)	163	5,038
Total Investment Companies (cost $139,343)		141,089
Total Investments - 100.0% (cost $139,343)		141,089
Other Assets and Liabilities, Net - (0.0%)		(48)
Total Net Assets - 100.0%		$141,041

(a)

At September 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically.  The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

Curian Guidance - Growth Fund
INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Diversified Fund (0.8%) (a)	259	$2,627
Curian Long Short Credit Fund (0.2%) (a)	65	638
Curian/AQR Risk Parity Fund (0.3%) (a)	87	877
Curian/Ashmore Emerging Market Small Cap Equity Fund (1.9%) (a)	29	288
Curian/BlackRock Global Long Short Credit Fund (0.1%) (a)	40	398
Curian/DoubleLine Total Return Fund (0.1%) (a)	64	643
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (0.2%) (a)	70	658
Curian/Franklin Templeton Frontier Markets Fund (0.2%) (a)	26	292
Curian/Franklin Templeton Natural Resources Fund (0.2%) (a)	28	260
Curian/Lazard International Strategic Equity Fund (7.1%) (a)	187	2,017
Curian/Nicholas Convertible Arbitrage Fund (0.1%) (a)	31	329
Curian/PIMCO Credit Income Fund (0.8%) (a)	39	398
Curian/UBS Global Long Short Fixed Income Opportunities Fund (0.7%) (a)	80	792
Curian/Van Eck International Gold Fund (0.2%) (a)	47	263
JNL/AQR Managed Futures Strategy Fund (0.1%) (a)	53	523
JNL/BlackRock Commodity Securities Strategy Fund (0.0%) (a)	24	261
JNL/Brookfield Global Infrastructure Fund (0.1%) (a)	38	527

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
JNL/DFA U.S. Core Equity Fund (0.4%) (a)	173	1,727
JNL/Franklin Templeton Global Multisector Bond Fund (0.0%) (a)	44	522
JNL/Franklin Templeton Small Cap Value Fund (0.0%) (a)	23	348
JNL/Goldman Sachs Emerging Markets Debt Fund (0.0%) (a)	20	261
JNL/Invesco Global Real Estate Fund (0.0%) (a)	51	524
JNL/Invesco International Growth Fund (0.2%) (a)	164	2,015
JNL/Invesco Small Cap Growth Fund (0.1%) (a)	19	348
JNL/JPMorgan MidCap Growth Fund (0.0%) (a)	18	521
JNL/Lazard Emerging Markets Fund (0.1%) (a)	102	1,136
JNL/Neuberger Berman Strategic Income Fund (0.1%) (a)	38	397
JNL/PPM America Floating Rate Income Fund (0.0%) (a)	24	263
JNL/PPM America High Yield Bond Fund (0.0%) (a)	35	262
JNL/PPM America Mid Cap Value Fund (0.2%) (a)	39	520
JNL/Red Rocks Listed Private Equity Fund (0.1%) (a)	84	997
JNL/S&P Competitive Advantage Fund (0.1%) (a)	52	868
JNL/S&P Dividend Income & Growth Fund (0.0%) (a)	63	859
JNL/S&P Intrinsic Value Fund (0.1%) (a)	59	866
JNL/S&P Total Yield Fund (0.1%) (a)	61	865
JNL/T. Rowe Price Established Growth Fund (0.0%) (a)	56	1,736
Total Investment Companies (cost $26,054)		26,826
Total Investments - 100.0% (cost $26,054)		26,826
Other Assets and Liabilities, Net - (0.0%)		(8)
Total Net Assets - 100.0%		$26,818

(a)

At September 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. Percentages reflecting 0.0% represent amounts less than 0.05%.

Curian Guidance - Moderate Growth Fund
INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Diversified Fund (9.6%) (a)	3,078	$31,270
Curian Long Short Credit Fund (1.1%) (a)	426	4,179
Curian/AQR Risk Parity Fund (1.5%) (a)	467	4,693
Curian/Ashmore Emerging Market Small Cap Equity Fund (11.0%) (a)	168	1,666
Curian/BlackRock Global Long Short Credit Fund (1.1%) (a)	419	4,159
Curian/DoubleLine Total Return Fund (1.9%) (a)	923	9,275
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (1.4%) (a)	554	5,216
Curian/Franklin Templeton Frontier Markets Fund (1.1%) (a)	148	1,697
Curian/Franklin Templeton Natural Resources Fund (1.2%) (a)	166	1,547
Curian/Lazard International Strategic Equity Fund (41.3%)	1,083	11,691
Curian/Neuberger Berman Currency Fund (1.3%) (a)	208	2,069
Curian/Nicholas Convertible Arbitrage Fund (1.2%) (a)	245	2,609
Curian/PIMCO Credit Income Fund (12.8%) (a)	622	6,396
Curian/PineBridge Merger Arbitrage Fund (1.0%) (a)	258	2,603
Curian/UBS Global Long Short Fixed Income Opportunities Fund (3.8%) (a)	451	4,473
Curian/Van Eck International Gold Fund (1.3%) (a)	273	1,524
JNL/AQR Managed Futures Strategy Fund (1.2%) (a)	515	5,123
JNL/BlackRock Commodity Securities Strategy Fund (0.1%) (a)	141	1,550
JNL/Brookfield Global Infrastructure Fund (0.6%) (a)	227	3,190
JNL/DFA U.S. Core Equity Fund (2.5%) (a)	999	9,977
JNL/Franklin Templeton Global Multisector Bond Fund (0.5%) (a)	698	8,288
JNL/Franklin Templeton Small Cap Value Fund (0.2%) (a)	131	2,016
JNL/Goldman Sachs Emerging Markets Debt Fund (0.5%) (a)	320	4,172
JNL/Invesco Global Real Estate Fund (0.2%) (a)	324	3,315
JNL/Invesco International Growth Fund (1.1%) (a)	953	11,674
JNL/Invesco Small Cap Growth Fund (0.3%) (a)	110	2,012
JNL/JPMorgan MidCap Growth Fund (0.3%) (a)	107	3,013
JNL/Lazard Emerging Markets Fund (0.4%) (a)	597	6,638
JNL/Mellon Capital Global Alpha Fund (0.7%) (a)	162	1,635
JNL/Neuberger Berman Strategic Income Fund (1.5%) (a)	608	6,313
JNL/PPM America Floating Rate Income Fund (0.3%) (a)	382	4,158
JNL/PPM America High Yield Bond Fund (0.2%) (a)	556	4,165
JNL/PPM America Mid Cap Value Fund (1.1%) (a)	225	3,012
JNL/Red Rocks Listed Private Equity Fund (0.7%) (a)	453	5,379
JNL/S&P Competitive Advantage Fund (0.4%) (a)	304	5,027
JNL/S&P Dividend Income & Growth Fund (0.2%) (a)	365	4,966
JNL/S&P Intrinsic Value Fund (0.4%) (a)	340	5,011
JNL/S&P Total Yield Fund (0.6%) (a)	356	5,000
JNL/T. Rowe Price Established Growth Fund (0.3%) (a)	325	10,039
Total Investment Companies (cost $206,063)		210,740
Total Investments - 100.0% (cost $206,063)		210,740
Other Assets and Liabilities, Net - (0.0%)		(72)
Total Net Assets - 100.0%		$210,668

(a)

At September 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Curian Guidance - Maximum Growth Fund
INVESTMENT COMPANIES - 100.0%
Curian Focused International Equity Fund (99.9%) (a)	661	$6,571
Curian Focused U.S. Equity Fund (99.7%) (a)	542	5,370
Curian Long Short Credit Fund (0.2%) (a)	93	914
Curian/AQR Risk Parity Fund (0.6%) (a)	175	1,765
Curian/Ashmore Emerging Market Small Cap Equity Fund (6.3%) (a)	95	944
Curian/BlackRock Global Long Short Credit Fund (0.2%) (a)	70	696
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (0.3%) (a)	122	1,152
Curian/Franklin Templeton Frontier Markets Fund (0.6%) (a)	83	956
Curian/Franklin Templeton Natural Resources Fund (0.3%) (a)	37	342
Curian/Lazard International Strategic Equity Fund (23.3%) (a)	611	6,595
Curian/Nicholas Convertible Arbitrage Fund (0.3%) (a)	54	575
Curian/UBS Global Long Short Fixed Income Opportunities Fund (1.0%) (a)	115	1,139
Curian/Van Eck International Gold Fund (0.3%) (a)	61	339
JNL/AQR Managed Futures Strategy Fund (0.2%) (a)	92	915
JNL/BlackRock Commodity Securities Strategy Fund (0.0%) (a)	31	343
JNL/Brookfield Global Infrastructure Fund (0.2%) (a)	66	922
JNL/DFA U.S. Core Equity Fund (1.3%) (a)	538	5,374
JNL/Franklin Templeton Small Cap Value Fund (0.1%) (a)	70	1,082
JNL/Invesco Global Real Estate Fund (0.1%) (a)	90	916
JNL/Invesco Small Cap Growth Fund (0.2%) (a)	59	1,080
JNL/JPMorgan MidCap Growth Fund (0.1%) (a)	57	1,619
JNL/Lazard Emerging Markets Fund (0.2%) (a)	338	3,753
JNL/PPM America Mid Cap Value Fund (0.6%) (a)	121	1,617
JNL/Red Rocks Listed Private Equity Fund (0.3%) (a)	174	2,061
JNL/S&P Competitive Advantage Fund (0.2%) (a)	163	2,698
JNL/S&P Dividend Income & Growth Fund (0.1%) (a)	197	2,677
JNL/S&P Intrinsic Value Fund (0.2%) (a)	183	2,693
JNL/S&P Total Yield Fund (0.3%) (a)	191	2,687
Total Investment Companies (cost $56,099)		57,795
Total Investments - 100.0% (cost $56,099)		57,795
Other Assets and Liabilities, Net - (0.0%)		(20)
Total Net Assets - 100.0%		$57,775

(a)

At September 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. Percentages reflecting 0.0% represent amounts less than 0.05%.

Curian Guidance - Tactical Moderate Growth Fund
INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Diversified Fund (6.3%) (a)	2,022	$20,544
Curian Long Short Credit Fund (1.1%) (a)	415	4,062
Curian/AQR Risk Parity Fund (1.5%) (a)	457	4,600
Curian/BlackRock Global Long Short Credit Fund (1.0%) (a)	402	3,992
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (1.3%) (a)	533	5,013
Curian/Franklin Templeton Natural Resources Fund (1.2%) (a)	161	1,499
Curian/Neuberger Berman Currency Fund (1.3%) (a)	200	1,986
Curian/Nicholas Convertible Arbitrage Fund (1.1%) (a)	235	2,507
Curian/PineBridge Merger Arbitrage Fund (1.0%) (a)	247	2,496
Curian/UBS Global Long Short Fixed Income Opportunities Fund (3.9%) (a)	461	4,570
Curian/Van Eck International Gold Fund (1.3%) (a)	263	1,468
JNL/AQR Managed Futures Strategy Fund (1.2%) (a)	492	4,899
JNL/BlackRock Commodity Securities Strategy Fund (0.1%) (a)	136	1,499
JNL/Brookfield Global Infrastructure Fund (0.5%) (a)	220	3,092
JNL/Invesco Global Real Estate Fund (0.2%) (a)	301	3,075
JNL/Mellon Capital Bond Index Fund (0.0%) (a)	1,169	13,950
JNL/Mellon Capital Emerging Markets Index Fund (0.4%) (a)	211	2,122
JNL/Mellon Capital Global Alpha Fund (0.7%) (a)	149	1,509
JNL/Mellon Capital International Index (1.2%) (a)	1,769	24,843
JNL/Mellon Capital S&P 400 MidCap Index (1.7%) (a)	1,420	25,231
JNL/Mellon Capital S&P 500 Index Fund (1.1%) (a)	2,161	30,464
JNL/Mellon Capital Small Cap Index Fund (1.8%) (a)	1,830	29,913
JNL/Red Rocks Listed Private Equity Fund (0.7%) (a)	447	5,308
JNL/WMC Money Market Fund (0.5%) (a)	7,230	7,230
Total Investment Companies (cost $199,961)		205,872
Total Investments - 100.0% (cost $199,961)		205,872
Other Assets and Liabilities, Net - (0.0%)		(71)
Total Net Assets - 100.0%		$205,801

(a)

At September 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. Percentages reflecting 0.0% represent amounts less than 0.05%.

Curian Guidance - Tactical Maximum Growth Fund
INVESTMENT COMPANIES - 100.0%
Curian Long Short Credit Fund (0.2%) (a)	94	$923
Curian/AQR Risk Parity Fund (0.3%) (a)	92	926

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Curian/BlackRock Global Long Short Credit Fund (0.2%) (a)	93	919
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (0.3%) (a)	122	1,148
Curian/Franklin Templeton Natural Resources Fund (0.3%) (a)	37	342
Curian/Neuberger Berman Currency Fund (0.3%) (a)	46	456
Curian/Nicholas Convertible Arbitrage Fund (0.3%) (a)	54	575
Curian/PineBridge Merger Arbitrage Fund (0.2%) (a)	57	573
Curian/T. Rowe Price Capital Appreciation Fund (55.9%)	1,449	14,400
Curian/UBS Global Long Short Fixed Income Opportunities Fund (0.8%) (a)	92	914
Curian/Van Eck International Gold Fund (0.3%) (a)	62	347
JNL/AQR Managed Futures Strategy Fund (0.3%) (a)	114	1,136
JNL/BlackRock Commodity Securities Strategy Fund (0.0%) (a)	31	343
JNL/Brookfield Global Infrastructure Fund (0.1%) (a)	49	693
JNL/Franklin Templeton Small Cap Value Fund (0.3%) (a)	138	2,124
JNL/Invesco Global Real Estate Fund (0.0%) (a)	67	688
JNL/Invesco International Growth Fund (0.3%) (a)	281	3,436
JNL/Invesco Small Cap Growth Fund (0.4%) (a)	114	2,081
JNL/Ivy Asset Strategy Fund (0.5%) (a)	1,029	14,374
JNL/Lazard Emerging Markets Fund (0.0%) (a)	61	673
JNL/Mellon Capital Global Alpha Fund (0.2%) (a)	34	346
JNL/Red Rocks Listed Private Equity Fund (0.2%) (a)	97	1,155
JNL/T. Rowe Price Established Growth Fund (0.1%) (a)	130	4,030
JNL/T. Rowe Price Value Fund (0.2%) (a)	261	4,003
JNL/WMC Money Market Fund (0.1%) (a)	865	865
Total Investment Companies (cost $55,880)		57,470
Total Investments - 100.0% (cost $55,880)		57,470
Other Assets and Liabilities, Net - (0.0%)		(20)
Total Net Assets - 100.0%		$57,450

(a)

At September 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. Percentages reflecting 0.0% represent amounts less than 0.05%.

Curian Guidance - Institutional Alt 65 Fund
INVESTMENT COMPANIES - 100.0%
Curian Long Short Credit Fund (1.4%) (a)	532	$5,210
Curian/AQR Risk Parity Fund (1.7%) (a)	529	5,321
Curian/BlackRock Global Long Short Credit Fund (1.3%) (a)	524	5,202
Curian/DFA U.S. Micro Cap Fund (0.6%) (a)	77	1,006
Curian/DoubleLine Total Return Fund (0.8%) (a)	362	3,637
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (1.7%) (a)	692	6,511
Curian/FAMCO Flex Core Covered Call Fund (5.0%) (a)	301	3,290
Curian/Franklin Templeton Frontier Markets Fund (0.7%) (a)	89	1,018
Curian/Franklin Templeton Natural Resources Fund (1.5%) (a)	206	1,927
Curian/Neuberger Berman Currency Fund (1.6%) (a)	260	2,583
Curian/Nicholas Convertible Arbitrage Fund (1.4%) (a)	305	3,260
Curian/PineBridge Merger Arbitrage Fund (1.3%) (a)	322	3,251
Curian/UBS Global Long Short Fixed Income Opportunities Fund (4.5%) (a)	531	5,263
Curian/Van Eck International Gold Fund (1.6%) (a)	340	1,902
JNL/AQR Managed Futures Strategy Fund (1.5%) (a)	645	6,417
JNL/BlackRock Commodity Securities Strategy Fund (0.1%) (a)	176	1,934
JNL/Brookfield Global Infrastructure Fund (0.6%) (a)	234	3,279
JNL/Franklin Templeton Global Multisector Bond Fund (0.4%) (a)	547	6,488
JNL/Franklin Templeton International Small Cap Growth Fund (0.3%) (a)	92	1,005
JNL/Franklin Templeton Small Cap Value Fund (0.2%) (a)	98	1,507
JNL/Invesco Global Real Estate Fund (0.2%) (a)	318	3,256
JNL/Invesco International Growth Fund (0.5%) (a)	448	5,493
JNL/Invesco Small Cap Growth Fund (0.3%) (a)	82	1,503
JNL/Lazard Emerging Markets Fund (0.1%) (a)	134	1,487
JNL/Mellon Capital Global Alpha Fund (0.9%) (a)	194	1,962
JNL/PPM America Floating Rate Income Fund (0.1%) (a)	92	1,001
JNL/PPM America High Yield Bond Fund (0.0%) (a)	137	1,023
JNL/Red Rocks Listed Private Equity Fund (0.6%) (a)	385	4,573
JNL/T. Rowe Price Established Growth Fund (0.1%) (a)	162	5,004
JNL/T. Rowe Price Value Fund (0.2%) (a)	324	4,963
Total Investment Companies (cost $96,197)		100,276
Total Investments - 100.0% (cost $96,197)		100,276
Other Assets and Liabilities, Net - (0.0%)		(36)
Total Net Assets - 100.0%		$100,240

(a)

At September 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. Percentages reflecting 0.0% represent amounts less than 0.05%.

Curian Guidance - Institutional Alt 100 Conservative Fund
INVESTMENT COMPANIES - 100.0%
Curian Long Short Credit Fund (0.3%) (a)	109	$1,070
Curian/AQR Risk Parity Fund (0.4%) (a)	108	1,086
Curian/BlackRock Global Long Short Credit Fund (0.3%) (a)	135	1,338

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (0.3%) (a)	114	1,070
Curian/Neuberger Berman Currency Fund (0.7%) (a)	107	1,069
Curian/Nicholas Convertible Arbitrage Fund (0.5%) (a)	100	1,072
Curian/PineBridge Merger Arbitrage Fund (0.5%) (a)	120	1,206
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (0.5%) (a)	54	536
Curian/UBS Global Long Short Fixed Income Opportunities Fund (0.7%) (a)	82	808
JNL/AQR Managed Futures Strategy Fund (0.3%) (a)	134	1,334
JNL/Brookfield Global Infrastructure Fund (0.1%) (a)	29	410
JNL/Invesco Global Real Estate Fund (0.0%) (a)	39	403
JNL/Mellon Capital Global Alpha Fund (0.6%) (a)	133	1,343
JNL/Red Rocks Listed Private Equity Fund (0.1%) (a)	57	679
Total Investment Companies (cost $13,458)		13,424
Total Investments - 100.0% (cost $13,458)		13,424
Other Assets and Liabilities, Net - (0.0%)		(4)
Total Net Assets - 100.0%		$13,420

(a)

At September 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. Percentages reflecting 0.0% represent amounts less than 0.05%.

Curian Guidance - Institutional Alt 100 Moderate Fund
INVESTMENT COMPANIES - 100.0%
Curian Long Short Credit Fund (5.9%) (a)	2,227	$21,828
Curian/AQR Risk Parity Fund (7.4%) (a)	2,232	22,451
Curian/BlackRock Global Long Short Credit Fund (5.6%) (a)	2,190	21,721
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (7.2%) (a)	2,912	27,401
Curian/Franklin Templeton Natural Resources Fund (6.3%) (a)	874	8,155
Curian/Neuberger Berman Currency Fund (6.9%) (a)	1,086	10,797
Curian/Nicholas Convertible Arbitrage Fund (6.0%) (a)	1,276	13,616
Curian/PineBridge Merger Arbitrage Fund (5.5%) (a)	1,346	13,580
Curian/UBS Global Long Short Fixed Income Opportunities Fund (18.4%) (a)	2,187	21,669
Curian/Van Eck International Gold Fund (6.8%) (a)	1,411	7,889
JNL/AQR Managed Futures Strategy Fund (6.3%) (a)	2,707	26,930
JNL/BlackRock Commodity Securities Strategy Fund (0.6%) (a)	740	8,134
JNL/Brookfield Global Infrastructure Fund (3.0%) (a)	1,191	16,716
JNL/Invesco Global Real Estate Fund (1.1%) (a)	1,634	16,714
JNL/Mellon Capital Global Alpha Fund (3.9%) (a)	874	8,842
JNL/Red Rocks Listed Private Equity Fund (3.8%) (a)	2,359	28,028
Total Investment Companies (cost $271,686)		274,471
Total Investments - 100.0% (cost $271,686)		274,471
Other Assets and Liabilities, Net - (0.0%)		(98)
Total Net Assets - 100.0%		$274,373

(a)

At September 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

Curian Guidance - Institutional Alt 100 Growth Fund
INVESTMENT COMPANIES - 100.0%
Curian Long Short Credit Fund (0.6%) (a)	228	$2,232
Curian/AQR Risk Parity Fund (0.9%) (a)	262	2,639
Curian/BlackRock Global Long Short Credit Fund (0.4%) (a)	147	1,456
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (0.6%) (a)	257	2,417
Curian/Franklin Templeton Natural Resources Fund (0.7%) (a)	103	957
Curian/Nicholas Convertible Arbitrage Fund (0.5%) (a)	113	1,207
Curian/UBS Global Long Short Fixed Income Opportunities Fund (2.2%) (a)	262	2,597
Curian/Van Eck International Gold Fund (0.8%) (a)	173	967
JNL/AQR Managed Futures Strategy Fund (0.5%) (a)	193	1,916
JNL/BlackRock Commodity Securities Strategy Fund (0.1%) (a)	87	959
JNL/Brookfield Global Infrastructure Fund (0.3%) (a)	138	1,938
JNL/Invesco Global Real Estate Fund (0.1%) (a)	188	1,926
JNL/Red Rocks Listed Private Equity Fund (0.5%) (a)	306	3,640
Total Investment Companies (cost $24,640)		24,851
Total Investments - 100.0% (cost $24,640)		24,851
Other Assets and Liabilities, Net - (0.0%)		(8)
Total Net Assets - 100.0%		$24,843

(a)

At September 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

Curian Guidance - International Opportunities Conservative Fund
INVESTMENT COMPANIES - 100.0%
Curian/Baring International Fixed Income Fund (4.5%) (a)	81	$788
Curian/Lazard International Strategic Equity Fund (0.5%) (a)	13	139
Curian/Neuberger Berman Currency Fund (0.1%) (a)	18	175
Curian/Urdang International REIT Fund (1.4%) (a)	19	175

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
JNL/Goldman Sachs Emerging Markets Debt Fund (0.0%) (a)	20	262
JNL/Invesco International Growth Fund (0.0%) (a)	11	139
JNL/Lazard Emerging Markets Fund (0.0%) (a)	6	69
Total Investment Companies (cost $1,716)		1,747
Total Investments - 100.0% (cost $1,716)		1,747
Other Assets and Liabilities, Net - 0.0%		—
Total Net Assets - 100.0%		$1,747

(a)

At September 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. Percentages reflecting 0.0% represent amounts less than 0.05%.

Curian Guidance - International Opportunities Moderate Fund
INVESTMENT COMPANIES - 100.0%
Curian/Aberdeen Latin America Fund (1.0%) (a)	11	$96
Curian/Ashmore Emerging Market Small Cap Equity Fund (1.3%) (a)	19	193
Curian/Baring International Fixed Income Fund (4.6%) (a)	83	804
Curian/Franklin Templeton Frontier Markets Fund (0.1%) (a)	14	162
Curian/Lazard International Strategic Equity Fund (0.9%) (a)	24	255
Curian/Neuberger Berman Currency Fund (0.1%) (a)	10	96
Curian/Schroder Emerging Europe Fund (0.5%) (a)	9	96
Curian/Urdang International REIT Fund (1.3%) (a)	17	160
JNL/Eastspring Investments Asia ex-Japan Fund (0.1%) (a)	25	190
JNL/Eastspring Investments China-India Fund (0.0%) (a)	14	95
JNL/Goldman Sachs Emerging Markets Debt Fund (0.1%) (a)	37	482
JNL/Invesco International Growth Fund (0.0%) (a)	34	416
JNL/Lazard Emerging Markets Fund (0.0%) (a)	14	160
Total Investment Companies (cost $3,144)		3,205
Total Investments - 100.0% (cost $3,144)		3,205
Other Assets and Liabilities, Net - (0.0%)		(1)
Total Net Assets - 100.0%		$3,204

(a)

At September 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. Percentages reflecting 0.0% represent amounts less than 0.05%.

Curian Guidance - International Opportunities Growth Fund
INVESTMENT COMPANIES - 100.0%
Curian/Aberdeen Latin America Fund (2.4%) (a)	26	$230
Curian/Ashmore Emerging Market Small Cap Equity Fund (2.2%) (a)	33	329
Curian/Baring International Fixed Income Fund (2.7%) (a)	48	462
Curian/Franklin Templeton Frontier Markets Fund (0.1%) (a)	17	199
Curian/Lazard International Strategic Equity Fund (1.2%) (a)	30	327
Curian/Neuberger Berman Currency Fund (0.1%) (a)	10	99
Curian/Schroder Emerging Europe Fund (0.6%) (a)	13	131
Curian/Urdang International REIT Fund (1.3%) (a)	18	164
JNL/Eastspring Investments Asia ex-Japan Fund (0.2%) (a)	34	260
JNL/Eastspring Investments China-India Fund (0.0%) (a)	24	163
JNL/Goldman Sachs Emerging Markets Debt Fund (0.0%) (a)	15	198
JNL/Invesco International Growth Fund (0.0%) (a)	40	492
JNL/Lazard Emerging Markets Fund (0.0%) (a)	21	229
Total Investment Companies (cost $3,172)		3,283
Total Investments - 100.0% (cost $3,172)		3,283
Other Assets and Liabilities, Net - (0.0%)		(1)
Total Net Assets - 100.0%		$3,282

(a)

At September 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. Percentages reflecting 0.0% represent amounts less than 0.05%.

Curian Guidance - Equity 100 Fund
INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Small Cap Value Fund (0.6%) (a)	322	$4,962
JNL/Invesco International Growth Fund (0.4%) (a)	325	3,983
JNL/Invesco Small Cap Growth Fund (0.8%) (a)	272	4,962
JNL/Lazard Emerging Markets Fund (0.1%) (a)	136	1,515
JNL/Mellon Capital International Index (0.2%) (a)	283	3,977
JNL/Mellon Capital S&P 500 Index Fund (0.3%) (a)	672	9,477
JNL/T. Rowe Price Established Growth Fund (0.1%) (a)	148	4,563
JNL/T. Rowe Price Value Fund (0.2%) (a)	297	4,551
Total Investment Companies (cost $35,803)		37,990
Total Investments - 100.0% (cost $35,803)		37,990
Other Assets and Liabilities, Net - (0.0%)		(12)
Total Net Assets - 100.0%		$37,978

(a)

At September 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

Curian Guidance - Fixed Income 100 Fund
INVESTMENT COMPANIES - 100.0%
Curian/PIMCO Credit Income Fund (13.2%) (a)	639	$6,572

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
JNL/Goldman Sachs Emerging Markets Debt Fund (0.1%) (a)	42	544
JNL/JPMorgan U.S. Government & Quality Bond Fund (0.2%) (a)	200	2,741
JNL/Mellon Capital Bond Index Fund (0.0%) (a)	413	4,931
JNL/PPM America Floating Rate Income Fund (0.2%) (a)	201	2,190
JNL/PPM America High Yield Bond Fund (0.1%) (a)	219	1,639
JNL/T. Rowe Price Short-Term Bond Fund (0.2%) (a)	327	3,286
Total Investment Companies (cost $22,185)		21,903
Total Investments - 100.0% (cost $22,185)		21,903
Other Assets and Liabilities, Net - (0.0%)		(8)
Total Net Assets - 100.0%		$21,895

(a)

At September 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

Curian Guidance - Real Assets Fund
INVESTMENT COMPANIES - 100.0%
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (0.1%) (a)	31	$296
Curian/Franklin Templeton Natural Resources Fund (0.2%) (a)	31	294
Curian/Neuberger Berman Currency Fund (0.2%) (a)	30	295
Curian/Urdang International REIT Fund (1.9%) (a)	25	236
Curian/Van Eck International Gold Fund (0.2%) (a)	37	207
JNL/BlackRock Commodity Securities Strategy Fund (0.0%) (a)	48	529
JNL/Brookfield Global Infrastructure Fund (0.1%) (a)	36	503
JNL/Invesco Global Real Estate Fund (0.0%) (a)	23	235
JNL/PIMCO Real Return Fund (0.0%) (a)	30	356
Total Investment Companies (cost $2,888)		2,951
Total Investments - 100.0% (cost $2,888)		2,951
Other Assets and Liabilities, Net - (0.0%)		(1)
Total Net Assets - 100.0%		$2,950

(a)

At September 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. Percentages reflecting 0.0% represent amounts less than 0.05%.

Curian Tactical Advantage 35 Fund
INVESTMENT COMPANIES - 98.0%
iShares Barclays Capital 3-7 Year Treasury Bond Fund (a)	23	$2,760
iShares Barclays Capital Intermediate Credit Bond Fund (a)	12	1,293
iShares Barclays Capital MBS Bond Fund (a)	40	4,262
iShares MSCI EMU Index Fund (a)	34	1,275
iShares MSCI Japan Index Fund (a)	122	1,457
iShares MSCI Pacific ex-Japan Index Fund (a)	2	116
iShares MSCI United Kingdom Index Fund (a)	9	183
iShares Russell 1000 Growth Index Fund	41	3,241
iShares Russell 1000 Value Index Fund	37	3,185
iShares Russell 2000 Growth Index Fund (a)	14	1,790
iShares Russell 2000 Value Index Fund (a)	19	1,780
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	14	1,421
PIMCO Enhanced Short Maturity ETF (a)	28	2,827
PowerShares Emerging Markets Sovereign Debt Portfolio (a)	18	491
Vanguard MSCI Emerging Markets ETF	7	300
Vanguard Short-Term Corporate Bond ETF (a)	38	2,993
Vanguard Total Bond Market ETF	59	4,805
Total Investment Companies (cost $33,699)		34,179
SHORT TERM INVESTMENTS - 33.3%
Investment Company - 4.6%
JNL Money Market Fund, 0.01% (b) (c)	1,599	1,599
Securities Lending Collateral - 28.7%
Fidelity Institutional Money Market Portfolio, 0.08% (c)	3,000	3,000
Repurchase Agreement with CSI, 0.05% (Collateralized by $15,429 U.S. Treasury Note Strip, due 11/15/27-11/15/39, value $7,154) acquired on 09/30/13, due 10/01/13 at $7,014	$7,014	7,014
		10,014
Total Short Term Investments (cost $11,613)		11,613
Total Investments - 131.3% (cost $45,312)		45,792
Other Assets and Liabilities, Net - (31.3%)		(10,911)
Total Net Assets - 100.0%		$34,881

(a)	All or portion of the security was on loan.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.

Curian Tactical Advantage 60 Fund
INVESTMENT COMPANIES - 99.8%
iShares Barclays Capital 3-7 Year Treasury Bond Fund (a)	24	$2,934
iShares Barclays Capital Intermediate Credit Bond Fund	13	1,377
iShares Barclays Capital MBS Bond Fund	43	4,536
iShares MSCI EMU Index Fund (a)	122	4,602
iShares MSCI Japan Index Fund (a)	431	5,131
iShares MSCI Pacific ex-Japan Index Fund (a)	9	430
iShares MSCI United Kingdom Index Fund (a)	29	562
iShares Russell 1000 Growth Index Fund	151	11,804
iShares Russell 1000 Value Index Fund	133	11,453
iShares Russell 2000 Growth Index Fund (a)	50	6,282
iShares Russell 2000 Value Index Fund (a)	67	6,181
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	14	1,508
PIMCO Enhanced Short Maturity ETF (a)	49	5,002
PowerShares Emerging Markets Sovereign Debt Portfolio (a)	19	516
Vanguard MSCI Emerging Markets ETF	29	1,158
Vanguard Short-Term Corporate Bond ETF (a)	40	3,187
Vanguard Total Bond Market ETF (a)	65	5,243
Total Investment Companies (cost $69,694)		71,906

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SHORT TERM INVESTMENTS - 30.4%
Investment Company - 0.3%
JNL Money Market Fund, 0.01% (b) (c)	171	171
Securities Lending Collateral - 30.1%
Fidelity Institutional Money Market Portfolio, 0.08% (c)	5,000	5,000
Repurchase Agreement with CSI, 0.05% (Collateralized by $36,760 U.S. Treasury Note Strip, due 11/15/27-11/15/39, value $17,046) acquired on 09/30/13, due 10/01/13 at $16,712	$16,712	16,712
		21,712
Total Short Term Investments (cost $21,883)		21,883
Total Investments - 130.2% (cost $91,577)		93,789
Other Assets and Liabilities, Net - (30.2%)		(21,743)
Total Net Assets - 100.0%		$72,046

(a)	All or portion of the security was on loan.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.

Curian Tactical Advantage 75 Fund
INVESTMENT COMPANIES - 99.9%
iShares Barclays Capital 3-7 Year Treasury Bond Fund (a)	5	$635
iShares Barclays Capital Intermediate Credit Bond Fund	4	438
iShares Barclays Capital MBS Bond Fund (a)	12	1,297
iShares MSCI EMU Index Fund (a)	127	4,807
iShares MSCI Japan Index Fund (a)	452	5,384
iShares MSCI Pacific ex-Japan Index Fund (a)	11	503
iShares MSCI United Kingdom Index Fund (a)	30	584
iShares Russell 1000 Growth Index Fund	156	12,215
iShares Russell 1000 Value Index Fund	139	12,005
iShares Russell 2000 Growth Index Fund (a)	53	6,699
iShares Russell 2000 Value Index Fund (a)	72	6,603
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	6	577
PIMCO Enhanced Short Maturity ETF (a)	33	3,394
PowerShares Emerging Markets Sovereign Debt Portfolio (a)	12	317
Vanguard MSCI Emerging Markets ETF	28	1,142
Vanguard Short-Term Corporate Bond ETF	13	1,011
Vanguard Total Bond Market ETF	18	1,461
Total Investment Companies (cost $56,605)		59,072
SHORT TERM INVESTMENTS - 29.6%
Investment Company - 0.3%
JNL Money Market Fund, 0.01% (b) (c)	209	209
Securities Lending Collateral - 29.3%
Fidelity Institutional Money Market Portfolio, 0.08% (c)	5,000	5,000
Repurchase Agreement with CSI, 0.05% (Collateralized by $27,155 U.S. Treasury Note Strip, due 11/15/27-11/15/39, value $12,592) acquired on 09/30/13, due 10/01/13 at $12,345	$12,345	12,345
		17,345
Total Short Term Investments (cost $17,554)		17,554
Total Investments - 129.5% (cost $74,159)		76,626
Other Assets and Liabilities, Net - (29.5%)		(17,475)
Total Net Assets - 100.0%		$59,151

(a)	All or portion of the security was on loan.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Curian Dynamic Risk Advantage - Diversified Fund
INVESTMENT COMPANIES - 7.0%
Alerian MLP ETF (a)	344	$6,052
iShares Barclays 1-3 Year Treasury Bond Fund (a)	1	121
iShares Core Total U.S. Bond Market ETF (a)	30	3,205
iShares JPMorgan USD Emerging Markets Bond Fund (a)	35	3,799
iShares MSCI ACWI Index Fund	1	76
iShares MSCI Canada Index Fund (a)	42	1,177
iShares MSCI EAFE Index Fund	—	24
SPDR Barclays High Yield Bond ETF	66	2,622
SPDR Barclays Short Term High Yield Bond ETF (a)	70	2,139
SPDR S&P 500 ETF Trust - Series 1	—	53
Vanguard MSCI Emerging Markets ETF	1	49
Vanguard REIT ETF (a)	51	3,374
Total Investment Companies (cost $22,889)		22,691

SHORT TERM INVESTMENTS - 93.4%

Federal Home Loan Bank - 11.1%
Federal Home Loan Bank
0.02%, 10/02/13 (b)	$1,000	1,000
0.01%, 10/04/13 (b)	5,000	5,000
0.05%, 10/23/13 - 11/22/13 (b)	20,000	19,999
0.03%, 11/13/13 (b)	10,000	10,000
		35,999
Federal Home Loan Mortgage Corp. - 12.6%
Federal Home Loan Mortgage Corp.
0.07%, 10/07/13 - 11/18/13 (b)	15,500	15,500
0.05%, 11/05/13 (b)	6,000	6,000
0.02%, 12/16/13 - 12/23/13 (b)	19,500	19,499
		40,999
Federal National Mortgage Association - 12.6%
Federal National Mortgage Association
0.05%, 10/16/13 (b)	13,000	13,000
0.03%, 11/07/13 (b)	11,000	11,000
0.08%, 11/13/13 (b)	7,000	7,000
0.02%, 12/18/13 (b)	10,000	9,999
		40,999
Investment Company - 2.6%
JNL Money Market Fund, 0.01% (c) (d)	8,579	8,579
Securities Lending Collateral - 4.1%
Repurchase Agreement with CSI, 0.05% (Collateralized by $29,696 U.S. Treasury Note Strip, due 11/15/27-11/15/39, value $13,770) acquired on 09/30/13, due 10/01/13 at $13,500	$13,500	13,500
Treasury Securities - 50.4%
U.S. Treasury Bill
0.04%, 10/17/13	13,000	13,000
0.01%, 10/24/13	38,000	37,999
0.02%, 11/14/13	35,375	35,374
0.03%, 11/29/13	34,000	33,999
0.04%, 12/05/13 (e)	1,770	1,770
0.01%, 12/12/13	42,000	41,999
		164,141
Total Short Term Investments (cost $304,214)		304,217
Total Investments - 100.4% (cost $327,103)		326,908
Other Assets and Liabilities, Net - (0.4%)		(1,245)
Total Net Assets - 100.0%		$325,663

(a)	All or portion of the security was on loan.
(b)	This security is a direct debt of the agency and not collateralized by mortgages.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.
(e)	All or a portion of the security is pledged or segregated as collateral.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2013

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
MSCI Mini EAFE Index Future	December 2013	124	$26
MSCI Mini Emerging Markets Index Future	December 2013	69	(95)
S&P 500 E-Mini Index Future	December 2013	179	2
U.S. Treasury Note Future, 2-Year	December 2013	537	317
			$250

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
AUD/USD	12/18/2013	CCI	AUD	299	$278	$(3)
AUD/USD	12/18/2013	CCI	AUD	137	127	(1)
AUD/USD	12/18/2013	CCI	AUD	195	181	(1)
AUD/USD	12/18/2013	CCI	AUD	49	45	—
AUD/USD	12/18/2013	CCI	AUD	117	109	(1)
AUD/USD	12/18/2013	CCI	AUD	186	172	(1)
AUD/USD	12/18/2013	CCI	AUD	293	272	(2)
AUD/USD	12/18/2013	CCI	AUD	483	448	—
CAD/USD	12/18/2013	CCI	CAD	176	171	1
CAD/USD	12/18/2013	CCI	CAD	1,170	1,133	6
CAD/USD	12/18/2013	CCI	CAD	287	278	—
CAD/USD	12/18/2013	CCI	CAD	626	607	1
CHF/USD	12/18/2013	CCI	CHF	117	129	4
CHF/USD	12/18/2013	CCI	CHF	936	1,035	30
CHF/USD	12/18/2013	CCI	CHF	94	104	3
CHF/USD	12/18/2013	CCI	CHF	117	129	4
CHF/USD	12/18/2013	CCI	CHF	187	207	6
CHF/USD	12/18/2013	CCI	CHF	351	388	10
CHF/USD	12/18/2013	CCI	CHF	187	207	6
CHF/USD	12/18/2013	CCI	CHF	134	148	1
CHF/USD	12/18/2013	CCI	CHF	109	120	1
CHF/USD	12/18/2013	CCI	CHF	54	60	—
CHF/USD	12/18/2013	CCI	CHF	45	50	—
CHF/USD	12/18/2013	CCI	CHF	45	50	—
CHF/USD	12/18/2013	CCI	CHF	117	129	1
CHF/USD	12/18/2013	CCI	CHF	126	139	1
CHF/USD	12/18/2013	CCI	CHF	85	95	1
CHF/USD	12/18/2013	CCI	CHF	135	149	1
CHF/USD	12/18/2013	CCI	CHF	49	55	—
EUR/USD	12/18/2013	CCI	EUR	670	906	18
EUR/USD	12/18/2013	CCI	EUR	101	136	3
EUR/USD	12/18/2013	CCI	EUR	968	1,310	1
EUR/USD	12/18/2013	CCI	EUR	200	270	—
EUR/USD	12/18/2013	CCI	EUR	400	541	—
EUR/USD	12/18/2013	CCI	EUR	105	142	—
EUR/USD	12/18/2013	CCI	EUR	431	584	—
EUR/USD	12/18/2013	CCI	EUR	2,862	3,873	1
EUR/USD	12/18/2013	CCI	EUR	516	698	1
EUR/USD	12/18/2013	CCI	EUR	1,074	1,453	(2)
GBP/USD	12/18/2013	CCI	GBP	3,025	4,894	150
GBP/USD	12/18/2013	CCI	GBP	1,891	3,059	94
GBP/USD	12/18/2013	CCI	GBP	86	139	4
GBP/USD	12/18/2013	CCI	GBP	1,518	2,457	70
GBP/USD	12/18/2013	CCI	GBP	570	922	27
GBP/USD	12/18/2013	CCI	GBP	3,543	5,732	172
GBP/USD	12/18/2013	CCI	GBP	1,687	2,730	65
GBP/USD	12/18/2013	CCI	GBP	616	997	23
GBP/USD	12/18/2013	CCI	GBP	231	374	8
GBP/USD	12/18/2013	CCI	GBP	123	199	4

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2013

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
GBP/USD	12/18/2013	CCI	GBP	62	$100	$2
GBP/USD	12/18/2013	CCI	GBP	77	125	2
GBP/USD	12/18/2013	CCI	GBP	123	199	4
GBP/USD	12/18/2013	CCI	GBP	77	125	3
GBP/USD	12/18/2013	CCI	GBP	210	340	5
GBP/USD	12/18/2013	CCI	GBP	401	648	10
GBP/USD	12/18/2013	CCI	GBP	95	154	2
GBP/USD	12/18/2013	CCI	GBP	382	617	9
GBP/USD	12/18/2013	CCI	GBP	95	154	3
GBP/USD	12/18/2013	CCI	GBP	286	463	7
GBP/USD	12/18/2013	CCI	GBP	248	401	7
GBP/USD	12/18/2013	CCI	GBP	191	309	5
GBP/USD	12/18/2013	CCI	GBP	86	139	1
GBP/USD	12/18/2013	CCI	GBP	103	167	1
GBP/USD	12/18/2013	CCI	GBP	224	362	3
GBP/USD	12/18/2013	CCI	GBP	86	139	1
GBP/USD	12/18/2013	CCI	GBP	241	390	3
GBP/USD	12/18/2013	CCI	GBP	95	153	1
GBP/USD	12/18/2013	CCI	GBP	163	264	2
GBP/USD	12/18/2013	CCI	GBP	258	417	3
GBP/USD	12/18/2013	CCI	GBP	3,085	4,991	37
GBP/USD	12/18/2013	CCI	GBP	256	415	3
GBP/USD	12/18/2013	CCI	GBP	208	337	2
GBP/USD	12/18/2013	CCI	GBP	11	18	—
GBP/USD	12/18/2013	CCI	GBP	8	13	—
GBP/USD	12/18/2013	CCI	GBP	12	19	—
GBP/USD	12/18/2013	CCI	GBP	3	5	—
GBP/USD	12/18/2013	CCI	GBP	7	11	—
GBP/USD	12/18/2013	CCI	GBP	18	29	—
NOK/USD	12/18/2013	CCI	NOK	3,950	655	(10)
NOK/USD	12/18/2013	CCI	NOK	594	99	(1)
NOK/USD	12/18/2013	CCI	NOK	8,227	1,364	(19)
NOK/USD	12/18/2013	CCI	NOK	4,832	801	(11)
NOK/USD	12/18/2013	CCI	NOK	3,547	588	(21)
NOK/USD	12/18/2013	CCI	NOK	241	40	—
NOK/USD	12/18/2013	CCI	NOK	382	63	(1)
NOK/USD	12/18/2013	CCI	NOK	100	17	—
NOK/USD	12/18/2013	CCI	NOK	281	47	—
NOK/USD	12/18/2013	CCI	NOK	402	67	—
NOK/USD	12/18/2013	CCI	NOK	603	100	—
NZD/USD	12/18/2013	CCI	NZD	2,398	1,981	70
NZD/USD	12/18/2013	CCI	NZD	1,447	1,195	39
NZD/USD	12/18/2013	CCI	NZD	2,137	1,766	56
NZD/USD	12/18/2013	CCI	NZD	841	695	22
NZD/USD	12/18/2013	CCI	NZD	759	627	(7)
SEK/USD	12/18/2013	CCI	SEK	13,647	2,120	50
SEK/USD	12/18/2013	CCI	SEK	13,647	2,120	50
SEK/USD	12/18/2013	CCI	SEK	4,725	734	14
SEK/USD	12/18/2013	CCI	SEK	17,167	2,666	49
SEK/USD	12/18/2013	CCI	SEK	4,357	677	13
SEK/USD	12/18/2013	CCI	SEK	1,831	284	5
SEK/USD	12/18/2013	CCI	SEK	366	57	1
SEK/USD	12/18/2013	CCI	SEK	183	28	1
SEK/USD	12/18/2013	CCI	SEK	687	107	2
SEK/USD	12/18/2013	CCI	SEK	229	36	1
SEK/USD	12/18/2013	CCI	SEK	229	36	1
SEK/USD	12/18/2013	CCI	SEK	366	57	1
SEK/USD	12/18/2013	CCI	SEK	11,265	1,750	(25)
USD/AUD	12/18/2013	CCI	AUD	(816)	(757)	(3)
USD/AUD	12/18/2013	CCI	AUD	(905)	(840)	(4)
USD/AUD	12/18/2013	CCI	AUD	(2,492)	(2,313)	(12)

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/AUD	12/18/2013	CCI	AUD	(123)	$(114)	$(1)
USD/AUD	12/18/2013	CCI	AUD	(2,108)	(1,957)	(11)
USD/AUD	12/18/2013	CCI	AUD	(1,739)	(1,614)	(7)
USD/AUD	12/18/2013	CCI	AUD	(309)	(287)	(2)
USD/AUD	12/18/2013	CCI	AUD	(165)	(153)	(1)
USD/AUD	12/18/2013	CCI	AUD	(103)	(96)	(1)
USD/AUD	12/18/2013	CCI	AUD	(825)	(766)	(8)
USD/AUD	12/18/2013	CCI	AUD	(165)	(153)	(1)
USD/AUD	12/18/2013	CCI	AUD	(82)	(77)	(1)
USD/AUD	12/18/2013	CCI	AUD	(103)	(96)	(1)
USD/AUD	12/18/2013	CCI	AUD	(35)	(32)	—
USD/AUD	12/18/2013	CCI	AUD	(105)	(97)	—
USD/AUD	12/18/2013	CCI	AUD	(147)	(136)	—
USD/AUD	12/18/2013	CCI	AUD	(35)	(32)	—
USD/AUD	12/18/2013	CCI	AUD	(70)	(65)	—
USD/AUD	12/18/2013	CCI	AUD	(91)	(84)	—
USD/AUD	12/18/2013	CCI	AUD	(140)	(130)	—
USD/AUD	12/18/2013	CCI	AUD	(77)	(71)	—
USD/AUD	12/18/2013	CCI	AUD	(1,931)	(1,792)	29
USD/CAD	12/18/2013	CCI	CAD	(616)	(596)	—
USD/CAD	12/18/2013	CCI	CAD	(585)	(567)	—
USD/CAD	12/18/2013	CCI	CAD	(431)	(418)	—
USD/CAD	12/18/2013	CCI	CAD	(369)	(358)	—
USD/CAD	12/18/2013	CCI	CAD	(923)	(895)	—
USD/CAD	12/18/2013	CCI	CAD	(154)	(149)	—
USD/CAD	12/18/2013	CCI	CAD	(3,184)	(3,085)	(23)
USD/CAD	12/18/2013	CCI	CAD	(2,453)	(2,377)	(15)
USD/CAD	12/18/2013	CCI	CAD	(1,983)	(1,921)	(8)
USD/CAD	12/18/2013	CCI	CAD	(1,672)	(1,620)	(4)
USD/CAD	12/18/2013	CCI	CAD	(1,004)	(973)	(4)
USD/CAD	12/18/2013	CCI	CAD	(126)	(122)	—
USD/CAD	12/18/2013	CCI	CAD	(100)	(97)	—
USD/CAD	12/18/2013	CCI	CAD	(377)	(365)	(1)
USD/CAD	12/18/2013	CCI	CAD	(201)	(195)	(1)
USD/CAD	12/18/2013	CCI	CAD	(201)	(195)	(1)
USD/CAD	12/18/2013	CCI	CAD	(126)	(122)	—
USD/CAD	12/18/2013	CCI	CAD	(1,966)	(1,905)	14
USD/CHF	12/18/2013	CCI	CHF	(1,174)	(1,299)	(38)
USD/CHF	12/18/2013	CCI	CHF	(1,124)	(1,244)	(40)
USD/CHF	12/18/2013	CCI	CHF	(1,481)	(1,639)	(54)
USD/CHF	12/18/2013	CCI	CHF	(800)	(886)	(29)
USD/CHF	12/18/2013	CCI	CHF	(513)	(568)	(4)
USD/EUR	12/18/2013	CCI	EUR	(314)	(425)	(1)
USD/EUR	12/18/2013	CCI	EUR	(298)	(403)	(1)
USD/EUR	12/18/2013	CCI	EUR	(188)	(255)	(1)
USD/EUR	12/18/2013	CCI	EUR	(220)	(297)	(1)
USD/EUR	12/18/2013	CCI	EUR	(471)	(637)	(2)
USD/EUR	12/18/2013	CCI	EUR	(78)	(106)	—
USD/EUR	12/18/2013	CCI	EUR	(2,606)	(3,526)	(80)
USD/EUR	12/18/2013	CCI	EUR	(2,073)	(2,804)	(54)
USD/EUR	12/18/2013	CCI	EUR	(3,067)	(4,151)	(95)
USD/EUR	12/18/2013	CCI	EUR	(3,435)	(4,648)	(90)
USD/EUR	12/18/2013	CCI	EUR	(1,270)	(1,719)	(33)
USD/EUR	12/18/2013	CCI	EUR	(2,288)	(3,096)	(60)
USD/EUR	12/18/2013	CCI	EUR	(2,210)	(2,991)	(57)
USD/EUR	12/18/2013	CCI	EUR	(999)	(1,352)	(26)
USD/EUR	12/18/2013	CCI	EUR	(2,760)	(3,735)	(72)
USD/EUR	12/18/2013	CCI	EUR	(1,773)	(2,399)	(43)
USD/EUR	12/18/2013	CCI	EUR	(177)	(240)	(5)
USD/EUR	12/18/2013	CCI	EUR	(355)	(480)	(8)
USD/EUR	12/18/2013	CCI	EUR	(355)	(480)	(9)

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/EUR	12/18/2013	CCI	EUR	(222)	$(300)	$(5)
USD/EUR	12/18/2013	CCI	EUR	(665)	(900)	(14)
USD/EUR	12/18/2013	CCI	EUR	(222)	(300)	(6)
USD/EUR	12/18/2013	CCI	EUR	(1,000)	(1,353)	3
USD/EUR	12/18/2013	CCI	EUR	(1,000)	(1,353)	3
USD/EUR	12/18/2013	CCI	EUR	(1,000)	(1,353)	3
USD/EUR	12/18/2013	CCI	EUR	(1,628)	(2,203)	5
USD/GBP	12/18/2013	CCI	GBP	(913)	(1,477)	(7)
USD/GBP	12/18/2013	CCI	GBP	(536)	(867)	(7)
USD/JPY	12/18/2013	CCI	JPY	(398)	(4)	—
USD/NZD	12/18/2013	CCI	NZD	(300)	(248)	(1)
USD/NZD	12/18/2013	CCI	NZD	(140)	(116)	—
USD/NZD	12/18/2013	CCI	NZD	(200)	(165)	—
USD/NZD	12/18/2013	CCI	NZD	(190)	(157)	—
USD/NZD	12/18/2013	CCI	NZD	(120)	(99)	—
USD/NZD	12/18/2013	CCI	NZD	(142)	(117)	(4)
USD/NZD	12/18/2013	CCI	NZD	(945)	(780)	(24)
USD/NZD	12/18/2013	CCI	NZD	(38)	(32)	(1)
USD/NZD	12/18/2013	CCI	NZD	(144)	(119)	(2)
USD/NZD	12/18/2013	CCI	NZD	(77)	(63)	(1)
USD/NZD	12/18/2013	CCI	NZD	(48)	(40)	(1)
USD/NZD	12/18/2013	CCI	NZD	(77)	(63)	(1)
USD/NZD	12/18/2013	CCI	NZD	(48)	(40)	(1)
USD/NZD	12/18/2013	CCI	NZD	(383)	(317)	(7)
USD/NZD	12/18/2013	CCI	NZD	(75)	(62)	(1)
USD/NZD	12/18/2013	CCI	NZD	(37)	(31)	—
USD/NZD	12/18/2013	CCI	NZD	(82)	(68)	(1)
USD/NZD	12/18/2013	CCI	NZD	(149)	(123)	(2)
USD/NZD	12/18/2013	CCI	NZD	(157)	(130)	(2)
USD/NZD	12/18/2013	CCI	NZD	(97)	(80)	(1)
USD/NZD	12/18/2013	CCI	NZD	(37)	(31)	(1)
USD/NZD	12/18/2013	CCI	NZD	(112)	(93)	(1)
USD/NZD	12/18/2013	CCI	NZD	(127)	(105)	1
USD/NZD	12/18/2013	CCI	NZD	(58)	(48)	—
USD/NZD	12/18/2013	CCI	NZD	(63)	(52)	1
USD/NZD	12/18/2013	CCI	NZD	(53)	(43)	—
USD/NZD	12/18/2013	CCI	NZD	(53)	(43)	—
USD/NZD	12/18/2013	CCI	NZD	(156)	(129)	1
USD/NZD	12/18/2013	CCI	NZD	(100)	(82)	1
USD/NZD	12/18/2013	CCI	NZD	(137)	(113)	1
USD/NZD	12/18/2013	CCI	NZD	(158)	(130)	1
USD/NZD	12/18/2013	CCI	NZD	(147)	(121)	1
USD/NZD	12/18/2013	CCI	NZD	(50)	(41)	—
USD/SEK	12/18/2013	CCI	SEK	(2,460)	(382)	2
USD/SEK	12/18/2013	CCI	SEK	(2,337)	(363)	2
USD/SEK	12/18/2013	CCI	SEK	(1,722)	(267)	1
USD/SEK	12/18/2013	CCI	SEK	(1,476)	(229)	1
USD/SEK	12/18/2013	CCI	SEK	(615)	(96)	—
USD/SEK	12/18/2013	CCI	SEK	(3,690)	(573)	1
USD/SEK	12/18/2013	CCI	SEK	(2,689)	(418)	1
USD/SEK	12/18/2013	CCI	SEK	(1,902)	(295)	2
					$(12,904)	$173

See accompanying Notes to Schedules of Investments.

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)	Unrealized Appreciation/ (Depreciation)
BOA	* Alerian MLP ETF	1-month LIBOR + 0.40%	12/13/2013	$2	$93
BOA	* Alerian MLP ETF	1-month LIBOR + 0.45%	12/13/2013	3	140
BOA	* Alerian MLP ETF	1-month LIBOR + 0.50%	12/13/2013	4	191
BOA	* Alerian MLP ETF	1-month LIBOR + 0.65%	12/13/2013	5	243
CGM	* Alerian MLP ETF	1-month LIBOR + 0.89%	12/13/2013	2	77
BOA	* iShares Core Total U.S. Bond Market ETF	Federal Funds Effective Rate + 0.17%	12/13/2013	31	39
BOA	* iShares Core Total U.S. Bond Market ETF	Federal Funds Effective Rate + 0.15%	12/13/2013	23	29
BOA	* iShares Core Total U.S. Bond Market ETF	Federal Funds Effective Rate + 0.30%	12/13/2013	15	19
CGM	* iShares Core Total U.S. Bond Market ETF	Federal Funds Effective Rate + 0.40%	12/13/2013	27	35
JPM	* iShares Core Total U.S. Bond Market ETF	Federal Funds Effective Rate + 0.25%	12/13/2013	34	44
JPM	* iShares Core Total U.S. Bond Market ETF	Federal Funds Effective Rate + 0.10%	12/13/2013	42	53
JPM	* iShares Core Total U.S. Bond Market ETF	Federal Funds Effective Rate + 0.15%	12/13/2013	30	38
MSI	* iShares Core Total U.S. Bond Market ETF	Federal Funds Effective Rate + 0.20%	12/13/2013	25	32
BOA	* iShares JPMorgan USD Emerging Markets Bond Fund	1-month LIBOR - 0.40%	12/13/2013	15	23
BOA	* iShares JPMorgan USD Emerging Markets Bond Fund	1-month LIBOR - 0.60%	12/13/2013	32	49
BOA	* iShares JPMorgan USD Emerging Markets Bond Fund	1-month LIBOR - 1.00%	12/13/2013	56	86
BOA	* iShares JPMorgan USD Emerging Markets Bond Fund	1-month LIBOR - 1.25%	12/13/2013	34	53
CGM	* iShares JPMorgan USD Emerging Markets Bond Fund	1-month LIBOR - 0.55%	12/13/2013	34	51
MSI	* iShares JPMorgan USD Emerging Markets Bond Fund	1-month LIBOR - 0.55%	12/13/2013	46	70
CGM	* SPDR Barclays Capital High Yield Bond ETF	Federal Funds Effective Rate + 0.05%	12/13/2013	45	3
JPM	* SPDR Barclays Capital High Yield Bond ETF	Federal Funds Effective Rate - 0.20%	12/13/2013	45	3
JPM	* SPDR Barclays Capital High Yield Bond ETF	Federal Funds Effective Rate - 0.20%	12/13/2013	52	3
MSI	* SPDR Barclays Capital High Yield Bond ETF	Federal Funds Effective Rate + 0.00%	12/13/2013	40	2
BOA	* SPDR Barclays Short Term High Yield Bond ETF	Federal Funds Effective Rate - 0.20%	12/13/2013	44	3
CGM	* SPDR Barclays Short Term High Yield Bond ETF	Federal Funds Effective Rate - 0.10%	12/13/2013	59	2
JPM	* SPDR Barclays Short Term High Yield Bond ETF	Federal Funds Effective Rate + 0.33%	12/13/2013	349	12
JPM	* SPDR Barclays Short Term High Yield Bond ETF	Federal Funds Effective Rate - 0.35%	12/13/2013	75	5
BOA	* Vanguard REIT ETF	Federal Funds Effective Rate + 0.18%	12/13/2013	45	(13)
BOA	* Vanguard REIT ETF	Federal Funds Effective Rate + 0.33%	12/13/2013	43	(12)
BOA	* Vanguard REIT ETF	Federal Funds Effective Rate + 0.40%	12/13/2013	23	(7)
CGM	* Vanguard REIT ETF	Federal Funds Effective Rate + 0.00%	12/13/2013	52	(14)
GSI	* Vanguard REIT ETF	Federal Funds Effective Rate + 0.25%	12/13/2013	25	(7)
GSI	* Vanguard REIT ETF	Federal Funds Effective Rate + 0.00%	12/13/2013	23	(6)
GSI	* Vanguard REIT ETF	Federal Funds Effective Rate - 0.05%	12/13/2013	38	(10)
MSI	* Vanguard REIT ETF	Federal Funds Effective Rate + 0.35%	12/13/2013	60	(17)
MSI	* Vanguard REIT ETF	Federal Funds Effective Rate + 0.60%	12/13/2013	50	(14)
					$1,298

(1)Notional amount is stated in USD unless otherwise noted.

* Swap agreement fair valued in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs.  See FASB ASC Topic 820 note in the Notes to Schedules of Investments.

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Curian Dynamic Risk Advantage - Growth Fund
INVESTMENT COMPANIES - 0.2%
iShares Barclays 1-3 Year Treasury Bond Fund	—	$13
iShares MSCI EAFE Index Fund	—	26
iShares Russell 2000 Index Fund	—	2
SPDR S&P 500 ETF Trust - Series 1	—	30
Vanguard MSCI Emerging Markets ETF	1	39
Total Investment Companies (cost $101)		110

SENIOR DEBT NOTES - 7.6%
iPath S&P 500 Dynamic VIX ETN	31	1,203
iPath S&P 500 VIX Mid-Term Futures ETN (a)	106	1,980
VelocityShares Daily Inverse VIX Short Term ETN	81	2,179
Total Senior Debt Notes (cost $5,310)		5,362

SHORT TERM INVESTMENTS - 92.3%

Federal Home Loan Bank - 9.3%
Federal Home Loan Bank
0.03%, 11/13/13 (b)	$5,000	5,000
0.05%, 12/06/13 (b)	1,500	1,500
		6,500
Federal Home Loan Mortgage Corp. - 10.7%
Federal Home Loan Mortgage Corp.
0.07%, 10/07/13 (b)	5,000	5,000
0.02%, 12/16/13 - 12/23/13 (b)	2,500	2,500
		7,500
Federal National Mortgage Association - 13.5%
Federal National Mortgage Association
0.05%, 10/16/13 - 12/02/13 (b)	8,500	8,500
0.03%, 12/11/13 (b)	1,000	1,000
		9,500
Investment Company - 5.8%
JNL Money Market Fund, 0.01% (c) (d)	4,087	4,087

Securities Lending Collateral - 0.8%
Repurchase Agreement with CSI, 0.05% (Collateralized by $1,254 U.S. Treasury Note Strip, due 11/15/27-11/15/39, value $581) acquired on 09/30/13, due 10/01/13 at $570	$570	570

Treasury Securities - 52.2%
U.S. Treasury Bill
0.04%, 10/17/13	12,000	12,000
0.03%, 11/29/13	10,000	9,999
0.04%, 12/05/13 (e)	1,625	1,625
0.01%, 12/12/13	13,039	13,039
		36,663
Total Short Term Investments (cost $64,819)		64,820
Total Investments - 100.1% (cost $70,230)		70,292
Other Assets and Liabilities, Net - (0.1%)		(78)
Total Net Assets - 100.0%		$70,214

(a)                                 All or portion of the security was on loan.

(b)                                 This security is a direct debt of the agency and not collateralized by mortgages.

(c)                                  Investment in affiliate.

(d)                                 Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.

(e)                                  All or a portion of the security is pledged or segregated as collateral.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2013

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
MSCI Mini EAFE Index Future	December 2013	82	$22
MSCI Mini Emerging Markets Index Future	December 2013	118	(162)
Russell 2000 Mini Index Future	December 2013	74	127
S&P 500 E-Mini Index Future	December 2013	92	(39)
U.S. Treasury Note Future, 2-Year	December 2013	121	72
			$20

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)	Unrealized Appreciation / (Depreciation)
CGM	* iPath S&P 500 Dynamic VIX ETN	Federal Funds Effective Rate + 0.00%	12/13/2013	$16	$4
CGM	* iPath S&P 500 Dynamic VIX ETN	Federal Funds Effective Rate + 0.00%	12/13/2013	10	2
CGM	* iPath S&P 500 Dynamic VIX ETN	Federal Funds Effective Rate + 0.30%	12/13/2013	32	7
BOA	* iPath S&P 500 VIX Mid-Term Futures ETN	1-week LIBOR - 0.40%	12/13/2013	28	5
BOA	* iPath S&P 500 VIX Mid-Term Futures ETN	1-week LIBOR - 0.45%	12/13/2013	50	8
GSI	* iPath S&P 500 VIX Mid-Term Futures ETN	1-week LIBOR - 0.90%	12/13/2013	58	10
GSI	* iPath S&P 500 VIX Mid-Term Futures ETN	1-week LIBOR - 1.70%	12/13/2013	122	21
JPM	* iPath S&P 500 VIX Mid-Term Futures ETN	1-week LIBOR - 1.00%	12/13/2013	30	5
JPM	* VelocityShares Daily Inverse VIX Short-Term ETN	1-week LIBOR - 0.30%	12/13/2013	113	(181)
					$(119)

(1)Notional amount is stated in USD unless otherwise noted.

* Swap agreement fair valued in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs.  See FASB ASC Topic 820 note in the Notes to Schedules of Investments.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2013

	Shares/Par †	Value
Curian Dynamic Risk Advantage - Income Fund
INVESTMENT COMPANIES - 98.6%
iShares Barclays 1-3 Year Treasury Bond Fund (a)	330	$27,865
iShares Barclays Capital Intermediate Credit Bond Fund (a)	116	12,468
iShares JPMorgan USD Emerging Markets Bond Fund (a)	113	12,330
PIMCO 0-5 Year High Yield Corporate Bond Index ETF (a)	62	6,488
PIMCO Enhanced Short Maturity ETF (a)	373	37,824
PowerShares Preferred Portfolio (a)	909	12,439
SPDR Barclays High Yield Bond ETF (a)	162	6,441
SPDR Dow Jones Global Real Estate ETF (a)	306	12,960
SPDR S&P Dividend ETF	200	13,785
SPDR S&P International Dividend ETF	278	12,995
Total Investment Companies (cost $156,896)		155,595

SHORT TERM INVESTMENTS - 31.1%

Investment Company - 1.3%
JNL Money Market Fund, 0.01% (b) (c)	2,034	2,034

Securities Lending Collateral - 29.8%
Fidelity Institutional Money Market Portfolio, 0.08% (c)	15,000	15,000
Repurchase Agreement with CSI, 0.05% (Collateralized by $70,446 U.S. Treasury Note Strip, due 11/15/27-11/15/39, value $32,666) acquired on 09/30/13, due 10/01/13 at $32,026	$32,026	32,026
		47,026
Total Short Term Investments (cost $49,060)		49,060
Total Investments - 129.7% (cost $205,956)		204,655
Other Assets and Liabilities, Net - (29.7%)		(46,813)
Total Net Assets - 100.0%		$157,842

(a)                                 All or portion of the security was on loan.

(b)                                 Investment in affiliate.

(c)                                  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.

Curian/Aberdeen Latin America Fund
COMMON STOCKS - 93.0%

ARGENTINA - 3.2%
Tenaris SA - ADR	7	$314

BRAZIL - 66.9%
Arezzo Industria e Comercio SA	13	228
Banco Bradesco SA	56	869
BM&F Bovespa SA	29	163
BRF SA	6	156
Cia de Bebidas das Americas	10	364
Cia Hering	13	190
Itau Unibanco Holding SA	39	531
Localiza Rent a Car SA	9	141
Lojas Renner SA	14	401
Multiplan Empreendimentos Imobiliarios SA	17	405
Natura Cosmeticos SA	13	287
Odontoprev SA	34	150
Petroleo Brasileiro SA	105	806
Souza Cruz SA	13	154
Totvs SA	6	93
Ultrapar Participacoes SA	15	376
Vale SA	56	874
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	6	80
WEG SA	8	92
Wilson Sons Ltd. - BDR	10	123
		6,483
CHILE - 4.6%
Banco Santander Chile - ADR	11	281
SACI Falabella	18	167
		448
COLOMBIA - 2.9%
Almacenes Exito SA	8	130
BanColombia SA	10	145
		275
MEXICO - 15.4%
Fomento Economico Mexicano SAB de CV - ADR	3	330
Grupo Aeroportuario del Centro Norte Sab de CV - ADR	6	157
Grupo Aeroportuario del Sureste SA de CV - ADR - Class B	1	152
Grupo Financiero Banorte SAB de CV	58	364
Kimberly-Clark de Mexico SAB de CV - Class A	48	140
Organizacion Soriana SAB de CV (a)	49	158
Wal-Mart de Mexico SAB de CV - Class V	71	186
		1,487
Total Common Stocks (cost $10,052)		9,007

PREFERRED STOCKS - 3.9%

BRAZIL - 1.9%
Banco Bradesco SA	3	42
Bradespar SA	13	145
		187
CHILE - 2.0%
Embotelladora Andina SA, 2.59%	47	195
Total Preferred Stocks (cost $430)		382

SHORT TERM INVESTMENTS - 3.6%

Investment Company - 3.6%
JNL Money Market Fund, 0.01% (b) (c)	351	351
Total Short Term Investments (cost $351)		351
Total Investments - 100.5% (cost $10,833)		9,740
Other Assets and Liabilities, Net - (0.5%)		(48)
Total Net Assets - 100.0%		$9,692

(a)                                 Non-income producing security.

(b)                                 Investment in affiliate.

(c)                                  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Curian/American Funds® Global Growth Fund
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1	8	$213
Total Investment Companies (cost $213)		213
Total Investments - 100.0% (cost $213)		213
Other Assets and Liabilities, Net - 0.0%		—
Total Net Assets - 100.0%		$213

Curian/American Funds® Growth Fund
INVESTMENT COMPANIES - 100.1%
American Funds Insurance Series - Growth Fund - Class 1	469	$34,235
Total Investment Companies (cost $30,486)		34,235
Total Investments - 100.1% (cost $30,486)		34,235
Other Assets and Liabilities, Net - (0.1%)		(18)
Total Net Assets - 100.0%		$34,217

Curian/AQR Risk Parity Fund (d)
GOVERNMENT AND AGENCY OBLIGATIONS - 39.3%

FRANCE - 4.9%
France Government Inflation Indexed Bond
0.25%, 07/25/18 (a), EUR	1,342	$1,859
1.30%, 07/25/19 (a), EUR	3,183	4,676
1.10%, 07/25/22 (a), EUR	5,923	8,445
		14,980
GERMANY - 8.3%
Deutsche Bundesrepublik Inflation Indexed Bond
1.50%, 06/08/18 (a), EUR	9,807	14,014
1.75%, 04/15/20 (a), EUR	7,395	11,315
		25,329
UNITED KINGDOM - 5.6%
United Kingdom Inflation Linked Treasury Bond, 1.88%, 11/22/22 (a), GBP	8,620	17,036

UNITED STATES OF AMERICA - 20.5%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/17 - 05/05/18 (a)	$41,745	41,897
2.63%, 07/15/17 (a)	6,763	7,675
1.63%, 01/15/18 (a)	6,133	6,741
1.38%, 07/15/18 (a)	5,525	6,066
		62,379
Total Government and Agency Obligations (cost $118,719)		119,724

SHORT TERM INVESTMENTS - 44.5%

Investment Companies - 44.5%
JNL Money Market Fund, 0.01% (b) (c)	56,500	56,500
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (c)	79,016	79,016
Total Short Term Investments (cost $135,516)		135,516
Total Investments - 83.8% (cost $254,235)		255,240
Other Assets and Liabilities, Net - 16.2%		49,335
Total Net Assets - 100.0%		$304,575

(a)                                 Treasury inflation indexed note, par amount is adjusted for inflation.

(b)                                 Investment in affiliate.

(c)                                  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.

(d)                                 Consolidated Schedule of Investments.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2013

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
Amsterdam Exchange Index Future	October 2013	6	$(10)
Australia Commonwealth Treasury Bond Future, 10-Year	December 2013	60	97
CAC 40 Euro Future	October 2013	37	(16)
Canadian Government Bond Future, 10-Year	December 2013	74	123
Cattle Feeder Future	November 2013	2	5
Cocoa Future	December 2013	10	2
Coffee ‘C’ Future	December 2013	43	(48)
Corn Future	March 2014	129	(101)
Cotton No.2 Future	December 2013	19	26
Euro Stoxx 50 Future	December 2013	142	(46)
Euro-Bund Future	December 2013	419	1,134
FTSE 100 Index Future	December 2013	87	(208)
FTSE/JSE Top 40 Index Future	December 2013	49	(2)
FTSE/MIB Index Future	December 2013	4	(12)
German Stock Index Future	December 2013	6	(15)
Gold 100 oz. Future	December 2013	39	(27)
Hang Seng Index Future	October 2013	8	(16)
IBEX 35 Index Future	October 2013	5	8
ICE Brent Crude Oil Future	January 2014	83	(33)
Japanese Government Bond Future, 10-Year	December 2013	52	97
KOSPI 200 Index Future	December 2013	33	(28)
Live Cattle Future	December 2013	24	29
LME Aluminum Future	March 2014	61	46
LME Copper Future	March 2014	26	46
LME Lead Future	March 2014	10	7
LME Nickel Future	March 2014	11	(5)
LME Zinc Future	March 2014	24	18
Russell 2000 Mini Index Future	December 2013	46	22
S&P 500 E-Mini Index Future	December 2013	626	(1,001)
S&P MidCap 400 E-Mini Index Future	December 2013	43	(16)
S&P/TSX 60 Index Future	December 2013	29	(26)
SGX Nifty Index Future	October 2013	129	(48)
Silver Future	December 2013	24	(75)
Soybean Future	January 2014	49	(141)
Soybean Meal Future	December 2013	24	(46)
SPI 200 Index Future	December 2013	27	(33)
Sugar #11 (World Markets) Future	March 2014	112	66
Tokyo Price Index Future	December 2013	73	(76)
U.K. Long Gilt Future	December 2013	119	368
U.S. Treasury Note Future, 10-Year	December 2013	363	479
Wheat Future	March 2014	65	85
			$629

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
BRL/USD	12/18/2013	CSI	BRL	5,000	$2,217	$46
BRL/USD	12/18/2013	CSI	BRL	5,300	2,350	(11)
BRL/USD	12/18/2013	CSI	BRL	4,000	1,773	(10)
ILS/USD	12/18/2013	CSI	ILS	9,500	2,692	14
ILS/USD	12/18/2013	CSI	ILS	2,400	680	(7)
ILS/USD	12/18/2013	CSI	ILS	15,800	4,477	14
KRW/USD	12/18/2013	CSI	KRW	2,137,600	1,979	15
KRW/USD	12/18/2013	CSI	KRW	2,342,600	2,169	3
KRW/USD	12/18/2013	CSI	KRW	1,766,700	1,636	1
MXN/USD	12/18/2013	CSI	MXN	42,200	3,204	(37)
MXN/USD	12/18/2013	CSI	MXN	46,300	3,515	(107)
MXN/USD	12/18/2013	CSI	MXN	34,600	2,627	(58)
SGD/USD	12/18/2013	CSI	SGD	3,400	2,710	12
SGD/USD	12/18/2013	CSI	SGD	1,800	1,435	(9)
SGD/USD	12/18/2013	CSI	SGD	4,600	3,667	(9)
TRY/USD	12/18/2013	CSI	TRY	3,300	1,611	(3)
TRY/USD	12/18/2013	CSI	TRY	3,700	1,806	(51)
TRY/USD	12/18/2013	CSI	TRY	2,700	1,318	(20)

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2013

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
TWD/USD	12/18/2013	CSI	TWD	79,200	$2,682	$(6)
TWD/USD	12/18/2013	CSI	TWD	21,700	735	(6)
TWD/USD	12/18/2013	CSI	TWD	121,600	4,118	(17)
USD/EUR	12/18/2013	CSI	EUR	(3,380)	(5,468)	(94)
USD/EUR	12/18/2013	CSI	EUR	(6,600)	(8,931)	(114)
USD/EUR	12/18/2013	CSI	EUR	(7,200)	(9,741)	16
USD/EUR	12/18/2013	CSI	EUR	(8,872)	(12,005)	(5
USD/EUR	12/18/2013	CSI	EUR	(5,300)	(7,172)	(16)
USD/EUR	12/18/2013	CSI	EUR	(11,191)	(15,143)	(41)
USD/EUR	12/18/2013	CSI	EUR	(9,464)	(12,806)	(164)
USD/GBP	12/18/2013	CSI	GBP	(359)	(486)	(6)
USD/GBP	12/18/2013	CSI	GBP	(146)	(237)	(3)
USD/GBP	12/18/2013	CSI	GBP	(3,245)	(5,250)	(52)
USD/GBP	12/18/2013	CSI	GBP	(3,678)	(5,951)	(58)
USD/RUB	12/18/2013	CSI	RUB	(16,728)	(509)	1
USD/RUB	12/18/2013	CSI	RUB	(17,377)	(529)	13
ZAR/USD	12/18/2013	CSI	ZAR	14,700	1,447	(30)
ZAR/USD	12/18/2013	CSI	ZAR	13,200	1,299	(54)
ZAR/USD	12/18/2013	CSI	ZAR	15,500	1,526	(29)
					$(30,555)	$(882)

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
BCL	* ICE Gas Oil Future	N/A	12/12/2013		$3,752	$(29)
BCL	* Lean Hogs Future	N/A	12/13/2013		1,466	(11)
BCL	* Live Cattle Future	N/A	12/31/2013		2,548	38
BCL	* Natural Gas Future	N/A	11/26/2013		2,132	(119)
BCL	* NY Harbor ULSD Future	N/A	11/29/2013		3,036	(45)
BCL	* RBOB Gasoline Future	N/A	11/29/2013		2,683	(51)
BCL	* Soybean Oil Future	N/A	12/13/2013		1,427	(47)
BCL	* WTI Crude Oil Future	N/A	11/20/2013		10,715	(219)
BOA	* Bovespa Index Future	N/A	10/16/2013	BRL	6,764	(121)
BOA	* Euro-Bund Future	N/A	12/06/2013	EUR	414	10
BOA	* H-SHARES Index Future	N/A	10/30/2013	HKD	37,865	(152)
BOA	* Japanese Government Bond Future, 10-Year	N/A	12/11/2013	JPY	143,686	4
BOA	* MSCI Taiwan Stock Index Future	N/A	10/30/2013		2,889	(47)
BOA	* Russian Trading System Index Future	N/A	12/16/2013		1,078	(28)
BOA	* Swiss Market Index Future	N/A	12/20/2013	CHF	3,746	(30)
BOA	* U.S. Treasury Note Future, 10-Year	N/A	12/19/2013		87,014	828
						$(19)

(1)Notional amount is stated in USD unless otherwise noted.

* Swap agreement fair valued in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs.  See FASB ASC Topic 820 note in the Notes to Schedules of Investments.

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Curian/Ashmore Emerging Market Small Cap Equity Fund
COMMON STOCKS - 90.7%

BRAZIL - 8.7%
Cia de Locacao das Americas	27	$119
Even Construtora e Incorporadora SA	18	67
GOL Linhas Aereas Inteligentes SA - ADR (a)	31	150
Iochpe-Maxion SA	36	441
Magazine Luiza SA (a)	16	54
Mahle-Metal Leve SA Industria e Comercio	19	228
Sonae Sierra Brasil SA	13	131
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	9	124
		1,314
CANADA - 1.0%
Gran Tierra Energy Inc. (a)	21	150

CHILE - 0.4%
Cia Sud Americana de Vapores SA (a)	1,235	64

CHINA - 11.5%
AutoNavi Holdings Ltd. - ADR (a)	11	158
China Lodging Group Ltd. -ADS (a)	8	150
Hollysys Automation Technologies Ltd. (a)	31	464
LightInTheBox Holding Co. Ltd. - ADR (a)	4	50
Noah Holdings Ltd. - ADS	7	118
Shenzhou International Group Holdings Ltd.	45	146
SouFun Holdings Ltd. - ADR	9	484
Vipshop Holdings Ltd. - ADR (a)	2	97
Zhongsheng Group Holdings Ltd.	47	74
		1,741
HONG KONG - 14.4%
China Dongxiang Group Co.	1,008	157
Chinasoft International Ltd. (a)	490	134
Comba Telecom Systems Holdings Ltd. (a)	165	55
Forgame Holdings Ltd. (a) (b)	6	38
GOME Electrical Appliances Holdings Ltd.	998	128
Goodbaby International Holdings Ltd.	634	319
Honghua Group Ltd.	105	31
Intime Retail Group Co. Ltd.	256	280
Ju Teng International Holdings Ltd.	238	140
Kingsoft Corp Ltd.	62	147
Minth Group Ltd.	56	112
NagaCorp Ltd.	142	120
Pacific Basin Shipping Ltd.	435	296
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. - Class H (a)	104	70
SPT Energy Group Inc	206	104
Xiao Nan Guo Restaurants Holdings Ltd.	240	42
		2,173
INDONESIA - 1.7%
Adi Sarana Armada Tbk PT (a)	1,809	43
Erajaya Swasembada Tbk PT	363	45
Timah Persero Tbk PT	1,029	143
Wismilak Inti Makmur Tbk PT	555	33
		264
MALAYSIA - 5.0%
AirAsia BHD	68	53
Gamuda Bhd	150	212
Landmarks BHD (a)	104	37
My EG Services Bhd	109	66
Padini Holdings Bhd	103	55
Tune Ins Holdings Bhd (a)	102	64
Wah Seong Corp. Bhd	94	49
WCT Holdings Bhd	292	219
		755
MEXICO - 5.0%
Cydsa SAB de CV - Class A	37	132
Empresas ICA SAB de CV - ADR (a)	32	272
Empresas ICA SAB de CV - ADR (a)	18	155
Grupo Famsa SAB de CV - Class A (a)	64	125
Grupo KUO SAB De CV - Class B (a)	34	67
		751
NIGERIA - 0.8%
Zenith Bank Plc	1,031	128

PHILIPPINES - 1.1%
Atlas Consolidated Mining & Development	206	58
Century Properties Group Inc.	1,316	46
Filinvest Land Inc.	1,794	66
		170
RUSSIAN FEDERATION - 2.8%
Aeroflot - Russian Airlines OJSC	162	272
TMK OAO - GDR	11	147
		419
SOUTH KOREA - 15.6%
BS Financial Group Inc.	11	157
Gamevil Inc. (a)	3	156
Grand Korea Leisure Co. Ltd.	3	109
GSretail Co. Ltd.	10	278
Hyundai Department Store Co. Ltd.	2	268
Hyundai Development Co.	10	220
Korean Reinsurance Co.	36	425
LG Fashion Corp.	11	310
Modetour Network Inc.	5	116
Nexen Tire Corp.	17	250
Osstem Implant Co. Ltd. (a)	2	59
		2,348
TAIWAN - 17.0%
Chicony Electronics Co. Ltd.	—	1
China Life Insurance Co. Ltd.	312	282
Chipbond Technology Corp.	116	240
Chroma ATE Inc.	149	335
Evergreen Marine Corp Taiwan Ltd. (a)	222	131
Globe Union Industrial Corp. (a)	195	151
Hung Poo Real Estate Development Corp.	118	120
Johnson Health Tech Co. Ltd.	44	141
Kinsus Interconnect Technology Corp.	66	232
Parade Technologies Ltd.	36	254
Sanyo Electric Taiwan Co. Ltd.	103	114
Tainan Spinning Co. Ltd.	564	347
TTFB Co. Ltd.	8	72
TXC Corp.	102	136
		2,556
THAILAND - 4.5%
Amata Corp PCL	269	150
Jasmine International PCL	362	96
STP & I PCL	261	156
Supalai PCL	542	272
		674
TURKEY - 1.2%
Turkiye Sinai Kalkinma Bankasi A/S	199	176
Total Common Stocks (cost $13,407)		13,683

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
PARTICIPATORY NOTES - 6.6%

INDIA - 4.5%
JPMorgan Chase & Co. Participatory Note (PI Industries Ltd.) (b)	$88	213
Merril Lynch International & Co. Participatory Note (Balrampur Chini Mills Ltd.) (b)	211	143
Merril Lynch International & Co. Participatory Note (Dewan Housing Finance Corp Ltd.) (b)	49	81
Merril Lynch International & Co. Participatory Note (ING Vysya Bank Ltd.) (b)	12	102
Merril Lynch International & Co. Participatory Note (KPIT Cummins Infosystems Ltd.) (b)	67	140
		679
SAUDI ARABIA - 2.1%
Deutsche Bank AG Participatory Note (Fawaz Abdulaziz Alhokair & Co.) (b)	4	156
JPMorgan Chase & Co. Participatory Note (Abdullah Al Othaim Markets) (b)	5	165
		321
Total Participatory Notes (cost $969)		1,000

PREFERRED STOCKS - 2.5%

BRAZIL - 1.8%
Banco ABC Brasil SA	26	152
Randon Participacoes SA, 0.03%	22	123
		275
CHILE - 0.7%
Coca-Cola Embonor SA, 4.38%	41	96
Total Preferred Stocks (cost $450)		371

RIGHTS - 0.0%

CHILE - 0.0%
Cia Sud Americana de Vapores SA (a) (b)	956	—
Total Rights (cost $0)		—

SHORT TERM INVESTMENTS - 2.2%

Investment Company - 2.2%
JNL Money Market Fund, 0.01% (c) (d)	328	328
Total Short Term Investments (cost $328)		328

Total Investments - 102.0% (cost $15,154)		15,382
Other Assets and Liabilities, Net - (2.0%)		(304)
Total Net Assets - 100.0%		$15,078

(a)	Non-income producing security.
(b)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Schedules of Investments.

(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Curian/Baring International Fixed Income Fund
CORPORATE BONDS AND NOTES - 6.6%

GERMANY - 0.4%
Deutsche Telekom International Finance BV, 4.25%, 07/13/22, EUR	50	$76

NETHERLANDS - 3.8%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.00%, 09/10/15, GBP	90	153
1.85%, 04/12/17, JPY	30,000	318
ING Bank NV, 5.38%, 04/15/21, GBP	100	183
		654
SWEDEN - 0.8%
Skandinaviska Enskilda Banken AB, 2.50%, 09/01/15, EUR	100	140

UNITED KINGDOM - 1.6%
Abbey National Treasury Services Plc, 4.13%, 09/14/17, GBP	80	138
SSE Plc, 8.38%, 11/20/28, GBP	60	139
		277
Total Corporate Bonds and Notes (cost $1,148)		1,147

GOVERNMENT AND AGENCY OBLIGATIONS - 92.0%

AUSTRALIA - 6.2%
Queensland Treasury Corp.
6.00%, 09/14/17, AUD	245	251
6.25%, 06/14/19, AUD	400	420
Treasury Corp. of Victoria, 5.75%, 11/15/16, AUD	150	151
Western Australian Treasury Corp., 8.00%, 07/15/17, AUD	230	249
		1,071
AUSTRIA - 2.1%
Austria Government Bond
3.40%, 11/22/22, EUR	100	151
4.15%, 03/15/37, EUR	130	214
		365
BELGIUM - 4.9%
Belgium Government Bond
4.00%, 03/28/18, EUR	100	152
4.25%, 09/28/21, EUR	450	702
		854
CANADA - 5.0%
Canada Housing Trust No. 1, 1.85%, 12/15/16 , CAD	210	205
Province of Alberta, Canada, 1.75%, 06/15/17, CAD	150	145
Province of British Columbia, Canada, 3.70%, 12/18/20, CAD	310	318
Province of Ontario, Canada, 3.15%, 09/08/15, CAD	200	200
		868
FINLAND - 2.4%
Finland Government Bond, 2.75%, 07/04/28, EUR	300	415

FRANCE - 7.4%
Agence Francaise de Developpement, 1.80%, 06/19/15, JPY	20,000	208
Caisse Francaise de Financement Local, 1.80%, 05/09/17, JPY	40,000	417
France Government Bond OAT
3.75%, 04/25/21, EUR	150	230
5.75%, 10/25/32, EUR	230	427
		1,282
GERMANY - 3.6%
Bundesrepublik Deutschland
2.50%, 01/04/21, EUR	50	74
3.25%, 07/04/42, EUR	40	61
KFW
5.63%, 08/25/17, GBP	130	245
2.05%, 02/16/26 , JPY	21,000	244
		624
IRELAND - 2.5%
Ireland Government Bond, 4.60%, 04/18/16, EUR	300	435

ITALY - 12.4%
Italy Buoni Poliennali Del Tesoro
4.00%, 02/01/17, EUR	370	521
3.50%, 06/01/18, EUR	240	328
4.25%, 09/01/19, EUR	385	539
3.75%, 08/01/21, EUR	370	499
4.75%, 08/01/23, EUR	190	266
		2,153
JAPAN - 11.4%
Japan Government Bond
0.80%, 12/20/22, JPY	38,000	392
1.60%, 06/20/30, JPY	25,500	269
1.40%, 12/20/32, JPY	27,000	268
1.70%, 06/20/33, JPY	47,000	489
2.00%, 09/20/41, JPY	51,000	554
		1,972
LUXEMBOURG - 4.5%
European Investment Bank
1.40%, 06/20/17, JPY	36,000	382
4.13%, 12/07/17, GBP	130	232
4.00%, 10/15/37, EUR	100	161
		775
MEXICO - 6.2%
Mexican Bonos
6.00%, 06/18/15, MXN	3,800	301
7.25%, 12/15/16, MXN	5,100	423
8.00%, 12/07/23, MXN	4,000	349
		1,073
NETHERLANDS - 2.0%
Netherlands Government Bond, 3.75%, 01/15/23, EUR	230	356

NORWAY - 0.6%
Norway Government Bond, 2.00%, 05/24/23, NOK	700	109

PHILIPPINES - 2.1%
Asian Development Bank, 2.35%, 06/21/27, JPY	30,000	359

POLAND - 6.1%
Poland Government Bond, 0.00%, 07/25/14 - 01/25/16 (a), PLN	3,500	1,056
		1,056

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SINGAPORE - 0.5%
Singapore Government Bond, 2.50%, 06/01/19, SGD	100	84

SPAIN - 6.6%
Spain Government Bond
3.75%, 10/31/15, EUR	230	323
3.80%, 01/31/17, EUR	290	409
4.10%, 07/30/18, EUR	290	412
		1,144

SWEDEN - 1.3%
Sweden Government Bond, 3.00%, 07/12/16, SEK	1,400	228

SWITZERLAND - 0.7%
EUROFIMA, 6.00%, 01/28/14, AUD	140	132

UNITED KINGDOM - 2.5%
United Kingdom Treasury Bond, 4.50%, 09/07/34, GBP	230	436

UNITED STATES OF AMERICA - 1.0%
International Bank for Reconstruction & Development, 5.40%, 06/07/21, GBP	90	176

Total Government and Agency Obligations (cost $16,114)		15,967

SHORT TERM INVESTMENTS - 1.8%

Investment Company - 1.8%
JNL Money Market Fund, 0.01% (b) (c)	309	309
Total Short Term Investments (cost $309)		309

Total Investments - 100.4% (cost $17,571)		17,423
Other Assets and Liabilities, Net - (0.4%)		(71)
Total Net Assets - 100.0%		$17,352

(a)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.

See accompanying Notes to Schedules of Investments.

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
EUR/USD	10/18/2013	DUB	EUR	250	$338	$4
JPY/USD	10/18/2013	DUB	JPY	179,000	1,821	35
JPY/USD	10/11/2013	CIB	JPY	30,000	305	5
JPY/USD	10/18/2013	DUB	JPY	18,000	183	(1)
JPY/USD	10/18/2013	DUB	JPY	24,400	248	4
NOK/USD	10/18/2013	CIB	NOK	1,880	313	(1)
NOK/USD	10/18/2013	DUB	NOK	900	150	2
SEK/USD	10/18/2013	CIB	SEK	400	62	2
SGD/USD	10/18/2013	DUB	SGD	240	191	(1)
USD/AUD	10/18/2013	DUB	AUD	(841)	(784)	(17)
USD/AUD	10/18/2013	CIB	AUD	(120)	(112)	(4)
USD/AUD	10/18/2013	CIB	AUD	(161)	(150)	(7)
USD/AUD	10/18/2013	CIB	AUD	(170)	(158)	—
USD/CAD	10/18/2013	DUB	CAD	(84)	(81)	(1)
USD/EUR	10/18/2013	CIB	EUR	(76)	(103)	(1)
USD/EUR	10/18/2013	CIB	EUR	(174)	(235)	—
USD/GBP	10/18/2013	DUB	GBP	(536)	(868)	(51)
USD/GBP	10/18/2013	CIB	GBP	(100)	(162)	(2)
USD/JPY	10/18/2013	CIB	JPY	(7,840)	(80)	—
USD/JPY	10/18/2013	CIB	JPY	(15,100)	(154)	—
USD/MXN	10/18/2013	CIB	MXN	(6,030)	(460)	19
USD/MXN	10/18/2013	CIB	MXN	(1,500)	(114)	3
USD/NOK	10/18/2013	CIB	NOK	(475)	(79)	1
USD/PLN	10/18/2013	CIB	PLN	(1,924)	(615)	(24)
USD/SEK	10/18/2013	CIB	SEK	(798)	(124)	(3)
USD/SGD	10/18/2013	CIB	SGD	(257)	(205)	(2)
USD/ZAR	11/22/2013	DUB	ZAR	(690)	(68)	1
					$(941)	$(39)

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Curian/BlackRock Global Long Short Credit Fund
COMMON STOCKS - 0.3%
UNITED STATES OF AMERICA - 0.3%
ADT Corp.	13	$543
Apple Inc.	1	436
International Business Machines Corp.	2	323

Total Common Stocks (cost $1,329)		1,302

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 8.1%

CANADA - 0.3%
Air Canada Pass-Through Trust
6.63%, 05/15/18 (a)	$700	692
5.38%, 05/15/21 (a)	430	415
		1,107
GERMANY - 0.4%
German Residential Funding Plc, 4.33%, 11/14/19, EUR	1,097	1,509

GUERNSEY - 0.3%
Doric Nimrod Air Alpha Pass-Through Trust, 5.25%, 05/30/23 (a) (c)	1,300	1,290

IRELAND - 0.1%
Bank of Ireland Mortgage Bank, 3.63%, 10/02/20, EUR	290	395

ITALY - 0.7%
Banca Monte dei Paschi di Siena SpA, 4.88%, 09/15/16, EUR	785	1,095
Berica PMI, 2.54%, 11/16/19, EUR	1,281	1,735
		2,830
SPAIN - 0.4%
AyT Cedulas Cajas XXIII Fondo de Titulizacion de Activos, 4.75%, 06/15/16, EUR	1,000	1,412

UNITED KINGDOM - 0.5%
Granite Master Issuer Plc
0.33%, 12/17/54 (b), EUR	553	739
0.33%, 12/20/54 (b), EUR	507	678
Paragon Mortgages No. 13 Plc, 0.45%, 01/15/39 (b)	656	573
		1,990
UNITED STATES OF AMERICA - 5.4%
Acas Clo Ltd., 0.48%, 04/20/21 (b)	1,355	1,322
ALM Loan Funding, 3.71%, 04/24/24 (c)	480	453
ALM VI Ltd., 5.00%, 06/14/23	250	251
American Airlines Pass-Through Trust
6.13%, 07/15/18 (a)	1,750	1,654
5.63%, 01/15/21 (a)	1,800	1,724
4.95%, 01/15/23 (a)	1,500	1,504
4.00%, 07/15/25 (a)	450	420
Chatham Light CLO Ltd., 0.97%, 08/03/19 (b) (c)	500	489
Continental Airlines Inc. Pass-Through Trust, 5.50%, 10/29/20	230	230
Continental Airlines Pass-Through Certificates, 6.13%, 04/29/18	1,000	1,015
Dryden XXII Senior Loan Fund, 5.27%, 01/15/22 (b)	745	745
ECP CLO Ltd., 3.25%, 03/17/22 (b)	645	645
Flatiron CLO Ltd., 4.77%, 10/25/24	250	251
ING IM CLO Ltd., 5.02%, 10/15/22 (b)	250	250
KKR CLO Trust, 1.45%, 07/15/25	500	491
Madison Park Funding I Ltd., 3.05%, 10/23/25 (c)	320	310
Mountain Hawk CLO Ltd., 1.42%, 07/22/24 (c)	460	456
North End CLO Ltd., 3.73%, 07/17/25 (b) (c)	250	238
OHA Credit Partners VI Ltd., 4.76%, 05/15/23 (b)	350	351
OZLM Funding Ltd., 3.52%, 07/22/25	750	698
Race Point V CLO Ltd., 2.75%, 12/15/22	700	701
Symphony CLO XI Ltd., 4.27%, 01/17/25 (b)	250	242
Tyron Park CLO Ltd., 3.77%, 07/15/25 (b)	500	475
United Air Lines Inc. Pass-Through Trust, 4.30%, 08/15/25	860	844
US Airways Pass-Through Trust
5.45%, 06/03/18	2,700	2,531
8.00%, 10/01/19	230	246
6.75%, 06/03/21	680	695
5.38%, 11/15/21	1,620	1,536
		20,767
Total Non-U.S. Government Agency Asset-Backed Securities (cost $31,788)		31,300

CORPORATE BONDS AND NOTES - 46.5%

AUSTRALIA - 0.1%
Spotless Holdings Term Loan B, 5.00%, 07/27/30 (b)	165	165

BELGIUM - 0.1%
Barry Callebaut Services NV, 5.50%, 12/21/17 (a)	216	219
Ontex IV SA, 7.50%, 04/15/18 (d), EUR	200	283
		502
CANADA - 0.8%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (a)	185	199
Air Canada, 6.75%, 10/01/19 (a)	875	870
Rogers Communications Inc., 5.45%, 10/01/43	1,090	1,080
VPII Escrow Corp., 6.75%, 08/15/18 (a)	826	884
		3,033
CHINA - 0.7%
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23 (a)	2,520	2,542

CZECH REPUBLIC - 0.1%
RPG Byty Sro, 6.75%, 05/01/20 (d), EUR	400	530

FINLAND - 0.4%
Citycon OYJ, 3.75%, 06/24/20 (d), EUR	1,120	1,521

FRANCE - 2.7%
Aeroports de Paris, 2.75%, 06/05/28, EUR	500	656
Autoroutes du Sud de la France SA, 2.88%, 01/18/23, EUR	1,200	1,644
Electricite de France SA, 2.75%, 03/10/23 (d), EUR	200	272
Eutelsat SA, 3.13%, 10/10/22 (d), EUR	400	536
Gecina SA, 2.88%, 05/30/23, EUR	400	517
Kering, 2.50%, 07/15/20 (d), EUR	500	677
Lafarge SA, 4.75%, 09/30/20 (d), EUR	500	683
Plastic Omnium SA, 2.88%, 05/29/20, EUR	1,900	2,448
RTE Reseau de Transport d’Electricite SA, 2.88%, 09/12/23 (d), EUR	800	1,091
Societe Generale SA, 2.38%, 02/28/18 (d), EUR	600	834
Vivendi SA, 2.38%, 01/21/19 (d), EUR	800	1,071
		10,429

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
GERMANY - 3.5%
Allianz Finance II BV, 5.75%, 07/08/41 (b), EUR	700	1,051
Bayerische Landesbank, 4.50%, 02/07/19 (b) (d), EUR	800	1,004
CeramTec Term Loan B-1, 4.25%, 06/30/17 (b)	153	153
Commerzbank AG
3.63%, 07/10/17, EUR	580	835
7.75%, 03/16/21, EUR	600	866
8.13%, 09/19/23 (a)	1,230	1,255
Continental Rubber of America Corp., 4.50%, 09/15/19 (a)	875	913
Deutsche Pfandbriefbank AG, 2.25%, 09/11/17 (d), EUR	1,260	1,696
Evonik Industries AG, 1.88%, 04/08/20 (d), EUR	520	695
Faenza Acquisition GmbH Term Loan B-2, 4.25%, 08/23/17 (b)	15	15
Faenza Acquisition GmbH Term Loan B-3, 4.25%, 08/23/17 (b)	47	47
HSH Nordbank AG
1.03%, 02/14/17 (b), EUR	100	87
1.07%, 02/14/17 (b) (d), EUR	1,134	981
Muenchener Rueckversicherungs AG, 6.00%, 05/26/41 (b) (d), EUR	400	618
Schaeffler Finance BV, 4.25%, 05/15/18 (d), EUR	809	1,105
Schaeffler Holding Finance BV, 6.88%, 08/15/18 (a)	255	267
Vier Gas Transport GmbH, 3.13%, 07/10/23 (d), EUR	435	606
Volkswagen Financial Services NV, 1.75%, 08/21/17 (d), GBP	895	1,444
		13,638
IRELAND - 0.9%
AIB Mortgage Bank, 4.88%, 06/29/17, EUR	664	969
Cloverie Plc for Zurich Insurance Co. Ltd., 7.50%, 07/24/39 (b), EUR	450	732
CRH Finance Ltd., 3.13%, 04/03/23 (d), EUR	650	875
DEPFA Bank Plc, 0.92%, 12/15/15 (b), EUR	800	927
		3,503
ITALY - 3.1%
A2A SpA, 4.38%, 01/10/21, EUR	880	1,213
ACEA SpA, 3.75%, 09/12/18 (d), EUR	665	915
Cerved Technologies SpA, 6.38%, 01/15/20 (d), EUR	220	304
Credito Emiliano SpA, 3.25%, 07/09/20, EUR	515	709
Enel Finance International NV, 4.88%, 04/17/23 (d), EUR	400	567
Enel SpA, 8.75%, 09/24/73 (a)	2,505	2,549
Snam SpA
3.88%, 03/19/18 (d), EUR	405	581
3.50%, 02/13/20 (d), EUR	955	1,324
Telecom Italia Finance SA, 7.75%, 01/24/33, EUR	350	514
Telecom Italia SpA
6.38%, 06/24/19, GBP	1,000	1,662
5.88%, 05/19/23, GBP	550	825
UniCredit SpA, 6.95%, 10/31/22 (d), EUR	620	863
		12,026
JAMAICA - 0.2%
Digicel Ltd., 6.00%, 04/15/21 (a)	675	634

JERSEY - 0.5%
Atrium European Real Estate Ltd., 4.00%, 04/20/20 (d), EUR	800	1,080
Enterprise Funding Ltd., 3.50%, 09/10/20 (d) (e), GBP	400	644
		1,724
LUXEMBOURG - 1.6%
Aguila 3 SA, 7.88%, 01/31/18 (a)	440	460
GELF Bond Issuer I SA, 3.13%, 04/03/18 (d), EUR	1,215	1,674
Intralot Finance Luxembourg SA, 9.75%, 08/15/18 (d), EUR	1,085	1,530
ION Trading Technologies S.A.R.L. Term Loan B, 4.75%, 05/09/17 (b)	439	438
IVS F. SpA, 7.13%, 04/01/20 (d), EUR	650	883
Servus Luxembourg Holding SCA, 7.75%, 06/15/18 (d), EUR	599	823
SES SA, 4.63%, 03/09/20 (d), EUR	300	460
		6,268
NETHERLANDS - 2.8%
ABN AMRO Bank NV
3.63%, 10/06/17 (d), EUR	600	876
6.38%, 04/27/21 (d), EUR	120	181
7.13%, 07/06/22 (d), EUR	300	468
Achmea BV, 6.00%, 04/04/43 (b) (d), EUR	755	1,062
ASML Holding NV, 3.38%, 09/19/23 (d), EUR	730	995
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.00%, 01/11/22, EUR	560	838
3.95%, 11/09/22	400	384
3.88%, 07/25/23, EUR	1,630	2,181
ING Bank NV
0.94%, 05/23/16 (b)	525	508
6.13%, 05/29/23 (b), EUR	400	594
Madrilena Red de Gas Finance BV, 3.78%, 09/11/18 (d), EUR	440	607
NXP BV
3.75%, 06/01/18 (a)	650	634
5.75%, 02/15/21 (a)	323	328
Playa Resorts Holding BV, 8.00%, 08/15/20 (a)	150	158
TMF Group Holding BV, 9.88%, 12/01/19 (d), EUR	320	456
Ziggo BV, 3.63%, 03/27/20 (d), EUR	312	418
		10,688
NORWAY - 0.1%
Seadrill Ltd., 5.63%, 09/15/17 (a)	354	358

PORTUGAL - 0.2%
Caixa Geral de Depositos SA, 5.63%, 12/04/15 (d), EUR	600	829

SPAIN - 2.3%
AyT Cedulas Cajas Global
3.50%, 03/14/16, EUR	800	1,093
3.75%, 12/14/22, EUR	800	942
AyT Cedulas Cajas X Fondo de Titulizacion, 0.29%, 06/30/15 (b), EUR	1,000	1,297
BBVA Senior Finance SAU, 3.75%, 01/17/18 (d), EUR	200	279
Caja Rural de Navarra, 2.88%, 06/11/18, EUR	900	1,209
Cedulas TDA 6 Fondo de Titulizacion de Activos
3.88%, 05/23/25, EUR	800	875
4.25%, 04/10/31, EUR	1,000	1,038
Repsol International Finance BV, 3.63%, 10/07/21 (d), EUR	1,200	1,629

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Telefonica Emisiones SAU, 3.19%, 04/27/18	560	553
		8,915
SWEDEN - 0.0%
SAS AB, 7.50%, 04/01/15 (e), SEK	1,000	156

SWITZERLAND - 0.2%
Dufry Finance SCA, 5.50%, 10/15/20 (a)	264	266
UBS AG, 4.75%, 05/22/23 (d)	660	632
		898
UNITED KINGDOM - 7.1%
AA Bond Co. Ltd.
6.27%, 03/18/18 (d), GBP	740	1,264
9.50%, 07/31/19 (d), GBP	390	679
6.27%, 07/31/25 (d), GBP	275	471
Abbey National Treasury Services Plc, 2.63%, 07/16/20 (d), EUR	1,740	2,367
Aviva Plc, 6.13%, 07/05/43 (d), EUR	835	1,183
Barclays Bank Plc
4.75% (callable at 100 beginning 03/15/20) (f), EUR	650	695
6.63%, 03/30/22 (d), EUR	400	620
BAT International Finance Plc, 4.00%, 09/04/26 (d), GBP	1,270	2,059
BUPA Finance Plc, 5.00%, 04/25/23 (d), GBP	340	539
Co-operative Group Holdings 2011, 6.88%, 07/08/20 (d), GBP	340	515
Enterprise Inns Plc, 6.50%, 12/06/18 (d), GBP	853	1,415
GKN Holdings Plc, 5.38%, 09/19/22 (d), GBP	870	1,459
HBOS Plc, 4.88%, 03/20/15, EUR	1,840	2,581
House of Fraser Funding Plc, 8.88%, 08/15/18 (d), GBP	563	973
Lloyds Bank Plc
6.50%, 03/24/20 (d), EUR	1,010	1,551
11.88%, 12/16/21 (d), EUR	400	664
Nationwide Building Society, 4.13%, 03/20/23 (d), EUR	750	1,006
Punch Taverns Finance B Ltd.
5.94%, 12/30/24, GBP	280	433
4.77%, 06/30/33, GBP	696	1,048
SABMiller Holdings Inc.
2.20%, 08/01/18 (a)	330	329
1.88%, 01/20/20 (d), EUR	535	718
Unique Pub Finance Co. Plc
7.40%, 03/28/24, GBP	156	239
5.66%, 06/30/27, GBP	1,633	2,532
Vodafone Group Plc, 8.13%, 11/26/18, GBP	680	1,396
Vougeot Bidco Plc, 7.88%, 07/15/20 (d), GBP	378	636
		27,372
UNITED STATES OF AMERICA - 19.1%
Access Midstream Partners LP, 5.88%, 04/15/21	235	241
Activision Blizzard Inc., 5.63%, 09/15/21 (a)	216	216
Activision Blizzard Inc. Term Loan B, 2.50%, 08/26/17 (b)	325	324
ADS Waste Holdings Inc. Term Loan B, 4.25%, 12/21/16 (b)	499	498
ADT Corp.
6.25%, 10/15/21 (a)	395	401
4.13%, 06/15/23	355	317
Aircastle Ltd., 7.63%, 04/15/20	420	464
Alcatel-Lucent Term Loan, 7.25%, 06/29/19 (b)	329	331
Alcatel-Lucent USA Inc., 8.88%, 01/01/20 (a)	225	237
Alliance Laundry Systems Term Loan B, 4.50%, 04/01/17 (b)	235	235
Ally Financial Inc., 8.00%, 11/01/31	560	630
American Builders & Contractors Supply Co. Inc. Term Loan, 3.50%, 03/31/17 (b)	350	347
American Capital Ltd., 6.50%, 09/15/18 (a)	1,675	1,692
American Tower Corp.
3.40%, 02/15/19	280	277
3.50%, 01/31/23	1,080	948
5.00%, 02/15/24	310	304
Amscan Holdings Inc. Term Loan, 4.25%, 07/25/19 (b)	647	644
APX Group Inc., 6.38%, 12/01/19 (a)	358	338
ARAMARK Corp., 5.75%, 03/15/20 (a)	478	483
Arysta Lifescience Corp. Term Loan B, 4.50%, 05/08/17 (b)	185	184
Aurora USA Oil & Gas Inc.
9.88%, 02/15/17 (a)	206	219
7.50%, 04/01/20 (a)	194	193
Bally Technologies Inc. Term Loan B, 4.25%, 07/31/17 (b)	415	414
Bank of America Corp.
5.20% (callable at 100 beginning 06/01/23) (b) (f)	300	262
5.65%, 05/01/18	425	480
Belden Inc., 5.50%, 04/15/23 (d), EUR	189	248
Biomet Inc. Incremental Term Loan, 3.75%, 07/17/17 (b)	195	195
BJ’S Wholesale Club Inc. Term Loan, 4.25%, 10/10/16 (b)	544	541
BMC Software Finance Inc., 8.13%, 07/15/21 (a)	375	389
BMC Software Finance Inc. Term Loan, 5.00%, 07/29/17 (b)	310	310
Bright Horizons Family Solutions LLC Term Loan B, 3.95%, 02/11/17 (b)	250	250
CA Inc., 2.88%, 08/15/18	310	313
Caesars Entertainment Operating Co. Inc., 9.00%, 02/15/20	88	83
Ceridian Corp.
8.88%, 07/15/19 (a)	368	421
11.00%, 03/15/21 (a)	330	382
Chesapeake Energy Corp., 5.75%, 03/15/23	403	404
Citigroup Inc.
5.35% (callable at 100 beginning 05/15/23) (b) (f)	585	509
5.95% (callable at 100 beginning 01/30/23) (b) (f)	530	494
2.50%, 09/26/18	1,640	1,631
5.50%, 09/13/25	790	813
6.68%, 09/13/43	251	270
Clear Channel Communications Inc.
9.00%, 12/15/19 (a)	296	290
9.00%, 03/01/21	146	141
CNH Capital LLC, 3.63%, 04/15/18	560	557
Coinmach Corp. Term Loan, 4.25%, 02/09/17 (b)	375	374
Continental Building Products LLC Term Loan B, 4.50%, 08/07/17 (b)	275	274
Continental Resources Inc., 5.00%, 09/15/22	240	241
CPG International Inc. Term Loan, 5.00%, 08/26/17 (b)	375	373
CPG Merger Sub LLC, 8.00%, 10/01/21 (a)	300	305
Delphi Corp., 5.00%, 02/15/23	400	413
DIRECTV Holdings LLC, 3.80%, 03/15/22	1,267	1,183
Edwards Lifesciences Corp., 2.88%, 10/15/18	510	508
Energy Transfer Partners LP
4.15%, 10/01/20	310	319
4.90%, 02/01/24	1,470	1,494
6.50%, 02/01/42	110	116

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Fidelity National Information Services Inc., 5.00%, 03/15/22	215	218
First Data Corp. New Dollar Term Loan, 4.19%, 03/24/17 (b)	130	129
FirstEnergy Solutions Corp., 6.05%, 08/15/21	450	483
Ford Motor Credit Co. LLC, 2.38%, 01/16/18	580	576
Freescale Semiconductor Inc. Term Loan B-5, 5.00%, 10/23/17 (b)	205	205
Gardner Denver Inc. Dollar Term Loan, 4.25%, 06/30/17 (b)	1,212	1,199
GE Capital European Funding, 1.00%, 05/02/17 (d), EUR	790	1,060
General Electric Capital Corp., 6.25%, (callable at 100 beginning 12/15/22) (b) (f)	500	505
General Motors Co.
4.88%, 10/02/23 (a)	755	738
6.25%, 10/02/43 (a)	565	557
General Motors Financial Co. Inc.
2.75%, 05/15/16 (a)	403	402
3.25%, 05/15/18 (a)	760	739
Glencore Funding LLC, 4.13%, 05/30/23 (a)	575	532
Goldman Sachs Group Inc., 3.63%, 01/22/23	790	756
HD Supply Inc.
8.13%, 04/15/19	454	504
7.50%, 07/15/20 (a)	756	783
Hilton Worldwide Inc. Term Loan B, 3.00%, 09/06/17 (b)	1,706	1,703
Hospira Inc., 5.20%, 08/12/20	580	590
HUB International Ltd. Term Loan B, 4.75%, 09/01/17 (b)	605	605
Hyundai Capital America, 1.88%, 08/09/16 (a)	330	331
ING US Inc., 5.65%, 05/15/53 (b)	245	224
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 01/15/19 (a)	118	118
Jabil Circuit Inc., 5.63%, 12/15/20	200	206
JPMorgan Chase & Co.
5.15% (callable at 100 beginning 05/01/23) (b) (f)	835	731
6.00% (callable at 100 beginning 08/01/23) (b) (f)	925	867
KCG Holdings Inc., 8.25%, 06/15/18 (a)	55	54
KCG Holdings Inc. Term Loan B, 5.25%, 06/29/19 (b)	75	75
Kinder Morgan Energy Partners LP, 2.65%, 02/01/19	170	169
Laureate Education Extended Term Loan B, 5.25%, 11/06/23 (b)	150	150
Level 3 Communications Inc., 8.88%, 06/01/19	367	393
Level 3 Financing Inc., 8.13%, 07/01/19	665	712
Lynx II Corp., 7.00%, 04/15/23 (d), GBP	340	558
MacDermid Inc. Term Loan, 4.00%, 06/15/20 (b)	499	496
Meccanica Holdings USA Inc.
6.25%, 07/15/19 (a)	510	525
6.25%, 01/15/40 (a)	920	768
Media General Inc. Term Loan B, 0.50%, 06/30/17 (b)	690	691
MetLife Inc., 6.40%, 12/15/36 (b)	700	707
Morgan Stanley
5.63%, 09/23/19	550	614
3.75%, 02/25/23	790	762
NAI Entertainment Holdings, 5.00%, 08/01/18 (a)	238	243
Norfolk Southern Corp., 4.80%, 08/15/43	270	262
Nuance Communications Inc., 5.38%, 08/15/20 (a)	223	211
Oasis Petroleum Inc., 6.88%, 03/15/22 (a)	196	207
Offshore Group Investment Ltd. Term Loan, 5.75%, 01/26/14 (b)	500	506
Onex Carestream Finance LP Term Loan, 8.50%, 02/11/17 (b)	200	198
Onex Carestream Finance LP Term Loan B, 5.00%, 10/06/15 (b)	301	302
Oracle Corp., 2.38%, 01/15/19	500	502
OSI Restaurant Partners LLC Term Loan, 3.50%, 12/22/16 (b)	215	214
Oxea Finance & Cy SCA Term Loan, 8.50%, 06/01/17 (b)	90	90
Oxea Finance & Cy SCA Term Loan B-2, 4.75%, 11/30/19 (b)	510	505
Pact Group Inc. Term Loan B, 3.75%, 05/09/20 (b)	249	245
Par Pharmaceutical Cos. Inc. Term Loan B, 4.25%, 10/20/16 (b)	249	248
Performance Food Group Co. Term Loan B, 6.25%, 01/31/17 (b)	274	271
Pinnacle Entertainment Inc. Term Loan B-2, 3.75%, 06/30/17 (b)	374	373
Pinnacle Food Finance LLC Term Loan G, 3.25%, 04/15/20 (b)	499	494
Pinnacle Foods Finance LLC Term Loan H, 2.50%, 05/06/17 (b)	145	143
PNK Finance Corp., 6.38%, 08/01/21 (a)	180	184
Progressive Waster Solutions Ltd. Term Loan B, 5.00%, 12/22/16 (b)	195	195
Prudential Financial Inc.
5.88%, 09/15/42 (b)	268	263
5.63%, 06/15/43 (b)	800	753
5.20%, 03/15/44 (b)	775	703
RBS Global Inc. and Rexnord Corp. Term Loan B, 4.00%, 08/07/17 (b)	230	227
RCN Telecom Services LLC, 8.50%, 08/15/20 (a)	285	278
Realogy Group LLC
3.38%, 05/01/16 (a)	552	552
7.88%, 02/15/19 (a)	528	577
Reynolds Group Holdings Term Loan B, 4.75%, 09/30/18 (b)	100	100
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21 (a)	585	573
Sabine Pass LNG LP, 7.50%, 11/30/16	218	240
Seagate HDD Cayman, 4.75%, 06/01/23 (a)	270	260
Sirius XM Radio Inc., 5.88%, 10/01/20 (a)	441	445
Six Flags Entertainment Corp., 5.25%, 01/15/21 (a)	455	433
SLM Corp., 5.50%, 01/15/19	1,400	1,387
Spectrum Brands Escrow Corp., 6.38%, 11/15/20 (a)	589	614
Sprint Communications Inc., 9.00%, 11/15/18 (a)	490	575
Sprint Corp., 7.88%, 09/15/23 (a)	1,545	1,576
Summit Midstream Holdings LLC, 7.50%, 07/01/21 (a)	270	279
Sun Merger Sub Inc., 5.25%, 08/01/18 (a)	248	254
SunGard Data Systems Inc., 6.63%, 11/01/19	351	358
SUPERVALU Inc. Term Loan, 5.00%, 01/15/22 (b)	298	297
T-Mobile USA Inc., 5.25%, 09/01/18 (a)	220	224
Tenet Healthcare Corp.
6.00%, 10/01/20 (a)	367	375
8.13%, 04/01/22 (a)	584	610
Total System Services Inc., 2.38%, 06/01/18	420	410
Transocean Inc.
6.38%, 12/15/21	280	311
3.80%, 10/15/22	300	283

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2013

	Shares/Par †	Value
Travelport LLC 1st Lien Term Loan B, 6.25%, 02/07/16 (b)	545	551
TriNet HR Corp. Term Loan B-2, 5.00%, 07/31/17 (b)	50	49
tw telecom holdings inc., 5.38%, 10/01/22 (a)	220	210
U.S. Foodservice Inc. Term Loan, 4.50%, 03/31/19 (b)	534	530
UDR Inc., 3.70%, 10/01/20	160	161
Univision Communications 1st Lien Term Loan, 4.75%, 03/21/17 (b)	150	149
Valeant Pharmaceuticals International Inc.
Term Loan, 3.75%, 02/11/17 (b)	199	200
Verizon Communications Inc.
5.15%, 09/15/23	1,718	1,842
3.85%, 11/01/42	500	395
6.55%, 09/15/43	2,706	3,054
Weather Co. Term Loan, 7.00%, 12/26/20 (b)	215	220
Wells Fargo & Co., 2.25%, 05/02/23 (d), EUR	490	641
Whiting Petroleum Corp., 5.00%, 03/15/19	545	546
William Carter Co., 5.25%, 08/15/21 (a)	169	169
Williams Cos. Inc., 3.70%, 01/15/23	470	425
Wilsonart LLC Initial Term Loan, 5.50%, 01/25/17 (b)	299	295
Zayo Group LLC, 8.13%, 01/01/20	184	201
		73,943
Total Corporate Bonds and Notes (cost $177,470)		179,674

GOVERNMENT AND AGENCY OBLIGATIONS - 3.4%

FRANCE - 1.5%
France Government Bond
2.25%, 10/25/22, EUR	800	1,086
4.25%, 10/25/23, EUR	3,050	4,798
		5,884
PORTUGAL - 0.3%
Portugal Government International Bond, 3.50%, 03/25/15 (d)	1,250	1,233

SPAIN - 0.9%
Autonomous Community of Catalonia, Spain, 2.13%, 10/01/14, CHF	300	326
Autonomous Community of Valencia, Spain
3.25%, 07/06/15, EUR	900	1,191
4.38%, 07/16/15, EUR	1,000	1,354
4.00%, 11/02/16, EUR	300	396
		3,267
UNITED STATES OF AMERICA - 0.7%
U.S. Treasury Note, 1.38%, 06/30/18 - 07/31/18	2,728	2,733
Total Government and Agency Obligations (cost $12,942)		13,117

INVESTMENT COMPANIES - 1.1%
PowerShares Senior Loan Portfolio	165	4,072
Total Investment Companies (cost $4,114)		4,072

PREFERRED STOCKS - 0.7%
UNITED STATES OF AMERICA - 0.7%
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/25) (f)	16	359
United Technologies Corp., Convertible Preferred, 7.50% (f)	15	999

	Shares/Par/Contracts †	Value
Wells Fargo & Co., 5.85%, (callable at 25 beginning 09/15/23) (f)	62	1,480
Total Preferred Stocks (cost $2,910)		2,838

PURCHASED OPTIONS - 0.2%
CBOE VIX Call Option, Strike Price 15, Expiration 10/16/13	625	103
CBOE VIX Call Option, Strike Price 19, Expiration 10/16/13	625	38
EURO STOXX 50 Index Put Option, Strike Price EUR 2,925, Expiration 10/18/13	298	259
iTraxx Europe Crossover Series 20 Put Option, Strike Price EUR 400, Expiration 11/20/13, CIT	4,830,000	108
iTraxx Europe Crossover Series 20 Put Option, Strike Price EUR 400, Expiration 11/20/13, JPM	7,240,000	162
S&P 500 Index Put Option, Strike Price 1,650, Expiration 10/19/13	31	37
Total Purchased Options (cost $569)		707

SHORT TERM INVESTMENTS - 55.9%

Investment Company - 34.9%
JNL Money Market Fund, 0.01% (g) (h)	134,893	134,893

Repurchase Agreements - 21.0%
Australia - 0.7%
Repurchase Agreement with BCL, (1.00)% (Collateralized by $580 National Australia Bank Ltd., 2.30%, due 07/25/18, value $585) acquired on 07/25/13, open maturity at $580	$580	580
Repurchase Agreement with CGM, (0.50)% (Collateralized by $750 National Australia Bank Ltd., 2.30%, due 07/25/18, value $757) acquired on 07/25/13, open maturity at $751	751	751
Repurchase Agreement with DUB, (0.10)% (Collateralized by $1,325 Westpac Banking Corp., 2.25%, due 07/30/18, value $1,332) acquired on 09/05/13, open maturity at $1,312	1,312	1,312
		2,643
Belgium - 1.3%
Repurchase Agreement with BBP, (0.04)% (Collateralized by EUR 2,880 Belgium Government Bond, 4.00%, due 03/28/18, value EUR 3,235) acquired on 05/21/13, open maturity at $4,515	3,338	4,515
Repurchase Agreement with BBP, (0.05)% (Collateralized by EUR 290 Belgium Government Bond, 4.00%, due 03/28/18, value EUR 326) acquired on 05/22/13, open maturity at $460	340	460
		4,975
Brazil - 0.1%
Repurchase Agreement with BBP, (0.15)% (Collateralized by $430 Petrobras Global Finance BV, 4.38%, due 05/20/23, value $393) acquired on 06/05/13, open maturity at $416	416	416

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2013

	Shares/Par †	Value
France - 2.7%
Repurchase Agreement with BBP, (0.10)% (Collateralized by EUR 6,100 France Government Bond, 4.00%, due 04/25/18, value EUR 6,912) acquired on 05/22/13, open maturity at $9,698	7,168	9,698
Repurchase Agreement with BBP, (0.10)% (Collateralized by EUR 610 France Government Bond, 4.00%, due 04/25/18, value EUR 691) acquired on 05/22/13, open maturity at $965	714	965
		10,663
Italy - 1.5%
Repurchase Agreement with BBP, (0.02)% (Collateralized by EUR 1,300 Italy Buoni Poliennali Del Tesoro, 3.75%, due 03/01/21, value EUR 1,298) acquired on 09/09/13, open maturity at $1,791	1,324	1,791
Repurchase Agreement with BBP, (0.04)% (Collateralized by EUR 1,300 Italy Buoni Poliennali Del Tesoro, 3.75%, due 03/01/21, value EUR 1,298) acquired on 09/16/13, open maturity at $1,786	1,320	1,786
Repurchase Agreement with BBP, (0.18)% (Collateralized by EUR 340 Italy Buoni Poliennali Del Tesoro, 3.75%, due 08/01/21, value EUR 339) acquired on 05/23/13, open maturity at $486	359	486
Repurchase Agreement with BBP, (0.18)% (Collateralized by EUR 850 Italy Buoni Poliennali Del Tesoro, 3.75%, due 08/01/21, value EUR 848) acquired on 09/09/13, open maturity at $1,155	854	1,155
Repurchase Agreement with BBP, (0.28)% (Collateralized by EUR 340 Italy Buoni Poliennali Del Tesoro, 3.75%, due 08/01/21, value EUR 339) acquired on 05/24/13, open maturity at $482	357	482
		5,700
Portugal - 0.8%
Repurchase Agreement with BBP, (0.18)% (Collateralized by EUR 1,150 Portugal Obrigacoes do Tesouro OT, 4.75%, due 06/14/19, value EUR 1,059) acquired on 09/09/13, open maturity at $1,560	1,153	1,560
Repurchase Agreement with BBP, (0.28)% (Collateralized by EUR 765 Portugal Obrigacoes do Tesouro OT, 4.45%, due 06/15/18, value EUR 715) acquired on 06/03/13, open maturity at $1,129	834	1,129
Repurchase Agreement with BBP, (0.90)% (Collateralized by EUR 385 Portugal Obrigacoes do Tesouro OT, 4.45%, due 06/15/18, value EUR 360) acquired on 06/06/13, open maturity at $565	418	565
		3,254
Spain - 3.8%
Repurchase Agreement with BBP, (0.04)% (Collateralized by EUR 1,013 Spain Government Bond, 5.50%, due 07/30/17, value EUR 1,117) acquired on 05/23/13, open maturity at $1,592	1,177	1,592
Repurchase Agreement with BBP, (0.11)% (Collateralized by EUR 630 Spain Government Bond, 4.10%, due 07/30/18, value EUR 662) acquired on 09/09/13, open maturity at $906	669	906
Repurchase Agreement with BBP, 0.00% (Collateralized by EUR 1,270 Spain Government Bond, 3.75%, due 10/31/18, value EUR 1,304) acquired on 09/16/13, open maturity at $1,756	1,298	1,756
Repurchase Agreement with MSC, (0.10)% (Collateralized by EUR 3,650 Spain Government Bond, 5.50%, due 07/30/17, value EUR 4,024) acquired on 07/26/13, open maturity at $5,655	4,180	5,655
Repurchase Agreement with MSC, (0.10)% (Collateralized by EUR 800 Spain Government Bond, 5.50%, due 04/30/21, value EUR 886) acquired on 07/26/13, open maturity at $1,187	877	1,187
Repurchase Agreement with MSC, (0.10)% (Collateralized by EUR 800 Spain Government Bond, 5.85%, due 01/31/22, value EUR 897) acquired on 07/26/13, open maturity at $1,217	900	1,217
Repurchase Agreement with MSC, (0.35)% (Collateralized by EUR 1,600 Spain Government Bond, 4.10%, due 07/30/18, value EUR 1,682) acquired on 07/26/13, open maturity at $2,329	1,721	2,329
		14,642
United Kingdom - 0.1%
Repurchase Agreement with DUB, (0.10)% (Collateralized by $457 BP Capital Markets Plc, 2.75%, due 05/10/23, value $418) acquired on 08/12/13, open maturity at $422	422	422

United States of America - 10.0%
Repurchase Agreement with BBP, (0.10)% (Collateralized by $875 Microsoft Corp., 2.38%, due 05/01/23, value $795) acquired on 06/14/13, open maturity at $838	838	838
Repurchase Agreement with BCL, (0.10)% (Collateralized by $225 Home Depot Inc., 2.25%, due 09/10/18, value $228) acquired on 09/10/13, open maturity at $225	225	225
Repurchase Agreement with BCL, (0.10)% (Collateralized by $249 ADT Corp., 4.88%, due 07/15/42, value $184) acquired on 08/20/13, open maturity at $180	180	180
Repurchase Agreement with BCL, (0.10)% (Collateralized by $370 Thomson Reuters Corp., 4.50%, due 05/23/43, value $321) acquired on 05/28/13, open maturity at $360	360	360
Repurchase Agreement with BCL, (0.10)% (Collateralized by $639 Texas Instruments Inc., 1.00%, due 05/01/18, value $625) acquired on 05/28/13, open maturity at $639	639	639
Repurchase Agreement with CGM, (0.05)% (Collateralized by $265 Intel Corp., 2.70%, due 12/15/22, value $246) acquired on 09/13/13, open maturity at $242	242	242
Repurchase Agreement with CGM, (0.10)% (Collateralized by $1,000 NBCUniversal Media LLC, 4.45%, due 01/15/43, value $922) acquired on 09/17/13, open maturity at $903	903	903

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Repurchase Agreement with CGM, (0.10)% (Collateralized by $146 International Business Machines Corp., 4.00%, due 06/20/42, value $131) acquired on 09/27/13, open maturity at $134	134	134
Repurchase Agreement with CGM, (0.10)% (Collateralized by $270 Intel Corp., 4.25%, due 12/15/42, value $240) acquired on 08/13/13, open maturity at $245	245	245
Repurchase Agreement with CGM, (0.10)% (Collateralized by $279 International Business Machines Corp., 4.00%, due 06/20/42, value $250) acquired on 09/23/13, open maturity at $252	252	252
Repurchase Agreement with CGM, (0.10)% (Collateralized by $650 NBCUniversal Media LLC, 2.88%, due 01/15/23, value $619) acquired on 09/20/13, open maturity at $614	614	614
Repurchase Agreement with CGM, (0.10)% (Collateralized by $808 DIRECTV Holdings LLC, 1.75%, due 01/15/18, value $778) acquired on 08/13/13, open maturity at $784	784	784
Repurchase Agreement with CSI, (0.02)% (Collateralized by $110 U.S. Treasury Bond, 2.88%, due 05/15/43, value $93) acquired on 09/12/13, open maturity at $92	92	92
Repurchase Agreement with CSI, (0.05)% (Collateralized by $765 U.S. Treasury Bond, 3.13%, due 02/15/43, value $685) acquired on 09/24/13, due 10/08/13 at $677	677	677
Repurchase Agreement with CSI, (0.11)% (Collateralized by $3,501 U.S. Treasury Note, 1.50%, due 08/31/18, value $3,525) acquired on 09/26/13, open maturity at $3,523	3,523	3,523
Repurchase Agreement with CSI, (0.15)% (Collateralized by $700 Ford Motor Co., 4.75%, due 01/15/43, value $626) acquired on 09/30/13, open maturity at $635	635	635
Repurchase Agreement with CSI, (0.15)% (Collateralized by $850 Ford Motor Credit Co. LLC, 4.38%, due 08/06/23, value $850) acquired on 09/30/13, open maturity at $860	860	860
Repurchase Agreement with CSI, 0.00% (Collateralized by $374 U.S. Treasury Bond, 3.63%, due 08/15/43, value $370) acquired on 09/26/13, open maturity at $373	373	373
Repurchase Agreement with CSI, 0.02% (Collateralized by $3,971 U.S. Treasury Note, 2.50%, due 08/15/23, value $3,932) acquired on 09/30/13, due 10/01/13 at $3,946	3,946	3,946
Repurchase Agreement with DUB, (0.02)% (Collateralized by $4,510 U.S. Treasury Note, 0.63%, due 04/30/18, value $4,385) acquired on 09/24/13, due 10/15/13 at $4,363	4,363	4,363
Repurchase Agreement with DUB, (0.05)% (Collateralized by $150 U.S. Treasury Note, 2.13%, due 08/31/20, value $151) acquired on 09/26/13, due 10/15/13 at $151	151	151
Repurchase Agreement with DUB, (0.10)% (Collateralized by $300 U.S. Treasury Note, 2.13%, due 08/31/20, value $303) acquired on 09/24/13, due 10/15/13 at $300	300	300
Repurchase Agreement with DUB, (0.10)% (Collateralized by $380 Broadcom Corp., 2.50%, due 08/15/22, value $345) acquired on 05/28/13, open maturity at $369	369	369
Repurchase Agreement with DUB, (0.10)% (Collateralized by $475 Time Warner Cable Inc., 4.00%, due 09/01/21, value $442) acquired on 08/06/13, open maturity at $457	457	457
Repurchase Agreement with DUB, (0.15)% (Collateralized by $475 U.S. Treasury Note, 2.00%, due 07/31/20, value $476) acquired on 09/24/13, due 10/15/13 at $473	473	473
Repurchase Agreement with DUB, (0.15)% (Collateralized by $650 U.S. Treasury Note, 1.25%, due 04/30/20, value $618) acquired on 05/24/13, open maturity at $640	640	640
Repurchase Agreement with DUB, (0.25)% (Collateralized by $89 Texas Industries Inc., 9.25%, due 08/15/20, value $98) acquired on 06/27/13, open maturity at $98	98	98
Repurchase Agreement with DUB, 0.01% (Collateralized by $1,143 U.S. Treasury Note, 1.00%, due 05/31/18, value $1,129) acquired on 09/24/13, due 10/15/13 at $1,123	1,123	1,123
Repurchase Agreement with DUB, 0.01% (Collateralized by $1,330 U.S. Treasury Note, 0.63%, due 07/15/16, value $1,332) acquired on 09/24/13, due 10/15/13 at $1,330	1,330	1,330
Repurchase Agreement with DUB, 0.01% (Collateralized by $13,367 U.S. Treasury Note, 1.75%, due 05/15/23, value $12,391) acquired on 09/24/13, due 10/15/13 at $12,264	12,264	12,264
Repurchase Agreement with DUB, 0.01% (Collateralized by $720 U.S. Treasury Bond, 2.88%, due 05/15/43, value $611) acquired on 09/25/13, open maturity at $622	622	622
Repurchase Agreement with DUB, 0.01% (Collateralized by $980 U.S. Treasury Note, 1.38%, due 05/31/20, value $946) acquired on 09/24/13, due 10/15/13 at $940	940	940
		38,652
Total Repurchase Agreements (cost $79,993)		81,367
Total Short Term Investments (cost $214,886)		216,260

Total Investments - 116.2% (cost $446,008)		449,270
Total Securities Sold Short - (17.0%) (proceeds $64,895)		(65,616)
Other Assets and Liabilities, Net - 0.8%		2,942
Total Net Assets - 100.0%		$386,596

SECURITIES SOLD SHORT - 17.0%
CORPORATE BONDS AND NOTES - 2.4%

AUSTRALIA - 0.7%
National Australia Bank Ltd., 2.30%, 07/25/18	$1,330	$1,341
Westpac Banking Corp., 2.25%, 07/30/18	1,325	1,333
		2,674
UNITED KINGDOM - 0.1%
BP Capital Markets Plc, 2.75%, 05/10/23	457	418
		418
UNITED STATES OF AMERICA - 1.6%
ADT Corp., 4.88%, 07/15/42	249	184

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
DIRECTV Holdings LLC, 1.75%, 01/15/18	808	779
Ford Motor Co., 4.75%, 01/15/43	700	625
Ford Motor Credit Co. LLC, 4.38%, 08/06/23	850	851
Intel Corp.
2.70%, 12/15/22	265	246
4.25%, 12/15/42	270	240
International Business Machines Corp., 4.00%, 06/20/42	425	381
NBCUniversal Media LLC
2.88%, 01/15/23	650	618
4.45%, 01/15/43	1,000	924
Texas Industries Inc., 9.25%, 08/15/20	89	98
Texas Instruments Inc., 1.00%, 05/01/18	650	626
Time Warner Cable Inc., 4.00%, 09/01/21	475	443
		6,015
Total Corporate Bonds and Notes (proceeds $9,076)		9,107

GOVERNMENT AND AGENCY OBLIGATIONS - 14.6%

FRANCE - 2.7%
France Government Bond, 4.00%, 04/25/18, EUR	6,710	10,282

ITALY - 1.4%
Italy Buoni Poliennali Del Tesoro, 3.75%, 03/01/21 - 08/01/21, EUR	4,130	5,570
		5,570
PORTUGAL - 0.4%
Portugal Obrigacoes do Tesouro OT, 4.75%, 06/14/19, EUR	1,150	1,427

SPAIN - 2.0%
Spain Government Bond
5.50%, 07/30/17 - 04/30/21, EUR	1,200	1,796
4.10%, 07/30/18, EUR	2,230	3,170
3.75%, 10/31/18, EUR	1,270	1,764
5.85%, 01/31/22, EUR	800	1,214
		7,944
UNITED STATES OF AMERICA - 8.1%
U.S. Treasury Bond
3.13%, 02/15/43	765	685
2.88%, 05/15/43	69	58
3.63%, 08/15/43	373	369
U.S. Treasury Note
0.63%, 07/15/16 - 04/30/18	5,840	5,717
1.00%, 05/31/18	1,143	1,129
1.50%, 08/31/18	3,500	3,524
1.38%, 05/31/20	980	946
2.00%, 07/31/20	475	476
2.13%, 08/31/20	450	454
1.75%, 05/15/23	13,367	12,391
2.50%, 08/15/23	5,592	5,537
		31,286
Total Government and Agency Obligations (proceeds $55,819)		56,509
Total Securities Sold Short - 17.0% (proceeds $64,895)		$65,616

(a)              Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors.  The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of September 30, 2013, the value of Rule 144A and Section 4(2) liquid securities was $40,524.

(b)              Variable rate security. Rate stated was in effect as of September 30, 2013.

(c)               Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Schedules of Investments.

(d)              Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors.  The Sub-Adviser has not deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. See Restricted Securities Note in these Schedules of Investments.

(e)               Convertible security.

(f)                Perpetual security.

(g)               Investment in affiliate.

(h)              Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.

See accompanying Notes to Schedules of Investments.

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The following table details restricted securities, including Rule 144A securities, that have not been deemed liquid, held by the Fund at September 30, 2013.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
AA Bond Co. Ltd., 6.27%, 03/18/18	06/26/2013	$1,142	$1,264	0.3%
AA Bond Co. Ltd., 6.27%, 07/31/25	08/12/2013	443	471	0.1
AA Bond Co. Ltd., 9.50%, 07/31/19	06/26/2013	602	679	0.2
ABN AMRO Bank NV, 3.63%, 10/06/17	07/26/2013	858	876	0.2
ABN AMRO Bank NV, 6.38%, 04/27/21	09/13/2013	176	181	—
ABN AMRO Bank NV, 7.13%, 07/06/22	09/13/2013	456	468	0.1
ACEA SpA, 3.75%, 09/12/18	09/06/2013	870	915	0.2
ASML Holding NV, 3.38%, 09/19/23	09/13/2013	962	995	0.3
Abbey National Treasury Services Plc, 2.63%, 07/16/20	07/10/2013	2,254	2,367	0.6
Achmea BV, 6.00%, 04/04/43	07/09/2013	1,022	1,062	0.3
Atrium European Real Estate Ltd., 4.00%, 04/20/20	05/03/2013	1,053	1,080	0.3
Aviva Plc, 6.13%, 07/05/43	07/03/2013	1,085	1,183	0.3
BAT International Finance Plc, 4.00%, 09/04/26	09/03/2013	1,931	2,059	0.5
BBVA Senior Finance SAU, 3.75%, 01/17/18	07/26/2013	268	279	0.1
BUPA Finance Plc, 5.00%, 04/25/23	05/03/2013	552	539	0.1
Barclays Bank Plc, 6.63%, 03/30/22	05/03/2013	636	620	0.2
Bayerische Landesbank, 4.50%, 02/07/19	05/08/2013	955	1,004	0.2
Belden Inc., 5.50%, 04/15/23	09/06/2013	235	248	0.1
CRH Finance Ltd., 3.13%, 04/03/23	05/03/2013	891	875	0.2
Caixa Geral de Depositos SA, 5.63%, 12/04/15	05/03/2013	817	829	0.2
Cerved Technologies SpA, 6.38%, 01/15/20	08/08/2013	300	304	0.1
Citycon OYJ, 3.75%, 06/24/20	06/17/2013	1,488	1,521	0.4
Co-operative Group Holdings 2011, 6.88%, 07/08/20	05/03/2013	561	515	0.1
Deutsche Pfandbriefbank AG, 2.25%, 09/11/17	09/03/2013	1,662	1,696	0.5
Electricite de France SA, 2.75%, 03/10/23	05/03/2013	272	272	0.1
Enel Finance International NV, 4.88%, 04/17/23	05/03/2013	579	567	0.2
Enterprise Funding Ltd., 3.50%, 09/10/20	09/06/2013	623	644	0.2
Enterprise Inns Plc, 6.50%, 12/06/18	05/03/2013	1,335	1,415	0.4
Eutelsat SA, 3.13%, 10/10/22	05/03/2013	551	536	0.1
Evonik Industries AG, 1.88%, 04/08/20	05/03/2013	690	695	0.2
GE Capital European Funding, 1.00%, 05/02/17	05/03/2013	1,029	1,060	0.3
GELF Bond Issuer I SA, 3.13%, 04/03/18	05/03/2013	1,605	1,674	0.4
GKN Holdings Plc, 5.38%, 09/19/22	05/03/2013	1,452	1,459	0.4
HSH Nordbank AG, 1.07%, 02/14/17	05/03/2013	985	981	0.2
House of Fraser Funding Plc, 8.88%, 08/15/18	05/03/2013	913	973	0.2
IVS F. SpA, 7.13%, 04/01/20	05/03/2013	862	883	0.2
Intralot Finance Luxembourg SA, 9.75%, 08/15/18	08/02/2013	1,419	1,530	0.4
Kering, 2.50%, 07/15/20	07/09/2013	643	677	0.2
Lafarge SA, 4.75%, 09/30/20	09/23/2013	673	683	0.2
Lloyds Bank Plc, 6.50%, 03/24/20	05/23/2013	1,503	1,551	0.4
Lloyds Bank Plc, 11.88%, 12/16/21	05/03/2013	648	664	0.2
Lynx II Corp., 7.00%, 04/15/23	05/03/2013	562	558	0.1
Madrilena Red de Gas Finance BV, 3.78%, 09/11/18	09/04/2013	580	607	0.2
Muenchener Rueckversicherungs AG, 6.00%, 05/26/41	05/03/2013	625	618	0.2
Nationwide Building Society, 4.13%, 03/20/23	05/23/2013	982	1,006	0.3
Ontex IV SA, 7.50%, 04/15/18	07/03/2013	267	283	0.1
Portugal Government International Bond, 3.50%, 03/25/15	06/04/2013	1,254	1,233	0.3
RPG Byty Sro, 6.75%, 05/01/20	05/06/2013	532	530	0.1
RTE Reseau de Transport d’Electricite SA, 2.88%, 09/12/23	09/05/2013	1,048	1,091	0.3
Repsol International Finance BV, 3.63%, 10/07/21	09/24/2013	1,615	1,629	0.4
SABMiller Holdings Inc., 1.88%, 01/20/20	08/05/2013	707	718	0.2
SES SA, 4.63%, 03/09/20	08/05/2013	455	460	0.1
Schaeffler Finance BV, 4.25%, 05/15/18	05/06/2013	1,081	1,105	0.3
Servus Luxembourg Holding SCA, 7.75%, 06/15/18	06/03/2013	779	823	0.2
Snam SpA, 3.50%, 02/13/20	09/12/2013	1,281	1,324	0.3
Snam SpA, 3.88%, 03/19/18	05/03/2013	573	581	0.2
Societe Generale SA, 2.38%, 02/28/18	07/26/2013	818	834	0.2
TMF Group Holding BV, 9.88%, 12/01/19	06/26/2013	424	456	0.1
UBS AG, 4.75%, 05/22/23	05/16/2013	660	632	0.1
UniCredit SpA, 6.95%, 10/31/22	05/24/2013	864	863	0.2
Vier Gas Transport GmbH, 3.13%, 07/10/23	07/02/2013	567	606	0.2
Vivendi SA, 2.38%, 01/21/19	07/10/2013	1,019	1,071	0.3
Volkswagen Financial Services NV, 1.75%, 08/21/17	08/14/2013	1,377	1,444	0.4

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2013

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Vougeot Bidco Plc, 7.88%, 07/15/20	07/17/2013	$579	$636	0.2%
Wells Fargo & Co., 2.25%, 05/02/23	05/03/2013	647	641	0.2
Ziggo BV, 3.63%, 03/27/20	09/26/2013	418	418	0.1
		$56,715	$58,461	15.2%

Schedule of Written Options

	Expiration Date	Exercise Price		Contracts	Value
Credit Default Swaption
CBOE VIX Call Option	10/16/2013		17.00	1,250	$(119)
CBOE VIX Put Option	10/16/2013		14.00	125	(2)
iTraxx Europe Crossover Series 20 Put Option, CIT	11/20/2013	EUR	500.00	4,830,000	(26)
iTraxx Europe Crossover Series 20 Put Option, JPM	11/20/2013	EUR	500.00	7,240,000	(39)
				12,071,375	$(186)

Summary of Written Options

	Contracts	Premiums
Options outstanding at inception	—	$—
Options written during the period	12,072,335	306
Options closed during the period	(960)	(172)
Options expired during the period	—	—
Options outstanding at September 30, 2013	12,071,375	$134

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
3-Month Sterling Interest Rate Future	September 2015	112	$46
Euro-Bobl Future	December 2013	(166)	(268)
Euro-Bund Future	December 2013	(113)	(417)
Euro-Schatz Future	December 2013	(3)	(1)
NASDAQ 100 E-Mini Index Future	December 2013	(13)	(6)
S&P 500 E-Mini Index Future	December 2013	(14)	14
U.K. Long Gilt Future	December 2013	(48)	(89)
U.S. Treasury Bond Future, 30-Year	December 2013	(9)	(29)
U.S. Treasury Note Future, 10-Year	December 2013	(27)	(62)
U.S. Treasury Note Future, 5-Year	December 2013	(6)	(9)
Ultra Long Term U.S. Treasury Bond Future, 30-Year	December 2013	(1)	(2)
			$(823)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized (Loss)
USD/CHF	10/22/2013	DUB	CHF	(298)	$(330)	$(10)
USD/EUR	10/03/2013	JPM	EUR	(1,440)	(1,948)	(44)
USD/EUR	10/04/2013	DUB	EUR	(1,450)	(1,962)	(52)
USD/EUR	10/24/2013	UBS	EUR	(68,875)	(93,183)	(76)
USD/EUR	10/24/2013	CIT	EUR	(141)	(191)	—
USD/EUR	10/24/2013	BNP	EUR	(4,000)	(5,412)	(10)
USD/GBP	10/22/2013	CSI	GBP	(110)	(178)	(11)
USD/GBP	10/22/2013	DUB	GBP	(8,857)	(14,336)	(980)
USD/GBP	10/22/2013	BCL	GBP	(870)	(1,408)	(47)
USD/GBP	10/22/2013	MSC	GBP	(285)	(461)	(17)
USD/GBP	10/22/2013	DUB	GBP	(1,250)	(2,023)	(78)
USD/GBP	10/22/2013	CSI	GBP	(550)	(890)	(31)
USD/GBP	10/22/2013	CIT	GBP	(270)	(437)	(10)
USD/GBP	10/22/2013	BNP	GBP	(507)	(821)	(8)

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2013

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized (Loss)
USD/GBP	10/22/2013	DUB	GBP	(272)	$(440)	$(27)
USD/SEK	10/22/2013	JPM	SEK	(854)	(133)	(7)
					$(124,153)	$(1,408)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Received / Pay Rate(7)	Expiration Date	Notional Amount(1),(6)	Value(5)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - sell protection(3)
GSI	Advanced Micro Devices Inc., 7.75%, 08/01/2020	5.45%	5.00%	06/20/2018	$(200)	$(4)	$13
GSI	Advanced Micro Devices Inc., 7.75%, 08/01/2020	5.66%	5.00%	09/20/2018	(200)	(5)	11
JPM	Advanced Micro Devices Inc., 7.75%, 08/01/2020	5.66%	5.00%	09/20/2018	(200)	(5)	9
MSS	Advanced Micro Devices Inc., 7.75%, 08/01/2020	5.45%	5.00%	06/20/2018	(400)	(7)	18
CSI	Ardagh Packaging Finance Plc, 9.25%, 10/15/2020	5.04%	5.00%	06/20/2018	(1,759)	(3)	(72)
BBP	Aviva Plc, 9.50%, 06/20/2016	1.34%	1.00%	06/20/2018	(710)	(11)	3
CSI	Aviva Plc, 9.50%, 06/20/2016	1.34%	1.00%	06/20/2018	(1,644)	(26)	16
CSI	CDX.NA.IG-20	N/A	1.00%	06/20/2018	(5,750)	71	32
BBP	Ford Motor Co., 6.50%, 08/01/2018	1.32%	5.00%	09/20/2018	(100)	17	1
BOA	Ford Motor Co., 6.50%, 08/01/2018	1.32%	5.00%	09/20/2018	(250)	44	3
CIT	Ford Motor Co., 6.50%, 08/01/2018	1.32%	5.00%	09/20/2018	(150)	26	1
GSI	Ford Motor Co., 6.50%, 08/01/2018	1.32%	5.00%	09/20/2018	(500)	87	8
BBP	General Motors Co., 4.88%, 10/02/2023	1.93%	5.00%	12/20/2018	(550)	82	(2)
CIT	Glencore International AG, 5.25%, 10/11/2013	1.93%	1.00%	06/20/2018	(1,096)	(45)	(2)
CIT	Glencore International AG, 6.50%, 02/27/2019	1.93%	1.00%	06/20/2018	(487)	(20)	7
CSI	Glencore International AG, 5.25%, 10/11/2013	1.93%	1.00%	06/20/2018	(244)	(10)	(2)
GSI	Glencore International AG, 5.25%, 10/11/2013	1.93%	1.00%	06/20/2018	(298)	(12)	6
JPM	Glencore International AG, 6.50%, 02/27/2019	1.93%	1.00%	06/20/2018	(595)	(25)	12
JPM	Glencore International AG, 6.50%, 02/27/2019	1.93%	1.00%	06/20/2018	(298)	(12)	4
BBP	iTraxx Europe Senior Series 19	N/A	1.00%	06/20/2018	(1,326)	(20)	2
BBP	iTraxx Europe Senior Series 19	N/A	1.00%	06/20/2018	(866)	(13)	3
BNP	iTraxx Europe Senior Series 19	N/A	1.00%	06/20/2018	(568)	(9)	11
DUB	iTraxx Europe Senior Series 19	N/A	1.00%	06/20/2018	(3,517)	(54)	25
DUB	iTraxx Europe Senior Series 19	N/A	1.00%	06/20/2018	(1,515)	(23)	2
JPM	iTraxx Europe Senior Series 19	N/A	1.00%	06/20/2018	(1,353)	(21)	15
CIT	Jaguar Land Rover Plc, 8.13%, 05/15/2018	2.65%	5.00%	06/20/2018	(568)	58	(7)
CSI	K Hovnanian Enterprises Inc., 8.63%, 01/15/2017	5.71%	5.00%	12/20/2018	(200)	(6)	(1)
JPM	K Hovnanian Enterprises Inc., 8.63%, 01/15/2017	5.71%	5.00%	12/20/2018	(500)	(16)	(3)
JPM	K Hovnanian Enterprises Inc., 8.63%, 01/15/2017	5.71%	5.00%	12/20/2018	(300)	(10)	(1)
BOA	MGIC Investment Corp., 5.38%, 11/01/2015	4.28%	5.00%	09/20/2018	(300)	9	(4)
CSI	Norske Skogindustrier ASA, 7.00%, 06/26/2017	21.00%	5.00%	12/20/2018	(162)	(66)	(1)
BOA	Radian Group Inc., 9.00%, 06/15/2017	4.00%	5.00%	09/20/2018	(300)	13	(7)
BBP	Republic of France, 4.25%, 04/25/2019	1.19%	0.25%	06/20/2023	(780)	(62)	(1)
CIT	Republic of France, 4.25%, 04/25/2019	1.19%	0.25%	06/23/2023	(845)	(67)	3
JPM	Republic of France, 4.25%, 04/25/2019	1.19%	0.25%	06/20/2023	(845)	(67)	(2)
JPM	RWE AG, 5.75%, 02/14/2033	0.91%	1.00%	06/20/2018	(932)	4	(4)
CSI	Sabre Holdings Corp., 6.35%, 03/15/2016	3.47%	5.00%	06/20/2018	(900)	60	(2)
BOA	Saint-Gobain Nederland BV, 5.00%, 04/25/2014	1.33%	1.00%	06/20/2018	(933)	(14)	6
JPM	Saint-Gobain Nederland BV, 5.00%, 04/25/2014	1.33%	1.00%	06/20/2018	(149)	(2)	1
BBP	Schaeffler Finance BV, 7.75%, 02/15/2017	2.46%	5.00%	06/20/2018	(1,353)	152	13
CSI	Solvay SA, 4.63%, 06/27/2018	0.95%	1.00%	06/20/2018	(244)	1	—
CSI	Sunrise Communications Holdings SA, 8.50%, 12/31/2018	4.11%	5.00%	06/20/2018	(2,029)	76	(17)
BBP	Telecom Italia SpA, 5.38%, 01/29/2019	3.19%	1.00%	06/20/2018	(298)	(28)	3
BOA	Telecom Italia SpA, 5.38%, 01/29/2019	3.19%	1.00%	06/20/2018	(595)	(56)	1
GSI	Telecom Italia SpA, 5.38%, 01/29/2019	3.19%	1.00%	06/20/2018	(298)	(28)	(1)
GSI	Telecom Italia SpA, 5.38%, 01/29/2019	3.30%	1.00%	09/20/2018	(798)	(82)	11
GSI	Tesco Plc, 6.00%, 12/14/2029	0.74%	1.00%	06/20/2018	(933)	11	2
BBP	ThyssenKrupp AG, 4.38%, 03/18/2015	2.93%	1.00%	06/20/2018	(1,353)	(113)	(30)
BOA	ThyssenKrupp AG, 4.38%, 03/18/2015	3.04%	1.00%	09/20/2018	(50)	(4)	—
CSI	ThyssenKrupp AG, 4.38%, 03/18/2015	2.93%	1.00%	06/20/2018	(1,082)	(90)	(8)
GSI	TRW Automotive Inc., 7.25%, 03/15/2017	1.46%	1.00%	09/20/2018	(1,260)	(28)	(2)
JPM	Vinci SA, 4.13%, 02/20/2017	1.00%	1.00%	06/20/2018	(244)	—	—
					$(42,827)	$(353)	$73

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Received / Pay Rate(7)	Expiration Date	Notional Amount(1),(6)	Value(5)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - purchase protection(2)
CIT	Apache Corp., 7.00%, 02/01/2018	N/A	1.00%	06/20/2018	$280	$(5)	$2
BNP	Arrow Electronics Inc., 6.88%, 06/01/2018	N/A	1.00%	09/20/2018	580	1	(3)
DUB	Arrow Electronics Inc., 6.88%, 06/01/2018	N/A	1.00%	09/20/2018	590	1	(2)
JPM	Arrow Electronics Inc., 6.88%, 06/01/2018	N/A	1.00%	09/20/2018	570	1	(3)
BBP	AXA SA, 4.50%, 01/23/2015	N/A	1.00%	06/20/2018	710	7	(8)
CSI	AXA SA, 4.50%, 01/23/2015	N/A	1.00%	06/20/2018	1,644	17	(26)
BBP	Banco Bilbao Vizcaya Argentaria SA, 4.88%, 01/23/2014	N/A	3.00%	06/20/2018	1,082	(36)	(22)
GSI	Banco Bilbao Vizcaya Argentaria SA, 4.88%, 01/23/2014	N/A	3.00%	06/20/2018	284	(9)	(8)
BNP	Banco de Sabadell SA, 0.36%, 10/04/2016	N/A	5.00%	06/20/2018	1,623	(137)	(82)
JPM	Beazer Homes USA Inc., 9.13%, 06/15/2018	N/A	5.00%	12/20/2018	500	1	4
BNP	Caterpillar Inc., 5.70%, 08/15/2016	N/A	1.00%	09/20/2018	400	(5)	(1)
CSI	Caterpillar Inc., 5.70%, 08/15/2016	N/A	1.00%	09/20/2018	500	(6)	(3)
JPM	Caterpillar Inc., 5.70%, 08/15/2016	N/A	1.00%	06/20/2018	1,250	(18)	5
GSB	Citigroup Inc., 6.13%, 05/15/2018	N/A	1.00%	09/20/2018	1,350	(1)	(8)
CIT	Clariant AG, 3.13%, 06/09/2017	N/A	1.00%	06/20/2018	541	5	(8)
CIT	ConocoPhillips, 5.90%, 10/15/2032	N/A	1.00%	06/20/2018	560	(19)	1
DUB	Constellation Energy Group, 5.15%, 12/01/2020	N/A	1.00%	12/20/2018	1,100	(17)	—
GSI	Dell Inc., 7.10%, 04/15/2028	N/A	1.00%	12/20/2018	520	74	(7)
JPM	Dow Chemical Co., 7.38%, 11/01/2029	N/A	1.00%	09/20/2018	730	(6)	(3)
JPM	Expedia Inc., 7.46%, 08/15/2018	N/A	1.00%	06/20/2018	800	20	1
CIT	Finmeccanica SpA., 5.75%, 12/12/2018	N/A	5.00%	06/20/2018	494	(38)	(3)
BBP	Finmeccanica SpA, 5.75%, 12/12/2018	N/A	5.00%	12/20/2018	244	(16)	2
BBP	FirstEnergy Corp., 7.38%, 11/15/2031	N/A	1.00%	09/20/2018	100	3	(1)
CIT	Halliburton Co., 8.75%, 02/15/2021	N/A	1.00%	06/20/2018	560	(17)	—
GSB	HSBC Bank Plc, 4.00%, 01/15/2021	N/A	1.00%	09/20/2018	1,826	(7)	(6)
CIT	iTraxx Europe Senior Series 19	N/A	1.00%	06/20/2018	1,502	23	(13)
CIT	iTraxx Europe Senior Series 19	N/A	1.00%	06/20/2018	501	8	(1)
CIT	iTraxx Europe Series 9	N/A	5.00%	06/20/2018	2,462	179	(79)
CSI	KB Home, 9.10%, 09/15/2017	N/A	5.00%	12/20/2018	200	(13)	—
JPM	KB Home, 9.10%, 09/15/2017	N/A	5.00%	12/20/2018	300	(20)	(3)
JPM	Monsanto Co., 5.13%, 04/15/2018	N/A	1.00%	09/20/2018	730	(21)	(1)
CIT	Occidental Petroleum Corp., 4.13%, 06/01/2016	N/A	1.00%	06/20/2018	560	(10)	3
BNP	Peugeot SA, 8.38%, 07/15/2014	N/A	5.00%	09/20/2018	311	1	(8)
CIT	Peugeot SA, 8.38%, 07/15/2014	N/A	5.00%	06/20/2018	2,165	(10)	(139)
JPM	Praxair Inc., 2.45%, 02/15/2022	N/A	1.00%	09/20/2018	730	(20)	(2)
BBP	Republic of France, 4.25%, 04/25/2019	N/A	0.25%	06/20/2018	1,275	21	(2)
CIT	Republic of France, 4.25%, 04/25/2019	N/A	0.25%	06/20/2018	1,385	23	(6)
JPM	Republic of France, 4.25%, 04/25/2019	N/A	0.25%	06/20/2018	1,380	23	1
BBP	Republic of Portugal, 5.45%, 09/23/2013	N/A	1.00%	12/20/2015	780	54	24
JPM	Republic of Portugal, 5.45%, 09/23/2013	N/A	1.00%	06/20/2015	1,250	64	36
BBP	Saint-Gobain Nederland BV, 5.00%, 04/25/2014	N/A	1.00%	06/20/2018	1,082	16	(5)
					$35,451	$111	$(374)

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Receive / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Credit Default Swap Agreements
Credit Default Swap Agreements-sell protection (3)
N/A	iTraxx Europe Crossover Series 20	N/A	5.00%	12/20/2018	$(1,670)	$90	$(11)

Credit default swap agreements - purchase protection (2)
N/A	CDX.NA.HY-20	N/A	5.00%	06/20/2018	$3,501	$(206)	$5
N/A	CDX.NA.IG-20	N/A	1.00%	06/20/2018	6,750	(82)	3
N/A	CDX.NA.IG-21	N/A	1.00%	12/20/2018	1,120	(10)	2
N/A	iTraxx Europe Series 20	N/A	1.00%	12/20/2018	13,810	40	49
					$22,181	$(258)	$59

See accompanying Notes to Schedules of Investments.

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
BOA	* United Technologies Corp.	3-month USD LIBOR - 0.30%	09/18/2014		$200	$—
BOA	* United Technologies Corp.	3-month USD LIBOR - 0.30%	09/30/2014		200	2
CSI	* Enterprise Inns Plc	1-month GBP LIBOR - 0.30%	09/09/2014	GBP	112	(4)
JPM	* Enterprise Inns Plc	3-month GBP LIBOR + 0.15%	09/15/2014	GBP	6	1
JPM	* Enterprise Inns Plc	3-month GBP LIBOR + 0.15%	09/15/2014	GBP	11	1
JPM	* Enterprise Inns Plc	3-month GBP LIBOR + 0.15%	09/15/2014	GBP	5	—
						$—

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

* Swap agreement fair valued in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs.  See FASB ASC Topic 820 note in the Notes to Schedules of Investments.

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Curian/DFA U.S. Micro Cap Fund
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 19.2%
1-800-Flowers.com Inc. - Class A (a)	11	$52
Aeropostale Inc. (a) (b)	22	211
AFC Enterprises Inc. (a)	7	324
AH Belo Corp. - Class A	3	21
Ambassadors Group Inc.	1	2
America’s Car-Mart Inc. (a)	3	113
American Public Education Inc. (a)	5	201
Arctic Cat Inc.	5	299
Ark Restaurants Corp.	1	12
Asbury Automotive Group Inc. (a)	11	560
Ascent Capital Group Inc. - Class A (a)	4	326
Ballantyne Strong Inc. (a)	2	8
Barnes & Noble Inc. (a)	19	242
Bassett Furniture Industries Inc.	1	12
Bebe Stores Inc.	31	191
Belo Corp. - Class A	29	392
Big 5 Sporting Goods Corp.	6	98
Biglari Holdings Inc. (a)	—	173
BJ’s Restaurants Inc. (a)	8	219
Blue Nile Inc. (a)	4	161
Blyth Inc. (b)	6	79
Bob Evans Farms Inc.	8	459
Body Central Corp. (a)	5	28
Bon-Ton Stores Inc.	5	52
Books-A-Million Inc. (a)	1	1
Bravo Brio Restaurant Group Inc. (a)	5	83
Bridgepoint Education Inc. (a)	9	169
Brown Shoe Co. Inc.	15	349
Build-A-Bear Workshop Inc. (a)	2	17
Cache Inc. (a)	2	15
Callaway Golf Co. (b)	25	179
Capella Education Co. (a)	4	199
Career Education Corp. (a)	14	39
Carmike Cinemas Inc. (a)	7	145
Carriage Services Inc.	6	120
Carrol’s Restaurant Group Inc. (a)	6	34
Cato Corp. - Class A (b)	9	244
Cavco Industries Inc. (a) (b)	2	131
CEC Entertainment Inc.	5	245
Central European Media Entertainment Ltd. - Class A (a)	10	51
Cherokee Inc.	1	19
Childrens Place Retail Stores Inc. (a)	6	375
Churchill Downs Inc.	6	492
Citi Trends Inc. (a)	3	53
Cobra Electronics Corp. (a)	1	3
Coldwater Creek Inc. (a) (b)	2	3
Collectors Universe Inc.	2	33
Conn’s Inc. (a)	13	639
Core-Mark Holding Co. Inc.	3	215
Corinthian Colleges Inc. (a) (b)	25	54
Culp Inc.	2	45
Cumulus Media Inc. - Class A (a)	23	120
Delta Apparel Inc. (a)	1	25
Destination Maternity Corp.	4	128
Destination XL Group Inc. (a)	14	89
Digital Generation Inc. (a) (b)	11	140
DineEquity Inc.	5	343
Dover Downs Gaming & Entertainment Inc.	2	2
Drew Industries Inc.	8	346
Education Management Corp. (a)	4	33
Einstein Noah Restaurant Group Inc.	3	50
Entercom Communications Corp. - Class A (a)	2	20
Entravision Communications Corp. - Class A	17	101
Escalade Inc.	1	10
Ethan Allen Interiors Inc.	8	224
EW Scripps Co. - Class A (a)	16	302
FAB Universal Corp. (a) (b)	1	8
Famous Dave’s Of America Inc. (a)	1	19
Federal-Mogul Corp. (a)	15	255
Fiesta Restaurant Group Inc. (a)	9	331
Finish Line Inc. - Class A	10	244
Flexsteel Industries Inc.	2	39
Fred’s Inc. - Class A	12	184
Frisch’s Restaurants Inc.	1	12
Fuel Systems Solutions Inc. (a) (b)	6	114
Full House Resorts Inc. (a)	3	9
G-III Apparel Group Ltd. (a)	8	409
Geeknet Inc. (a)	—	8
Gentherm Inc. (a)	8	161
Gordman’s Stores Inc.	5	59
Grand Canyon Education Inc. (a)	10	387
Gray Television Inc. (a)	15	119
Harte-Hanks Inc.	18	162
Haverty Furniture Cos. Inc.	5	135
Helen of Troy Ltd. (a)	6	264
hhgregg Inc. (a)	10	184
Hooker Furniture Corp.	2	35
Interval Leisure Group Inc.	13	299
iRobot Corp. (a)	10	359
Isle of Capri Casinos Inc. (a) (b)	7	55
ITT Educational Services Inc. (a) (b)	5	149
Johnson Outdoors Inc. - Class A (a)	—	9
Jos. A. Bank Clothiers Inc. (a) (b)	2	75
Journal Communications Inc. - Class A (a)	15	129
K12 Inc. (a)	10	301
KB Home (b)	6	117
Kirkland’s Inc. (a)	4	72
Kona Grill Inc. (a)	1	17
Krispy Kreme Doughnuts Inc. (a)	18	351
La-Z-Boy Inc.	16	357
Leapfrog Enterprises Inc. - Class A (a) (b)	18	169
Lifetime Brands Inc.	2	31
LIN Media LLC - Class A (a)	12	245
Lincoln Educational Services Corp.	5	24
Lithia Motors Inc. - Class A	8	578
Luby’s Inc. (a)	3	20
M/I Homes Inc. (a)	7	138
Mac-Gray Corp.	2	36
Maidenform Brands Inc. (a)	9	219
Marine Products Corp.	2	16
MarineMax Inc. (a)	5	59
Martha Stewart Living Omnimedia Inc. - Class A (a) (b)	6	14
Matthews International Corp. - Class A	9	326
McClatchy Co. - Class A (a) (b)	12	35
Media General Inc. - Class A (a) (b)	5	71
Modine Manufacturing Co. (a)	13	196
Monarch Casino & Resort Inc. (a)	2	42
Monro Muffler Brake Inc. (b)	3	150
Motorcar Parts of America Inc. (a)	3	35
Movado Group Inc.	7	294
Nathan’s Famous Inc. (a)	1	60
National American University Holdings Inc.	2	6
National CineMedia Inc.	16	306
Nautilus Inc. (a)	9	63
New York & Co. Inc. (a)	13	78
Nexstar Broadcasting Group Inc. - Class A	8	349
NutriSystem Inc.	5	70
Office Depot Inc. (a)	83	400
OfficeMax Inc.	33	416

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Orbitz Worldwide Inc. (a)	14	135
Orient-Express Hotels Ltd. - Class A (a)	1	13
Oxford Industries Inc. (b)	5	333
Pacific Sunwear of California Inc. (a) (b)	17	52
Pep Boys-Manny Moe & Jack (a)	15	186
Perry Ellis International Inc.	4	78
PetMed Express Inc. (b)	7	112
Quicksilver Inc. (a)	36	250
RadioShack Corp. (a) (b)	18	60
Red Lion Hotels Corp. (a)	4	23
Red Robin Gourmet Burgers Inc. (a)	6	406
Regis Corp.	16	229
RG Barry Corp.	3	49
Rick’s Cabaret International Inc. (a)	1	12
Rocky Brands Inc.	1	17
Ruby Tuesday Inc. (a)	19	142
Rue21 Inc. (a) (b)	9	369
Ruth’s Hospitality Group Inc.	11	128
Salem Communications Corp. - Class A	2	14
Scientific Games Corp. - Class A (a)	31	495
Select Comfort Corp. (a)	4	105
SHFL Entertainment Inc. (a)	17	394
Shiloh Industries Inc.	—	5
Shoe Carnival Inc.	8	208
Shutterfly Inc. (a)	1	74
Sinclair Broadcast Group Inc. - Class A	21	695
Skechers U.S.A. Inc. - Class A (a)	14	430
Skullcandy Inc. (a)	7	43
Skyline Corp. (a)	3	16
Smith & Wesson Holding Corp. (a) (b)	1	13
Sonic Automotive Inc. - Class A	13	314
Sonic Corp. (a)	21	371
Spartan Motors Inc.	8	46
Speedway Motorsports Inc.	6	101
Stage Stores Inc.	7	126
Standard Motor Products Inc.	7	226
Stanley Furniture Co. Inc. (a)	1	2
Stein Mart Inc.	10	137
Steiner Leisure Ltd. (a)	3	178
Stewart Enterprises Inc. - Class A	23	306
Stoneridge Inc. (a)	7	78
Strayer Education Inc. (b)	3	116
Sturm Ruger & Co. Inc. (b)	5	319
Superior Industries International Inc.	7	128
Systemax Inc.	1	7
The Jones Group Inc.	22	324
Tile Shop Holdings Inc. (a)	4	118
Tower International Inc. (a)	1	24
Town Sports International Holdings Inc.	9	113
Tuesday Morning Corp. (a)	2	31
U.S. Auto Parts Network Inc. (a)	3	4
Unifi Inc. (a)	4	89
Universal Electronics Inc. (a)	4	133
Universal Technical Institute Inc.	6	74
Valassis Communications Inc. (b)	12	332
ValueVision Media Inc. - Class A (a)	11	46
Vera Bradley Inc. (a) (b)	5	103
VOXX International Corp. - Class A (a)	8	112
West Marine Inc. (a)	3	33
Wet Seal Inc. - Class A (a)	24	95
Weyco Group Inc. (b)	2	55
Winmark Corp.	1	104
Winnebago Industries Inc. (a)	4	105
WMS Industries Inc. (a)	21	555
World Wrestling Entertainment Inc. - Class A (b)	7	73
Zagg Inc. (a)	3	12
Zale Corp. (a)	12	177
Zumiez Inc. (a) (b)	9	255
		30,502
CONSUMER STAPLES - 3.3%
Alico Inc.	2	70
Alliance One International Inc. (a)	21	60
Andersons Inc.	5	330
Arden Group Inc. - Class A	1	88
Boulder Brands Inc. (a)	16	258
Cal-Maine Foods Inc.	8	383
Calavo Growers Inc.	2	66
Central Garden & Pet Co. - Class A (a)	14	94
Chefs’ Warehouse Inc. (a)	1	15
Chiquita Brands International Inc. (a)	14	178
Coca-Cola Bottling Co.	2	106
Craft Brewers Alliance Inc. (a)	1	17
Dole Food Co. Inc. (a)	17	230
Farmer Bros. Co. (a)	3	50
Griffin Land & Nurseries Inc. - Class A (b)	1	28
Ingles Markets Inc. - Class A	4	102
Inter Parfums Inc.	9	278
Inventure Foods Inc. (a)	3	30
J&J Snack Foods Corp.	2	154
John B. Sanfilippo & Son Inc.	2	37
Lifeway Foods Inc.	—	6
Limoneira Co.	—	4
Medifast Inc. (a) (b)	4	104
MGP Ingredients Inc.	—	1
Nash Finch Co.	3	77
National Beverage Corp.	6	116
Nutraceutical International Corp.	1	16
Oil-Dri Corp. of America	1	22
Omega Protein Corp. (a)	6	62
Orchids Paper Products Co.	2	49
Pantry Inc. (a)	8	94
Post Holdings Inc. (a)	7	302
Prestige Brands Holdings Inc. (a)	17	525
Revlon Inc. - Class A (a)	5	147
Rocky Mountain Chocolate Factory Inc.	2	18
Sanderson Farms Inc.	2	124
Seneca Foods Corp. - Class A (a)	1	32
Spartan Stores Inc.	1	32
Susser Holdings Corp. (a) (b)	7	348
United-Guardian Inc.	—	4
USANA Health Sciences Inc. (a) (b)	3	260
Village Super Market Inc. - Class A	2	91
WD-40 Co.	4	280
		5,288
ENERGY - 6.2%
Adams Resources & Energy Inc.	1	44
Alon USA Energy Inc.	15	155
Amyris Inc. (a) (b)	—	—
Approach Resources Inc. (a) (b)	7	191
Basic Energy Services Inc. (a)	12	150
Bill Barrett Corp. (a) (b)	5	121
Bolt Technology Corp.	2	36
BPZ Resources Inc. (a) (b)	28	54
C&J Energy Services Inc. (a) (b)	16	328
Callon Petroleum Co. (a)	11	61
Carrizo Oil & Gas Inc. (a)	13	497
Clayton Williams Energy Inc. (a)	3	156
Cloud Peak Energy Inc. (a)	3	43
Comstock Resources Inc.	15	240
Contango Oil & Gas Co.	6	225
Crimson Exploration Inc. (a)	13	38
Crosstex Energy Inc.	12	240
Dawson Geophysical Co. (a)	2	76

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
DHT Holdings Inc.	1	6
Double Eagle Petroleum Co. (a)	1	4
Emerald Oil Inc. (a)	8	58
Endeavour International Corp. (a) (b)	15	79
EPL Oil & Gas Inc. (a)	9	330
Evolution Petroleum Corp. (a)	1	12
FieldPoint Petroleum Corp. (a)	1	3
Forbes Energy Services Ltd. (a)	1	6
Gevo Inc. (a) (b)	7	13
Global Geophysical Services Inc. (a)	2	5
Green Plains Renewable Energy Inc.	9	141
Gulf Island Fabrication Inc.	3	62
Gulfmark Offshore Inc. - Class A	10	526
Harvest Natural Resources Inc. (a) (b)	12	62
Hercules Offshore Inc. (a)	46	337
ION Geophysical Corp. (a)	43	225
James River Coal Co. (a) (b)	6	13
Key Energy Services Inc. (a)	40	290
Magnum Hunter Resources Corp. (a) (b)	62	381
Matador Resources Co. (a)	16	263
Matrix Service Co. (a)	8	158
Miller Energy Resources Inc. (a) (b)	8	56
Mitcham Industries Inc. (a)	4	69
Natural Gas Services Group Inc. (a)	2	66
Newpark Resources Inc. (a)	32	405
Nordic American Tankers Ltd. (b)	15	124
Northern Oil and Gas Inc. (a) (b)	11	162
Nuverra Environmental Solutions Inc. (a) (b)	37	85
Overseas Shipholding Group Inc. (a) (b) (f)	12	22
Panhandle Oil and Gas Inc. - Class A	1	39
Parker Drilling Co. (a)	29	167
PDC Energy Inc. (a)	7	402
Penn Virginia Corp. (a)	15	99
PetroQuest Energy Inc. (a)	13	51
PHI Inc. (a)	2	62
Pioneer Energy Services Corp. (a)	17	129
Pyramid Oil Co. (a)	1	3
Renewable Energy Group Inc. (a)	7	114
Rentech Inc.	45	89
Rex Energy Corp. (a)	19	424
RigNet Inc. (a)	2	78
Saratoga Resources Inc. (a)	5	11
Stone Energy Corp. (a)	8	246
Swift Energy Co. (a) (b)	11	121
Synergy Resources Corp. (a)	16	159
Tesco Corp. (a)	11	189
Tetra Technologies Inc. (a)	26	324
TGC Industries Inc.	6	49
Triangle Petroleum Corp. (a)	17	166
Uranium Energy Corp. (a) (b)	19	43
VAALCO Energy Inc. (a)	18	102
Verenium Corp. (a)	1	2
W&T Offshore Inc.	2	34
Warren Resources Inc. (a)	21	62
Willbros Group Inc. (a)	14	128
		9,911
FINANCIALS - 16.1%
1st Source Corp.	5	122
1st United Bancorp Inc.	5	37
Access National Corp.	3	36
American Equity Investment Life Holding Co.	23	483
American National Bankshares Inc.	1	29
American Safety Insurance Holdings Ltd. (a)	2	51
Ameris Bancorp (a)	4	65
Amerisafe Inc.	5	195
Arrow Financial Corp. (b)	3	64
Asta Funding Inc.	2	14
Astoria Financial Corp.	28	348
AV Homes Inc. (a)	2	40
Baldwin & Lyons Inc. - Class B	2	59
Banc of California Inc. (b)	3	42
BancFirst Corp.	4	199
Bancorp Inc. (a)	9	158
Bank Mutual Corp.	8	53
Bank of Commerce Holdings (b)	1	6
Bank of Kentucky Financial Corp.	1	32
BankFinancial Corp.	4	38
Banner Corp.	6	236
Bar Harbor Bankshares	1	31
BBCN Bancorp Inc.	22	308
Beneficial Mutual Bancorp Inc. (a)	6	55
Berkshire Hills Bancorp Inc.	6	151
BGC Partners Inc. - Class A	41	231
BofI Holding Inc. (a)	4	265
Boston Private Financial Holdings Inc.	23	259
Bridge Bancorp Inc.	1	26
Bridge Capital Holdings (a) (b)	2	30
Brookline Bancorp Inc.	21	194
Bryn Mawr Bank Corp.	2	51
C&F Financial Corp. (b)	1	45
Calamos Asset Management Inc. - Class A	6	58
Camden National Corp.	2	72
Capital City Bank Group Inc. (a)	2	24
Capital Southwest Corp.	2	78
Cardinal Financial Corp.	8	140
Cardtronics Inc. (a)	5	186
Cash America International Inc.	1	27
Center Bancorp Inc.	3	49
Centerstate Banks Inc.	3	31
Central Pacific Financial Corp.	6	105
Century Bancorp Inc. - Class A	1	23
Chemical Financial Corp.	6	164
Citizens Inc. - Class A (a) (b)	9	79
City Holdings Co.	4	168
Clifton Savings Bancorp Inc.	1	10
CNB Financial Corp.	2	38
CoBiz Financial Inc.	7	72
Columbia Banking System Inc.	12	289
Community Bank System Inc.	9	295
Community Bankers Trust Corp. (a)	1	5
Community Trust Bancorp Inc.	3	129
Consolidated-Tomoka Land Co.	1	34
Consumer Portfolio Services Inc. (a)	4	23
Cowen Group Inc. - Class A (a)	22	76
Crawford & Co. - Class B	5	48
Crawford & Co. - Class A	1	9
Customers Bancorp Inc. (a)	2	38
CVB Financial Corp.	18	239
DFC Global Corp. (a)	11	124
Diamond Hill Investment Group Inc.	1	72
Dime Community Bancshares Inc.	12	203
Donegal Group Inc. - Class A	4	52
Eastern Insurance Holdings Inc.	1	30
eHealth Inc. (a)	5	159
EMC Insurance Group Inc.	2	49
Employer Holdings Inc.	10	291
Encore Capital Group Inc. (a) (b)	8	348
Enterprise Bancorp Inc.	1	27
Enterprise Financial Services Corp.	3	49
ESB Financial Corp.	2	31
ESSA Bancorp Inc.	2	24
Ezcorp Inc. - Class A (a)	3	45
Farmers Capital Bank Corp. (a) (b)	1	16
Federal Agricultural Mortgage Corp. - Class C	3	90
Federated National Holding Co.	1	7

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Fidelity Southern Corp.	3	41
Financial Institutions Inc.	3	57
First Bancorp Inc.	2	34
First Bancorp Inc. (a)	27	155
First Bancorp Inc.	1	21
First Busey Corp.	18	93
First Business Financial Services Inc.	1	19
First Commonwealth Financial Corp.	32	240
First Community Bancshares Inc.	4	72
First Connecticut Bancorp Inc.	3	44
First Defiance Financial Corp.	2	35
First Financial Bancorp (b)	15	225
First Financial Corp.	2	71
First Financial Holdings Inc.	6	323
First Financial Northwest Inc.	3	32
First Interstate BancSystem Inc. - Class A	4	88
First Merchants Corp.	9	161
First Midwest Bancorp Inc.	20	305
First South Bancorp Inc. (a)	—	3
Firstbancorp	—	8
Flagstar Bancorp Inc. (a) (b)	6	92
Flushing Financial Corp.	7	127
Forestar Group Inc. (a)	11	229
Fortegra Financial Corp. (a)	1	10
Fox Chase Bancorp Inc.	1	25
Franklin Financial Corp.	1	22
FXCM Inc. - Class A (b)	11	209
Gain Capital Holdings Inc.	2	23
German American Bancorp Inc.	2	41
GFI Group Inc.	18	70
Glacier Bancorp Inc.	14	336
Global Indemnity Plc (a)	2	54
Great Southern Bancorp Inc.	2	50
Green Dot Corp. - Class A (a)	12	311
Greenlight Capital Re Ltd. - Class A (a) (b)	10	273
Hallmark Financial Services Inc. (a) (b)	2	18
Hanmi Financial Corp.	8	137
Harris & Harris Group Inc. (a)	3	10
HCI Group Inc.	4	154
Heartland Financial USA Inc.	3	86
Heritage Commerce Corp.	4	31
Heritage Financial Corp.	3	43
HF Financial Corp.	1	12
HFF Inc. - Class A	10	244
Hilltop Holdings Inc. (a)	12	227
Hingham Institution for Savings	—	23
Home Bancorp Inc. (a)	—	7
Home Bancshares Inc.	13	390
Home Federal Bancorp Inc.	2	30
Horace Mann Educators Corp.	9	254
Horizon Bancorp	2	38
Hudson Valley Holding Corp.	3	63
ICG Group Inc. (a)	10	138
Imperial Holdings Inc. (a)	1	5
Independence Holding Co.	1	20
Independent Bank Corp.	5	175
Interactive Brokers Group Inc.	13	240
Intervest Bancshares Corp. (a) (b)	2	14
INTL FCStone Inc. (a)	4	78
Investors Title Co.	—	29
Kearny Financial Corp. (a)	2	21
Kennedy-Wilson Holdings Inc.	12	230
Lakeland Bancorp Inc.	3	33
Lakeland Financial Corp.	4	119
Macatawa Bank Corp. (a) (b)	1	7
Maiden Holdings Ltd.	15	181
MainSource Financial Group Inc.	4	55
Malvern Bancorp Inc. (a)	1	8
Manning & Napier Inc. - Class A	3	42
Marlin Business Services Inc.	2	61
MB Financial Inc.	10	270
MBT Financial Corp. (a)	3	11
Medallion Financial Corp. (b)	6	88
Mercantile Bank Corp.	2	41
Merchants Bancshares Inc.	2	46
Meridian Interstate BanCorp Inc. (a)	2	36
Meta Financial Group Inc.	1	28
Metro Bancorp Inc. (a)	2	52
MetroCorp Bancshares Inc.	3	36
MicroFinancial Inc.	3	25
Midsouth Bancorp Inc.	2	36
MidWestOne Financial Group Inc.	1	15
National Interstate Corp.	2	52
National Western Life Insurance Co. - Class A	—	91
Navigators Group Inc. (a)	3	191
NBT Bancorp Inc.	9	211
NewBridge Bancorp (a)	1	9
NewStar Financial Inc. (a)	7	135
North Valley Bancorp (a)	—	5
Northeast Bancorp	—	2
Northfield Bancorp Inc.	14	170
Northrim BanCorp Inc.	1	27
Northwest Bancshares Inc.	19	249
OceanFirst Financial Corp.	3	52
OFG Bancorp (b)	13	218
OmniAmerican Bancorp Inc. (a)	2	55
Oppenheimer Holdings Inc. - Class A	2	41
Oritani Financial Corp.	13	219
Pacific Continental Corp.	3	44
Pacific Mercantile Bancorp (a)	1	7
Pacific Premier Bancorp Inc. (a)	2	33
PacWest Bancorp (b)	9	304
Park National Corp. (b)	3	248
Park Sterling Corp.	8	48
Peapack Gladstone Financial Corp.	2	33
Penns Woods Bancorp Inc.	1	29
Peoples Bancorp Inc.	2	49
PHH Corp. (a) (b)	13	301
Phoenix Cos. Inc. (a)	1	43
Pico Holdings Inc. (a)	5	106
Pinnacle Financial Partners Inc. (a)	12	360
Preferred Bank (a)	2	44
Premier Financial Bancorp Inc.	—	6
Provident Financial Holdings Inc.	2	35
Provident Financial Services Inc.	14	222
Provident New York Bancorp (b)	7	79
Pulaski Financial Corp.	1	11
Renasant Corp.	5	139
Republic Bancorp Inc. - Class A	4	106
Resource America Inc. - Class A	1	10
Rockville Financial Inc.	6	75
Roma Financial Corp. (a)	3	52
S&T Bancorp Inc.	3	71
Safeguard Scientifics Inc. (a)	4	66
Safety Insurance Group Inc.	3	166
Sandy Spring Bancorp Inc.	5	113
Security National Financial Corp. - Class A (a)	1	6
Selective Insurance Group	9	228
Sierra Bancorp	2	33
Simmons First National Corp. - Class A	3	78
Simplicity Bancorp Inc.	1	18
Southside Bancshares Inc.	4	108
Southwest Bancorp Inc. (a)	3	50
State Auto Financial Corp.	7	156
StellarOne Corp.	4	101
Sterling Bancorp	6	84

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Stewart Information Services Corp.	6	176
Suffolk Bancorp (a)	2	38
Sun Bancorp Inc. (a)	13	49
SY Bancorp Inc.	3	83
Taylor Capital Group Inc. (a) (b)	5	122
Tejon Ranch Co. (a)	6	173
Territorial Bancorp Inc.	2	44
Thomas Properties Group Inc.	9	62
Tompkins Financial Corp.	3	132
Tower Group International Ltd.	15	107
TowneBank (b)	3	49
Tree.com Inc.	2	59
Trico Bancshares	1	26
TrustCo Bank Corp.	23	138
Union First Market Bankshares Corp. (b)	4	104
United Community Banks Inc. (a)	13	198
United Community Financial Corp. (a)	2	6
United Financial Bancorp Inc.	3	48
United Fire Group Inc.	5	155
Universal Insurance Holdings Inc.	8	55
Univest Corp. of Pennsylvania (b)	2	38
ViewPoint Financial Group	13	262
Virginia Commerce Bancorp Inc. (a)	4	56
Virtus Investment Partners Inc. (a)	2	263
Walker & Dunlop Inc. (a)	6	97
Washington Banking Co.	2	27
Washington Trust Bancorp Inc.	2	74
Waterstone Financial Inc. (a)	2	16
WesBanco Inc.	6	165
West Bancorp Inc.	2	23
Westamerica Bancorporation (b)	3	162
Western Alliance Bancorp (a)	25	471
Westfield Financial Inc.	8	54
Westwood Holdings Group Inc.	1	44
Wilshire Bancorp Inc.	21	171
World Acceptance Corp. (a) (b)	5	466
WSFS Financial Corp.	2	108
Yadkin Financial Corp. (a)	1	11
		25,606
HEALTH CARE - 9.6%
Accretive Health Inc. (a)	1	13
Accuray Inc. (a) (b)	19	140
Acorda Therapeutics Inc. (a)	10	345
Addus HomeCare Corp. (a)	2	62
Affymetrix Inc. (a) (b)	26	160
Albany Molecular Research Inc. (a)	9	110
Almost Family Inc.	2	42
AMAG Pharmaceuticals Inc. (a)	2	33
Amedisys Inc. (a)	12	208
Amicus Therapeutics Inc. (a) (b)	9	20
AMN Healthcare Services Inc. (a)	13	181
Amsurg Corp. (a)	9	354
Analogic Corp.	4	313
AngioDynamics Inc. (a)	8	105
Anika Therapeutics Inc. (a)	5	126
Arthrocare Corp. (a)	10	369
Astex Pharmaceuticals (a)	36	304
Atrion Corp.	1	143
Auxilium Pharmaceuticals Inc. (a)	7	125
AVEO Pharmaceuticals Inc. (a) (b)	17	36
Baxano Surgical Inc. (a) (b)	2	2
Bio-Reference Labs Inc. (a) (b)	7	214
BioScrip Inc. (a)	19	170
BioTelemetry Inc. (a)	8	76
Bovie Medical Corp. (a)	1	2
Cambrex Corp. (a)	11	140
Cantel Medical Corp.	12	391
Capital Senior Living Corp. (a)	8	174
Chindex International Inc. (a)	2	27
Codexis Inc. (a) (b)	7	12
Computer Programs & Systems Inc.	3	159
Conmed Corp.	7	224
Corvel Corp. (a)	6	218
Cross Country Healthcare Inc. (a)	6	34
CryoLife Inc.	9	61
Cumberland Pharmaceuticals Inc. (a) (b)	3	13
Cutera Inc. (a)	4	38
Cynosure Inc. - Class A (a)	6	134
Emergent BioSolutions Inc. (a)	12	232
Endocyte Inc. (a) (b)	2	32
Ensign Group Inc.	6	234
Enzo Biochem Inc. (a)	6	15
Enzon Pharmaceuticals Inc.	14	24
Exactech Inc. (a)	3	54
ExamWorks Group Inc. (a)	10	253
Five Star Quality Care Inc. (a)	12	61
Gentiva Health Services Inc. (a)	12	145
Greatbatch Inc. (a)	9	297
Hanger Orthopedic Group Inc. (a)	11	361
Harvard Bioscience Inc. (a)	6	30
Healthways Inc. (a)	10	178
Hi-Tech Pharmacal Co. Inc.	4	163
Horizon Pharma Inc. (a) (b)	17	56
ICU Medical Inc. (a)	5	340
Integra LifeSciences Holdings Corp. (a)	7	283
Invacare Corp.	10	178
IPC The Hospitalist Co. Inc. (a)	5	261
Iridex Corp. (a)	2	10
Kindred Healthcare Inc.	15	201
Landauer Inc.	3	138
Lannett Co. Inc. (a)	4	90
LeMaitre Vascular Inc.	3	18
LHC Group Inc. (a)	6	142
Luminex Corp. (a)	3	60
Masimo Corp.	8	226
MedAssets Inc. (a)	19	476
Medical Action Industries Inc. (a)	2	12
Meridian Bioscience Inc. (b)	9	223
Merit Medical Systems Inc. (a)	14	173
Misonix Inc. (a)	1	4
Momenta Pharmaceuticals Inc. (a)	12	175
National Healthcare Corp.	2	83
National Research Corp. - Class A (a)	5	92
National Research Corp. - Class B (b)	1	24
Natus Medical Inc. (a)	9	129
NuVasive Inc. (a)	12	299
Omnicell Inc. (a)	10	247
Oncothyreon Inc. (a) (b)	2	3
Orthofix International NV (a)	6	119
PDI Inc. (a)	2	12
PDL BioPharma Inc. (b)	25	202
Pernix Therapeutics Holdings (a)	2	4
PharMerica Corp. (a)	6	83
PhotoMedex Inc. (a) (b)	6	89
Pozen Inc. (a)	8	44
Progenics Pharmaceuticals Inc. (a)	9	47
Providence Services Corp. (a)	3	95
Quality Systems Inc.	12	250
Quidel Corp. (a) (b)	7	186
RadNet Inc. (a)	1	2
Repligen Corp. (a)	12	135
Rochester Medical Corp. (a)	3	63
RTI Biologics Inc. (a)	15	58
Sagent Pharmaceuticals Inc. (a)	1	12
Santarus Inc. (a)	21	477

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Sciclone Pharmaceuticals Inc. (a)	22	113
Skilled Healthcare Group Inc. - Class A (a)	5	20
Solta Medical Inc. (a)	14	29
Span-America Medical Systems Inc.	—	4
Spectrum Pharmaceuticals Inc. (b)	19	163
SurModics Inc. (a)	7	165
Symmetry Medical Inc. (a)	13	109
Targacept Inc. (a)	6	34
Tornier BV (a)	11	204
Transcept Pharmaceuticals Inc. (a) (b)	6	20
Triple-S Management Corp. - Class B (a)	6	112
Universal American Corp.	21	158
US Physical Therapy Inc.	3	106
Utah Medical Products Inc.	1	64
Vanguard Health Systems Inc. (a) (b)	15	324
Vascular Solutions Inc. (a) (b)	5	77
Volcano Corp. (a)	2	41
Wright Medical Group Inc. (a)	13	338
		15,259
INDUSTRIALS - 17.6%
AAON Inc.	11	291
AAR Corp.	15	398
ABM Industries Inc.	14	368
Acacia Research Corp.	10	229
ACCO Brands Corp. (a) (b)	26	174
Accuride Corp. (a)	15	76
Aceto Corp.	8	118
Acorn Energy Inc.	4	21
Aegion Corp. (a) (b)	9	224
Aerovironment Inc. (a)	5	123
Air Transport Services Group Inc. (a)	17	127
Alamo Group Inc.	3	151
Albany International Corp. - Class A	8	286
Allied Motion Technologies Inc.	1	5
Altra Holdings Inc.	10	262
Ameresco Inc. - Class A (a)	6	63
American Railcar Industries Inc. (b)	6	230
American Science & Engineering Inc.	3	151
American Superconductor Corp. (a) (b)	11	27
American Woodmark Corp. (a)	4	144
Ampco-Pittsburgh Corp.	4	64
Apogee Enterprises Inc. (b)	9	264
ARC Document Solutions Inc. (a)	7	33
Argan Inc.	3	64
Arkansas Best Corp.	8	199
Astec Industries Inc.	5	186
Astronics Corp. (a)	3	167
Atlas Air Worldwide Holdings Inc. (a)	4	192
AZZ Inc.	8	344
Barrett Business Services Inc.	3	177
Blount International Inc. (a)	12	143
Briggs & Stratton Corp.	14	277
CAI International Inc. (a)	5	124
CBIZ Inc. (a)	10	74
CDI Corp.	4	60
Ceco Environmental Corp.	4	56
Celadon Group Inc.	7	124
CIRCOR International Inc.	5	328
Coleman Cable Inc.	5	112
Columbus Mckinnon Corp. (a)	6	141
Comfort Systems USA Inc.	10	166
Commercial Vehicle Group Inc. (a) (b)	10	79
Consolidated Graphics Inc. (a)	2	127
Courier Corp.	3	48
Covenant Transportation Group Inc. - Class A (a)	1	8
CPI Aerostructures Inc. (a) (b)	3	39
Dolan Co. (a)	7	17
Douglas Dynamics Inc.	4	64
Ducommun Inc. (a)	3	90
DXP Enterprises Inc. (a)	3	223
Dycom Industries Inc. (a)	12	335
Dynamic Materials Corp. (b)	2	56
Eagle Bulk Shipping Inc. (a)	6	44
Eastern Co.	1	9
Echo Global Logistics Inc. (a)	6	119
Encore Wire Corp.	5	207
Energy Recovery Inc. (a)	8	61
EnerNOC Inc. (a)	11	162
Engility Holdings Inc. (a) (b)	3	106
Ennis Inc.	5	89
EnPro Industries Inc. (a)	8	456
ESCO Technologies Inc.	8	282
Espey Manufacturing & Electronics Corp.	1	17
Exponent Inc.	3	231
Federal Signal Corp. (a)	19	241
Flow International Corp. (a)	14	58
Forward Air Corp.	7	295
Franklin Covey Co. (a)	4	66
FreightCar America Inc.	3	59
Fuel Tech Inc. (a)	1	3
Furmanite Corp. (a)	9	87
G&K Services Inc. - Class A	6	345
Genco Shipping & Trading Ltd. (a)	7	29
GenCorp Inc. (a) (b)	15	247
Gibraltar Industries Inc. (a)	7	105
Global Power Equipment Group Inc.	4	84
Goldfield Corp. (a)	3	6
Gorman-Rupp Co. (b)	5	196
GP Strategies Corp. (a)	5	141
Graham Corp.	2	65
Granite Construction Inc.	4	115
Great Lakes Dredge & Dock Corp.	15	114
Greenbrier Cos. Inc. (a)	7	184
Griffon Corp.	19	237
H&E Equipment Services Inc. (a)	10	277
Hardinge Inc.	2	33
Hawaiian Holdings Inc. (a) (b)	15	111
Heartland Express Inc.	21	300
Heidrick & Struggles International Inc.	3	66
Heritage-Crystal Clean Inc. (a) (b)	—	5
Hill International Inc. (a)	2	8
Houston Wire & Cable Co.	3	35
Hudson Global Inc. (a)	2	5
Hurco Cos. Inc.	1	23
Huron Consulting Group Inc. (a)	7	375
Hyster-Yale Materials Handling Inc. - Class A	—	24
ICF International Inc. (a)	4	129
II-VI Inc. (a)	2	45
InnerWorkings Inc. (a) (b)	5	47
Innovative Solutions & Support Inc.	—	3
Insperity Inc.	5	205
Insteel Industries Inc.	3	56
Interface Inc.	15	305
International Shipholding Corp.	—	11
Intersections Inc.	7	65
John Bean Technologies Corp.	8	192
Kaman Corp. - Class A (b)	5	200
Kaydon Corp.	10	371
Kelly Services Inc. - Class A	10	193
Kforce Inc.	9	159
Kimball International Inc. - Class B	6	64
Knight Transportation Inc.	8	137
Knoll Inc.	13	213
Korn/Ferry International (a)	12	254

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Kratos Defense & Security Solutions Inc. (a)	16	133
Layne Christensen Co. (a) (b)	7	138
LB Foster Co.	2	87
Lindsay Corp.	4	316
LMI Aerospace Inc. (a)	2	23
LS Starrett Co. - Class A	—	5
LSI Industries Inc.	2	19
Lydall Inc. (a)	1	14
Magnetek Inc. (a)	—	5
Marten Transport Ltd.	7	120
Matson Inc.	13	345
McGrath RentCorp (b)	6	215
Meritor Inc. (a)	4	31
Metalico Inc. (a)	11	16
Michael Baker Corp.	1	36
Miller Industries Inc.	2	33
Mistras Group Inc. (a)	7	125
Mobile Mini Inc. (a)	15	520
Mueller Water Products Inc. - Class A	57	457
Multi-Color Corp.	4	135
MYR Group Inc. (a)	7	167
NACCO Industries Inc. - Class A	1	71
National Presto Industries Inc. (b)	1	104
National Technical Systems Inc. (a)	—	5
Navigant Consulting Inc. (a)	13	202
NCI Building Systems Inc. (a)	1	19
NL Industries Inc.	2	23
NN Inc.	4	62
Nortek Inc. (a)	3	176
Northwest Pipe Co. (a)	3	85
Ocean Power Technologies Inc. (a) (b)	2	3
On Assignment Inc. (a)	7	237
Orbital Sciences Corp. (a)	14	290
Orion Marine Group Inc. (a)	5	55
Pacer International Inc. (a) (b)	12	72
PAM Transportation Services Inc.	—	5
Park-Ohio Holdings Corp. (a)	5	189
Patrick Industries Inc. (a)	4	123
Patriot Transportation Holding Inc. (a)	1	21
Pendrell Corp. (a)	8	15
PGT Inc. (a)	12	116
Pike Electric Corp.	7	77
PMFG Inc. (a)	5	36
Powell Industries Inc. (a)	2	149
PowerSecure International Inc. (a)	4	70
Preformed Line Products Co.	—	7
Primoris Services Corp.	15	372
Providence and Worcester Railroad Co.	—	5
Quad/Graphics Inc. - Class A (b)	5	158
Quality Distribution Inc. (a)	5	48
Quanex Building Products Corp.	10	187
Raven Industries Inc.	5	176
RBC Bearings Inc. (a)	5	312
Republic Airways Holdings Inc. (a)	15	182
Resources Connection Inc.	16	218
Roadrunner Transportation Systems Inc. (a)	7	186
RPX Corp. (a)	19	324
Rush Enterprises Inc. - Class A (a)	6	160
Saia Inc. (a)	7	227
Schawk Inc. - Class A	3	38
SIFCO Industries Inc.	1	22
SkyWest Inc.	16	226
SL Industries Inc.	1	12
Sparton Corp. (a) (b)	2	48
Standard Parking Corp. (a)	4	118
Standex International Corp.	4	235
Sterling Construction Co. Inc. (a)	2	20
Sun Hydraulics Corp.	5	191
Supreme Industries Inc. - Class A (a)	1	5
Sypris Solutions Inc.	5	14
Taser International Inc. (a)	16	239
Team Inc. (a)	5	179
Tecumseh Products Co. - Class A (a)	2	19
Tennant Co.	5	315
Thermon Group Holdings Inc. (a)	4	95
Titan International Inc.	15	226
Titan Machinery Inc. (a) (b)	7	114
TMS International Corp. - Class A	3	45
TRC Cos. Inc. (a) (b)	1	7
Tredegar Corp.	1	25
Trex Co. Inc. (a)	1	31
TriMas Corp. (a)	9	327
TrueBlue Inc. (a)	12	282
Tutor Perini Corp. (a)	13	271
Twin Disc Inc.	3	68
Ultralife Corp. (a)	—	—
Ultrapetrol Bahamas Ltd. (a)	1	5
UniTek Global Services Inc. (a) (b)	2	2
Universal Forest Products Inc.	4	185
Universal Truckload Services Inc.	3	84
US Ecology Inc.	5	158
USA Truck Inc. (a)	—	4
Versar Inc. (a)	2	10
Viad Corp.	4	102
Vicor Corp. (a)	2	14
VSE Corp.	1	42
Wabash National Corp. (a)	13	149
XPO Logistics Inc. (a)	5	114
		27,968
INFORMATION TECHNOLOGY - 18.5%
Accelrys Inc. (a)	15	143
Active Network Inc. (a)	19	278
Actuate Corp. (a)	15	111
Advanced Energy Industries Inc. (a)	12	216
Aeroflex Holding Corp. (a)	7	48
Agilysys Inc. (a)	4	49
Alpha & Omega Semiconductor Ltd. (a)	4	34
American Software Inc. - Class A	6	55
Amkor Technology Inc. (a)	39	166
Amtech Systems Inc. (a)	3	20
Anadigics Inc. (a)	10	20
Anaren Inc. (a)	3	66
Applied Micro Circuits Corp. (a)	15	192
ATMI Inc. (a)	9	226
AVG Technologies NV (a)	8	192
Aviat Networks Inc. (a)	12	31
Avid Technology Inc. (a)	9	55
Aware Inc.	5	26
AXT Inc. (a)	12	27
Badger Meter Inc.	5	251
Bazaarvoice Inc. (a) (b)	2	22
Bel Fuse Inc. - Class B	3	45
Blackbaud Inc.	1	35
Blucora Inc. (a)	12	274
Bottomline Technologies Inc. (a)	10	277
BroadVision Inc. (a)	2	17
Brooks Automation Inc.	19	175
Cabot Microelectronics Corp. (a)	7	274
CalAmp Corp. (a)	12	204
Calix Inc. (a)	15	191
Cascade Microtech Inc. (a)	2	22
Cass Information Systems Inc. (b)	3	167
Ceva Inc. (a)	6	109
Checkpoint Systems Inc. (a)	11	188
Ciber Inc. (a)	20	66

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Clearfield Inc. (a)	1	12
Coherent Inc.	1	47
Cohu Inc.	4	45
Communications Systems Inc.	1	14
Computer Task Group Inc.	6	97
comScore Inc. (a)	8	222
Concurrent Computer Corp.	1	10
Constant Contact Inc. (a)	11	267
Cray Inc. (a) (b)	13	320
CSG Systems International Inc. (b)	11	277
Daktronics Inc.	11	121
Datalink Corp. (a)	3	40
Dealertrack Technologies Inc. (a)	1	28
Demand Media Inc. (a) (b)	23	143
Dice Holdings Inc. (a) (b)	12	104
Digi International Inc. (a)	6	58
Digimarc Corp.	—	6
Digital River Inc. (a)	9	168
Diodes Inc. (a)	14	335
DSP Group Inc. (a)	5	34
DTS Inc. (a)	4	92
Dynamics Research Corp. (a)	—	2
EarthLink Inc.	31	156
Ebix Inc. (b)	10	101
Echelon Corp. (a)	6	15
Electro Rent Corp.	4	73
Electro Scientific Industries Inc.	6	73
Electronics for Imaging Inc. (a)	15	489
Ellie Mae Inc. (a)	2	68
eMagin Corp.	2	7
Emcore Corp. (a) (b)	7	30
Emulex Corp. (a)	22	171
Entegris Inc. (a)	14	144
Entropic Communications Inc. (a)	18	79
Envestnet Inc. (a)	2	64
EPAM Systems Inc. (a)	1	35
EPIQ Systems Inc.	5	62
ePlus Inc.	2	86
Euronet Worldwide Inc. (a) (b)	10	412
Exar Corp. (a)	13	168
ExlService Holdings Inc. (a)	9	248
Extreme Networks (a)	22	113
Fabrinet (a)	7	125
FARO Technologies Inc. (a)	5	192
FormFactor Inc. (a)	14	95
Forrester Research Inc.	6	212
Global Cash Access Holdings Inc. (a)	22	172
Globecomm Systems Inc. (a) (b)	7	91
GSI Group Inc. (a)	10	91
GSI Technology Inc. (a)	3	21
GT Advanced Technologies Inc. (a)	29	250
Hackett Group Inc.	6	44
Harmonic Inc. (a)	29	226
Heartland Payment Systems Inc. (b)	9	361
Higher One Holdings Inc. (a) (b)	10	74
Hutchinson Technology Inc. (a)	1	2
ID Systems Inc. (a)	2	10
IEC Electronics Corp. (a)	2	6
iGate Corp. (a)	15	429
Imation Corp. (a)	6	23
Immersion Corp. (a)	2	32
Infinera Corp. (a) (b)	23	254
Innodata Inc. (a)	6	15
Inphi Corp. (a)	9	118
Insight Enterprises Inc. (a)	11	203
Integrated Device Technology Inc. (a)	39	364
Integrated Silicon Solutions Inc. (a)	5	53
Internap Network Services Corp. (a)	15	107
Intersil Corp. - Class A	37	414
Intevac Inc. (a)	1	7
IntraLinks Holdings Inc. (a)	10	92
Ixia (a)	11	169
IXYS Corp.	6	58
Kemet Corp. (a)	8	35
Key Tronic Corp. (a)	4	41
Kopin Corp. (a)	15	62
Kulicke & Soffa Industries Inc. (a)	17	193
KVH Industries Inc. (a)	3	37
Lattice Semiconductor Corp. (a)	34	150
Limelight Networks Inc. (a)	18	35
Lionbridge Technologies Inc. (a)	12	45
LoJack Corp. (a)	1	4
LTX-Credence Corp. (a)	11	75
Magnachip Semiconductor Corp. (a)	11	235
Mantech International Corp. - Class A (b)	8	230
Marchex Inc. - Class B	4	27
MaxLinear Inc. - Class A (a)	4	35
Maxwell Technologies Inc. (a)	8	69
Measurement Specialties Inc. (a)	4	237
Mercury Systems Inc. (a)	6	55
Mesa Laboratories Inc.	1	60
Methode Electronics Inc.	11	319
Micrel Inc.	16	146
Mindspeed Technologies Inc. (a) (b)	10	31
MOCON Inc.	1	10
Monolithic Power Systems Inc.	12	378
Monotype Imaging Holdings Inc.	11	320
Monster Worldwide Inc. (a)	32	143
MoSys Inc. (a)	5	18
Move Inc. (a)	10	162
MTS Systems Corp.	4	237
Multi-Fineline Electronix Inc. (a)	2	36
Nanometrics Inc. (a)	9	137
NAPCO Security Technologies Inc. (a)	1	7
NCI Inc. - Class A (a)	2	11
NeoPhotonics Corp. (a)	3	24
NetScout Systems Inc. (a)	12	315
Newport Corp. (a)	15	231
Novatel Wireless Inc. (a)	6	15
Oclaro Inc. (a) (b)	25	45
Official Payments Holdings Inc. (a)	2	21
Omnivision Technologies Inc. (a)	12	189
Oplink Communications Inc. (a)	6	113
Optical Cable Corp.	1	2
PAR Technology Corp. (a)	—	2
Park Electrochemical Corp.	4	116
PC Connection Inc.	5	72
PCM Inc. (a)	1	9
Pegasystems Inc.	2	91
Perceptron Inc.	1	6
Perficient Inc. (a)	9	172
Pericom Semiconductor Corp. (a)	3	21
Photronics Inc. (a)	21	164
Pixelworks Inc. (a)	2	7
Plexus Corp. (a)	10	369
PMC - Sierra Inc. (a) (b)	39	257
Power Integrations Inc.	6	320
PRGX Global Inc. (a)	5	32
Procera Networks Inc. (a)	4	60
Progress Software Corp. (a)	2	59
QAD Inc. - Class A (b)	2	21
QLogic Corp. (a)	24	260
QuinStreet Inc. (a)	11	100
Qumu Corp. (a)	3	37
Radisys Corp. (a)	4	14
Rambus Inc. (a)	38	359

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
RealD Inc. (a) (b)	16	113
RealNetworks Inc. (a)	2	16
Reis Inc. (a)	2	29
Responsys Inc. (a)	18	304
RF Industries Ltd.	2	14
Rofin-Sinar Technologies Inc. (a)	7	179
Rogers Corp. (a)	5	304
Rosetta Stone Inc. (a)	6	100
Rubicon Technology Inc. (a) (b)	5	56
Rudolph Technologies Inc. (a)	9	105
Sanmina Corp. (a)	16	273
ScanSource Inc. (a)	6	222
SeaChange International Inc. (a)	9	101
ServiceSource International Inc. (a)	5	59
ShoreTel Inc. (a)	14	85
Sigma Designs Inc. (a)	7	38
Silicon Graphics International Corp. (a)	5	81
Silicon Image Inc. (a)	22	115
SMTC Corp. (a)	1	3
Sonus Networks Inc. (a)	55	186
Spansion Inc. - Class A (a)	17	170
Stamps.com Inc. (a)	6	271
StarTek Inc. (a)	—	3
STR Holdings Inc. (a)	7	16
SunEdison Inc. (a)	77	612
SunPower Corp. (a) (b)	26	677
Super Micro Computer Inc. (a)	13	182
Supertex Inc.	2	44
support.com Inc. (a)	9	46
Sykes Enterprises Inc. (a)	10	185
Symmetricom Inc. (a)	8	38
Synaptics Inc. (a)	8	352
Synchronoss Technologies Inc. (a)	10	381
TechTarget Inc. (a)	—	—
TeleCommunication Systems Inc. - Class A (a)	5	12
TeleNav Inc. (a)	8	49
TeleTech Holdings Inc. (a)	12	296
Tellabs Inc.	10	23
Tessco Technologies Inc.	3	106
Tessera Technologies Inc.	15	295
Transact Technologies Inc.	—	3
Travelzoo Inc. (a)	3	92
TriQuint Semiconductor Inc. (a)	44	356
TTM Technologies Inc. (a)	22	215
Ubiquiti Networks Inc. (b)	1	34
Ultra Clean Holdings Inc. (a)	4	24
Ultratech Inc. (a)	7	198
Unisys Corp. (a) (b)	12	308
United Online Inc.	29	234
Viasystems Group Inc. (a)	—	6
Virtusa Corp. (a)	8	219
Vishay Precision Group Inc. (a)	3	41
Volterra Semiconductor Corp. (a)	7	170
Vringo Inc. (a) (b)	8	23
Wayside Technology Group Inc.	—	4
Web.com Group Inc. (a)	8	255
WebMD Health Corp. - Class A (a) (b)	9	263
XO Group Inc. (a)	6	75
Xyratex Ltd.	5	55
Zix Corp. (a)	17	83
Zygo Corp. (a)	1	20
		29,520
MATERIALS - 6.5%
A. Schulman Inc.	8	234
AEP Industries Inc. (a)	2	130
AM Castle & Co. (a)	5	74
AMCOL International Corp.	9	308
American Pacific Corp. (a)	2	110
American Vanguard Corp.	10	264
Arabian American Development Co. (a)	2	23
Balchem Corp. (b)	7	374
Boise Inc.	25	321
Calgon Carbon Corp. (a)	17	322
Century Aluminum Co. (a)	25	202
Chase Corp.	2	73
Clearwater Paper Corp. (a)	9	408
Core Molding Technologies Inc. (a)	—	2
Ferro Corp. (a)	8	70
Flotek Industries Inc. (a)	19	426
Friedman Industries Inc.	1	6
FutureFuel Corp.	11	196
General Moly Inc. (a)	18	30
Globe Specialty Metals Inc.	14	218
Gold Resource Corp. (b)	6	37
Golden Minerals Co. (a) (b)	17	16
Hawkins Inc.	3	122
Haynes International Inc.	4	196
Horsehead Holding Corp. (a)	14	170
Innophos Holdings Inc.	6	328
Innospec Inc.	7	331
Kaiser Aluminum Corp.	3	196
KapStone Paper and Packaging Corp.	18	791
KMG Chemicals Inc. (b)	3	60
Koppers Holdings Inc.	6	236
Kraton Performance Polymers Inc. (a)	7	146
Landec Corp. (a)	10	116
LSB Industries Inc. (a)	7	219
Materion Corp.	5	172
McEwen Mining Inc. (a) (b)	12	30
Mercer International Inc. (a)	11	75
Myers Industries Inc. (b)	11	223
Neenah Paper Inc. (b)	5	188
Noranda Aluminium Holding Corp.	18	44
Olympic Steel Inc.	2	54
OM Group Inc. (a)	11	385
Omnova Solutions Inc. (a)	19	159
P.H. Glatfelter Co.	15	396
Penford Corp. (a) (b)	1	9
PolyOne Corp.	1	23
Quaker Chemical Corp.	3	253
Revett Minerals Inc. (a)	4	4
RTI International Metals Inc. (a)	10	311
Schnitzer Steel Industries Inc. - Class A (b)	8	215
Schweitzer-Mauduit International Inc.	2	122
Stepan Co.	7	382
Synalloy Corp.	1	14
United States Lime & Minerals Inc. (a)	1	46
Universal Stainless & Alloy Products Inc. (a)	2	60
US Silica Holdings Inc. (b)	2	40
Wausau Paper Corp.	16	211
Zep Inc.	4	70
Zoltek Cos. Inc. (a) (b)	10	166
		10,407
TELECOMMUNICATION SERVICES - 1.3%
8x8 Inc. (a)	13	126
Atlantic Tele-Network Inc.	4	231
Boingo Wireless Inc. (a)	13	92
Cbeyond Inc. (a)	7	47
Consolidated Communications Holdings Inc. (b)	11	192
General Communication Inc. - Class A (a)	10	99
Hawaiian Telcom Holdco Inc. (a) (b)	1	17
HickoryTech Corp.	3	29
IDT Corp. - Class B	6	114

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Inteliquent Inc.	6	55
Iridium Communications Inc. (a) (b)	25	175
Lumos Networks Corp.	6	136
NTELOS Holdings Corp.	5	94
ORBCOMM Inc. (a)	12	63
Premiere Global Services Inc. (a)	16	164
Primus Telecommunications Group Inc.	2	8
Shenandoah Telecommunications Co.	5	113
Straight Path Communications Inc. - Class B (a)	3	15
USA Mobility Inc.	9	122
Vonage Holdings Corp. (a)	50	156
		2,048
UTILITIES - 1.4%
American States Water Co.	12	317
Artesian Resources Corp. - Class A	2	34
California Water Service Group	14	281
Chesapeake Utilities Corp.	2	114
Connecticut Water Services Inc.	3	84
Consolidated Water Co. Ltd.	2	29
Delta Natural Gas Co. Inc.	2	35
Empire District Electric Co.	13	285
Gas Natural Inc.	2	18
Genie Energy Ltd. - Class B (a)	4	38
Laclede Group Inc.	4	179
MGE Energy Inc.	1	33
Middlesex Water Co.	3	75
Northwest Natural Gas Co.	1	46
Ormat Technologies Inc.	3	81
Otter Tail Corp.	9	239
RGC Resources Inc.	—	6
SJW Corp.	4	102
Unitil Corp.	4	119
York Water Co.	3	53
		2,168
Total Common Stocks (cost $124,102)		158,677

RIGHTS - 0.0%
Wright Medical Group Inc. (a)	1	—
Total Rights (cost $1)		—

WARRANTS - 0.0%
Magnum Hunter Resources Corp. (a) (c) (f)	6	—
Tejon Ranch Co. (a)	1	2
Total Warrants (cost $0)		2

SHORT TERM INVESTMENTS - 9.4%
Investment Company - 0.0%
JNL Money Market Fund, 0.01% (d) (e)	12	12

Securities Lending Collateral - 9.4%
Fidelity Institutional Money Market Portfolio, 0.08% (e)	10,000	10,000
Repurchase Agreement with CSI, 0.05% (Collateralized by $10,747 U.S. Treasury Note Strip, due 11/15/27-11/15/39, value $4,983) acquired on 09/30/13, due 10/01/13 at $4,886	$4,886	4,886
		14,886
Total Short Term Investments (cost $14,898)		14,898

Total Investments - 109.1% (cost $139,001)		173,577
Other Assets and Liabilities, Net - (9.1%)		(14,504)
Total Net Assets - 100.0%		$159,073

(a)         Non-income producing security.

(b)         All or portion of the security was on loan.

(c)          Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Schedules of Investments.

(d)         Investment in affiliate.

(e)          Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.

(f)           Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors.  The Sub-Adviser has not deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. See Restricted Securities Note in these Schedules of Investments.

See accompanying Notes to Schedules of Investments.

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The following table details restricted securities, including Rule 144A securities, that have not been deemed liquid, held by the Fund at September 30, 2013.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Magnum Hunter Resources Corp.	09/12/2012	$—	$—	—%
Overseas Shipholding Group Inc.	09/12/2012	85	22	—
		$85	$22	—%

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Curian/DoubleLine® Total Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 11.2%
Bear Stearns Asset Backed Securities I Trust REMIC, 6.00%, 03/25/36	$8,364	$7,088
IndyMac INDA Mortgage Loan Trust REMIC, 2.74%, 09/25/36 (a)	11,255	9,244
JPMorgan Resecuritization Trust REMIC, 7.72%, 03/26/37 (a) (f)	6,680	4,860
RALI Trust REMIC, 3.76%, 01/25/36 (a)	12,043	8,797
RFMSI Trust REMIC
6.00%, 07/25/36	1,683	1,509
6.00%, 02/25/37	3,588	3,177
6.00%, 04/25/37	7,327	6,371
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust REMIC
6.00%, 07/25/36 (a)	8,122	6,273
5.50%, 04/25/37	7,302	6,502
Total Non-U.S. Government Agency Asset-Backed Securities (cost $53,887)		53,821

GOVERNMENT AND AGENCY OBLIGATIONS - 76.7%
GOVERNMENT SECURITIES - 28.1%

U.S. Treasury Securities - 28.1%
U.S. Treasury Note, 0.38%, 08/31/15	135,000	135,169

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 48.6%

Federal Home Loan Mortgage Corp. - 5.7%
Federal Home Loan Mortgage Corp. REMIC
3.00%, 08/15/32 - 09/15/33	24,399	21,254
6.74%, 06/15/42 (a)	2,202	1,887
5.18%, 01/15/43 (a)	5,371	4,230
		27,371
Federal National Mortgage Association - 42.9%
Federal National Mortgage Association
3.00%, 09/01/33 - 10/01/33, TBA (b)	136,650	136,811
3.50%, 09/01/43, TBA (b)	37,533	37,822
REMIC, 3.00%, 10/25/33 (c)	20,000	17,713
REMIC, 2.00%, 09/25/41	11,051	10,473
REMIC, Interest Only, 6.42%, 02/25/35 (a)	19,008	3,413
		206,232
Total Government and Agency Obligations (cost $366,223)		368,772

SHORT TERM INVESTMENTS - 50.7%

Investment Company - 50.7%
JNL Money Market Fund, 0.01% (d) (e)	244,117	244,117
Total Short Term Investments (cost $244,117)		244,117

Total Investments - 138.6% (cost $664,227)		666,710
Other Assets and Liabilities, Net - (38.6%)		(185,534)
Total Net Assets - 100.0%		$481,176

(a)         Variable rate security. Rate stated was in effect as of September 30, 2013.

(b)         All or a portion of the investment was purchased on a delayed delivery basis. As of September 30, 2013, the total cost of investments purchased on a delayed delivery basis was $172,819.

(c)          Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Schedules of Investments.

(d)         Investment in affiliate.

(e)          Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.

(f)           Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors.  The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of September 30, 2013, the value of Rule 144A and Section 4(2) liquid securities was $4,860.

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
COMMON STOCKS - 1.8%
FRANCE - 0.3%
Sanofi	5	$485
Total SA	9	550
		1,035
GERMANY - 1.1%
Deutsche EuroShop AG	34	1,467
Deutsche Wohnen AG	82	1,468
GSW Immobilien AG	34	1,491
		4,426
LUXEMBOURG - 0.4%
GAGFAH SA (a)	114	1,484
Total Common Stocks (cost $6,842)		6,945

GOVERNMENT AND AGENCY OBLIGATIONS - 37.4%
ALBANIA - 0.7%
Albania Government International Bond, 7.50%, 11/04/15, EUR	1,800	2,496

ANGOLA - 0.2%
Republic of Angola Via Northern Lights III BV, 7.00%, 08/16/19	$850	912

AUSTRALIA - 2.2%
Australia Government Bond
5.75%, 07/15/22, AUD	1,995	2,137
5.50%, 04/21/23, AUD	2,516	2,660
Australia Government Inflation Indexed Bond, 1.25%, 02/21/22 (b), AUD	3,639	3,466
		8,263
BAHRAIN - 1.0%
Bahrain Government International Bond, 6.13%, 08/01/23 (c)	3,725	3,716

BERMUDA - 1.9%
Bermuda Government International Bond, 4.85%, 02/06/24 (c)	7,185	7,152

GUATEMALA - 0.4%
Guatemala Government Bond
4.88%, 02/13/28 (c)	330	300
8.13%, 10/06/34	950	1,183
		1,483
JAMAICA - 0.7%
Jamaica Government International Bond
10.63%, 06/20/17	1,220	1,330
8.00%, 06/24/19	1,390	1,369
		2,699
MEXICO - 2.2%
Mexican Bonos, 8.00%, 12/19/13, MXN	110,000	8,478

NEW ZEALAND - 1.3%
New Zealand Government Bond, 5.50%, 04/15/23, NZD	3,604	3,204
New Zealand Government Inflation Indexed Bond, 2.00%, 09/20/25 (b), NZD	2,000	1,569
		4,773
NIGERIA - 3.3%
Nigeria Government International Bond
0.00%,11/07/13 (c) (d), NGN	370,454	2,271
0.00%,12/19/13 (c) (d), NGN	1,700,000	10,293
		12,564
PARAGUAY - 0.2%
Republic of Paraguay, 4.63%, 01/25/23	848	770

PHILIPPINES - 1.4%
Philippine Government Bond, 6.25%, 01/27/14, PHP	37,700	881
Philippine Government International Bond, 6.25%, 01/14/36 , PHP	170,000	4,392
		5,273
ROMANIA - 7.6%
Romania Government Bond
6.25%, 10/25/14, RON	3,790	1,178
6.00%, 04/30/15, RON	2,740	857
5.80%, 10/26/15, RON	48,340	15,149
5.75%, 01/27/16, RON	21,260	6,665
6.00%, 04/30/16 , RON	12,100	3,818
Romania Government International Bond
5.25%, 06/17/16, EUR	454	656
4.88%, 11/07/19, EUR	547	769
		29,092
RWANDA - 0.9%
Rwanda International Government Bond
6.63%, 05/02/23 (c)	3,193	2,786
6.63%, 05/02/23	780	680
		3,466
SERBIA - 1.3%
Republic of Serbia
7.25%, 09/28/21	1,647	1,711
7.25%, 09/28/21 (c)	486	505
Serbia Treasury Bond, 10.00%, 05/16/15, RSD	245,100	2,825
		5,041
SLOVENIA - 3.2%
Slovenia Government Bond, 4.38%, 01/18/21, EUR	4,922	5,900
Slovenia Government International Bond
5.85%, 05/10/23 (c)	5,263	5,000
5.85%, 05/10/23	1,325	1,259
		12,159
SRI LANKA - 2.0%
Sri Lanka Government International Bond
7.40%, 01/22/15 (c)	100	103
6.25%, 07/27/21 (c)	290	276
5.88%, 07/25/22	7,900	7,229
		7,608
TANZANIA - 0.2%
Tanzania Government International Bond, 6.39%, 03/09/20 (e)	887	916

TURKEY - 3.8%
Turkey Government Inflation Indexed Bond
4.00%, 04/01/20 (f), TRY	305	160
3.00%, 01/06/21 - 07/21/21 (f), TRY	29,012	14,288
2.00%, 10/26/22 (f), TRY	411	185
		14,633
UNITED STATES OF AMERICA - 1.4%
Federal Home Loan Mortgage Corp. Interest Only REMIC, 5.92%, 06/15/32 (e)	5,572	1,022
Federal National Mortgage Association REMIC
Interest Only, 6.02%, 03/25/33 (e)	1,929	394
Interest Only, 5.87%, 11/25/38 (e)	6,136	903

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2013

	Shares/Par/Contracts †	Value
Interest Only, 6.07%, 07/25/42 - 04/25/43 (e)	9,850	2,004
Interest Only, 5.97%, 01/25/43 (e)	4,808	1,031
		5,354
VENEZUELA - 1.5%
Venezuela Government International Bond, 8.50%, 10/08/14	5,514	5,514
Total Government and Agency Obligations (cost $147,947)		142,362

PURCHASED OPTIONS - 0.2%
British Pound versus USD Call Option, Strike Price 1.40, Expiration 03/13/2014, GSC	49,280,000	37
Colombian Peso versus USD Put Option, Strike Price COP 1,757, Expiration 02/18/2014, CGM	17,610,000	16
Colombian Peso versus USD Put Option, Strike Price COP 1,845, Expiration 06/12/2014, BOA	580,000	5
Colombian Peso versus USD Put Option, Strike Price COP 1,845, Expiration 06/12/2014, CIT	6,454,000	53
Indian Rupee versus USD Put Option, Strike Price INR 56.50, Expiration 06/09/2014, GSC	7,081,000	22
Indian Rupee versus USD Put Option, Strike Price INR 56.50, Expiration 09/09/2014, JPM	7,051,000	22
Indian Rupee versus USD Put Option, Strike Price INR 57, Expiration 06/16/2014, DUB	7,282,000	26
Indian Rupee versus USD Put Option, Strike Price INR 57, Expiration 06/16/2014, JPM	6,456,000	24
Indian Rupee versus USD Put Option, Strike Price INR 58, Expiration 06/19/2014, JPM	10,866,559	52
KOSPI 200 Index Call Option, Strike Price KRW 300, Expiration 08/14/2014, GSI	300	571
Total Purchased Options (cost $1,528)		828

SHORT TERM INVESTMENTS - 58.5%
Investment Company - 0.3%
JNL Money Market Fund, 0.01% (g) (h)	1,166	1,166

Repurchase Agreements - 8.9%
Dominican Republic — 1.4%
Repurchase Agreement with BOA, (0.35)% (Collateralized by $5,600 Dominican Republic International Bond, 5.88%, due 04/18/24, value $5,187) acquired on 09/03/13, due 10/07/13 at $5,374	$5,376	5,376

Qatar — 3.8%
Repurchase Agreement with NSI, 0.20% (Collateralized by $11,803 State of Qatar, 6.55%, due 04/09/19, value $14,323) acquired on 07/30/13, due 10/16/13 at $14,376	14,370	14,370

Spain — 3.7%
Repurchase Agreement with BOA, (0.23)% (Collateralized by EUR 9,270 Spain Government Bond, 5.40%, due 01/31/23, value EUR 10,077) acquired on 09/19/13, due 10/08/13 at $13,999, EUR	10,349	14,001
Total Repurchase Agreements (cost $33,745)		33,747

Treasury Securities - 49.3%
Lebanon Treasury Bill
0.00%, 11/21/13, LBP	2,150,030	1,414
0.00%, 12/19/13, LBP	1,493,760	979
0.00%, 01/16/14, LBP	1,734,240	1,132

	Shares/Par †	Value
0.00%, 05/29/14, LBP	2,235,990	1,431
0.00%, 06/12/14, LBP	1,540,550	984
0.00%, 07/10/14, LBP	1,511,070	961
0.00%, 07/24/14, LBP	1,559,970	990
Mexico Cetes
0.31%, 10/03/13, MXN	7,630	583
0.30%, 12/11/13, MXN	136,000	10,317
0.30%, 06/26/14, MXN	116,770	8,684
Nigeria Treasury Bill, 0.07%, 11/21/13 (c), NGN	418,450	2,553
Republic of Croatia Ministry of Finance, 02/12/15, EUR	8,738	11,100
Republic of Zambia Treasury Bill
0.00%, 07/28/14, ZMW	4,350	737
0.00%, 08/25/14, ZMW	11,100	1,861
0.00%, 09/08/14, ZMW	5,200	868
0.00%, 09/22/14, ZMW	600	100
Serbia Treasury Bill, 0.10%, 05/29/14, RSD	222,970	2,461
Singapore Treasury Bill
0.25%, 01/24/14, SGD	12,983	10,340
0.24%, 02/21/14, SGD	6,318	5,032
U.S. Treasury Bill
0.02%, 10/10/13 (i)	50,000	49,999
0.01%, 10/24/13 (i)	25,000	25,000
0.01%, 11/07/13	25,000	25,000
0.00%,12/19/13 (i)	25,000	24,999
		187,525
Total Short Term Investments (cost $222,113)		222,438

Total Investments - 97.9% (cost $378,430)		372,573
Total Securities Sold Short - (6.9%) (proceeds $25,804)		(26,165)
Other Assets and Liabilities, Net - 9.0%		34,055
Total Net Assets - 100.0%		$380,463

SECURITIES SOLD SHORT - 6.9%
GOVERNMENT AND AGENCY OBLIGATIONS - 6.9%
DOMINICAN REPUBLIC - 0.9%
Dominican Republic International Bond, 5.88%, 04/18/24	$3,600	$3,355

QATAR - 3.7%
Qatar Government International Bond, 6.55%, 04/09/19	11,803	14,075

SPAIN - 2.3%
Spain Government Bond, 5.40%, 01/31/23 (c), EUR	5,943	8,735
Total Securities Sold Short - 6.9% (proceeds $25,804)		$26,165

(a)         Non-income producing security.

(b)         Treasury inflation indexed note, par amount is not adjusted for inflation.

(c)          Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors.  The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of September 30, 2013, the value of Rule 144A and Section 4(2) liquid securities was $34,955 for long term investments and $8,735 for securities sold short.

(d)         Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e)          Variable rate security. Rate stated was in effect as of September 30, 2013.

(f)           Treasury inflation indexed note, par amount is adjusted for inflation.

(g)          Investment in affiliate.

(h)         Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.

(i)             All or a portion of the security is pledged or segregated as collateral.

See accompanying Notes to Schedules of Investments.

Schedule of Written Options

	Expiration Date	Exercise Price		Contracts	Value
Foreign Currency Options
Indian Rupee versus USD Call Option, JPM	06/09/2014	INR	65.00	5,603,000	$(329)
Indian Rupee versus USD Call Option, GSI	06/09/2014	INR	65.00	5,702,000	(335)
Indian Rupee versus USD Call Option, DUB	06/16/2014	INR	67.00	5,033,000	(234)
Indian Rupee versus USD Call Option, JPM	06/16/2014	INR	67.00	5,958,000	(277)
Indian Rupee versus USD Call Option, JPM	06/19/2014	INR	70.00	10,866,559	(358)
				33,162,559	$(1,533)

Summary of Written Options

	Contracts	Premiums
Options outstanding at inception	—	$—
Options written during the period	33,162,559	598
Options closed during the period	—	—
Options exercised during the period	—	—
Options expired during the period	—	—
Options outstanding at September 30, 2013	33,162,559	$598

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
3-Month Sterling Interest Rate Future	September 2016	822	$(308)
CAC 40 Euro Future	October 2013	(89)	—
Euro-Bobl Future	December 2013	(127)	(340)
Euro-Bund Future	December 2013	15	78
Euro-OAT Future	December 2013	(211)	(994)
Euro-Schatz Future	December 2013	(20)	(10)
IMM 10-Year Interest Rate Swap Future	December 2013	30	(90)
Japanese Government Bond Future, 10-Year	December 2013	(19)	(248)
Nikkei 225 Index Future	December 2013	67	173
U.S. 10-Year Deliverable Interest Rate Swap	December 2013	(170)	(511)
U.S. 5-Year Deliverable Interest Rate Swap	December 2013	(21)	(43)
			$(2,293)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
AUD/USD	10/02/2013	JPM	AUD	10,095	$9,418	$165
AUD/USD	10/02/2013	SCB	AUD	10,094	9,417	164
AUD/USD	10/02/2013	BNP	AUD	6,274	5,853	(107)
CLP/USD	11/20/2013	SCB	CLP	781,781	1,538	(1)
COP/USD	11/22/2013	SCB	COP	10,840,000	5,661	76
COP/USD	11/22/2013	SCB	COP	14,107,000	7,367	(51)
EUR/HRK	03/21/2014	CGM	HRK	(5,418)	(958)	(1)
EUR/HRK	03/21/2014	DUB	HRK	(4,997)	(883)	1
EUR/HRK	03/21/2014	CIT	HRK	(33,465)	(5,916)	3
EUR/HRK	04/02/2014	CGM	HRK	(21,213)	(3,749)	(5)

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2013

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
EUR/HRK	04/02/2014	CGM	HRK	(1,907)	$(337)	$—
EUR/HUF	10/15/2013	JPM	HUF	(4,167,998)	(18,940)	187
EUR/HUF	10/15/2013	BOA	HUF	(5,834,801)	(26,514)	262
EUR/SGD	12/04/2013	BNP	SGD	(2,661)	(2,121)	19
EUR/USD	10/30/2013	GSC	EUR	55	74	1
EUR/USD	10/30/2013	GSC	EUR	1,004	1,359	31
EUR/USD	10/30/2013	GSC	EUR	8,639	11,689	191
EUR/USD	10/30/2013	GSC	EUR	1,038	1,405	1
EUR/USD	11/12/2013	GSC	EUR	1,768	2,392	38
EUR/USD	11/12/2013	BOA	EUR	9,820	13,286	204
EUR/USD	11/12/2013	GSC	EUR	1,760	2,381	34
EUR/USD	11/12/2013	GSC	EUR	181	246	3
GBP/USD	10/15/2013	GSC	GBP	8,778	14,208	396
HRK/EUR	03/21/2014	CGM	EUR	(2,866)	(3,880)	(4)
HUF/EUR	10/15/2013	JPM	EUR	(9,782)	(13,234)	124
HUF/EUR	10/15/2013	JPM	EUR	(12,083)	(16,347)	77
IDR/USD	07/21/2014	SCB	IDR	22,064,001	1,806	(147)
IDR/USD	07/22/2014	GSC	IDR	22,100,095	1,808	(127)
IDR/USD	08/13/2014	DUB	IDR	28,678,161	2,337	(190)
IDR/USD	08/20/2014	JPM	IDR	22,883,234	1,862	(103)
IDR/USD	08/20/2014	DUB	IDR	28,678,161	2,334	(124)
IDR/USD	08/20/2014	SCB	IDR	17,778,433	1,447	(87)
ILS/EUR	12/18/2013	JPM	EUR	(2,043)	(2,765)	(23)
ILS/USD	11/25/2013	SCB	ILS	43,227	12,254	11
INR/USD	10/31/2013	GSC	INR	1,231,462	19,489	(833)
INR/USD	10/31/2013	BNP	INR	1,206,745	19,098	(816)
JPY/USD	11/01/2013	BNP	JPY	151,536	1,542	31
JPY/USD	11/18/2013	GSC	JPY	1,421,267	14,463	163
JPY/USD	11/18/2013	GSC	JPY	332,195	3,381	14
MYR/USD	10/22/2013	JPM	MYR	11,545	3,537	21
MYR/USD	10/22/2013	DUB	MYR	12,015	3,681	23
MYR/USD	10/22/2013	GSC	MYR	12,469	3,820	24
PHP/USD	10/01/2013	JPM	PHP	84,463	1,940	(11)
PHP/USD	10/01/2013	GSC	PHP	41,801	960	(6)
PHP/USD	10/07/2013	JPM	PHP	279,747	6,425	103
PHP/USD	10/10/2013	BOA	PHP	91,394	2,099	9
PHP/USD	10/10/2013	GSC	PHP	79,554	1,827	8
PHP/USD	10/21/2013	CIT	PHP	865,000	19,871	102
PHP/USD	10/25/2013	SCB	PHP	72,400	1,663	(13)
PLN/EUR	12/18/2013	SCB	EUR	(4,211)	(5,698)	(42)
RON/EUR	11/13/2013	JPM	EUR	(54)	(73)	—
RSD/EUR	10/24/2013	CGM	EUR	(10,333)	(13,980)	202
RSD/EUR	10/24/2013	CGM	EUR	(2,624)	(3,550)	19
RUB/USD	05/16/2014	CGM	RUB	95,261	2,834	(21)
RUB/USD	05/16/2014	SCB	RUB	111,915	3,329	(24)
RUB/USD	05/16/2014	BOA	RUB	240,183	7,145	(61)
RUB/USD	05/16/2014	BOA	RUB	86,100	2,561	(30)
RUB/USD	05/27/2014	BNP	RUB	123,259	3,661	(41)
RUB/USD	05/27/2014	BOA	RUB	37,012	1,099	(13)
RUB/USD	05/27/2014	BOA	RUB	1,888,410	56,083	(917)
RUB/USD	05/27/2014	BOA	RUB	497,550	14,777	(237)
SGD/EUR	12/04/2013	GSC	EUR	(4,752)	(6,430)	23
SGD/USD	12/03/2013	GSC	SGD	21,233	16,926	282
TWD/USD	10/15/2013	GSC	TWD	390,767	13,219	172
USD/AUD	10/02/2013	GSC	AUD	(2,351)	(2,193)	(50)
USD/AUD	10/02/2013	GSC	AUD	(3,665)	(3,419)	(61)
USD/AUD	10/02/2013	SCB	AUD	(15,200)	(14,180)	(320)
USD/AUD	10/02/2013	JPM	AUD	(15,159)	(14,142)	(319)
USD/BRL	11/04/2013	BNP	BRL	(17,322)	(7,750)	(144)
USD/CHF	11/05/2013	GSC	CHF	(10,240)	(11,326)	(257)

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/CHF	11/05/2013	GSC	CHF	(3,888)	$(4,300)	$(82)
USD/CHF	11/05/2013	GSC	CHF	(3,925)	(4,341)	(155)
USD/CLP	11/20/2013	SCB	CLP	(1,937,822)	(3,812)	(85)
USD/CLP	11/20/2013	JPM	CLP	(840,408)	(1,653)	(38)
USD/COP	11/22/2013	SCB	COP	(8,522,113)	(4,450)	(37)
USD/EUR	10/08/2013	CGM	EUR	(3,694)	(4,997)	—
USD/EUR	10/30/2013	BOA	EUR	(13,373)	(18,093)	(336)
USD/EUR	10/30/2013	GSC	EUR	(30,158)	(40,802)	(743)
USD/EUR	10/30/2013	BOA	EUR	(7,463)	(10,098)	(184)
USD/EUR	10/30/2013	GSC	EUR	(1,050)	(1,421)	(31)
USD/EUR	10/30/2013	GSC	EUR	(1,068)	(1,445)	(26)
USD/EUR	10/30/2013	GSC	EUR	(8,129)	(10,998)	(188)
USD/EUR	10/30/2013	GSC	EUR	(492)	(665)	(9)
USD/EUR	10/30/2013	GSC	EUR	(1,093)	(1,478)	(16)
USD/EUR	10/30/2013	GSC	EUR	(2,042)	(2,763)	(8)
USD/EUR	10/30/2013	GSC	EUR	(450)	(609)	(11)
USD/EUR	10/30/2013	GSC	EUR	(1,000)	(1,353)	(24)
USD/EUR	11/12/2013	BOA	EUR	(5,980)	(8,091)	(229)
USD/EUR	11/12/2013	BOA	EUR	(9,820)	(13,286)	(375)
USD/EUR	11/12/2013	GSC	EUR	(1,768)	(2,392)	(68)
USD/EUR	11/12/2013	GSC	EUR	(1,076)	(1,456)	(41)
USD/GBP	10/15/2013	GSC	GBP	(20,931)	(33,881)	(1,428)
USD/IDR	10/16/2013	GSC	IDR	(11,247,083)	(969)	11
USD/IDR	10/16/2013	GSC	IDR	(33,570,405)	(2,891)	44
USD/IDR	10/17/2013	GSC	IDR	(10,940,281)	(942)	29
USD/IDR	06/17/2014	SCB	IDR	(6,531,083)	(538)	(2)
USD/INR	10/03/2013	GSC	INR	(253,673)	(4,051)	(309)
USD/INR	10/03/2013	SCB	INR	(47,073)	(752)	(58)
USD/INR	10/03/2013	SCB	INR	(511,386)	(8,166)	(683)
USD/INR	10/24/2013	BOA	INR	(315,962)	(5,012)	(23)
USD/INR	10/24/2013	GSC	INR	(237,214)	(3,763)	(17)
USD/INR	10/24/2013	SCB	INR	(250,564)	(3,974)	(18)
USD/INR	10/31/2013	DUB	INR	(138,656)	(2,194)	(64)
USD/INR	10/31/2013	BOA	INR	(241,735)	(3,826)	72
USD/INR	11/05/2013	CGM	INR	(526,367)	(8,320)	(712)
USD/JPY	11/01/2013	SCB	JPY	(665,832)	(6,775)	10
USD/JPY	11/18/2013	GSC	JPY	(4,738,344)	(48,219)	(454)
USD/JPY	12/17/2013	BOA	JPY	(452,250)	(4,603)	(44)
USD/MXN	10/03/2013	MSC	MXN	(103,705)	(7,922)	98
USD/MXN	12/09/2013	DUB	MXN	(12,720)	(966)	3
USD/MYR	10/22/2013	SCB	MYR	(9,200)	(2,819)	(42)
USD/MYR	10/22/2013	GSC	MYR	(10,213)	(3,129)	(53)
USD/MYR	10/23/2013	SCB	MYR	(9,200)	(2,818)	(30)
USD/MYR	11/26/2013	JPM	MYR	(7,444)	(2,276)	(48)
USD/NZD	11/29/2013	JPM	NZD	(3,814)	(3,155)	(8)
USD/PHP	10/21/2013	BOA	PHP	(503,105)	(11,557)	(71)
USD/RUB	10/02/2013	SCB	RUB	(506,964)	(15,646)	(468)
USD/RUB	10/10/2013	BOA	RUB	(1,348,027)	(41,545)	(1,425)
USD/RUB	10/10/2013	SCB	RUB	(1,072,861)	(33,065)	(1,127)
USD/SGD	12/03/2013	BNP	SGD	(13,300)	(10,602)	(100)
USD/TRY	10/11/2013	SCB	TRY	(949)	(469)	(1)
USD/TWD	10/15/2013	GSC	TWD	(390,767)	(13,219)	(140)
USD/ZAR	10/02/2013	SCB	ZAR	(53,813)	(5,360)	(48)
USD/ZAR	12/11/2013	SCB	ZAR	(88,348)	(8,708)	31
USD/ZAR	12/11/2013	BOA	ZAR	(76,394)	(7,530)	19
ZAR/USD	12/11/2013	DUB	ZAR	65,044	6,411	(47)
					$(284,567)	$(11,791)

See accompanying Notes to Schedules of Investments.

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
BOA	3-Month Poland Warsaw Interbank Rate	Paying	2.73%	05/27/2018	PLN	72,500	$(1,004)
BOA	Sinacofi Chile Interbank Rate	Receiving	4.80%	05/10/2018	CLP	3,021,140	46
BOA	Sinacofi Chile Interbank Rate	Receiving	4.76%	05/13/2018	CLP	1,900,831	36
CIT	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	3.94%	05/24/2023	NZD	17,650	(852)
CIT	6-Month Australian Bank Bill Short Term Rate	Paying	4.31%	07/18/2023	AUD	14,515	36
CIT	6-Month Australian Bank Bill Short Term Rate	Paying	4.48%	08/20/2023	AUD	16,000	223
CIT	Mexican Interbank Rate	Receiving	5.44%	07/17/2018	MXN	41,860	(28)
CIT	Mexican Interbank Rate	Receiving	5.40%	07/18/2018	MXN	42,020	(20)
CIT	Mexican Interbank Rate	Paying	6.40%	07/11/2023	MXN	24,010	(25)
CIT	Mexican Interbank Rate	Paying	6.36%	07/12/2023	MXN	24,100	(32)
DUB	3-Month Korea Securities Dealers Association Rate	Paying	3.26%	08/22/2018	KRW	14,901,004	(144)
DUB	Brazil Interbank Deposit Rate	Paying	11.24%	01/02/2017	BRL	43,917	25
DUB	Brazil Interbank Deposit Rate	Paying	11.40%	01/02/2017	BRL	14,639	31
DUB	Brazil Interbank Deposit Rate	Paying	11.46%	01/02/2017	BRL	30,083	79
DUB	Sinacofi Chile Interbank Rate	Paying	4.80%	05/10/2018	CLP	3,068,600	52
DUB	Sinacofi Chile Interbank Rate	Receiving	4.70%	05/13/2018	CLP	2,458,670	59
DUB	Sinacofi Chile Interbank Rate	Receiving	4.74%	05/14/2018	CLP	920,972	19
GSI	Korean Won 3-Month Certificate of Deposit	Receiving	3.26%	08/19/2018	KRW	3,213,820	(32)
JPM	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.06%	06/04/2023	NZD	1,890	(77)
JPM	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.06%	06/04/2023	NZD	1,890	(78)
JPM	Brazil Interbank Deposit Rate	Paying	10.55%	01/02/2015	BRL	82,662	166
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.26%	08/19/2018	KRW	1,071,273	(11)
JPM	Mexican Interbank Rate	Receiving	5.41%	07/13/2018	MXN	120,964	(70)
JPM	Mexican Interbank Rate	Receiving	5.45%	07/17/2018	MXN	31,390	(21)
JPM	Mexican Interbank Rate	Paying	6.39%	07/07/2023	MXN	68,270	(75)
JPM	Mexican Interbank Rate	Paying	6.41%	07/11/2023	MXN	17,770	(18)
							$(1,715)

Schedule of Over the Counter Cross Currency Swap Agreements

Counterparty	Receive Rate (8)	Pay Rate (8)	Expiration Date	Notional Amount Received (1)		Notional Amount Delivered (1)		Unrealized Appreciation / (Depreciation)
BOA	Fixed rate of 2.08%	Sinacofi Chile Interbank Rate	05/13/2018	CLF	83	CLP	1,900,831	$(16)
BOA	Fixed rate of 2.10%	Sinacofi Chile Interbank Rate	05/10/2018	CLF	132	CLP	3,021,140	(12)
DUB	Fixed rate of 2.05%	Sinacofi Chile Interbank Rate	05/13/2018	CLF	107	CLP	2,458,670	(28)
DUB	Fixed rate of 2.09%	Sinacofi Chile Interbank Rate	05/10/2018	CLF	134	CLP	3,068,600	(25)
DUB	Fixed rate of 2.11%	Sinacofi Chile Interbank Rate	05/14/2018	CLF	40	CLP	920,972	(5)
JPM	3-Month USD LIBOR	Fixed rate of 5.85%	01/06/2021		9,387	TRY	17,366	1,823
JPM	3-Month USD LIBOR	Fixed rate of 7.86%	07/21/2021		7,142	TRY	13,678	511
								$2,248

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
Credit default swap agreements - sell protection (3)
JPM	Republic of South Africa, 5.50%, 03/09/2020	1.85%	1.00%	06/20/2018	$(20,000)	$(761)	$(239)
BNP	Republic of Turkey, 11.88%, 01/15/2030	2.58%	1.00%	06/20/2023	(2,000)	(247)	(116)
BNP	Republic of Turkey, 11.88%, 01/15/2030	2.58%	1.00%	06/20/2023	(6,500)	(804)	(430)
					$(28,500)	$(1,812)	$(786)
Credit default swap agreements - purchase protection (2)
GSI	Central Bank of Tunisia, 8.25%, 09/19/2027	N/A	1.00%	06/20/2018	$3,200	$380	$(45)
BNP	Federated Republic of Brazil, 12.25%, 03/06/2030	N/A	1.00%	06/20/2023	7,600	703	192
BNP	Federated Republic of Brazil, 12.25%, 03/06/2030	N/A	1.00%	06/20/2023	933	86	34
CIT	iTraxx Asia ex-Japan IG Index	N/A	1.00%	06/20/2018	1,200	17	(22)

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - purchase protection (2) (continued)
CIT	iTraxx Asia ex-Japan IG Index	N/A	1.00%	06/20/2018	$1,516	$22	$(7)
DUB	iTraxx Asia ex-Japan IG Index	N/A	1.00%	06/20/2018	10,000	146	(178)
JPM	iTraxx Asia ex-Japan IG Index	N/A	1.00%	06/20/2018	2,714	39	(9)
GSI	iTraxx Europe Senior Series 20	N/A	1.00%	12/20/2018	7,924	183	25
JPM	iTraxx Europe Subordinated Series 20	N/A	5.00%	12/20/2018	2,630	(359)	4
JPM	iTraxx Europe Subordinated Series 20	N/A	5.00%	12/20/2018	8,438	(1,153)	30
DUB	Kingdom of Thailand, 7.07%, 09/30/2013	N/A	1.00%	06/20/2018	4,900	50	85
JPM	Kingdom of Thailand, 7.07%, 09/30/2013	N/A	1.00%	06/20/2018	4,250	44	57
GSI	Lebanese Republic, 11.63%, 05/11/2016	N/A	1.00%	06/20/2018	17,490	2,118	(309)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2018	11,250	(107)	32
BNP	Republic of Bulgaria, 8.25%, 01/15/2015	N/A	1.00%	06/20/2018	684	2	(2)
BNP	Republic of Colombia, 10.38%, 01/28/2033	N/A	1.00%	06/20/2023	1,144	71	38
DUB	Republic of Colombia, 10.38%, 01/28/2033	N/A	1.00%	06/20/2023	7,220	447	206
BNP	Republic of Croatia, 5.00%, 04/15/2014	N/A	1.00%	06/20/2018	700	68	11
BNP	Republic of Croatia, 5.00%, 04/15/2014	N/A	1.00%	06/20/2018	7,900	767	50
BNP	Republic of Croatia, 5.00%, 04/15/2014	N/A	1.00%	06/20/2018	7,500	728	72
CIT	Republic of Croatia, 5.00%, 04/15/2014	N/A	1.00%	06/20/2018	690	67	10
JPM	Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	06/20/2023	20,000	2,326	482
CIT	Republic of Venezuela, 9.25%, 09/15/2027	N/A	5.00%	06/20/2018	810	125	27
CIT	Republic of Venezuela, 9.25%, 09/15/2027	N/A	5.00%	06/20/2018	1,305	202	47
CIT	Republic of Venezuela, 9.25%, 09/15/2027	N/A	5.00%	06/20/2018	930	144	35
DUB	Republic of Venezuela, 9.25%, 09/15/2027	N/A	5.00%	06/20/2018	6,000	929	217
DUB	Republic of Venezuela, 10.75%, 09/19/2013	N/A	5.00%	06/20/2018	1,058	164	(9)
DUB	Republic of Venezuela, 9.25%, 09/15/2027	N/A	5.00%	06/20/2018	485	75	13
DUB	Republic of Venezuela, 9.25%, 09/15/2027	N/A	5.00%	06/20/2023	1,185	264	(55)
GSI	Republic of Venezuela, 9.25%, 09/15/2027	N/A	5.00%	06/20/2023	630	141	(4)
BNP	Russian Federation, 7.50%, 03/31/2030	N/A	1.00%	06/20/2023	1,500	151	18
BNP	Russian Federation, 7.50%, 03/31/2030	N/A	1.00%	06/20/2023	6,500	654	163
DUB	Russian Federation, 7.50%, 03/31/2030	N/A	1.00%	06/20/2018	9,906	290	104
BNP	United Mexican States, 5.95%, 03/19/2019	N/A	1.00%	06/20/2023	7,200	377	167
BNP	United Mexican States, 5.95%, 03/19/2019	N/A	1.00%	06/20/2023	1,211	63	32
					$168,603	$10,224	$1,510

Schedule of Total Return Swap Agreements

Counterparty	Reference Entity	Rate Received/Paid by Fund	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
Over the Counter Total Return Swap Agreements
Total return swap agreements – receiving return
CIT	* KOSPI 200 Index Future	N/A	12/12/2013	KRW	1,317,434	$(2)
CIT	* KOSPI 200 Index Future	N/A	12/12/2013	KRW	795,029	(5)
						$(7)
Total return swap agreements – paying return
JPM	* WIG20 Index Future	N/A	12/20/2013	PLN	(3,104)	$4
JPM	* WIG20 Index Future	N/A	12/20/2013	PLN	(867)	4
JPM	* WIG20 Index Future	N/A	12/20/2013	PLN	(1,318)	4
JPM	* WIG20 Index Future	N/A	12/20/2013	PLN	(805)	(1)
JPM	* WIG20 Index Future	N/A	12/20/2013	PLN	(306)	(1)
JPM	* WIG20 Index Future	N/A	12/20/2013	PLN	(5,178)	(17)
JPM	* WIG20 Index Future	N/A	12/20/2013	PLN	(826)	(2)
						$(9)

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See accompanying Notes to Schedules of Investments.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

(8)Payments delivered or received are based on the notional amount.

* Swap agreement fair valued in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs.  See FASB ASC Topic 820 note in the Notes to Schedules of Investments.

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Curian/Epoch Global Shareholder Yield Fund
COMMON STOCKS - 94.5%
CONSUMER DISCRETIONARY - 7.4%
Comcast Corp. - Special Class A	4	$188
Compass Group Plc	12	169
Daimler AG	5	422
Mattel Inc.	8	335
McDonald’s Corp.	2	213
Pearson Plc	16	323
Regal Entertainment Group - Class A (a)	13	246
Shaw Communications Inc. - Class B	12	290
Time Warner Inc.	3	189
		2,375
CONSUMER STAPLES - 12.5%
Altria Group Inc.	15	530
Anheuser-Busch InBev NV	2	186
British American Tobacco Plc	4	233
Coca-Cola Co.	4	146
Diageo Plc - ADR	1	161
Imperial Tobacco Group Plc	14	501
Kimberly-Clark Corp.	4	374
Lorillard Inc.	11	481
Nestle SA	3	191
PepsiCo Inc.	2	165
Philip Morris International Inc.	4	367
Reynolds American Inc.	10	475
WM Morrison Supermarkets Plc	39	179
		3,989
ENERGY - 8.7%
ConocoPhillips	6	445
Diamond Offshore Drilling Inc.	6	353
Enterprise Products Partners LP	4	242
Kinder Morgan Energy Partners LP	6	444
MarkWest Energy Partners LP	3	238
Royal Dutch Shell Plc - ADR - Class A	7	472
Total SA (a)	10	579
		2,773
FINANCIALS - 7.5%
Arthur J. Gallagher & Co.	4	184
CME Group Inc.	2	179
Commonwealth Bank of Australia	3	174
Health Care REIT Inc.	7	465
Muenchener Rueckversicherungs AG	2	421
SCOR SE	10	325
Svenska Handelsbanken AB - Class A	4	167
Wells Fargo & Co.	6	234
Westpac Banking Corp.	8	239
		2,388
HEALTH CARE - 8.9%
AbbVie Inc.	6	264
AstraZeneca Plc - ADR	11	545
Bristol-Myers Squibb Co.	3	130
GlaxoSmithKline Plc	19	474
Johnson & Johnson	3	245
Merck & Co. Inc.	5	224
Novartis AG	4	328
Roche Holding AG	1	399
Sanofi	3	257
		2,866
INDUSTRIALS - 11.2%
BAE Systems Plc	73	539
Corrections Corp. of America	7	232
Deere & Co.	2	160
Deutsche Post AG	12	388
Emerson Electric Co.	4	242
Honeywell International Inc.	2	186
Lockheed Martin Corp.	4	572
Orkla ASA	24	171
RR Donnelley & Sons Co.	15	239
Vinci SA	9	538
Waste Management Inc.	8	323
		3,590
INFORMATION TECHNOLOGY - 3.4%
Apple Inc.	1	245
Automatic Data Processing Inc.	3	192
KLA-Tencor Corp.	4	255
Microchip Technology Inc. (a)	6	223
Microsoft Corp.	5	181
		1,096
MATERIALS - 4.4%
BASF SE	4	427
BHP Billiton Ltd.	7	241
Dow Chemical Co.	7	259
EI Du Pont de Nemours & Co.	3	181
Yara International ASA	7	287
		1,395
TELECOMMUNICATION SERVICES - 14.0%
AT&T Inc.	11	375
BCE Inc.	12	505
CenturyTel Inc. (a)	14	429
Deutsche Telekom AG	35	513
Philippine Long Distance Telephone Co. - ADR	2	159
Rogers Communications Inc. - Class B	6	238
Swisscom AG (a)	1	521
Telstra Corp. Ltd.	99	459
Verizon Communications Inc.	8	366
Vivendi SA	13	308
Vodafone Group Plc	177	622
		4,495
UTILITIES - 16.5%
Ameren Corp.	11	373
Centrica Plc	62	371
Dominion Resources Inc.	3	172
Duke Energy Corp.	8	509
Electricite de France SA	12	364
Integrys Energy Group Inc.	4	199
National Grid Plc	45	536
PPL Corp.	16	489
SCANA Corp.	2	75
Severn Trent Plc	8	229
Southern Co.	6	252
SSE Plc	22	517
TECO Energy Inc.	16	259
Terna Rete Elettrica Nazionale SpA	111	500
United Utilities Group Plc	35	390
Vectren Corp.	2	58
		5,293
Total Common Stocks (cost $28,452)		30,260

SHORT TERM INVESTMENTS - 9.8%

Investment Company - 4.6%
JNL Money Market Fund, 0.01% (b) (c)	1,457	1,457

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Securities Lending Collateral - 5.2%
Repurchase Agreement with CSI, 0.05% (Collateralized by $3,687 U.S. Treasury Note Strip, due 11/15/27-11/15/39, value $1,710) acquired on 09/30/13, due 10/01/13 at $1,676	$1,676	1,676
Total Short Term Investments (cost $3,133)		3,133
Total Investments - 104.3% (cost $31,585)		33,393
Other Assets and Liabilities, Net - (4.3%)		(1,379)
Total Net Assets - 100.0%		$32,014

(a)                                 All or portion of the security was on loan.

(b)                                 Investment in affiliate.

(c)                                  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Curian/FAMCO Flex Core Covered Call Fund
COMMON STOCKS - 100.3%
CONSUMER DISCRETIONARY - 12.4%
Home Depot Inc.	36	$2,746
McDonald’s Corp.	28	2,675
Whirlpool Corp.	19	2,709
		8,130
CONSUMER STAPLES - 23.4%
CVS Caremark Corp.	22	1,265
Dr. Pepper Snapple Group Inc.	33	1,457
General Mills Inc.	28	1,332
Kimberly-Clark Corp.	18	1,658
Kraft Foods Group Inc.	27	1,411
Mondelez International Inc. - Class A	48	1,514
PepsiCo Inc.	33	2,584
Philip Morris International Inc.	23	2,009
Wal-Mart Stores Inc.	28	2,056
		15,286
ENERGY - 10.8%
Chevron Corp.	33	3,949
ConocoPhillips	23	1,619
Schlumberger Ltd.	17	1,476
		7,044
HEALTH CARE - 11.4%
Baxter International Inc.	19	1,215
Johnson & Johnson	26	2,254
Pfizer Inc.	139	3,994
		7,463
INDUSTRIALS - 18.1%
General Electric Co.	93	2,215
Honeywell International Inc.	24	2,001
Lockheed Martin Corp.	12	1,543
Union Pacific Corp.	23	3,604
United Technologies Corp.	23	2,501
		11,864
INFORMATION TECHNOLOGY - 15.7%
Apple Inc.	5	2,193
Cisco Systems Inc.	112	2,628
EMC Corp.	50	1,281
International Business Machines Corp.	7	1,370
QUALCOMM Inc.	42	2,809
		10,281
MATERIALS - 2.7%
Dow Chemical Co.	46	1,782
TELECOMMUNICATION SERVICES - 5.8%
AT&T Inc.	60	2,039
Verizon Communications Inc.	37	1,731
		3,770
Total Common Stocks (cost $61,863)		65,620
Total Investments - 100.3% (cost $61,863)		65,620
Other Assets and Liabilities, Net - (0.3%)		(222)
Total Net Assets - 100.0%		$65,398

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2013

Schedule of Written Call Options

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities
Apple Inc.	10/19/2013	495.00	30	$(17)
AT&T Inc.	10/19/2013	34.00	175	(5)
AT&T Inc.	12/21/2013	35.00	428	(18)
Baxter International Inc.	11/16/2013	67.50	185	(21)
Chevron Corp.	01/18/2014	125.00	325	(75)
Cisco Systems Inc.	11/16/2013	26.00	116	(2)
Cisco Systems Inc.	11/16/2013	25.00	530	(15)
Cisco Systems Inc.	12/21/2013	26.00	400	(9)
ConocoPhillips	01/18/2014	70.00	233	(45)
CVS Caremark Corp.	10/19/2013	62.50	98	—
CVS Caremark Corp.	11/16/2013	62.50	125	(2)
Dow Chemical Co.	12/21/2013	40.00	190	(23)
Dow Chemical Co.	01/18/2014	40.00	274	(38)
Dr. Pepper Snapple Group Inc.	11/16/2013	50.00	80	—
EMC Corp.	01/18/2014	28.00	501	(21)
General Electric Co.	10/19/2013	25.00	494	(5)
General Electric Co.	11/16/2013	25.00	218	(5)
General Electric Co.	12/21/2013	26.00	215	(3)
General Mills Inc.	10/19/2013	50.00	234	(2)
General Mills Inc.	10/19/2013	49.00	44	(1)
Home Depot Inc.	01/18/2014	77.50	362	(88)
Honeywell International Inc.	12/21/2013	87.50	27	(3)
Honeywell International Inc.	01/18/2014	90.00	214	(18)
International Business Machines Corp.	10/19/2013	190.00	36	(7)
International Business Machines Corp.	01/18/2014	200.00	38	(8)
Johnson & Johnson	01/18/2014	92.50	137	(10)
Johnson & Johnson	01/18/2014	90.00	123	(15)
Kimberly-Clark Corp.	10/19/2013	97.50	116	(3)
Kraft Foods Group Inc.	12/21/2013	55.00	269	(20)
Lockheed Martin Corp.	12/21/2013	130.00	14	(4)
Lockheed Martin Corp.	12/21/2013	125.00	107	(61)
McDonald’s Corp.	10/19/2013	97.50	186	(11)
McDonald’s Corp.	12/21/2013	97.50	92	(16)
Mondelez International Inc.	10/19/2013	33.00	482	(5)
PepsiCo Inc.	10/19/2013	85.00	67	(1)
PepsiCo Inc.	10/19/2013	82.50	158	(5)
PepsiCo Inc.	10/19/2013	80.00	100	(10)
Pfizer Inc.	12/21/2013	30.00	825	(26)
Pfizer Inc.	01/18/2014	30.00	566	(24)
Philip Morris International Inc.	01/18/2014	90.00	232	(41)
QUALCOMM Inc.	01/18/2014	72.50	417	(55)
Schlumberger Ltd.	02/22/2014	90.00	167	(71)
Union Pacific Corp.	01/18/2014	165.00	232	(60)
United Technologies Corp.	01/18/2014	115.00	232	(35)
Verizon Communications Inc.	10/19/2013	48.00	152	(3)
Verizon Communications Inc.	10/19/2013	50.00	219	(1)
Wal-Mart Stores Inc.	11/16/2013	77.50	31	(1)
Wal-Mart Stores Inc.	12/21/2013	75.00	247	(37)
Whirlpool Corp.	10/19/2013	135.00	15	(18)
Whirlpool Corp.	01/18/2014	150.00	20	(17)
Whirlpool Corp.	01/18/2014	120.00	150	(419)
			10,928	$(1,400)

See accompanying Notes to Schedules of Investments.

Summary of Written Options

	Contracts	Premiums
Options outstanding at December 31, 2012	5,410	$966
Options written during the period	49,848	8,742
Options closed during the period	(39,940)	(7,432)
Options exercised during the period	(390)	(34)
Options expired during the period	(4,000)	(488)
Options outstanding at September 30, 2013	10,928	$1,754

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2013

	Shares/Par †	Value
Curian Focused International Equity Fund
COMMON STOCKS - 90.6%

BRAZIL - 3.2%
BRF SA - ADR	9	$210

CANADA - 7.2%
Canadian National Railway Co.	2	241
Canadian Pacific Railway Co.	2	235
		476
CHINA - 6.7%
Shandong Weigao Group Medical Polymer Co. Ltd.	160	157
Tencent Holdings Ltd.	5	284
		441
DENMARK - 2.9%
Novozymes A/S - Class B	5	191

FRANCE - 2.3%
LVMH Moet Hennessy Louis Vuitton SA	1	150

IRELAND - 3.3%
Covidien Plc	4	220

JAPAN - 5.9%
Fanuc Ltd.	1	182
Sysmex Corp.	3	205
		387
MEXICO - 2.2%
Wal-Mart de Mexico SAB de CV - Class V	55	143

NETHERLANDS - 3.7%
Core Laboratories NV	1	244

PORTUGAL - 1.9%
Jeronimo Martins SGPS SA	6	125

SOUTH AFRICA - 2.1%
Shoprite Holdings Ltd.	8	135

SPAIN - 3.6%
Inditex SA	2	238

SWEDEN - 3.0%
Svenska Cellulosa AB - Class B	8	195

SWITZERLAND - 11.2%
ACE Ltd.	3	255
Nestle SA	3	230
SGS SA	—	251
		736
TAIWAN - 4.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	17	292

UNITED KINGDOM - 5.0%
ARM Holdings Plc - ADR	3	163
ASOS Plc (a)	2	167
		330
UNITED STATES OF AMERICA - 22.0%
ASML Holding NV - NY ADR	3	282
Coca-Cola Enterprises Inc.	5	218
Lazard Ltd. - Class A	6	204
MercadoLibre Inc.	1	161
Novo-Nordisk A/S - ADR	1	186
Perrigo Co.	2	202
Sensata Technologies Holding NV (a)	5	195
		1,448
Total Common Stocks (cost $6,029)		5,961

SHORT TERM INVESTMENTS - 10.1%

Investment Company - 10.1%
JNL Money Market Fund, 0.01% (b) (c)	661	661
Total Short Term Investments (cost $661)		661

Total Investments - 100.7% (cost $6,690)		6,622
Other Assets and Liabilities, Net - (0.7%)		(44)
Total Net Assets - 100.0%		$6,578

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.

Curian Focused U.S. Equity Fund
COMMON STOCKS - 94.7%

CONSUMER DISCRETIONARY - 16.5%
Cabela’s Inc. - Class A (a)	4	$263
Carnival Plc	4	140
Columbia Sportswear Co.	2	108
Dollar Tree Inc. (a)	2	104
Sturm Ruger & Co. Inc.	4	275
		890
CONSUMER STAPLES - 6.9%
Hershey Co.	2	159
Lorillard Inc.	5	215
		374
ENERGY - 6.9%
Atwood Oceanics Inc. (a)	4	213
ConocoPhillips	2	160
		373
FINANCIALS - 21.9%
Berkshire Hathaway Inc. - Class B (a)	3	309
BlackRock Inc.	1	257
Cincinnati Financial Corp.	3	158
MBIA Inc. (a)	14	143
Wells Fargo & Co.	8	313
		1,180
HEALTH CARE - 3.0%
Pfizer Inc.	6	159

INDUSTRIALS - 14.8%
Alliant Techsystems Inc.	2	163
Cintas Corp.	3	161
FedEx Corp.	1	156
General Dynamics Corp.	2	157
Old Dominion Freight Line Inc. (a)	3	160
		797
INFORMATION TECHNOLOGY - 12.7%
Advent Software Inc.	5	161
Corning Inc.	14	210
EMC Corp.	6	155
International Business Machines Corp.	1	156
		682

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
MATERIALS - 12.0%
Albemarle Corp.	5	322
NewMarket Corp.	1	326
		648
Total Common Stocks (cost $5,190)		5,103

SHORT TERM INVESTMENTS - 5.3%

Investment Company - 5.3%
JNL Money Market Fund, 0.01% (b) (c)	287	287
Total Short Term Investments (cost $287)		287

Total Investments - 100.0% (cost $5,477)		5,390
Other Assets and Liabilities, Net - (0.0%)		(1)
Total Net Assets - 100.0%		$5,389

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Curian/Franklin Templeton Frontier Markets Fund
COMMON STOCKS - 90.3%

ARGENTINA - 2.2%
Tenaris SA - ADR (a)	21	$959
Ternium SA - ADR	102	2,460
		3,419
CANADA - 0.8%
Petrominerales Ltd.	113	1,282

COLOMBIA - 2.9%
BanColombia SA - ADR	27	1,525
Pacific Rubiales Energy Corp.	151	2,984
		4,509
EGYPT - 3.3%
Alexandria Mineral Oils Co.	104	1,107
Eastern Tobacco	46	631
Egyptian International Pharmaceutical Industrial Co.	162	940
Maridive & Oil Services SAE (b)	278	298
Orascom Telecom Holding SAE - GDR (b) (c)	483	1,516
Telecom Egypt Co.	295	581
		5,073
GEORGIA - 2.1%
Bank of Georgia Holdings Plc	106	3,316

JORDAN - 0.5%
Arab Potash Co.	9	317
Jordan Phosphate Mines	40	408
		725
KAZAKHSTAN - 5.9%
Kazakhmys Plc (a)	364	1,563
KazMunaiGas Exploration Production JSC - GDR	319	4,732
KCell JSC - GDR (c)	91	1,396
KCell JSC - GDR (d)	50	765
Zhaikmunai LP - GDR (c)	60	783
		9,239
KENYA - 6.6%
British American Tobacco Kenya Ltd.	252	1,678
East African Breweries Ltd.	680	2,590
Equity Bank Ltd.	4,425	1,741
KenolKobil Ltd. Group (b)	1,305	121
Safaricom Ltd.	42,243	4,156
		10,286
KUWAIT - 2.0%
Mobile Telecommunications Co. KSC	1,220	3,105

LEBANON - 0.5%
BLOM Bank SAL - GDR (c)	85	734

MALAWI - 0.0%
Press Corp. Ltd. - GDR (c) (e)	3	38

MAURITIUS - 1.8%
Mauritius Commercial Bank	361	2,297
New Mauritius Hotels Ltd. (b)	159	419
		2,716
MONGOLIA - 0.2%
Mongolian Mining Corp. (a) (b)	1,517	272

NIGERIA - 11.3%
FBN Holdings Plc	40,500	4,122
Guinness Nigeria Plc	1,102	1,822
Nigerian Breweries Plc	1,014	1,042
UAC of Nigeria Plc	8,445	3,063
United Bank for Africa Plc	67,700	3,169
Zenith Bank Plc	35,276	4,388
		17,606
OMAN - 2.3%
BankMuscat SAOG	2,186	3,520

PAKISTAN - 1.2%
Fauji Fertilizer Co. Ltd.	1,555	1,489
Indus Motor Co. Ltd.	115	353
		1,842
PANAMA - 4.7%
Cable & Wireless Communications Plc	4,401	2,821
Copa Holdings SA - Class A	32	4,417
		7,238
PERU - 3.1%
Cia de Minas Buenaventura SA - ADR	198	2,324
Credicorp Ltd.	14	1,799
Intercorp Financial Services Inc. (b) (c)	26	767
		4,890
QATAR - 9.9%
Commercial Bank of Qatar QSC	159	2,993
Industries Qatar QSC	136	5,593
Ooredoo QSC	179	6,860
		15,446
ROMANIA - 5.4%
Banca Transilvania (b)	5,426	2,365
OMV Petrom SA	44,199	6,017
		8,382
SENEGAL - 0.6%
Sonatel	23	863

SOUTH AFRICA - 3.2%
MTN Group Ltd.	253	4,947

SOUTH KOREA - 1.5%
Youngone Corp.	80	2,355

TOGO - 0.9%
Ecobank Transnational Inc.	16,254	1,371

UKRAINE - 3.5%
Ferrexpo Plc	820	2,350
Kernel Holding SA (b)	48	760
MHP SA - GDR (c)	146	2,309
		5,419
UNITED ARAB EMIRATES - 6.7%
Agthia Group PJSC	284	313
Aramex PJSC	1,252	921
Dragon Oil Plc	564	5,312
First Gulf Bank PJSC	850	3,834
		10,380
VIETNAM - 4.4%
DHG Pharmaceutical JSC	109	566
Dong Phu Rubber JSC	123	266
FPT Corp.	95	204
Hoa Phat Group JSC	349	581
Imexpharm Pharmaceutical JSC	116	195
PetroVietnam Drilling and Well Services JSC	729	2,264
PetroVietnam Fertilizer & Chemicals JSC	742	1,449
PetroVietnam Technical Service JSC	1,572	1,209

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Viet Nam Dairy Products JSC	20	134
		6,868
ZIMBABWE - 2.8%
Delta Corp. Ltd.	2,260	2,802
Econet Wireless Zimbabwe Ltd. (b)	2,540	1,600
		4,402
Total Common Stocks (cost $128,730)		140,243

PARTICIPATORY NOTES - 6.1%

SAUDI ARABIA - 6.1%
Deutsche Bank AG Participatory Note (Al Tayyar Travel Group) (d) (e)	$31	755
Deutsche Bank AG Participatory Note (Saudi Basic Industries Corp.) (d) (e)	54	1,378
Deutsche Bank AG Participatory Note (Saudi Ceramic Co.) (d) (e)	24	770
Deutsche Bank AG Participatory Note (Saudi Dairy & Foodstuff Co.) (d) (e)	10	244
HSBC Bank Plc Participatory Note (Al Mouwasat Medical Services) (d) (e)	13	278
HSBC Bank Plc Participatory Note (Etihad Etisalat Co.) (d) (e)	146	3,308
HSBC Bank Plc Participatory Note (Fawaz Abdulaziz Alhokair & Co.) (d) (e)	7	237
HSBC Bank Plc Participatory Note (Samba Financial Group) (d) (e)	54	748
HSBC Bank Plc Participatory Note (Saudi Basic Industries Corp.) (d) (e)	66	1,697
Total Participatory Notes (cost $7,954)		9,415

SHORT TERM INVESTMENTS - 5.4%

Investment Company - 3.8%
JNL Money Market Fund, 0.01% (f) (g)	5,866	5,866

Securities Lending Collateral - 1.6%
Fidelity Institutional Money Market Portfolio, 0.08% (g)	250	250
Repurchase Agreement with CSI, 0.05% (Collateralized by $5,031 U.S. Treasury Note Strip, due 11/15/27-11/15/39, value $2,333) acquired on 09/30/13, due 10/01/13 at $2,287	$2,287	2,287
		2,537
Total Short Term Investments (cost $8,403)		8,403

Total Investments - 101.8% (cost $145,087)		158,061
Other Assets and Liabilities, Net - (1.8%)		(2,723)
Total Net Assets - 100.0%		$155,338

(a)	All or portion of the security was on loan.
(b)	Non-income producing security.
(c)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors.  The Sub-Adviser has not deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. See Restricted Securities Note in these Schedules of Investments.

(d)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors.  The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of September 30, 2013, the value of Rule 144A and Section 4(2) liquid securities was $10,180.

(e)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Schedules of Investments.

(f)	Investment in affiliate.
(g)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.

See accompanying Notes to Schedules of Investments.

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The following table details restricted securities, including Rule 144A securities, that have not been deemed liquid, held by the Fund at September 30, 2013.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
BLOM Bank SAL - GDR	04/30/2013	$707	$734	0.5%
Intercorp Financial Services Inc.	10/23/2012	839	767	0.5
KCell JSC - GDR	06/05/2013	1,426	1,396	0.9
MHP SA - GDR	09/13/2012	2,306	2,309	1.5
Orascom Telecom Holding SAE - GDR	09/14/2012	1,447	1,516	1.0
Press Corp. Ltd. - GDR	11/01/2012	43	38	—
Zhaikmunai LP - GDR	10/16/2012	647	783	0.5
		$7,415	$7,543	4.9%

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Curian/Franklin Templeton Natural Resources Fund
COMMON STOCKS - 93.6%
CONSUMER STAPLES - 0.4%
Bunge Ltd.	7	$509

ENERGY - 72.6%
Alpha Natural Resources Inc. (a)	96	572
Anadarko Petroleum Corp.	54	4,980
Apache Corp.	15	1,298
Baker Hughes Inc.	34	1,691
BP Plc - ADR	29	1,204
C&J Energy Services Inc. (a) (b)	37	741
Cabot Oil & Gas Corp. - Class A	45	1,663
Cameron International Corp. (a)	33	1,912
Canadian Natural Resources Ltd.	61	1,915
Chevron Corp.	27	3,274
Cimarex Energy Co.	11	1,046
Cobalt International Energy Inc. (a)	71	1,765
Concho Resources Inc. (a)	7	724
Devon Energy Corp.	44	2,539
Dresser-Rand Group Inc. (a)	16	986
Dril-Quip Inc. (a)	9	993
EnCana Corp.	106	1,840
Ensco Plc - Class A	29	1,539
Exxon Mobil Corp.	36	3,136
FMC Technologies Inc. (a)	30	1,676
Forum Energy Technologies Inc. (a)	24	651
Frank’s International NV (a)	6	171
Gran Tierra Energy Inc. (a)	148	1,048
Halliburton Co.	53	2,534
Hess Corp.	15	1,183
Hornbeck Offshore Services Inc. (a)	16	939
Key Energy Services Inc. (a)	216	1,576
Kosmos Energy Ltd. (a)	63	643
Marathon Oil Corp.	59	2,063
Matador Resources Co. (a)	37	601
MEG Energy Corp. (a)	29	989
National Oilwell Varco Inc.	34	2,628
Noble Corp.	22	827
Noble Energy Inc.	38	2,577
Occidental Petroleum Corp.	45	4,186
Oceaneering International Inc.	15	1,215
Oil States International Inc. (a)	9	973
Pacific Rubiales Energy Corp.	19	380
PDC Energy Inc. (a)	12	685
Peabody Energy Corp.	92	1,594
Petroleo Brasileiro SA - Petrobras - ADR	67	1,042
PHI Inc. (a)	18	688
Phillips 66	22	1,289
Pioneer Energy Services Corp. (a)	123	920
QEP Resources Inc.	31	845
Rex Energy Corp. (a)	45	1,011
RigNet Inc. (a)	21	770
Rowan Cos. Plc - Class A (a)	36	1,320
Royal Dutch Shell Plc - ADR - Class A	20	1,310
Schlumberger Ltd.	67	5,951
SM Energy Co.	19	1,494
Southwestern Energy Co. (a)	80	2,914
Superior Energy Services Inc. (a)	70	1,753
Synergy Resources Corp. (a)	45	443
Tidewater Inc.	15	895
Total SA - ADR	43	2,464
Triangle Petroleum Corp. (a)	102	997
Tullow Oil Plc	82	1,354
Valero Energy Corp.	18	616
Weatherford International Ltd. (a)	91	1,393
Whiting Petroleum Corp. (a)	27	1,640
		94,066
MATERIALS - 20.6%
AngloGold Ashanti Ltd. - ADR	38	503
B2Gold Corp. (a)	168	418
Barrick Gold Corp.	43	804
BHP Billiton Plc - ADR (b)	44	2,581
Celanese Corp. - Class A	15	800
Cliffs Natural Resources Inc. (b)	35	723
Freeport-McMoRan Copper & Gold Inc.	83	2,732
G-Resources Group Ltd. (a) (b)	10,089	333
Glencore International Plc	333	1,816
Goldcorp Inc.	48	1,260
Iluka Resources Ltd. (b)	31	336
Imperial Metals Corp. (a)	61	729
Inova Resources Ltd. (a)	282	55
Inova Resources Ltd. (a)	305	60
LyondellBasell Industries NV - Class A	13	923
MAG Silver Corp. (a)	24	144
MMG Ltd. (a)	1,856	417
Molycorp Inc. (a) (b)	117	765
Mosaic Co.	25	1,086
Nautilus Minerals Inc. (a)	68	23
Newcrest Mining Ltd.	45	496
North American Palladium Ltd. (a) (b)	181	174
Osisko Mining Corp. (a)	157	796
PanAust Ltd.	315	623
Potash Corp. of Saskatchewan Inc.	28	873
Randgold Resources Ltd. - ADR	13	930
Rio Tinto Plc - ADR (b)	34	1,636
Romarco Minerals Inc. (a)	684	259
Sandfire Resources NL (a) (b)	135	813
Silver Lake Resources Ltd. (a)	205	153
St. Barbara Ltd. (a)	427	225
Tahoe Resources Inc. (a)	40	719
Teck Resources Ltd. - Class B	75	2,013
Turquoise Hill Resources Ltd. (a) (b)	66	293
Walter Energy Inc. (b)	18	252
		26,763
Total Common Stocks (cost $111,640)		121,338

PREFERRED STOCKS - 1.5%
ENERGY - 1.5%
Sanchez Energy Corp., Convertible Preferred, 4.88% (c) (g)	21	1,332
Sanchez Energy Corp., Convertible Preferred, 6.50%, Class B (c) (g)	9	613
Total Preferred Stocks (cost $1,504)		1,945

CORPORATE BONDS AND NOTES - 0.4%
MATERIALS - 0.4%
Molycorp Inc., 6.00%, 09/01/17 (b) (d)	$598	470
Total Corporate Bonds and Notes (cost $598)		470

SHORT TERM INVESTMENTS - 8.9%
Investment Company - 4.3%
JNL Money Market Fund, 0.01% (e) (f)	5,557	5,557

Securities Lending Collateral - 4.6%
Fidelity Institutional Money Market Portfolio, 0.08% (f)	4,000	4,000

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Repurchase Agreement with CSI, 0.05% (Collateralized by $4,273 U.S. Treasury Note Strip, due 11/15/27-11/15/39, value $1,981) acquired on 09/30/13, due 10/01/13 at $1,942	$1,942	1,942
		5,942
Total Short Term Investments (cost $11,499)		11,499
Total Investments - 104.4% (cost $125,241)		135,252
Other Assets and Liabilities, Net - (4.4%)		(5,670)
Total Net Assets - 100.0%		$129,582

(a)              Non-income producing security.

(b)              All or portion of the security was on loan.

(c)               Perpetual security.

(d)              Convertible security.

(e)               Investment in affiliate.

(f)                Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.

(g)               Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors.  The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of September 30, 2013, the value of Rule 144A and Section 4(2) liquid securities was $1,945.

Curian/Lazard International Strategic Equity Fund
COMMON STOCKS - 92.2%
AUSTRALIA - 4.6%
Amcor Ltd.	88	$863
Caltex Australia Ltd.	25	429
		1,292
BELGIUM - 2.0%
Anheuser-Busch InBev NV	6	572

BERMUDA - 1.7%
Signet Jewelers Ltd.	7	486

CANADA - 2.6%
Home Capital Group Inc.	6	392
MacDonald Dettwiler & Associates Ltd.	5	347
		739
DENMARK - 1.6%
Carlsberg A/S - Class B	4	452

FINLAND - 3.7%
Sampo Oyj	25	1,056

FRANCE - 6.1%
BNP Paribas	12	788
Technip SA	4	514
Valeo SA	5	423
		1,725
GERMANY - 4.6%
RTL Group SA (a)	5	466
Sky Deutschland AG (a)	40	367
Symrise AG	10	457
		1,290
HONG KONG - 1.5%
AIA Group Ltd.	90	422

IRELAND - 4.9%
James Hardie Industries SE - CDI	39	386
Kerry Group Plc	7	419
Ryanair Holdings Plc - ADR	12	597
		1,402
ITALY - 1.0%
Mediaset SpA (a)	71	289

JAPAN - 14.0%
AEON Credit Service Co. Ltd.	16	514
Asahi Breweries Ltd.	19	508
Asics Corp.	26	453
Don Quijote Co. Ltd.	18	1,128
Japan Tobacco Inc.	13	465
LIXIL Group Corp.	2	35
Makita Corp.	15	874
		3,977
MACAU - 1.8%
Sands China Ltd.	84	522

NETHERLANDS - 1.9%
European Aeronautic Defence & Space Co.	9	552

NEW ZEALAND - 0.6%
Z Energy Ltd. (a)	51	163

SPAIN - 0.9%
Mediaset Espana Comunicacion SA (a)	22	255

SWEDEN - 7.5%
Assa Abloy AB	16	749
Electrolux AB - Class B	14	360
Getinge AB - Class B	9	315
Swedbank AB - Class A	30	701
		2,125
SWITZERLAND - 7.5%
Cie Financiere Richemont SA	4	414
GAM Holding Ltd.	32	579
Novartis AG	10	793
Swatch Group AG	1	325
		2,111
UNITED KINGDOM - 23.7%
AMEC Plc	19	325
Associated British Foods Plc	20	617
BBA Aviation Plc	50	246
Berkeley Group Holdings Plc	10	331
British American Tobacco Plc	13	705
Informa Plc	110	931
International Consolidated Airlines Group SA (a)	113	617
Lloyds Banking Group Plc (a)	501	597
Rexam Plc	98	762
Standard Chartered Plc	32	757
Tullow Oil Plc	21	356
Unilever Plc	12	466
		6,710
Total Common Stocks (cost $24,702)		26,140

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SHORT TERM INVESTMENTS - 6.4%

Investment Company - 6.4%
JNL Money Market Fund, 0.01% (b) (c)	1,795	1,795
Total Short Term Investments (cost $1,795)		1,795
Total Investments - 98.6% (cost $26,497)		27,935
Other Assets and Liabilities, Net - 1.4%		409
Total Net Assets - 100.0%		$28,344

(a)     Non-income producing security.

(b)     Investment in affiliate.

(c)     Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.

Curian Long Short Credit Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.7%
American Airlines Pass-Through Trust, 4.95%, 01/15/23 (a)	$590	$591
American Tower Trust I, 3.07%, 03/15/23 (a)	1,170	1,107
Citigroup Commercial Mortgage Trust REMIC, 5.88%, 12/10/49 (b)	907	830
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.04%, 10/15/42 (b)	598	614
MVW Owner Trust, 2.15%, 04/22/30	1,287	1,288
Wachovia Bank Commercial Mortgage Trust REMIC, 5.65%, 01/15/45 (b)	274	282
Wells Fargo Commercial Mortgage Trust, 4.22%, 07/15/46	1,720	1,781
Total Non-U.S. Government Agency Asset-Backed Securities (cost $6,584)		6,493

CORPORATE BONDS AND NOTES - 87.6%
CONSUMER DISCRETIONARY - 14.5%
AutoNation Inc., 5.50%, 02/01/20	875	911
Beazer Homes USA Inc., 7.50%, 09/15/21 (a)	2,206	2,151
Boyd Gaming Corp., 9.13%, 12/01/18	1,075	1,169
Caesars Entertainment Operating Co. Inc., 9.00%, 02/15/20	875	823
Chassix Inc., 9.25%, 08/01/18 (a)	244	258
Choice Hotels International Inc., 5.70%, 08/28/20	1,150	1,196
Cinemark USA Inc., 4.88%, 06/01/23	923	849
CityCenter Holdings LLC, 7.63%, 01/15/16	1,250	1,309
Codere Finance Luxembourg SA, 9.25%, 02/15/19 (a)	375	180
Delphi Corp., 5.00%, 02/15/23	1,650	1,704
DISH DBS Corp., 5.13%, 05/01/20	625	619
DreamWorks Animation SKG Inc., 6.88%, 08/15/20 (a)	800	830
Four Seasons Hotel Ltd. 1st Lien Term Loan, 3.25%, 06/27/20 (b)	581	585
Four Seasons Hotel Ltd. 2nd Lien Term Loan, 5.25%, 12/27/20 (b)	97	99
General Motors Co.
3.50%, 10/02/18 (a)	2,250	2,244
6.25%, 10/02/43 (a)	664	654
Gibson Brands Inc., 8.88%, 08/01/18 (a)	111	113
Glencore Funding LLC
1.42%, 05/27/16 (a) (b)	3,250	3,183
4.13%, 05/30/23 (a)	1,278	1,183
Hilton Worldwide Finance LLC, 5.63%, 10/15/21 (a)	585	586
Hilton Worldwide Inc. Term Loan B, 3.00%, 09/01/17 (b)	2,100	2,096
Interpublic Group of Cos. Inc., 3.75%, 02/15/23	1,100	1,030
Jarden Corp. Term Loan B-1, 2.75%, 10/15/17 (b)	588	587
JC Penney Co. Inc. Term Loan, 6.00%, 05/22/18 (b)	680	659
LKQ Corp., 4.75%, 05/15/23 (a)	100	93
Marriott International Inc., 3.38%, 10/15/20	3,500	3,490
MGM Resorts International, 6.75%, 10/01/20	1,625	1,706
NAI Entertainment Holdings, 5.00%, 08/01/18 (a)	114	116
Nissan Motor Acceptance Corp., 0.95%, 09/26/16 (a) (b)	3,500	3,506
PC Nextco Holdings LLC, 8.75%, 08/15/19 (a)	592	592
Pearson Funding Five Plc, 3.25%, 05/08/23 (a)	704	645
PVH Corp.
7.38%, 05/15/20	930	1,014
4.50%, 12/15/22	1,175	1,110
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	1,150	1,115
RSI Home Products Inc., 6.88%, 03/01/18 (a)	500	516
Schaeffler Holding Finance BV, 6.88%, 08/15/18 (a)	584	612
Seaworld Parks & Entertainment Inc. Term Loan B-2, 3.00%, 05/13/20 (b)	1,197	1,182
Seminole Hard Rock Entertainment Inc. Term Loan, 3.50%, 05/08/17 (b)	167	166
SES SA, 5.30%, 04/04/43 (a)	615	583
Shingle Springs Tribal Gaming Authority Term Loan, 6.25%, 06/11/16 (b)	800	797
Sugarhouse HSP Gaming Prop Mezz LP, 6.38%, 06/01/21 (a)	316	302
Taylor Morrison Communities Inc., 7.75%, 04/15/20 (a)	1,075	1,174
Tenneco Inc.
7.75%, 08/15/18	500	538
6.88%, 12/15/20	2,000	2,170
Unitymedia Hessen GmbH & Co. KG, 5.50%, 01/15/23 (a)	1,350	1,279
Univision Communications Inc. Term Loan, 4.00%, 03/01/20 (b)	2,398	2,368
WideOpenWest Finance LLC, 10.25%, 07/15/19	500	543
Wynn Las Vegas LLC, 7.75%, 08/15/20	2,675	3,003
Yonkers Racing Corp. Term Loan, 4.25%, 07/26/16 (b)	462	457
		54,095
CONSUMER STAPLES - 3.1%
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (a)	550	553
B&G Foods Inc., 4.63%, 06/01/21	412	393
ConAgra Foods Inc., 3.20%, 01/25/23	1,600	1,498
Constellation Brands Inc.
3.75%, 05/01/21	600	554
4.25%, 05/01/23	1,400	1,285
Lorillard Tobacco Co.
6.88%, 05/01/20	425	489
3.75%, 05/20/23	2,500	2,297
Pinnacle Foods Finance LLC Term Loan H, 2.50%, 04/30/17 (b)	600	593
Reynolds American Inc.
3.25%, 11/01/22	900	829
4.85%, 09/15/23	1,446	1,502
Reynolds Group Issuer Inc., 5.75%, 10/15/20	1,250	1,255
Sun Merger Sub Inc.
5.25%, 08/01/18 (a)	115	118

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
5.88%, 08/01/21 (a)	100	101
		11,467
ENERGY - 15.8%
Access Midstream Partners LP
5.88%, 04/15/21	671	689
4.88%, 05/15/23	2,075	1,950
Alpha Natural Resources Inc.
9.75%, 04/15/18	700	711
6.25%, 06/01/21	1,300	1,066
Arch Coal Inc., 7.25%, 06/15/21	1,300	982
Atlas Pipeline Partners LP
4.75%, 11/15/21 (a)	1,000	904
5.88%, 08/01/23 (a)	500	470
Atlas Resource Escrow Corp., 9.25%, 08/15/21 (a)	1,339	1,352
BP Capital Markets Plc
2.50%, 11/06/22	1,000	905
2.75%, 05/10/23	1,827	1,669
BreitBurn Energy Partners LP, 7.88%, 04/15/22	1,000	998
Concho Resources Inc., 5.50%, 04/01/23	1,727	1,705
Continental Resources Inc., 4.50%, 04/15/23	1,750	1,717
DCP Midstream LLC, 5.85%, 05/21/43 (a) (b)	2,326	2,128
Denbury Resources Inc., 4.63%, 07/15/23	1,200	1,098
Diamondback Energy Inc., 7.63%, 10/01/21 (a)	647	660
Ecopetrol SA
4.25%, 09/18/18	403	415
7.38%, 09/18/43	1,682	1,821
EP Energy LLC, 7.75%, 09/01/22	1,075	1,166
EPE Holdings LLC, 8.13%, 12/15/17 (a)	521	544
Fieldwood Energy LLC 1st Lien Term Loan, 2.88%, 09/28/18 (b)	900	898
Fieldwood Energy LLC 2nd Lien Term Loan, 7.13%, 10/01/17 (b)	200	199
Forum Energy Technologies Inc., 6.25%, 10/01/21 (a)	880	887
Halcon Resources Corp., 8.88%, 05/15/21	800	820
Hercules Offshore Inc., 7.50%, 10/01/21 (a)	308	308
Hornbeck Offshore Services Inc., 5.00%, 03/01/21	1,175	1,125
Kinder Morgan Energy Partners LP, 4.15%, 02/01/24	2,815	2,763
Legacy Reserves LP, 6.63%, 12/01/21 (a)	735	687
Linn Energy LLC, 8.63%, 04/15/20	1,200	1,241
MarkWest Energy Partners LP
5.50%, 02/15/23	850	852
4.50%, 07/15/23	500	471
Memorial Production Partners LP, 7.63%, 05/01/21	500	484
Midstates Petroleum Co. Inc., 9.25%, 06/01/21 (a)	1,176	1,161
Newfield Exploration Co., 6.88%, 02/01/20	1,400	1,470
Pacific Drilling SA, 5.38%, 06/01/20 (a)	401	391
Parker Drilling Co., 7.50%, 08/01/20 (a)	427	427
Penn Virginia Corp., 8.50%, 05/01/20	1,175	1,193
Penn Virginia Resource Partners LP
8.25%, 04/15/18	1,250	1,297
6.50%, 05/15/21 (a)	447	422
Petrobras Global Finance BV
1.88%, 05/20/16 (b)	1,500	1,493
2.41%, 01/15/19 (b)	1,500	1,472
4.38%, 05/20/23	841	770
5.63%, 05/20/43	749	627
Plains Exploration & Production Co.
6.50%, 11/15/20	1,100	1,180
6.88%, 02/15/23	1,075	1,153
Regency Energy Partners LP, 4.50%, 11/01/23 (a)	1,750	1,584
Samson Investment Co. Term Loan, 6.00%, 09/30/18 (b)	1,000	1,000
Seadrill Ltd., 5.63%, 09/15/17 (a)	2,150	2,171
SESI LLC, 7.13%, 12/15/21	1,720	1,879
SunCoke Energy Partners LP, 7.38%, 02/01/20 (a)	500	520
Tesoro Logistics LP, 6.13%, 10/15/21	1,605	1,613
Transocean Inc., 6.38%, 12/15/21	1,250	1,390
Williams Cos. Inc., 3.70%, 01/15/23	1,000	904
WPX Energy Inc., 6.00%, 01/15/22	1,100	1,115
		58,917
FINANCIALS - 27.2%
Abbey National Treasury Services Plc, 3.05%, 08/23/18	1,712	1,740
Allstate Corp., 5.75%, 08/15/53 (b)	1,600	1,560
American General Finance Corp. Term Loan, 5.50%, 05/22/16 (b)	897	897
American International Group Inc., 8.25%, 08/15/18	3,000	3,741
American Tower Corp.
3.40%, 02/15/19	769	760
5.00%, 02/15/24	849	831
Ancestry.com Inc., 9.63%, 10/15/18 (c)	1,193	1,193
Banco Santander Chile, 2.13%, 06/07/18 (a) (b)	1,000	1,005
Bank of America Corp.
8.00% (callable at 100 beginning 01/30/18) (b) (d)	2,900	3,154
5.65%, 05/01/18	2,300	2,596
5.20% (callable at 100 beginning 06/01/23) (b) (d)	1,133	991
Barclays Bank Plc, 7.75%, 04/10/23 (b)	2,750	2,819
BBVA US Senior SAU, 4.66%, 10/09/15	1,800	1,874
Citigroup Inc.
8.50%, 05/22/19	900	1,150
5.90% (callable at 100 beginning 02/15/23) (b) (d)	1,250	1,175
CME Group Inc., 5.30%, 09/15/43	1,500	1,547
Credit Suisse AG, 6.50%, 08/08/23 (a)	2,981	3,018
Deutsche Bank AG, 4.30%, 05/24/28 (b)	3,500	3,162
Discover Bank, 4.20%, 08/08/23	1,000	997
Fifth Third Bancorp, 5.10%, (callable at 100 beginning 06/30/23) (b) (d)	3,093	2,691
Ford Motor Credit Co. LLC
5.00%, 05/15/18	2,500	2,740
2.88%, 10/01/18	3,000	3,000
4.25%, 09/20/22	875	874
General Electric Capital Corp.
7.13% (callable at 100 beginning 06/15/22) (b) (d)	3,000	3,263
3.10%, 01/09/23	625	585
General Motors Financial Co. Inc.
2.75%, 05/15/16 (a)	1,500	1,496
4.25%, 05/15/23 (a)	774	707
Goldman Sachs Group Inc., 5.38%, 03/15/20	1,550	1,708
Guggenheim Partners Investment Management Holdings LLC Initial Term Loan, 4.25%, 06/13/17 (b)	300	300
HSBC Bank Plc, 0.90%, 05/15/18 (a) (b)	1,500	1,501
HSBC USA Inc., 2.63%, 09/24/18	1,283	1,300
ING US Inc., 5.65%, 05/15/53 (b)	1,198	1,095
International Lease Finance Corp., 6.25%, 05/15/19	1,800	1,890
JPMorgan Chase & Co.
7.90% (callable at 100 beginning 04/30/18) (b) (d)	3,250	3,526
1.63%, 05/15/18	1,250	1,211

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
3.20%, 01/25/23	1,550	1,451
MetLife Inc., 4.37%, 09/15/23	934	977
Morgan Stanley
5.63%, 09/23/19	900	1,005
4.10%, 05/22/23	2,887	2,694
MPH Intermediate Holding Co. 2, 8.38%, 08/01/18 (a)	319	327
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (b)	2,000	1,850
PNC Financial Services Group Inc., 4.85%, (callable at 100 beginning 06/01/23) (b) (d)	1,900	1,634
Prudential Financial Inc., 5.20%, 03/15/44 (b)	1,475	1,338
Royal Bank of Canada, 2.00%, 10/01/18 (b)	2,000	2,003
Royal Bank of Scotland Group Plc, 6.10%, 06/10/23	2,122	2,142
Societe Generale SA, 2.63%, 10/01/18	3,375	3,383
Springleaf Finance Corp. Term Loan, 4.75%, 11/15/16 (b)	2,600	2,599
State Street Corp., 3.10%, 05/15/23	1,629	1,520
Svenska Handelsbanken AB, 2.50%, 01/25/19	4,412	4,431
Toys R Us Property Co. I LLC Term Loan, 6.00%, 08/02/16 (b)	654	642
Trinity Acquisition Plc, 4.63%, 08/15/23	625	617
UDR Inc., 3.70%, 10/01/20	1,304	1,311
Union Bank NA
1.50%, 09/26/16	1,887	1,897
2.63%, 09/26/18	2,500	2,524
Wells Fargo & Co.
7.98% (callable at 100 beginning 03/15/18) (b) (d)	3,175	3,493
REMIC, 4.13%, 08/15/23	1,464	1,434
		101,369
HEALTH CARE - 3.6%
Edwards Lifesciences Corp., 2.88%, 10/15/18	1,756	1,749
Envision Acquisition Co. 2nd Lien Term Loan, 8.75%, 11/19/17 (b)	414	412
HCA Inc., 7.25%, 09/15/20	2,350	2,556
Hospira Inc., 5.80%, 08/12/23	340	346
Howard Hughes Medical Institute, 3.50%, 09/01/23	1,227	1,225
Merck & Co. Inc., 4.15%, 05/18/43	827	765
Par Pharmaceutical Cos. Inc. Term Loan B, 4.25%, 10/10/16 (b)	997	992
Pfizer Inc.
3.00%, 06/15/23	1,250	1,199
4.30%, 06/15/43	826	778
Tenet Healthcare Corp.
6.00%, 10/01/20 (a)	342	350
8.13%, 04/01/22 (a)	786	820
Warner Chilcott Co. LLC, 7.75%, 09/15/18	2,000	2,175
		13,367
INDUSTRIALS - 4.1%
ADT Corp., 6.25%, 10/15/21 (a)	727	738
Aviation Capital Group Corp., 3.88%, 09/27/16 (a)	2,019	2,031
Berry Plastics Corp. Incremental Term Loan D, 3.50%, 01/29/20 (b)	998	986
Bombardier Inc., 6.13%, 01/15/23 (a)	1,100	1,100
Delta Air Lines Inc. Term Loan B-1, 4.00%, 01/01/18 (b)	997	999
Gardner Denver Inc., 6.88%, 08/15/21 (a)	298	294
Gardner Denver Inc. Dollar Term Loan, 4.25%, 06/30/17 (b)	1,000	989
International Lease Finance Corp., 2.20%, 06/15/16 (b)	1,750	1,741
Meritor Inc., 6.75%, 06/15/21	1,526	1,511
Penske Truck Leasing Co. LP
4.88%, 07/11/22 (a)	469	478
4.25%, 01/17/23 (a)	650	633
ServiceMaster Co., 7.00%, 08/15/20	396	374
Spotless Holdings Term Loan, 8.75%, 01/15/22 (b)	167	168
Spotless Holdings Term Loan B, 5.00%, 05/15/28 (b)	720	721
United Rentals North America Inc., 8.38%, 09/15/20	1,600	1,772
US Airways Group Inc., 6.13%, 06/01/18	575	551
		15,086
INFORMATION TECHNOLOGY - 1.9%
BMC Software Finance Inc. Term Loan, 5.00%, 07/27/17 (b)	700	700
Fidelity National Information Services Inc., 3.50%, 04/15/23	1,600	1,440
First Data Corp. New Dollar Term Loan, 4.19%, 03/24/17 (b)	1,200	1,187
Nielsen Co. Luxembourg SARL, 5.50%, 10/01/21 (a)	516	517
Seagate HDD Cayman, 4.75%, 06/01/23 (a)	1,221	1,175
ViaSat Inc., 6.88%, 06/15/20	1,932	2,004
		7,023
MATERIALS - 7.4%
Agrium Inc.
3.50%, 06/01/23	377	356
4.90%, 06/01/43	521	472
Ashland Inc.
4.75%, 08/15/22	942	883
6.88%, 05/15/43	358	344
Ball Corp., 4.00%, 11/15/23	1,778	1,596
Barrick Gold Corp.
2.50%, 05/01/18	600	572
3.85%, 04/01/22	137	121
4.10%, 05/01/23	1,487	1,310
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (a)	1,597	1,613
BOE Intermediate Holding Corp, 9.00%, 11/01/17 (a)	575	601
Cemex Finance LLC, 9.38%, 10/12/22 (a)	1,050	1,150
Cemex SAB de CV
6.50%, 12/10/19 (a)	1,224	1,206
7.25%, 01/15/21 (a)	794	796
Commercial Metals Co., 4.88%, 05/15/23	1,000	900
Crown Americas LLC, 4.50%, 01/15/23 (a)	1,200	1,098
FMG Resources August 2006 Pty Ltd., 6.88%, 04/01/22 (a)	1,200	1,200
Fortescue Metals Group Term Loan, 5.25%, 10/12/17 (b)	1,492	1,496
Freeport-McMoRan Copper & Gold Inc.
3.55%, 03/01/22	36	33
3.88%, 03/15/23 (a)	1,750	1,614
Hexion US Finance Corp.
8.88%, 02/01/18	400	414
6.63%, 04/15/20	500	500
INEOS Group Holdings SA
6.13%, 08/15/18 (a)	550	538
6.50%, 08/15/18 (a), EUR	333	442
Lafarge SA, 6.50%, 07/15/16	640	696
LYB International Finance BV, 4.00%, 07/15/23	680	674
LyondellBasell Industries NV, 6.00%, 11/15/21	1,250	1,427
Rain CII Carbon LLC, 8.25%, 01/15/21 (a)	1,066	1,071
Samarco Mineracao SA, 4.13%, 11/01/22 (a)	600	522
Smurfit Kappa Acquisitions, 4.88%, 09/15/18 (a)	1,850	1,850

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
TPC Group Inc., 8.75%, 12/15/20 (a)	575	588
Votorantim Cimentos SA, 7.25%, 04/05/41 (a)	500	458
Xstrata Finance Canada Ltd.
4.25%, 10/25/22 (a)	500	467
5.55%, 10/25/42 (a)	453	396
		27,404
TELECOMMUNICATION SERVICES - 4.8%
Frontier Communications Corp., 7.63%, 04/15/24	800	800
Hughes Satellite Systems Corp., 6.50%, 06/15/19	1,000	1,058
Intelsat Jackson Holdings SA
6.63%, 12/15/22 (a)	1,750	1,737
5.50%, 08/01/23 (a)	1,372	1,283
Lynx II Corp., 6.38%, 04/15/23 (a)	1,125	1,119
Sprint Corp., 7.88%, 09/15/23 (a)	1,200	1,224
Verizon Communications Inc.
4.50%, 09/15/20	2,000	2,127
5.15%, 09/15/23	2,600	2,788
6.40%, 09/15/33	1,053	1,169
6.55%, 09/15/43	2,211	2,496
Wind Acquisition Holdings Finance SA, 12.25%, 07/15/17 (a)	1,220	1,205
Windstream Corp. Term Loan B-4, 3.50%, 01/15/20 (b)	995	990
		17,996
UTILITIES - 5.2%
AES Corp., 4.88%, 05/15/23	1,250	1,169
Dayton Power & Light Co., 1.88%, 09/15/16 (a)	1,667	1,680
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (a) (b) (d)	3,350	3,169
Enel SpA, 8.75%, 09/24/73 (a)	1,976	2,011
Energy Future Intermediate Holding Co. LLC, 12.25%, 03/01/22 (a)	1,050	1,181
FirstEnergy Corp., 4.25%, 03/15/23 (e)	126	115
GenOn Energy Inc., 9.50%, 10/15/18	1,025	1,153
Pacific Gas & Electric Co., 3.25%, 06/15/23	3,050	2,907
PPL Capital Funding Inc., 3.40%, 06/01/23	1,250	1,165
Puget Energy Inc., 6.00%, 09/01/21	1,800	1,964
Southern California Edison Co.
3.50%, 10/01/23	1,562	1,561
4.65%, 10/01/43	1,500	1,483
		19,558
Total Corporate Bonds and Notes (cost $335,320)		326,282

PREFERRED STOCKS - 3.0%

ENERGY - 0.2%
NuStar Logistics LP, 7.63%	19	479

FINANCIALS - 2.8%
Allstate Corp., 5.10%	67	1,543
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/25) (d)	108	2,424
PNC Financial Services Group Inc., 6.13%, (callable at 25 beginning 5/01/22) (d)	49	1,224
US Bancorp, 6.00%, (callable at 25 beginning 04/15/17) (d)	98	2,640
Wells Fargo & Co., 5.85%, (callable at 25 beginning 09/15/23) (d)	113	2,697
		10,528
Total Preferred Stocks (cost $11,910)		11,007

INVESTMENT COMPANIES - 0.1%
Kayne Anderson MLP Investment Co.	8	274
Nuveen AMT-Free Municipal Value Fund	5	78
Total Investment Companies (cost $346)		352

SHORT TERM INVESTMENTS - 11.7%

Investment Company - 11.7%
JNL Money Market Fund, 0.01% (f) (g)	43,625	43,625
Total Short Term Investments (cost $43,625)		43,625
Total Investments - 104.1% (cost $397,785)		387,759
Other Assets and Liabilities, Net - (4.1%)		(15,094)
Total Net Assets - 100.0%		$372,665

(a)         Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors.  The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of September 30, 2013, the value of Rule 144A and Section 4(2) liquid securities was $84,296.

(b)         Variable rate security. Rate stated was in effect as of September 30, 2013.

(c)          Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors.  The Sub-Adviser has not deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. See Restricted Securities Note in these Schedules of Investments.

(d)         Perpetual security.

(e)          The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(f)           Investment in affiliate.

(g)          Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2013

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The following table details restricted securities, including Rule 144A securities, that have not been deemed liquid, held by the Fund at September 30, 2013.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Ancestry.com Inc., 9.63%, 10/15/18	09/12/2013	$1,181	$1,193	0.3%

Schedule of Open Futures Contracts

	Expiration	Contracts (Short)	Unrealized (Depreciation)
Euro FX Currency Future	December 2013	(3)	$(15)
U.S. Treasury Bond Future, 30-Year	December 2013	(132)	(385)
U.S. Treasury Note Future, 10-Year	December 2013	(973)	(2,099)
U.S. Treasury Note Future, 2-Year	December 2013	(58)	(18)
U.S. Treasury Note Future, 5-Year	December 2013	(438)	(374)
Ultra Long Term U.S. Treasury Bond Future, 30-Year	December 2013	(43)	(140)
			$(3,031)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - sell protection (3)
CCI	CDX.NA.HY-20	N/A	5.00%	06/20/2018	$(12,500)	$731	$(48)
JPM	Citigroup Inc., 7.88%, 05/15/2025	0.94%	1.00%	06/20/2018	(2,000)	6	8
MSI	Host Hotels & Resorts LP, 6.75%, 06/01/2016	1.29%	1.00%	12/20/2018	(4,000)	(58)	(12)
					$(18,500)	$679	$(52)
Credit default swap agreements - purchase protection (2)
MSS	Apache Corp., 7.00%, 02/01/2018	N/A	1.00%	06/20/2018	$2,000	$(33)	$5
JPM	Capital One Financial Corp., 5.13%, 02/15/2014	N/A	1.00%	06/20/2018	2,000	(51)	(3)
JPM	Marriott International, 6.20%, 06/15/2016	N/A	1.00%	12/20/2018	4,000	(61)	2
MSI	Mondelez International, 6.50%, 08/11/2017	N/A	1.00%	12/20/2018	4,000	(126)	(3)
CCI	Nucor Corp., 5.75%, 12/01/2017	N/A	1.00%	12/20/2018	4,000	(50)	(4)
MSI	Quest Diagnostics Inc., 6.95%, 07/01/2037	N/A	1.00%	12/20/2018	4,000	(27)	(2)
MSI	Tyson Foods Inc., 6.60%, 04/01/2016	N/A	1.00%	12/20/2018	4,000	(6)	(1)
CCI	Viacom Inc., 6.88%, 04/30/2036	N/A	1.00%	12/20/2018	2,000	(41)	(13)
					$26,000	$(395)	$(19)

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2013

	Shares/Par †	Value
Curian/Neuberger Berman Currency Fund
GOVERNMENT AND AGENCY OBLIGATIONS - 48.1%
GOVERNMENT SECURITIES - 48.1%

Federal Farm Credit Bank - 11.7%
Federal Farm Credit Bank
0.17%, 11/19/13 (a) (b)	$9,500	$9,502
0.21%, 03/20/15 (a) (b)	2,000	2,002
0.20%, 04/23/15 (a) (b)	7,000	7,006
		18,510
Federal Home Loan Bank - 8.2%
Federal Home Loan Bank, 0.06%, 04/02/14 (a)	13,000	12,998

Federal Home Loan Mortgage Corp. - 10.1%
Federal Home Loan Mortgage Corp.
0.15%, 11/04/13 (a) (b)	5,000	5,000
0.10%, 01/29/14 (a)	5,500	5,500
4.50%, 04/02/14 (a)	5,275	5,390
		15,890
Federal National Mortgage Association - 11.7%
Federal National Mortgage Association
1.25%, 02/27/14 (a)	16,250	16,327
4.13%, 04/15/14 (a)	2,000	2,044
		18,371
U.S. Treasury Securities - 6.4%
U.S. Treasury Note, 0.25%, 04/30/14	10,000	10,010
Total Government and Agency Obligations (cost $75,772)		75,779

SHORT TERM INVESTMENTS - 60.0%

Federal Home Loan Mortgage Corp. - 5.1%
Federal Home Loan Mortgage Corp., 0.02%, 10/21/13 (a)	8,000	8,000

Investment Company - 11.8%
JNL Money Market Fund, 0.01% (c) (d)	18,623	18,623

Treasury Securities - 43.1%
U.S. Treasury Bill
0.01%, 11/21/13	$22,000	22,000
0.04%, 12/05/13	42,000	41,999
0.02%, 01/23/14	4,000	4,000
		67,999
Total Short Term Investments (cost $94,614)		94,622
Total Investments - 108.1% (cost $170,386)		170,401
Other Assets and Liabilities, Net - (8.1%)		(12,803)
Total Net Assets - 100.0%		$157,598

(a)         This security is a direct debt of the agency and not collateralized by mortgages.

(b)         Variable rate security. Rate stated was in effect as of September 30, 2013.

(c)          Investment in affiliate.

(d)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.

See accompanying Notes to Schedules of Investments.

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
AUD/USD	10/10/2013	CIT	AUD	6,788	$6,329	$96
AUD/USD	10/10/2013	SGB	AUD	11,860	11,058	260
AUD/USD	10/10/2013	CIT	AUD	5,843	5,448	139
AUD/USD	10/10/2013	CIT	AUD	7,043	6,567	159
AUD/USD	10/10/2013	SGB	AUD	5,389	5,025	96
AUD/USD	10/10/2013	SGB	AUD	6,240	5,818	115
AUD/USD	10/10/2013	SGB	AUD	7,020	6,545	142
AUD/USD	10/10/2013	RBC	AUD	9,468	8,828	244
AUD/USD	10/10/2013	SGB	AUD	2,924	2,726	58
AUD/USD	10/10/2013	SGB	AUD	6,792	6,333	33
AUD/USD	10/10/2013	SGB	AUD	5,396	5,031	(5)
AUD/USD	10/10/2013	SGB	AUD	3,284	3,062	(26)
AUD/USD	10/10/2013	SGB	AUD	6,601	6,155	(13)
CAD/USD	10/10/2013	CIT	CAD	2,548	2,474	48
CAD/USD	10/10/2013	SGB	CAD	2,668	2,590	61
CAD/USD	10/10/2013	CIT	CAD	3,752	3,642	94
CAD/USD	10/10/2013	CIT	CAD	7,077	6,869	152
CAD/USD	10/10/2013	SGB	CAD	13,426	13,032	(3)
CAD/USD	10/10/2013	SGB	CAD	12,365	12,002	(17)
CAD/USD	10/10/2013	SGB	CAD	12,411	12,047	112
CAD/USD	10/10/2013	SGB	CAD	4,311	4,184	85
CAD/USD	10/10/2013	SGB	CAD	5,759	5,590	48
CAD/USD	10/10/2013	SGB	CAD	2,057	1,996	10
CAD/USD	10/10/2013	SGB	CAD	18,497	17,954	(10)
CAD/USD	10/10/2013	RBC	CAD	4,099	3,978	10
CAD/USD	10/10/2013	SGB	CAD	4,343	4,215	(43)
CAD/USD	10/10/2013	SGB	CAD	2,044	1,984	(19)
CAD/USD	10/10/2013	SGB	CAD	3,138	3,046	10
CHF/USD	10/10/2013	SGB	CHF	2,631	2,909	70
CHF/USD	10/10/2013	RBC	CHF	6,493	7,181	172
CHF/USD	10/10/2013	SGB	CHF	3,996	4,419	102
CHF/USD	10/10/2013	SGB	CHF	5,627	6,222	39
CHF/USD	10/10/2013	SGB	CHF	7,114	7,867	53
CHF/USD	10/10/2013	SGB	CHF	5,361	5,928	51
CHF/USD	10/10/2013	CIT	CHF	5,767	6,377	278
CHF/USD	10/10/2013	CIT	CHF	7,976	8,820	474
CHF/USD	10/10/2013	SSB	CHF	6,135	6,784	417
CHF/USD	10/10/2013	CIT	CHF	15,200	16,809	1,138
CHF/USD	10/10/2013	CIT	CHF	1,853	2,049	133
CHF/USD	10/10/2013	SGB	CHF	9,888	10,934	335
CHF/USD	10/10/2013	SGB	CHF	6,947	7,683	199
CHF/USD	10/10/2013	SGB	CHF	5,165	5,712	190
CHF/USD	10/10/2013	SGB	CHF	5,545	6,132	154
CHF/USD	10/10/2013	SGB	CHF	4,097	4,531	173
CHF/USD	10/10/2013	SGB	CHF	15,253	16,867	544
EUR/USD	10/10/2013	CIT	EUR	5,261	7,117	256
EUR/USD	10/10/2013	CIT	EUR	3,455	4,675	192
EUR/USD	10/10/2013	CIT	EUR	7,643	10,340	452
EUR/USD	10/10/2013	CIT	EUR	3,066	4,148	202
EUR/USD	10/10/2013	CIT	EUR	2,075	2,807	147
EUR/USD	10/10/2013	CIT	EUR	2,513	3,400	168
EUR/USD	10/10/2013	SGB	EUR	5,051	6,833	174
EUR/USD	10/10/2013	SGB	EUR	3,875	5,243	114
EUR/USD	10/10/2013	SGB	EUR	3,663	4,955	93
EUR/USD	10/10/2013	SGB	EUR	1,361	1,841	37
EUR/USD	10/10/2013	SGB	EUR	2,022	2,735	53
EUR/USD	10/10/2013	SGB	EUR	2,481	3,357	76
EUR/USD	10/10/2013	SGB	EUR	9,358	12,661	339
EUR/USD	10/10/2013	SGB	EUR	3,097	4,190	57
EUR/USD	10/10/2013	RBC	EUR	1,671	2,260	30

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
EUR/USD	10/10/2013	SGB	EUR	1,549	$2,096	$28
EUR/USD	10/10/2013	SGB	EUR	1,380	1,867	(3)
EUR/USD	10/10/2013	SGB	EUR	5,735	7,758	26
EUR/USD	10/10/2013	CIT	EUR	5,153	6,971	247
GBP/USD	10/10/2013	SGB	GBP	15,056	24,372	1,465
GBP/USD	10/10/2013	CIT	GBP	6,814	11,031	663
GBP/USD	10/10/2013	CIT	GBP	1,953	3,161	237
GBP/USD	10/10/2013	CIT	GBP	8,433	13,652	935
GBP/USD	10/10/2013	SGB	GBP	2,529	4,094	273
GBP/USD	10/10/2013	SGB	GBP	2,828	4,579	278
GBP/USD	10/10/2013	SGB	GBP	2,171	3,514	187
GBP/USD	10/10/2013	SGB	GBP	6,335	10,255	453
GBP/USD	10/10/2013	SGB	GBP	1,591	2,575	107
GBP/USD	10/10/2013	SGB	GBP	5,759	9,323	348
GBP/USD	10/10/2013	SGB	GBP	4,617	7,475	306
GBP/USD	10/10/2013	SGB	GBP	1,937	3,135	110
GBP/USD	10/10/2013	CIT	GBP	6,123	9,912	557
JPY/USD	10/10/2013	CIT	JPY	1,003,868	10,213	144
JPY/USD	10/10/2013	SGB	JPY	375,183	3,817	79
JPY/USD	10/10/2013	CIT	JPY	321,876	3,275	55
JPY/USD	10/10/2013	SSB	JPY	421,534	4,289	118
JPY/USD	10/10/2013	CIT	JPY	253,899	2,583	74
JPY/USD	10/10/2013	SGB	JPY	454,223	4,621	45
JPY/USD	10/10/2013	CIT	JPY	237,394	2,415	43
JPY/USD	10/10/2013	SGB	JPY	828,133	8,425	171
JPY/USD	10/10/2013	RBC	JPY	764,067	7,774	(20)
JPY/USD	10/10/2013	SGB	JPY	684,811	6,967	65
JPY/USD	10/10/2013	SGB	JPY	417,523	4,248	28
JPY/USD	10/10/2013	SGB	JPY	708,282	7,206	141
JPY/USD	10/10/2013	SGB	JPY	242,727	2,470	16
JPY/USD	10/10/2013	SGB	JPY	1,061,051	10,795	61
JPY/USD	10/10/2013	SGB	JPY	243,728	2,480	30
JPY/USD	10/10/2013	CIT	JPY	283,597	2,885	(6)
JPY/USD	10/10/2013	CIT	JPY	572,422	5,824	34
NOK/USD	10/10/2013	CIT	NOK	269,427	44,791	622
NOK/USD	10/10/2013	CIT	NOK	28,955	4,814	101
NOK/USD	10/10/2013	CIT	NOK	89,912	14,947	174
NOK/USD	10/10/2013	SGB	NOK	31,930	5,308	(10)
NOK/USD	10/10/2013	SGB	NOK	16,965	2,820	(7)
NOK/USD	10/10/2013	SGB	NOK	83,555	13,891	(309)
NOK/USD	10/10/2013	SGB	NOK	36,453	6,060	(106)
NOK/USD	10/10/2013	SGB	NOK	39,134	6,506	(104)
NOK/USD	10/10/2013	SGB	NOK	17,868	2,970	(32)
NOK/USD	10/10/2013	SGB	NOK	96,606	16,060	252
NOK/USD	10/10/2013	SGB	NOK	50,015	8,315	66
NOK/USD	10/10/2013	SGB	NOK	27,287	4,536	78
NOK/USD	10/10/2013	SGB	NOK	10,761	1,789	(75)
NOK/USD	10/10/2013	SGB	NOK	21,933	3,646	(57)
NOK/USD	10/10/2013	SGB	NOK	35,337	5,875	(25)
NOK/USD	10/10/2013	CIT	NOK	137,776	22,905	373
NZD/USD	10/10/2013	CIT	NZD	14,604	12,122	796
NZD/USD	10/10/2013	CIT	NZD	2,932	2,433	176
NZD/USD	10/10/2013	SSB	NZD	5,106	4,239	282
NZD/USD	10/10/2013	SGB	NZD	9,335	7,748	429
NZD/USD	10/10/2013	CIT	NZD	3,902	3,239	179
NZD/USD	10/10/2013	SGB	NZD	22,206	18,432	724
NZD/USD	10/10/2013	CIT	NZD	9,274	7,698	501
NZD/USD	10/10/2013	CIT	NZD	19,669	16,326	1,237
NZD/USD	10/10/2013	SGB	NZD	5,528	4,589	184
NZD/USD	10/10/2013	SGB	NZD	6,045	5,018	293

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
NZD/USD	10/10/2013	SGB	NZD	8,640	$7,172	$94
NZD/USD	10/10/2013	SGB	NZD	1,869	1,551	(19)
NZD/USD	10/10/2013	SGB	NZD	7,373	6,120	28
SEK/USD	10/10/2013	SGB	SEK	42,468	6,607	97
SEK/USD	10/10/2013	SGB	SEK	66,951	10,415	216
SEK/USD	10/10/2013	SGB	SEK	22,800	3,547	114
SEK/USD	10/10/2013	SGB	SEK	12,089	1,881	28
SEK/USD	10/10/2013	SGB	SEK	9,474	1,474	(14)
SEK/USD	10/10/2013	SGB	SEK	20,268	3,153	(7)
SEK/USD	10/10/2013	CIT	SEK	28,751	4,473	217
SEK/USD	10/10/2013	SGB	SEK	120,247	18,707	725
SEK/USD	10/10/2013	CIT	SEK	23,355	3,633	163
SEK/USD	10/10/2013	SSB	SEK	34,342	5,343	310
SEK/USD	10/10/2013	SGB	SEK	26,481	4,120	58
SEK/USD	10/10/2013	SGB	SEK	44,529	6,927	110
SEK/USD	10/10/2013	SGB	SEK	29,280	4,555	65
USD/AUD	10/10/2013	CIT	AUD	(8,956)	(8,350)	(159)
USD/AUD	10/10/2013	SGB	AUD	(21,086)	(19,660)	(388)
USD/AUD	10/10/2013	SSB	AUD	(5,349)	(4,987)	(142)
USD/AUD	10/10/2013	CIT	AUD	(2,591)	(2,416)	(55)
USD/AUD	10/10/2013	SGB	AUD	(2,090)	(1,949)	(30)
USD/AUD	10/10/2013	SGB	AUD	(2,043)	(1,905)	(45)
USD/AUD	10/10/2013	SGB	AUD	(6,021)	(5,613)	(159)
USD/AUD	10/10/2013	SGB	AUD	(2,155)	(2,010)	(71)
USD/AUD	10/10/2013	SGB	AUD	(2,660)	(2,480)	(92)
USD/AUD	10/10/2013	SGB	AUD	(9,530)	(8,885)	(191)
USD/AUD	10/10/2013	SGB	AUD	(5,153)	(4,804)	(74)
USD/AUD	10/10/2013	SGB	AUD	(1,489)	(1,389)	8
USD/AUD	10/10/2013	CIT	AUD	(5,411)	(5,045)	(52)
USD/CAD	10/10/2013	SGB	CAD	(22,701)	(22,034)	(555)
USD/CAD	10/10/2013	CIT	CAD	(5,087)	(4,938)	(123)
USD/CAD	10/10/2013	CIT	CAD	(2,316)	(2,248)	(44)
USD/CAD	10/10/2013	SGB	CAD	(10,952)	(10,630)	(283)
USD/CAD	10/10/2013	CIT	CAD	(10,625)	(10,313)	(104)
USD/CAD	10/10/2013	SGB	CAD	(2,719)	(2,639)	(34)
USD/CAD	10/10/2013	SGB	CAD	(6,021)	(5,844)	(77)
USD/CAD	10/10/2013	SGB	CAD	(1,853)	(1,799)	(17)
USD/CAD	10/10/2013	SGB	CAD	(17,140)	(16,636)	(41)
USD/CAD	10/10/2013	SGB	CAD	(4,453)	(4,322)	(19)
USD/CAD	10/10/2013	SGB	CAD	(7,720)	(7,494)	(29)
USD/CAD	10/10/2013	SGB	CAD	(9,159)	(8,890)	(182)
USD/CAD	10/10/2013	SGB	CAD	(5,567)	(5,403)	(109)
USD/CAD	10/10/2013	SGB	CAD	(6,284)	(6,100)	(137)
USD/CAD	10/10/2013	SGB	CAD	(3,798)	(3,686)	(6)
USD/CAD	10/10/2013	SGB	CAD	(1,699)	(1,649)	(1)
USD/CAD	10/10/2013	CIT	CAD	(1,820)	(1,766)	(31)
USD/CAD	10/10/2013	CIT	CAD	(8,714)	(8,458)	(196)
USD/CHF	10/10/2013	CIT	CHF	(6,506)	(7,194)	(322)
USD/CHF	10/10/2013	CIT	CHF	(39,010)	(43,139)	(1,955)
USD/CHF	10/10/2013	SGB	CHF	(3,674)	(4,063)	(190)
USD/CHF	10/10/2013	CIT	CHF	(2,755)	(3,047)	(141)
USD/CHF	10/10/2013	CIT	CHF	(10,682)	(11,813)	(569)
USD/CHF	10/10/2013	SGB	CHF	(6,506)	(7,195)	(290)
USD/CHF	10/10/2013	SGB	CHF	(5,557)	(6,145)	(252)
USD/CHF	10/10/2013	SGB	CHF	(2,459)	(2,720)	(103)
USD/CHF	10/10/2013	SGB	CHF	(18,765)	(20,751)	(506)
USD/CHF	10/10/2013	SGB	CHF	(9,251)	(10,231)	(325)
USD/CHF	10/10/2013	SGB	CHF	(6,711)	(7,421)	(181)
USD/CHF	10/10/2013	SGB	CHF	(5,418)	(5,991)	(78)
USD/CHF	10/10/2013	SGB	CHF	(10,304)	(11,394)	(178)

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/CHF	10/10/2013	SGB	CHF	(18,300)	$(20,237)	$(121)
USD/CHF	10/10/2013	SGB	CHF	(1,350)	(1,493)	(11)
USD/CHF	10/10/2013	SGB	CHF	(1,959)	(2,167)	(15)
USD/CHF	10/10/2013	CIT	CHF	(3,071)	(3,396)	(147)
USD/CHF	10/10/2013	CIT	CHF	(13,628)	(15,070)	(650)
USD/EUR	10/10/2013	CIT	EUR	(31,429)	(42,520)	(1,551)
USD/EUR	10/10/2013	CIT	EUR	(4,531)	(6,130)	(293)
USD/EUR	10/10/2013	SGB	EUR	(3,822)	(5,170)	(268)
USD/EUR	10/10/2013	SSB	EUR	(1,671)	(2,260)	(112)
USD/EUR	10/10/2013	SGB	EUR	(3,662)	(4,954)	(148)
USD/EUR	10/10/2013	SGB	EUR	(3,120)	(4,222)	(131)
USD/EUR	10/10/2013	SGB	EUR	(4,330)	(5,858)	(101)
USD/EUR	10/10/2013	SGB	EUR	(3,000)	(4,059)	(57)
USD/EUR	10/10/2013	SGB	EUR	(2,001)	(2,707)	(18)
USD/EUR	10/10/2013	SGB	EUR	(2,099)	(2,839)	(39)
USD/EUR	10/10/2013	SGB	EUR	(3,406)	(4,608)	(49)
USD/EUR	10/10/2013	SGB	EUR	(1,432)	(1,937)	(52)
USD/EUR	10/10/2013	SGB	EUR	(2,335)	(3,159)	6
USD/EUR	10/10/2013	SGB	EUR	(5,321)	(7,199)	(21)
USD/EUR	10/10/2013	CIT	EUR	(4,241)	(5,737)	(213)
USD/EUR	10/10/2013	CIT	EUR	(6,384)	(8,637)	(329)
USD/GBP	10/10/2013	CIT	GBP	(1,555)	(2,517)	(145)
USD/GBP	10/10/2013	CIT	GBP	(6,301)	(10,200)	(795)
USD/GBP	10/10/2013	SGB	GBP	(8,712)	(14,102)	(815)
USD/GBP	10/10/2013	SGB	GBP	(5,963)	(9,653)	(526)
USD/GBP	10/10/2013	SGB	GBP	(3,869)	(6,263)	(310)
USD/GBP	10/10/2013	SGB	GBP	(1,276)	(2,066)	(67)
USD/GBP	10/10/2013	SGB	GBP	(4,404)	(7,129)	(274)
USD/GBP	10/10/2013	SGB	GBP	(2,993)	(4,845)	(205)
USD/GBP	10/10/2013	SGB	GBP	(5,896)	(9,544)	(152)
USD/GBP	10/10/2013	RBC	GBP	(1,790)	(2,897)	(47)
USD/GBP	10/10/2013	SGB	GBP	(1,714)	(2,774)	(39)
USD/GBP	10/10/2013	SGB	GBP	(1,560)	(2,525)	(9)
USD/GBP	10/10/2013	SGB	GBP	(1,541)	(2,494)	(30)
USD/GBP	10/10/2013	SGB	GBP	(899)	(1,456)	(17)
USD/GBP	10/10/2013	CIT	GBP	(8,721)	(14,117)	(882)
USD/JPY	10/10/2013	SGB	JPY	(317,916)	(3,234)	(20)
USD/JPY	10/10/2013	SGB	JPY	(183,586)	(1,868)	(24)
USD/JPY	10/10/2013	CIT	JPY	(658,807)	(6,703)	(73)
USD/JPY	10/10/2013	CIT	JPY	(369,154)	(3,756)	(68)
USD/JPY	10/10/2013	SGB	JPY	(414,823)	(4,220)	(77)
USD/JPY	10/10/2013	SGB	JPY	(779,810)	(7,934)	(105)
USD/JPY	10/10/2013	SGB	JPY	(582,944)	(5,931)	(23)
USD/JPY	10/10/2013	SGB	JPY	(1,650,256)	(16,790)	260
USD/JPY	10/10/2013	SGB	JPY	(834,622)	(8,491)	89
USD/JPY	10/10/2013	SGB	JPY	(648,437)	(6,597)	(101)
USD/JPY	10/10/2013	SGB	JPY	(676,019)	(6,878)	(23)
USD/JPY	10/10/2013	CIT	JPY	(496,814)	(5,055)	(52)
USD/JPY	10/10/2013	SGB	JPY	(199,666)	(2,031)	(14)
USD/NOK	10/10/2013	RBC	NOK	(32,177)	(5,349)	92
USD/NOK	10/10/2013	SGB	NOK	(20,841)	(3,465)	(53)
USD/NOK	10/10/2013	CIT	NOK	(30,499)	(5,070)	(111)
USD/NOK	10/10/2013	SSB	NOK	(23,219)	(3,860)	(104)
USD/NOK	10/10/2013	CIT	NOK	(15,902)	(2,644)	(61)
USD/NOK	10/10/2013	CIT	NOK	(87,630)	(14,568)	(449)
USD/NOK	10/10/2013	SGB	NOK	(17,012)	(2,828)	31
USD/NOK	10/10/2013	SGB	NOK	(71,454)	(11,879)	143
USD/NOK	10/10/2013	SGB	NOK	(14,799)	(2,460)	35
USD/NOK	10/10/2013	RBC	NOK	(40,020)	(6,653)	117
USD/NOK	10/10/2013	SGB	NOK	(76,781)	(12,764)	130

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/NOK	10/10/2013	SGB	NOK	(102,831)	$(17,095)	$288
USD/NOK	10/10/2013	SGB	NOK	(35,161)	(5,845)	247
USD/NOK	10/10/2013	SGB	NOK	(23,414)	(3,892)	12
USD/NOK	10/10/2013	CIT	NOK	(11,244)	(1,869)	(25)
USD/NOK	10/10/2013	CIT	NOK	(123,972)	(20,610)	(179)
USD/NZD	10/10/2013	CIT	NZD	(4,675)	(3,881)	(259)
USD/NZD	10/10/2013	SGB	NZD	(2,728)	(2,265)	(161)
USD/NZD	10/10/2013	CIT	NZD	(5,308)	(4,406)	(280)
USD/NZD	10/10/2013	CIT	NZD	(8,983)	(7,457)	(460)
USD/NZD	10/10/2013	CIT	NZD	(3,796)	(3,151)	(171)
USD/NZD	10/10/2013	SGB	NZD	(5,853)	(4,858)	(174)
USD/NZD	10/10/2013	SGB	NZD	(3,740)	(3,105)	(95)
USD/NZD	10/10/2013	RBC	NZD	(9,081)	(7,538)	(345)
USD/NZD	10/10/2013	SGB	NZD	(3,676)	(3,051)	(113)
USD/NZD	10/10/2013	SGB	NZD	(18,208)	(15,114)	(980)
USD/NZD	10/10/2013	SGB	NZD	(6,068)	(5,037)	(302)
USD/NZD	10/10/2013	SGB	NZD	(19,368)	(16,077)	(836)
USD/NZD	10/10/2013	SGB	NZD	(2,846)	(2,362)	(91)
USD/NZD	10/10/2013	SGB	NZD	(6,084)	(5,050)	(161)
USD/NZD	10/10/2013	SGB	NZD	(3,311)	(2,748)	(34)
USD/NZD	10/10/2013	SGB	NZD	(4,978)	(4,132)	30
USD/NZD	10/10/2013	SGB	NZD	(5,416)	(4,496)	35
USD/NZD	10/10/2013	SGB	NZD	(3,613)	(2,999)	(13)
USD/SEK	10/10/2013	CIT	SEK	(47,675)	(7,417)	(284)
USD/SEK	10/10/2013	SGB	SEK	(22,430)	(3,489)	(142)
USD/SEK	10/10/2013	CIT	SEK	(30,855)	(4,800)	(209)
USD/SEK	10/10/2013	CIT	SEK	(17,203)	(2,676)	(122)
USD/SEK	10/10/2013	CIT	SEK	(16,999)	(2,644)	(137)
USD/SEK	10/10/2013	CIT	SEK	(19,459)	(3,027)	(161)
USD/SEK	10/10/2013	SGB	SEK	(57,028)	(8,872)	(283)
USD/SEK	10/10/2013	SGB	SEK	(44,751)	(6,962)	(143)
USD/SEK	10/10/2013	RBC	SEK	(10,731)	(1,669)	(48)
USD/SEK	10/10/2013	SGB	SEK	(15,481)	(2,408)	(37)
USD/SEK	10/10/2013	SGB	SEK	(20,020)	(3,115)	(39)
USD/SEK	10/10/2013	SGB	SEK	(41,297)	(6,425)	(55)
USD/SEK	10/10/2013	SGB	SEK	(77,168)	(12,005)	(255)
USD/SEK	10/10/2013	SGB	SEK	(45,120)	(7,019)	(53)
USD/SEK	10/10/2013	SGB	SEK	(15,870)	(2,469)	41
USD/SEK	10/10/2013	SGB	SEK	(13,498)	(2,100)	(2)
USD/SEK	10/10/2013	CIT	SEK	(22,074)	(3,434)	(165)
					$(29,858)	$187

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Curian/Nicholas Convertible Arbitrage Fund
PREFERRED STOCKS - 5.2%
CONSUMER DISCRETIONARY - 2.0%
General Motors Co., 4.75%, 12/01/13	90	$4,497

FINANCIALS - 3.2%
MetLife Inc., 5.00%, 03/26/14	65	1,867
Weyerhaeuser Co., 6.38%, 07/01/16	101	5,333
		7,200
Total Preferred Stocks (cost $12,530)		11,697

CORPORATE BONDS AND NOTES - 101.3%
CONSUMER DISCRETIONARY - 10.8%
Ford Motor Co., 4.25%, 11/15/16 (a) (b)	$860	1,699
Group 1 Automotive Inc., 2.25%, 06/15/36 (a) (b)	3,195	4,221
Jarden Corp., 1.88%, 09/15/18 (a) (c)	3,000	3,600
Live Nation Entertainment Inc., 2.88%, 07/15/27 (a)	850	868
MGM Resorts International, 4.25%, 04/15/15 (a)	2,790	3,552
priceline.com Inc., 1.00%, 03/15/18 (a)	3,500	4,498
Tesla Motors Inc., 1.50%, 06/01/18 (a)	3,450	5,813
		24,251
ENERGY - 9.6%
Bristow Group Inc., 3.00%, 06/15/38 (a)	1,820	2,232
Cobalt International Energy Inc., 2.63%, 12/01/19 (a) (b)	6,320	6,683
Goodrich Petroleum Corp., 5.00%, 10/01/32 (a) (c)	2,430	2,711
Hornbeck Offshore Services Inc., 1.50%, 09/01/19 (a) (b)	3,750	4,847
InterOil Corp., 2.75%, 11/15/15 (a)	840	817
PDC Energy Inc., 3.25%, 05/15/16 (a) (c)	2,875	4,392
		21,682
FINANCIALS - 10.2%
Forestar Group Inc., 3.75%, 03/01/20 (a) (b)	3,595	4,163
iStar Financial Inc., 3.00%, 11/15/16 (a) (b)	2,000	2,494
NorthStar Realty Finance LP, 7.50%, 03/15/31 (a) (c)	1,660	2,644
PHH Corp., 4.00%, 09/01/14 (a)	1,610	1,750
Portfolio Recovery Associates Inc., 3.00%, 08/01/20 (a) (c)	2,115	2,457
Radian Group Inc., 2.25%, 03/01/19 (a)	3,200	4,668
Walter Investment Management Corp., 4.50%, 11/01/19 (a)	4,685	4,908
		23,084
HEALTH CARE - 25.3%
Accuray Inc., 3.50%, 02/01/18 (a) (c)	1,375	2,063
Allscripts Healthcare Solutions Inc., 1.25%, 07/01/20 (a) (b) (c)	2,140	2,333
Brookdale Senior Living Inc., 2.75%, 06/15/18 (a) (b)	2,099	2,462
Gilead Sciences Inc., 1.63%, 05/01/16 (a) (b)	2,255	6,243
Healthways Inc., 1.50%, 07/01/18 (a) (b) (c)	3,575	3,962
HeartWare International Inc., 3.50%, 12/15/17 (a) (b)	3,575	3,964
Hologic Inc., 2.00%, 12/15/37 (a) (b) (d)	4,070	4,579
Medicines Co., 1.38%, 06/01/17 (a) (c)	3,670	4,906
Medidata Solutions Inc., 1.00%, 08/01/18 (a) (c)	1,800	2,001
Medivation Inc., 2.63%, 04/01/17 (a)	4,025	5,663
Merrimack Pharmaceuticals Inc., 4.50%, 07/15/20 (a)	1,285	1,163
Molina Healthcare Inc., 1.13%, 01/15/20 (a) (c)	2,175	2,348
Salix Pharmaceuticals Ltd., 2.75%, 05/15/15 (a)	2,570	3,927
ViroPharma Inc., 2.00%, 03/15/17 (a)	2,730	5,851
WellPoint Inc., 2.75%, 10/15/42 (a) (c)	2,575	3,278
Wright Medical Group Inc., 2.00%, 08/15/17 (a)	1,750	2,138
		56,881
INDUSTRIALS - 13.3%
Air Lease Corp., 3.88%, 12/01/18 (a) (b)	3,500	4,480
AirTran Holdings Inc., 5.25%, 11/01/16 (a) (b)	2,437	3,621
Avis Budget Group Inc., 3.50%, 10/01/14 (a)	1,290	2,347
Covanta Holding Corp., 3.25%, 06/01/14 (a)	1,635	2,251
Hawaiian Holdings Inc., 5.00%, 03/15/16 (a) (b)	2,250	2,627
L-3 Communications Holdings Inc., 3.00%, 08/01/35 (a)	4,080	4,442
Navistar International Corp., 3.00%, 10/15/14 (a)	4,370	4,427
Titan Machinery Inc., 3.75%, 05/01/19 (a)	6,400	5,688
		29,883
INFORMATION TECHNOLOGY - 26.8%
Bottomline Technologies Inc., 1.50%, 12/01/17 (a) (b)	3,090	3,555
Ciena Corp., 4.00%, 12/15/20 (a) (b)	5,125	7,739
CSG Systems International Inc., 3.00%, 03/01/17 (a) (b) (c)	3,700	4,484
Dealertrack Technologies Inc., 1.50%, 03/15/17 (a) (b)	4,130	5,315
Electronic Arts Inc., 0.75%, 07/15/16 (a) (b)	3,750	4,071
Intel Corp., 3.25%, 08/01/39 (a) (b) (c)	4,295	5,318
Ixia, 3.00%, 12/15/15 (a) (b)	4,085	4,657
JDS Uniphase Corp., 0.63%, 08/15/33 (a) (c)	1,000	1,070
Linear Technology Corp., 3.00%, 05/01/27 (a)	4,000	4,257
Salesforce.com Inc., 0.25%, 04/01/18 (a) (c)	5,190	5,573
SanDisk Corp., 1.50%, 08/15/17 (a)	1,590	2,103
SunPower Corp., 0.75%, 06/01/18 (a) (c)	3,535	4,096
Take-Two Interactive Software Inc., 1.00%, 07/01/18 (a)	1,955	2,155
WebMD Health Corp., 2.50%, 01/31/18 (a)	1,560	1,469
Workday Inc., 0.75%, 07/15/18 (a) (c)	3,895	4,574
		60,436
MATERIALS - 5.3%
Kaiser Aluminum Corp., 4.50%, 04/01/15 (a)	3,530	5,275
RTI International Metals Inc., 1.63%, 10/15/19 (a)	6,355	6,578
		11,853
Total Corporate Bonds and Notes (cost $205,414)		228,070

SHORT TERM INVESTMENTS - 13.1%
Investment Company - 13.1%
JNL Money Market Fund, 0.01% (e) (f)	29,559	29,559
Total Short Term Investments (cost $29,559)		29,559

Total Investments - 119.6% (cost $247,503)		269,326
Total Securities Sold Short - (52.8%) (proceeds $101,612)		(118,856)
Other Assets and Liabilities, Net - 33.2%		74,722
Total Net Assets - 100.0%		$225,192

SECURITIES SOLD SHORT - 52.8%
COMMON STOCKS - 52.8%
CONSUMER DISCRETIONARY - 6.4%
Ford Motor Co.	96	$1,619

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
General Motors Co.	39	1,415
Group 1 Automotive Inc.	30	2,330
Jarden Corp.	32	1,568
Live Nation Inc.	3	58
MGM Resorts International	23	476
Priceline.com Inc.	2	2,426
Tesla Motors Inc.	24	4,555
		14,447
ENERGY - 4.1%
Bristow Group Inc.	15	1,077
Cobalt International Energy Inc.	96	2,396
Goodrich Petroleum Corp.	18	445
Hornbeck Offshore Services Inc.	55	3,145
PDC Energy Inc.	38	2,247
		9,310
FINANCIALS - 8.1%
Forestar Group Inc.	111	2,386
iStar Financial Inc.	93	1,125
MetLife Inc.	41	1,925
NorthStar Realty Finance Corp.	138	1,276
PHH Corp.	40	951
Portfolio Recovery Associates Inc.	12	709
Radian Group Inc.	231	3,222
Walter Investment Management Corp.	63	2,486
Weyerhaeuser Co.	141	4,035
		18,115
HEALTH CARE - 15.3%
Accuray Inc.	215	1,590
Allscripts-Misys Healthcare Solutions Inc.	87	1,296
Brookdale Senior Living Inc.	42	1,105
Gilead Sciences Inc.	96	6,048
Healthways Inc.	132	2,441
HeartWare International Inc.	21	1,570
Hologic Inc.	90	1,863
Medicines Co.	79	2,643
Medidata Solutions Inc.	10	1,000
Medivation Inc.	45	2,695
Merrimack Pharmaceuticals Inc.	163	619
Molina Healthcare Inc.	32	1,139
Salix Pharmaceuticals Ltd.	47	3,158
ViroPharma Inc.	110	4,326
WellPoint Inc.	24	2,003
Wright Medical Group Inc.	38	995
		34,491
INDUSTRIALS - 4.6%
Air Lease Corp. - Class A	43	1,193
Avis Budget Group Inc.	73	2,110
Covanta Holding Corp.	93	1,984
Hawaiian Holdings Inc.	143	1,063
L-3 Communications Holdings Inc.	16	1,490
Navistar International Corp.	15	554
Southwest Airlines Co.	98	1,424
Titan Machinery Inc.	33	524
		10,342
INFORMATION TECHNOLOGY - 11.7%
Bottomline Technologies Inc.	69	1,917
Ciena Corp.	152	3,792
CSG Systems International Inc.	94	2,361
Dealertrack Technologies Inc.	61	2,603
Electronic Arts Inc.	41	1,057
Intel Corp.	148	3,393
Ixia	115	1,796
JDS Uniphase Corp.	32	469
Linear Technology Corp.	18	694
Salesforce.com Inc.	36	1,875
SanDisk Corp.	34	2,018
SunPower Corp.	42	1,109
Take-Two Interactive Software Inc.	65	1,186
Workday Inc. - Class A	24	1,955
		26,225
MATERIALS - 2.6%
Kaiser Aluminum Corp.	46	3,300
RTI International Metals Inc.	82	2,626
		5,926
Total Common Stocks (proceeds $101,612)		118,856

Total Securities Sold Short - 52.8% (proceeds $101,612)		$118,856

(a)	Convertible security.
(b)	All or a portion of the security is pledged or segregated as collateral.
(c)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of September 30, 2013, the value of Rule 144A and Section 4(2) liquid securities was $61,809.

(d)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of September 30, 2013.
(e)	Investment in affiliate.
(f)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Curian/PIMCO Credit Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.8%
Air Canada Pass-Through Trust, 4.13%, 05/15/25 (a)	$100	$94
American Airlines Pass-Through Trust, 5.25%, 01/31/21	51	53
Asset Backed Securities Corp. Home Equity Loan Trust REMIC, 0.81%, 09/25/34 (b)	44	39
Asset-Backed Pass-Through Certificates REMIC, 0.63%, 04/25/35 (b)	105	103
Banc of America Large Loan Trust REMIC, 2.48%, 11/15/15 (a) (b)	88	89
BlueMountain CLO Ltd., 0.50%, 11/15/17 (a)	78	78
Centex Home Equity Loan Trust REMIC, 0.80%, 09/25/34 (b)	73	63
Continental Airlines Inc. Pass-Through Trust
7.25%, 11/10/19	60	67
5.50%, 10/29/20	200	200
Countrywide Asset-Backed Certificates REMIC
0.90%, 07/25/34 (b)	130	115
1.03%, 08/25/34 (b)	100	88
CVS Pass-Through Trust, 7.51%, 01/10/32 (a)	65	78
HomeBanc Mortgage Trust REMIC, 0.45%, 10/25/35 (b)	42	35
HSI Asset Securitization Corp. Trust REMIC, 0.54%, 12/25/35 (b)	100	72
New Century Home Equity Loan Trust REMIC, 0.46%, 10/25/35 (b)	167	163
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 1.17%, 09/25/34 (b)	98	84
SBA Tower Trust REMIC, 3.60%, 04/15/18 (a)	100	100
SLM Private Credit Student Loan Trust REMIC, 0.43%, 03/15/24 (b)	200	192
United Air Lines Pass-Through Trust, 9.75%, 01/15/17	66	75
US Airways Pass-Through Trust, 3.95%, 11/15/25	100	93
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,912)		1,881

CORPORATE BONDS AND NOTES - 62.9%
CONSUMER DISCRETIONARY - 3.8%
Cablevision Systems Corp. Term Loan B, 2.70%, 04/09/20 (b)	100	99
Comcast Corp., 6.50%, 01/15/17	50	58
D.R. Horton Inc., 3.63%, 02/15/18	100	99
HD Supply Inc., 8.13%, 04/15/19	130	144
MCE Finance Ltd., 5.00%, 02/15/21 (a)	200	192
NBCUniversal Media LLC, 4.38%, 04/01/21	125	135
Pearson Funding Five Plc, 3.25%, 05/08/23 (a)	200	183
Time Warner Cable Inc., 5.85%, 05/01/17	100	109
Toll Brothers Finance Corp., 6.75%, 11/01/19	100	110
Tribune Co. Term Loan, 4.00%, 02/11/17 (b)	100	99
Viacom Inc., 4.25%, 09/01/23	300	299
Whirlpool Corp., 4.70%, 06/01/22	200	209
Wynn Las Vegas LLC, 5.38%, 03/15/22	160	161
		1,897
CONSUMER STAPLES - 1.8%
Altria Group Inc., 9.25%, 08/06/19 (c)	17	23
Anheuser-Busch InBev Worldwide Inc., 7.75%, 01/15/19	175	220
BAT International Finance Plc, 9.50%, 11/15/18	100	134
Hawk Acquisition Sub Inc., 4.25%, 10/15/20 (a)	100	95
PepsiCo Inc., 0.47%, 07/30/15 (b)	100	100
Reynolds Group Issuer Inc., 7.88%, 08/15/19	50	55
Tyson Foods Inc., 4.50%, 06/15/22	100	104
Want Want China Finance Ltd., 1.88%, 05/14/18 (a)	200	191
		922
ENERGY - 12.4%
AK Transneft OJSC Via TransCapitalInvest Ltd., 8.70%, 08/07/18 (a)	100	121
Arch Coal Inc.
9.88%, 06/15/19 (a)	100	89
7.25%, 10/01/20	150	113
BG Energy Capital Plc, 4.00%, 10/15/21 (a)	125	129
BP AMI Leasing Inc., 5.52%, 05/08/19 (a)	125	142
BP Capital Markets Plc, 3.63%, 05/08/14	200	204
Canadian Oil Sands Ltd., 7.75%, 05/15/19 (a)	50	61
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	300	270
Continental Resources Inc., 5.00%, 09/15/22	100	101
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/01/21	40	42
Encana Corp., 6.50%, 02/01/38	50	55
Ensco Plc, 4.70%, 03/15/21	100	106
Enterprise Products Operating LLC, 3.20%, 02/01/16	150	157
Gazprom OAO Via Gaz Capital SA, 9.25%, 04/23/19	300	369
Harvest Operations Corp., 6.88%, 10/01/17	150	161
Kerr-McGee Corp., 6.95%, 07/01/24	300	351
Lukoil International Finance BV, 3.42%, 04/24/18 (a)	200	199
MarkWest Energy Partners LP
5.50%, 02/15/23	50	50
4.50%, 07/15/23	200	188
Midstates Petroleum Co. Inc., 10.75%, 10/01/20 (a)	100	105
NGPL PipeCo LLC
7.12%, 12/15/17 (a)	100	88
9.63%, 06/01/19 (a)	250	231
OGX Austria GmbH, 8.50%, 06/01/18 (a)	200	32
ONEOK Partners LP
3.38%, 10/01/22	25	23
5.00%, 09/15/23	100	103
Pacific Rubiales Energy Corp., 5.13%, 03/28/23 (a)	100	90
Petrobras International Finance Co., 7.88%, 03/15/19	400	461
Pioneer Natural Resources Co.
5.88%, 07/15/16	100	111
6.88%, 05/01/18	50	59
3.95%, 07/15/22	110	111
Plains All American Pipeline LP, 8.75%, 05/01/19	150	192
Pride International Inc., 8.50%, 06/15/19	100	127
Rockies Express Pipeline LLC
3.90%, 04/15/15 (a)	100	100
6.00%, 01/15/19 (a)	200	176
Sibur Securities Ltd., 3.91%, 01/31/18 (a)	200	190
Southwestern Energy Co.
7.50%, 02/01/18	100	119
4.10%, 03/15/22	100	100
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	100	93
Targa Resources Partners LP
6.88%, 02/01/21	62	66
6.38%, 08/01/22	75	78
5.25%, 05/01/23 (a)	100	98
TNK-BP Finance SA, 7.50%, 07/18/16 (a)	100	112

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Total Capital Canada Ltd., 0.65%, 01/15/16 (b)	100	100
Total Capital International SA, 0.83%, 08/10/18 (b)	100	100
Western Gas Partners LP
2.60%, 08/15/18	100	100
4.00%, 07/01/22	100	97
		6,170
FINANCIALS - 30.1%
Ally Financial Inc., 3.65%, 06/20/14 (b)	70	71
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	50	47
American Express Credit Corp., 0.77%, 07/29/16 (b)	300	301
American Tower Corp., 3.50%, 01/31/23	150	132
Banco Continental SA via Continental Senior Trustees II Cayman Ltd., 5.75%, 01/18/17 (a)	300	319
Banco de Credito del Peru, 4.25%, 04/01/23 (a)	100	89
Banco del Estado de Chile, 2.00%, 11/09/17 (a)	150	146
Banco do Brasil SA, 3.88%, 10/10/22	300	259
Banco Santander Brasil SA
4.50%, 04/06/15 (a)	100	102
4.63%, 02/13/17 (a)	300	309
Bank of America Corp.
6.50%, 08/01/16	350	397
0.00%,01/04/17 (d)	500	469
Banque PSA Finance SA
2.14%, 04/04/14 (b) (e)	100	100
3.88%, 01/14/15, EUR	100	138
Barclays Bank Plc, 14.00%, (callable at 100 beginning 12/15/19) (b) (f), GBP	100	217
BBVA US Senior SAU, 4.66%, 10/09/15	200	208
Caterpillar Financial Australia Ltd., 4.25%, 09/03/14, AUD	100	94
CIT Group Inc., 4.25%, 08/15/17	200	204
Citigroup Inc.
6.38%, 08/12/14	407	427
5.50%, 10/15/14	89	93
1.25%, 01/15/16	200	200
1.04%, 04/01/16 (b)	500	501
Credit Suisse AG, 6.50%, 08/08/23 (e)	200	203
Deutsche Annington Finance BV, 3.20%, 10/02/17 (a)	100	100
Eksportfinans ASA, 5.50%, 06/26/17	100	104
Fidelity National Financial Inc., 5.50%, 09/01/22	100	105
First American Financial Corp., 4.30%, 02/01/23	100	97
Ford Motor Credit Co. LLC
8.00%, 06/01/14	100	105
1.36%, 08/28/14 (b)	200	201
8.70%, 10/01/14	200	215
7.00%, 04/15/15	100	109
12.00%, 05/15/15	100	117
2.38%, 01/16/18	200	198
Goldman Sachs Group Inc.
5.95%, 01/18/18	700	791
6.15%, 04/01/18	200	229
7.50%, 02/15/19	180	218
6.00%, 06/15/20	200	227
HBOS Plc, 6.75%, 05/21/18 (a)	200	222
HSBC Bank Plc, 0.90%, 05/15/18 (b) (e)	200	200
HSBC Bank USA NA, 4.88%, 08/24/20	110	119
Hyundai Capital America, 1.88%, 08/09/16 (e)	100	100
ICICI Bank Ltd., 5.00%, 01/15/16	100	103
Intesa Sanpaolo SpA, 6.50%, 02/24/21 (a)	250	260
JPMorgan Chase & Co., 0.97%, 03/31/16 (b)	100	99
JPMorgan Chase Bank NA
0.58%, 06/13/16 (b)	250	247
5.88%, 06/13/16	300	335
5.38%, 09/28/16, GBP	100	177
0.89%, 05/31/17 (b), EUR	500	665
6.00%, 10/01/17	250	286
LBG Capital No.1 Plc, 7.59%, 05/12/20, GBP	200	338
LeasePlan Corp. NV, 2.50%, 05/16/18 (e)	200	194
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	410	483
Morgan Stanley
6.25%, 08/28/17	100	114
7.30%, 05/13/19	390	467
5.63%, 09/23/19	125	140
5.75%, 01/25/21	100	111
Nationstar Mortgage LLC, 7.88%, 10/01/20	100	104
PHH Corp., 9.25%, 03/01/16	100	117
QBE Insurance Group Ltd., 2.40%, 05/01/18 (a)	200	195
RCI Banque SA, 3.50%, 04/03/18 (e)	100	102
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17) (a) (b) (f)	100	103
Royal Bank of Scotland Plc, 9.50%, 03/16/22 (b)	100	115
Sberbank of Russia Via SB Capital SA, 5.40%, 03/24/17	200	213
SL Green Realty Corp., 4.50%, 12/01/22	100	96
SLM Corp.
3.88%, 09/10/15	150	153
8.45%, 06/15/18	200	225
UBS AG Stamford, 7.63%, 08/17/22	250	276
Walter Investment Management Corp. Term Loan B, 5.75%, 12/01/17 (b)	341	343
Wells Fargo Bank NA, 5.95%, 08/26/36	100	113
Weyerhaeuser Co., 7.38%, 10/01/19	300	366
		15,023
HEALTH CARE - 2.9%
AbbVie Inc., 1.20%, 11/06/15	100	100
Alliance Boots Ltd. Term Loan
3.49%, 11/24/16 (b), GBP	88	141
3.48%, 02/01/17 (b), GBP	12	20
Amgen Inc.
2.30%, 06/15/16	150	155
4.10%, 06/15/21	355	367
Biomet Inc. Term Loan, 3.95%, 07/25/17 (b)	149	149
WellPoint Inc., 1.25%, 09/10/15	500	503
		1,435
INDUSTRIALS - 2.6%
ADT Corp., 3.50%, 07/15/22	100	85
Aviation Capital Group Corp.
4.63%, 01/31/18 (e)	100	99
7.13%, 10/15/20 (a)	50	55
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a)	38	39
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21	125	126
General Electric Co., 5.25%, 12/06/17	130	148
International Lease Finance Corp.
6.75%, 09/01/16 (a)	200	219
7.13%, 09/01/18 (a)	90	101
Masco Corp., 6.50%, 08/15/32	100	99
Penske Truck Leasing Co. LP
3.75%, 05/11/17 (a)	40	42
3.38%, 03/15/18 (a)	100	102
USG Corp., 8.38%, 10/15/18 (a)	100	108

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2013

	Shares/Par †	Value
Verisk Analytics Inc., 4.13%, 09/12/22	100	99
		1,322
INFORMATION TECHNOLOGY - 1.2%
Autodesk Inc., 1.95%, 12/15/17	100	98
Baidu Inc., 3.25%, 08/06/18	300	300
Dell Inc. Term Loan B, 4.50%, 03/23/17 (b)	200	196
		594
MATERIALS - 2.1%
Building Materials Corp. of America, 6.75%, 05/01/21 (a)	100	107
Cemex SAB de CV, 5.88%, 03/25/19 (a)	200	192
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.13%, 12/12/17 (a)	200	199
Freeport-McMoRan Copper & Gold Inc., 3.88%, 03/15/23 (e)	100	92
Georgia-Pacific LLC, 7.38%, 12/01/25	50	63
Graphic Packaging International Inc., 4.75%, 04/15/21	50	49
Huntsman International LLC, 4.88%, 11/15/20	100	95
Rock-Tenn Co., 4.90%, 03/01/22	30	31
Walter Energy Inc., 8.50%, 04/15/21 (a)	200	167
Westlake Chemical Corp., 3.60%, 07/15/22	30	29
		1,024
TELECOMMUNICATION SERVICES - 4.1%
CC Holdings GS V LLC, 3.85%, 04/15/23	200	180
Lynx I Corp., 5.38%, 04/15/21 (a)	200	195
Telecom Italia Capital SA, 6.18%, 06/18/14	65	67
Telefonica Emisiones SAU
3.99%, 02/16/16	100	104
6.42%, 06/20/16	100	110
5.81%, 09/05/17, EUR	100	151
Verizon Communications Inc.
6.10%, 04/15/18	40	46
4.50%, 09/15/20	200	213
5.15%, 09/15/23	400	429
6.55%, 09/15/43	500	564
		2,059
UTILITIES - 1.9%
Dominion Resources Inc., 5.15%, 07/15/15	150	161
Energy Future Intermediate Holding Co. LLC, 6.88%, 08/15/17 (a)	100	102
ENN Energy Holdings Ltd., 6.00%, 05/13/21	200	212
Korea Hydro & Nuclear Power Co. Ltd., 2.88%, 10/02/18 (e)	200	199
MidAmerican Energy Holdings Co., 6.50%, 09/15/37	50	59
Niagara Mohawk Power Corp., 2.72%, 11/28/22 (e)	100	93
Western Massachusetts Electric Co., 3.50%, 09/15/21	100	101
		927
Total Corporate Bonds and Notes (cost $31,803)		31,373

GOVERNMENT AND AGENCY OBLIGATIONS - 33.9%
GOVERNMENT SECURITIES - 31.9%
Sovereign - 0.6%
Junta de Castilla y Leon, 6.51%, 03/01/19, EUR	100	151
Spain Government Bond, 3.75%, 10/31/18, EUR	100	139
		290
U.S. Treasury Securities - 31.3%
U.S. Treasury Bond
3.13%, 11/15/41 - 02/15/43	2,160	1,941
3.00%, 05/15/42 (g)	800	701
2.75%, 11/15/42 (g)	1,100	910
U.S. Treasury Note
0.50%, 08/15/14	4,100	4,114
0.25%, 08/31/14 - 09/30/14	6,400	6,408
1.50%, 08/31/18	600	604
1.75%, 05/15/23	900	834
2.50%, 08/15/23	100	99
		15,611
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.0%
Federal National Mortgage Association - 2.0%
Federal National Mortgage Association, 3.50%, 11/15/43 , TBA (h)	1,000	1,015
Total Government and Agency Obligations (cost $17,339)		16,916

PURCHASED OPTIONS - 0.0%
Put Swaption, 3 month LIBOR versus 3.45% fixed, Expiration 09/21/15, DUB	1	14
Total Purchased Options (cost $8)		14

SHORT TERM INVESTMENTS - 2.6%
Commercial Paper - 1.8%
Ford Motor Credit Co. LLC, 1.33%, 11/22/13	$100	100
Itau Unibanco NY, 1.00%, 03/03/14	400	397
Xstrata Finance Dubai Ltd., 0.74%, 10/08/13	400	400
		897
Investment Company - 0.2%
JNL Money Market Fund, 0.01% (i) (j)	96	96

Treasury Securities - 0.6%
U.S. Treasury Bill
0.01%, 02/06/14 (g)	$38	38
0.09%, 05/01/14 (g)	271	271
		309
Total Short Term Investments (cost $1,302)		1,302

Total Investments - 103.2% (cost $52,364)		51,486
Other Assets and Liabilities, Net - (3.2%)		(1,616)
Total Net Assets - 100.0%		$49,870

(a)                                 Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of September 30, 2013, the value of Rule 144A and Section 4(2) liquid securities was $6,536.

(b)                                 Variable rate security. Rate stated was in effect as of September 30, 2013.

(c)                                  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(d)                                 Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e)                                  Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has not deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. See Restricted Securities Note in these Schedules of Investments.

(f)                                   Perpetual security.

See accompanying Notes to Schedules of Investments.

(g)                                  All or a portion of the security is pledged or segregated as collateral.

(h)                                 All or a portion of the investment was purchased on a delayed delivery basis. As of September 30, 2013, the total cost of investments purchased on a delayed delivery basis was $1,005.

(i)                                     Investment in affiliate.

(j)                                    Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The following table details restricted securities, including Rule 144A securities, that have not been deemed liquid, held by the Fund at September 30, 2013.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Aviation Capital Group Corp., 4.63%, 01/31/18	02/12/2013	$102	$99	0.2%
Banque PSA Finance SA, 2.14%, 04/04/14	02/20/2013	100	100	0.2
Credit Suisse AG, 6.50%, 08/08/23	08/27/2013	201	203	0.4
Freeport-McMoRan Copper & Gold Inc., 3.88%, 03/15/23	03/01/2013	100	92	0.2
HSBC Bank Plc, 0.90%, 05/15/18	08/27/2013	200	200	0.4
Hyundai Capital America, 1.88%, 08/09/16	08/07/2013	100	100	0.2
Korea Hydro & Nuclear Power Co. Ltd., 2.88%, 10/02/18	09/26/2013	199	199	0.4
LeasePlan Corp NV, 2.50%, 05/16/18	05/08/2013	199	194	0.4
Niagara Mohawk Power Corp., 2.72%, 11/28/22	11/21/2012	100	93	0.2
RCI Banque SA, 3.50%, 04/03/18	03/26/2013	100	102	0.2
		$1,401	$1,382	2.8%

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Credit Default Swaption
CDX.NA.IG-20, 5 Year Call Option, BOA	12/18/2013	0.65	4	$—
CDX.NA.IG-20, 5 Year Put Option, BNP	12/18/2013	1.00	4	(1)
CDX.NA.IG-20, 5 Year Put Option, BOA	12/18/2013	0.90	5	(1)
CDX.NA.IG-20, 5 Year Put Option, BOA	12/18/2013	1.00	7	(1)
CDX.NA.IG-20, 5 Year Put Option, BOA	12/18/2013	1.10	4	—
CDX.NA.IG-20, 5 Year Put Option, CIT	12/18/2013	0.90	2	—
CDX.NA.IG-20, 5 Year Put Option, MSS	12/18/2013	1.00	10	(1)
CDX.NA.IG-20, 5 Year Put Option, MSS	12/18/2013	1.10	4	—
			40	$(4)
Interest Rate Swaptions
Call Swaption, 3 month Euribor versus 0.40% fixed, BBP	03/14/2014	N/A	1	$—
Call Swaption, 3 month Euribor versus 0.40% fixed, BOA	03/12/2014	N/A	4	(1)
Call Swaption, 3 month Euribor versus 0.40% fixed, DUB	03/12/2014	N/A	2	—
Call Swaption, 3 month Euribor versus 0.40% fixed, GSC	03/12/2014	N/A	1	—
Put Swaption, 3 month Euribor versus 0.40% fixed, BBP	03/14/2014	N/A	1	—
Put Swaption, 3 month Euribor versus 0.40% fixed, BOA	03/12/2014	N/A	4	(1)
Put Swaption, 3 month Euribor versus 0.40% fixed, DUB	03/12/2014	N/A	2	—
Put Swaption, 3 month Euribor versus 0.40% fixed, GSC	03/12/2014	N/A	1	—
Put Swaption, 3 month LIBOR versus 1.50% fixed, GSC	10/28/2013	N/A	19	(13)
Put Swaption, 3 month LIBOR versus 1.90% fixed, GSC	10/18/2013	N/A	21	(1)
Put Swaption, 3 month LIBOR versus 1.90% fixed, MSS	10/18/2013	N/A	42	(1)
Put Swaption, 3 month LIBOR versus 1.90% fixed, UBS	10/18/2013	N/A	10	—
Put Swaption, 3 month LIBOR versus 2.50% fixed, DUB	09/21/2015	N/A	2	(7)
Put Swaption, 6 month Euribor versus 1.75% fixed, MSS	10/25/2013	N/A	1	(1)
			111	$(25)

See accompanying Notes to Schedules of Investments.

Summary of Written Options

	Contracts	Premiums
Options outstanding at December 31, 2012	5	$4
Options written during the period	200,262	99
Options closed during the period	(13)	(9)
Options expired during the period	(200,103)	(20)
Options outstanding at September 30, 2013	151	$74

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation
90-Day Eurodollar Future	March 2015	20	$1
90-Day Eurodollar Future	June 2015	72	11
U.S. Treasury Note Future, 5-Year	December 2013	9	17
			$29

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
BRL/USD	11/04/2013	CSI	BRL	87	$39	$1
EUR/USD	10/02/2013	JPM	EUR	21	28	—
EUR/USD	10/02/2013	GSC	EUR	915	1,238	—
MXN/USD	12/17/2013	JPM	MXN	1,639	124	1
USD/AUD	10/02/2013	BOA	AUD	(108)	(101)	(5)
USD/CAD	12/23/2013	CIT	CAD	(36)	(35)	—
USD/EUR	10/02/2013	CIT	EUR	(853)	(1,154)	(16)
USD/EUR	10/02/2013	CIT	EUR	(83)	(112)	(2)
USD/EUR	11/04/2013	GSC	EUR	(915)	(1,238)	—
USD/EUR	11/04/2013	CIT	EUR	(5)	(7)	—
USD/GBP	12/12/2013	CSI	GBP	(561)	(908)	(27)
USD/JPY	10/17/2013	UBS	JPY	(700)	(7)	—
USD/JPY	10/17/2013	GSC	JPY	(900)	(9)	—
					$(2,141)	$(48)

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
BOA	Brazil Interbank Deposit Rate	Paying	8.42%	01/02/2017	BRL	600	$(17)
BOA	Brazil Interbank Deposit Rate	Paying	8.91%	01/02/2017	BRL	2,100	(47)
BOA	Brazil Interbank Deposit Rate	Paying	8.91%	01/02/2017	BRL	2,000	(45)
DUB	Mexican Interbank Rate	Paying	5.00%	02/22/2023	MXN	18,500	(145)
GSB	Brazil Interbank Deposit Rate	Paying	8.72%	01/02/2017	BRL	800	(16)
MSS	Brazil Interbank Deposit Rate	Paying	9.14%	01/02/2017	BRL	1,300	(29)
							$(299)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Paying	0.95%	05/01/2018		200	$(4)
N/A	3-Month LIBOR	Paying	1.00%	06/19/2018		800	(10)
N/A	3-Month LIBOR	Paying	1.50%	12/18/2018		500	2
N/A	3-Month LIBOR	Paying	2.00%	12/18/2018		3,300	47
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	4.25%	12/11/2023	AUD	600	(9)
N/A	6-Month Euribor	Paying	2.25%	09/19/2024	EUR	200	(3)
N/A	British Bankers’ Association Yen LIBOR	Paying	1.00%	09/18/2023	JPY	60,000	(10)
							$13

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2013

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - sell protection (3)
CIT	AT&T Inc., 1.60%, 02/15/2017	0.59%	1.00%	12/20/2017	$(150)	$3	$1
BOA	Barrick Gold Corp., 5.80%, 11/15/2034	2.42%	1.00%	06/20/2018	(100)	(6)	(3)
BBP	Berkshire Hathaway Inc., 2.45%, 12/15/2015	0.61%	1.00%	12/20/2017	(200)	3	6
BBP	Citigroup Inc., 6.13%, 05/15/2018	0.85%	1.00%	12/20/2017	(100)	1	3
MSS	D.R. Horton Inc., 5.25%, 02/15/2015	2.01%	1.00%	09/20/2018	(100)	(5)	2
CSI	Encana Corp., 4.75%, 10/15/2013	1.04%	1.00%	03/20/2018	(100)	—	1
CSI	Federated Republic of Brazil, 12.25%, 03/06/2030	1.49%	1.00%	09/20/2017	(100)	(2)	—
MSC	Federated Republic of Brazil, 12.25%, 03/06/2030	1.44%	1.00%	06/20/2017	(100)	(2)	1
CSI	Finmeccanica Finance S.A., 5.75%, 12/12/2018	3.03%	5.00%	03/20/2018	(135)	11	3
BBP	Ford Motor Co., 6.50%, 08/01/2018	0.58%	5.00%	12/20/2015	(50)	5	—
GSI	KB Home, 9.10%, 09/15/2017	3.43%	5.00%	09/20/2018	(100)	7	2
CIT	Kinder Morgan Energy Partners LP, 3.50%, 03/01/2016	1.45%	1.00%	03/20/2023	(200)	(7)	5
CIT	MCDX.NA.20-V1	N/A	1.00%	06/20/2018	(100)	(1)	—
BBP	Metlife Inc., 4.75%, 02/08/2021	0.82%	1.00%	12/20/2017	(200)	2	9
BOA	Metlife Inc., 4.75%, 02/08/2021	0.82%	1.00%	12/20/2017	(100)	1	5
CSI	MGM Resorts International, 7.63%, 01/15/2017	2.64%	5.00%	03/20/2018	(300)	30	29
CIT	Newmont Mining Corp., 5.88%, 04/01/2035	2.49%	1.00%	06/20/2018	(100)	(7)	(4)
BBP	Petrobras International Finance Co., 8.38%, 12/10/2018	1.04%	1.00%	03/20/2014	(200)	—	1
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	1.67%	1.00%	06/20/2015	(100)	(1)	—
DUB	Petrobras International Finance Co., 8.38%, 12/10/2018	1.55%	1.00%	03/20/2015	(100)	(1)	—
GSI	Plains All American Pipeline, 3.95%, 09/15/2015	0.57%	1.00%	12/20/2017	(100)	2	1
BBP	Prudential Financial Inc., 4.50%, 07/15/2013	0.89%	1.00%	12/20/2017	(100)	—	3
BOA	Prudential Financial Inc., 4.50%, 07/15/2013	0.89%	1.00%	12/20/2017	(100)	—	4
DUB	Russian Federation, 7.50%, 03/31/2030	1.41%	1.00%	06/20/2017	(60)	(1)	3
GSI	Sony Corp., 1.57%, 06/19/2015	1.28%	1.00%	03/20/2018	(102)	(1)	6
CIT	Teck Resources Ltd., 3.15%, 01/15/2017	1.57%	1.00%	06/20/2018	(100)	(3)	2
CSI	United Mexican States, 5.95%, 03/19/2019	0.97%	1.00%	09/20/2017	(100)	—	1
GSI	United Mexican States, 5.95%, 03/19/2019	0.93%	1.00%	06/20/2017	(100)	—	3
DUB	Whirlpool Corp., 7.75%, 07/15/2016	0.79%	1.00%	03/20/2018	(100)	1	2
					$(3,497)	$29	$86
Centrally Cleared Credit Default Swap Agreements
Credit Default Swap Agreements - sell protection (3)
N/A	CDX.NA.IG-18	N/A	1.00%	06/20/2017	$(275)	$5	$1
N/A	CDX.NA.IG-18	N/A	1.00%	06/20/2022	(3,450)	(41)	21
N/A	CDX.NA.IG-19	N/A	1.00%	12/20/2017	(500)	8	2
N/A	CDX.NA.IG-19	N/A	1.00%	12/20/2022	(2,350)	(37)	34
N/A	CDX.NA.IG-21	N/A	1.00%	12/20/2018	(7,900)	70	(15)
					$(14,475)	$5	$43
Credit default swap agreements - purchase protection (2)
N/A	iTraxx Europe Series 18	N/A	1.00%	12/20/2017	$900	$(8)	$(14)

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Curian/PineBridge Merger Arbitrage Fund
COMMON STOCKS - 58.8%

CONSUMER DISCRETIONARY - 20.6%
Cooper Tire & Rubber Co.	344	$10,586
OfficeMax Inc.	653	8,352
Rue21 Inc. (a)	163	6,559
Saks Inc. (a)	235	3,744
SHFL Entertainment Inc. (a)	424	9,743
WMS Industries Inc. (a)	473	12,269
		51,253
CONSUMER STAPLES - 1.5%
Harris Teeter Supermarkets Inc.	74	3,635

FINANCIALS - 9.6%
Colonial Properties Trust	319	7,175
Hudson City Bancorp Inc.	759	6,869
NYSE Euronext	236	9,907
		23,951
HEALTH CARE - 12.1%
CML HealthCare Inc.	230	2,398
Health Management Associates Inc. - Class A (a)	192	2,458
Life Technologies Corp. (a)	146	10,910
Onyx Pharmaceuticals Inc. (a)	35	4,351
Warner Chilcott Plc - Class A	432	9,880
		29,997
INDUSTRIALS - 0.8%
Michael Baker Corp.	48	1,956

INFORMATION TECHNOLOGY - 10.5%
AsiaInfo-Linkage Inc. (a)	517	5,968
Dell Inc.	357	4,915
Globecomm Systems Inc. (a)	212	2,974
Molex Inc. - Class A	96	3,690
Sourcefire Inc. (a)	105	8,005
Spreadtrum Communications Inc. - ADR	20	624
		26,176
MATERIALS - 0.3%
Zoltek Cos. Inc. (a)	38	626

UTILITIES - 3.4%
NV Energy Inc.	362	8,544
Total Common Stocks (cost $141,612)		146,138

SHORT TERM INVESTMENTS - 24.8%

Investment Company - 17.1%
JNL Money Market Fund, 0.01% (b) (c)	42,442	42,442

Treasury Securities - 7.7%
U.S. Treasury Bill
0.01%, 11/07/13	$8,000	8,000
0.02%, 11/14/13	8,000	8,000
0.01%, 11/21/13	3,000	3,000
		19,000
Total Short Term Investments (cost $61,441)		61,442

Total Investments - 83.6% (cost $203,053)		207,580
Total Securities Sold Short - (15.2%) (proceeds $32,878)		(37,753)
Other Assets and Liabilities, Net - 31.6%		78,567
Total Net Assets - 100.0%		$248,394

SECURITIES SOLD SHORT - 15.2%
COMMON STOCKS - 15.2%

CONSUMER DISCRETIONARY - 3.4%
Office Depot Inc.	1,757	$8,485

FINANCIALS - 7.6%
IntercontinentalExchange Inc.	40	7,292
M&T Bank Corp.	38	4,283
Mid-America Apartment Communities Inc.	115	7,177
		18,752
HEALTH CARE - 4.2%
Actavis Inc.	69	9,963
Community Health Systems Inc.	13	553
		10,516
Total Securities Sold Short - 15.2% (proceeds $32,878)		$37,753

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.

Curian/Schroder Emerging Europe Fund
COMMON STOCKS - 95.8%

CYPRUS - 1.2%
Eurasia Drilling Co. Ltd. - GDR	6	$250

GREECE - 0.5%
Folli Follie SA (a)	4	109

HUNGARY - 4.3%
OTP Bank Plc	17	328
Richter Gedeon Nyrt	32	549
		877
KAZAKHSTAN - 2.0%
Halyk Savings Bank of Kazakhstan JSC - GDR	51	402

POLAND - 11.4%
Bank Pekao SA	1	66
Cyfrowy Polsat SA (a)	33	224
Eurocash SA	11	172
Powszechna Kasa Oszczednosci Bank Polski SA	83	989
Powszechny Zaklad Ubezpieczen SA	6	848
		2,299
PORTUGAL - 1.0%
Jeronimo Martins SGPS SA	10	207

RUSSIAN FEDERATION - 57.1%
Gazprom Neft OAO - ADR	7	155
Gazprom OAO - ADR	110	967
Lukoil OAO - ADR	38	2,435
Luxoft Holding Inc. - Class A (a)	7	173
Magnit OJSC	3	816
Magnit OJSC - GDR	3	182
Mail.ru Group Ltd. - GDR	19	728
MD Medical Group Investments Plc - GDR	5	59
MegaFon OAO - GDR	8	291
Mobile Telesystems OJSC	48	475
Mobile Telesystems OJSC - ADR	23	516
Moscow Exchange MICEX-RTS OAO	95	181
NovaTek OAO - GDR	5	700
Sberbank of Russia - ADR	156	1,878

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Sistema JSFC - GDR	15	380
Surgutneftegas OAO - ADR	96	687
Tatneft OAO - GDR	23	902
		11,525
TURKEY - 17.8%
Akbank TAS	85	311
Coca-Cola Icecek A/S	9	223
Ford Otomotiv Sanayi A/S	9	120
Haci Omer Sabanci Holding A/S	101	489
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S - Class D (a)	—	—
KOC Holding A/S	58	268
Tupras Turkiye Petrol Rafinerileri A/S	10	221
Turk Hava Yollari	89	340
Turk Traktor ve Ziraat Makineleri A/S	6	167
Turkcell Iletisim Hizmetleri A/S (a)	127	744
Turkiye Garanti Bankasi AS	40	159
Turkiye Halk Bankasi A/S	74	542
		3,584
UNITED STATES OF AMERICA - 0.5%
EPAM Systems Inc. (a)	3	91
Total Common Stocks (cost $19,193)		19,344

PREFERRED STOCKS - 1.1%

RUSSIAN FEDERATION - 1.1%
Sberbank of Russia	54	118
Surgutneftegas OAO	168	101
Total Preferred Stocks (cost $235)		219

SHORT TERM INVESTMENTS - 2.7%

Investment Company - 2.7%
JNL Money Market Fund, 0.01% (b) (c)	544	544
Total Short Term Investments (cost $544)		544

Total Investments - 99.6% (cost $19,972)		20,107
Other Assets and Liabilities, Net - 0.4%		80
Total Net Assets - 100.0%		$20,187

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.

Curian/The Boston Company Equity Income Fund
COMMON STOCKS - 97.5%

CONSUMER DISCRETIONARY - 12.1%
Carnival Plc	9	$280
Johnson Controls Inc.	12	492
Kohl’s Corp.	5	268
Newell Rubbermaid Inc.	5	128
Omnicom Group Inc.	6	376
Regal Entertainment Group - Class A (a)	14	260
Time Warner Inc.	6	363
Twenty-First Century Fox Inc. - Class A	8	271
Viacom Inc. - Class B	9	761
Walt Disney Co.	12	783
		3,982
CONSUMER STAPLES - 4.4%
Coca-Cola Enterprises Inc.	14	571
CVS Caremark Corp.	8	470
PepsiCo Inc.	5	384
		1,425
ENERGY - 10.6%
BP Plc - ADR	6	250
Chevron Corp.	9	1,145
Occidental Petroleum Corp.	17	1,565
Phillips 66	5	300
Schlumberger Ltd.	2	206
		3,466
FINANCIALS - 29.2%
American International Group Inc.	8	410
Ameriprise Financial Inc.	8	686
Bank of America Corp.	27	369
Berkshire Hathaway Inc. - Class B (b)	4	502
Capital One Financial Corp.	6	397
Citigroup Inc.	20	981
Comerica Inc.	6	253
Fifth Third Bancorp	21	381
Goldman Sachs Group Inc.	4	570
Hartford Financial Services Group Inc.	8	237
Invesco Ltd.	12	375
JPMorgan Chase & Co.	28	1,433
MetLife Inc.	15	681
Moody’s Corp.	2	144
Morgan Stanley	8	221
TD Ameritrade Holding Corp.	14	372
Travelers Cos. Inc.	1	104
U.S. Bancorp	16	592
Wells Fargo & Co.	21	882
		9,590
HEALTH CARE - 8.8%
AbbVie Inc.	5	213
Amgen Inc.	1	150
Baxter International Inc.	4	244
Cardinal Health Inc.	9	482
Johnson & Johnson	3	218
McKesson Corp.	3	338
Merck & Co. Inc.	3	127
Pfizer Inc.	39	1,107
		2,879
INDUSTRIALS - 10.7%
Cummins Inc.	4	510
Delta Air Lines Inc.	11	265
Eaton Corp. Plc	8	550
FedEx Corp.	2	242
General Electric Co.	43	1,039
Honeywell International Inc.	8	628
Pitney Bowes Inc. (a)	14	260
		3,494
INFORMATION TECHNOLOGY - 13.4%
Accenture Plc - Class A	3	219
Applied Materials Inc.	21	376
Avago Technologies Ltd.	13	558
Cisco Systems Inc.	46	1,067
EMC Corp.	10	267
Oracle Corp.	4	123
QUALCOMM Inc.	8	524
Texas Instruments Inc.	21	858
Xilinx Inc.	8	397
		4,389
MATERIALS - 4.2%
Dow Chemical Co.	7	277

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
International Paper Co.	4	159
LyondellBasell Industries NV - Class A	4	267
Martin Marietta Materials Inc.	5	499
Vulcan Materials Co.	3	160
		1,362
TELECOMMUNICATION SERVICES - 1.6%
Windstream Holdings Inc. (a)	67	537

UTILITIES - 2.5%
NextEra Energy Inc.	3	229
NRG Energy Inc.	11	310
NRG Yield Inc. - Class A (b)	10	291
		830
Total Common Stocks (cost $29,377)		31,954

PREFERRED STOCKS - 0.8%

CONSUMER DISCRETIONARY - 0.8%
General Motors Co., 4.75%, 12/01/13	5	262
Total Preferred Stocks (cost $249)		262

SHORT TERM INVESTMENTS - 6.7%

Investment Company - 3.5%
JNL Money Market Fund, 0.01% (c) (d)	1,158	1,158

Securities Lending Collateral - 3.2%
Fidelity Institutional Money Market Portfolio, 0.08% (d)	100	100
Repurchase Agreement with CSI, 0.05% (Collateralized by $2,088 U.S. Treasury Note Strip, due 11/15/27-11/15/39, value $968) acquired on 09/30/13, due 10/01/13 at $949	$949	949
		1,049
Total Short Term Investments (cost $2,207)		2,207

Total Investments - 105.0% (cost $31,833)		34,423
Other Assets and Liabilities, Net - (5.0%)		(1,629)
Total Net Assets - 100.0%		$32,794

(a)	All or portion of the security was on loan.
(b)	Non-income producing security.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.

Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
CONSUMER DISCRETIONARY - 13.7%
AMC Networks Inc. - Class A (a) (b)	11	$722
Best Buy Co. Inc.	38	1,422
Comcast Corp. - Class A	7	306
Daimler AG	20	1,536
Delphi Automotive Plc (b)	5	310
DISH Network Corp. - Class A	7	310
Esprit Holdings Ltd. (c)	335	536
Great Wall Motor Co. Ltd. - Class H (c)	126	682
Kohl’s Corp.	4	188
Las Vegas Sands Corp.	5	334
Lowe’s Cos. Inc. (b)	23	1,098
Michael Kors Holdings Ltd. (a) (b)	5	345
Priceline.com Inc. (a) (b)	1	991
PVH Corp. (b)	3	335
SJM Holdings Ltd. (c)	712	2,006
Starbucks Corp.	4	309
The Jones Group Inc. (b)	38	578
Tractor Supply Co. (b)	10	665
TRW Automotive Holdings Corp. (a) (b)	5	365
Twenty-First Century Fox Inc. - Class A (b)	10	319
Under Armour Inc. - Class A (a)	4	285
Urban Outfitters Inc. (a) (b)	8	292
Viacom Inc. - Class B (b)	4	333
William Hill Plc	83	541
Williams-Sonoma Inc. (b)	18	999
		15,807
CONSUMER STAPLES - 9.2%
Avon Products Inc. (b)	18	363
Brown-Forman Corp. - Class B (b)	13	918
Carrefour SA	17	581
Cia de Bebidas das Americas - ADR	66	2,532
Coca-Cola Enterprises Inc. (b)	9	359
Costco Wholesale Corp. (b)	6	716
CVS Caremark Corp.	3	196
Dean Foods Co. (a)	17	337
Mondelez International Inc. - Class A	11	357
PepsiCo Inc.	4	340
Philip Morris International Inc.	3	294
SABMiller Plc	30	1,546
Unilever NV - ADR	36	1,363
WhiteWave Foods Co. - Class A (a) (b)	16	318
Whole Foods Market Inc. (b)	6	330
		10,550
ENERGY - 6.5%
Anadarko Petroleum Corp.	3	281
Cameron International Corp. (a)	4	254
Ensco Plc - Class A (b)	14	733
EOG Resources Inc.	3	440
National Oilwell Varco Inc.	4	296
Noble Energy Inc. (b)	6	400
Peabody Energy Corp.	20	353
Petroleo Brasileiro SA - Petrobras - ADR (b)	28	428
Pioneer Natural Resources Co. (b)	10	1,888
Range Resources Corp. (b)	11	836
Superior Energy Services Inc. (a) (b)	26	645
Technip SA	2	232
Weatherford International Ltd. (a) (b)	27	408
Whiting Petroleum Corp. (a) (b)	5	322
		7,516
FINANCIALS - 13.0%
Allstate Corp.	6	314
Banco Santander Brasil SA - ADR (b)	48	332
Bank of America Corp.	102	1,404
CBOE Holdings Inc. (b)	3	156
Columbia Banking System Inc.	7	183
E*TRADE Financial Corp. (a)	129	2,132
esure Group Plc	180	711
EverBank Financial Corp. (b)	24	359
Fifth Third Bancorp	11	195
First Financial Holdings Inc. (b)	14	774
Greenhill & Co. Inc.	7	371
Hartford Financial Services Group Inc. (b)	38	1,192
Invesco Ltd. (b)	27	869
Morgan Stanley (b)	7	190
Muenchener Rueckversicherungs AG	6	1,075
Nationstar Mortgage Holdings Inc. (a)	4	203
Portfolio Recovery Associates Inc. (a) (b)	7	433
ProLogis Inc. (b)	31	1,151
SunTrust Banks Inc. (b)	9	302
SVB Financial Group (a) (b)	10	837
TD Ameritrade Holding Corp. (b)	55	1,450

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
UMB Financial Corp. (b)	6	317
		14,950
HEALTH CARE - 16.1%
Actavis Inc. (a) (b)	2	281
Aetna Inc. (b)	3	223
Alexion Pharmaceuticals Inc. (a)	3	303
Alkermes Plc (a) (b)	5	164
Alnylam Pharmaceuticals Inc. (a)	3	206
AmerisourceBergen Corp.	4	264
Amgen Inc. (b)	8	909
Biogen Idec Inc. (a)	1	342
Bristol-Myers Squibb Co.	9	393
CareFusion Corp. (a) (b)	22	816
Catamaran Corp. (a)	4	189
Celgene Corp. (a) (b)	2	273
Celldex Therapeutics Inc. (a)	3	91
CIGNA Corp.	8	588
CR Bard Inc.	2	202
Emergent BioSolutions Inc. (a)	132	2,510
Envision Healthcare Holdings Inc. (a)	5	124
Gilead Sciences Inc. (a) (b)	8	506
Hanger Orthopedic Group Inc. (a) (b)	19	627
HCA Holdings Inc. (b)	17	711
Illumina Inc. (a) (b)	3	262
Incyte Corp. (a)	8	294
Isis Pharmaceuticals Inc. (a)	5	189
MEDNAX Inc. (a) (b)	10	1,035
Medtronic Inc.	3	166
Mylan Inc. (a)	6	226
Perrigo Co. (b)	8	956
Pfizer Inc.	17	480
Regeneron Pharmaceuticals Inc. (a) (b)	1	435
Salix Pharmaceuticals Ltd. (a) (b)	16	1,098
Sanofi	9	877
Universal Health Services Inc. - Class B (b)	3	211
Vertex Pharmaceuticals Inc. (a) (b)	3	213
WuXi PharmaTech Cayman Inc. - ADR (a)	89	2,451
		18,615
INDUSTRIALS - 8.5%
Alstom SA	5	192
Equifax Inc. (b)	9	534
Ingersoll-Rand Plc (b)	26	1,680
Kirby Corp. (a) (b)	14	1,245
Landstar System Inc. (b)	18	1,028
Manpowergroup Inc. (b)	7	485
Parker Hannifin Corp. (b)	5	562
Regal-Beloit Corp.	4	302
Rush Enterprises Inc. - Class A (a) (b)	20	543
Steelcase Inc. - Class A (b)	104	1,728
Tyco International Ltd. (b)	19	666
Union Pacific Corp. (b)	4	679
Woodward Inc.	5	207
		9,851
INFORMATION TECHNOLOGY - 20.0%
Adobe Systems Inc. (a) (b)	9	473
Agilent Technologies Inc. (b)	4	180
Amphenol Corp. - Class A (b)	11	852
Applied Materials Inc. (b)	14	244
Applied Micro Circuits Corp. (a) (b)	171	2,201
Avago Technologies Ltd. (b)	5	229
Avnet Inc. (b)	38	1,593
Ciena Corp. (a)	89	2,213
Cognizant Technology Solutions Corp. - Class A (a)	3	237
CSG Systems International Inc. (b)	60	1,506
Dealertrack Technologies Inc. (a) (b)	39	1,673
EMC Corp. (b)	20	519
Facebook Inc. - Class A (a) (b)	7	372
Finisar Corp. (a) (b)	17	374
Google Inc. - Class A (a) (b)	1	657
Heartland Payment Systems Inc. (b)	26	1,034
Intuit Inc.	12	768
JDS Uniphase Corp. (a) (b)	153	2,244
Juniper Networks Inc. (a) (b)	55	1,096
Lattice Semiconductor Corp. (a) (b)	61	272
Linkedin Corp. - Class A (a) (b)	1	330
Micron Technology Inc. (a)	15	271
Salesforce.com Inc. (a) (b)	6	308
SanDisk Corp. (b)	3	204
Seagate Technology Plc (b)	8	368
ServiceNow Inc. (a) (b)	5	247
Telefonaktiebolaget LM Ericsson - ADR	26	348
Texas Instruments Inc. (b)	5	221
Visa Inc. - Class A (b)	4	736
Western Digital Corp. (b)	6	389
Xilinx Inc.	18	861
		23,020
MATERIALS - 5.9%
Chemtura Corp. (a) (b)	34	789
Clariant AG	43	724
CRH Plc	14	338
Eastman Chemical Co. (b)	4	297
International Paper Co. (b)	13	588
LyondellBasell Industries NV - Class A (b)	3	212
PPG Industries Inc. (b)	6	941
Praxair Inc. (b)	3	363
Rio Tinto Ltd.	5	291
Sherwin-Williams Co. (b)	4	793
Valspar Corp. (b)	9	548
Vulcan Materials Co. (b)	18	937
		6,821
TELECOMMUNICATION SERVICES - 0.8%
Mobile Telesystems OJSC - ADR	19	433
T-Mobile US Inc. (a) (b)	17	454
		887
UTILITIES - 2.0%
Centerpoint Energy Inc.	13	312
Drax Group Plc	36	399
DTE Energy Co.	4	248
National Grid Plc	28	329
NextEra Energy Inc.	4	351
Northeast Utilities	7	281
NRG Energy Inc.	14	387
		2,307
Total Common Stocks (cost $95,011)		110,324

SHORT TERM INVESTMENTS - 3.2%

Investment Company - 0.8%
JNL Money Market Fund, 0.01% (d) (e)	970	970

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Securities Lending Collateral - 2.4%
Repurchase Agreement with CSI, 0.05% (Collateralized by $5,966 U.S. Treasury Note Strip, due 11/15/27-11/15/39, value $2,766) acquired on 09/30/13, due 10/01/13 at $2,712	$2,712	2,712
Total Short Term Investments (cost $3,682)		3,682

Total Investments - 98.9% (cost $98,693)		114,006
Total Securities Sold Short - (92.8%) (proceeds $99,216)		(106,966)
Other Assets and Liabilities, Net - 93.9%		108,248
Total Net Assets - 100.0%		$115,288

SECURITIES SOLD SHORT - 92.8%
COMMON STOCKS - 80.8%

CONSUMER DISCRETIONARY - 12.8%
Ann Inc.	8	$273
Bayerische Motoren Werke AG	14	1,551
Bed Bath & Beyond Inc.	13	1,023
Carnival Plc	27	885
Chipotle Mexican Grill Inc. - Class A	2	969
Coach Inc.	4	235
DIRECTV	4	224
Discovery Communications Inc. - Class A	3	235
Dunkin’ Brands Group Inc.	22	1,002
Gap Inc.	5	184
Gentex Corp.	10	256
Golden Eagle Retail Group Ltd.	402	628
Li & Fung Ltd.	992	1,445
Li & Fung Ltd. - ADR	80	230
Marriott International Inc. - Class A	26	1,112
Panera Bread Co. - Class A	3	541
PetSmart Inc.	33	2,520
Ralph Lauren Corp. - Class A	1	224
Six Flags Entertainment Corp.	6	198
Tiffany & Co.	1	99
Time Warner Cable Inc.	2	204
Wynn Resorts Ltd.	5	722
		14,760
CONSUMER STAPLES - 8.7%
Casino Guichard Perrachon SA	4	457
Constellation Brands Inc. - Class A	5	289
Dr. Pepper Snapple Group Inc.	5	233
Estee Lauder Cos. Inc. - Class A	4	275
Flowers Foods Inc.	29	625
General Mills Inc.	38	1,838
Hain Celestial Group Inc.	11	857
Hormel Foods Corp.	17	725
Kimberly-Clark Corp.	9	888
Sysco Corp.	9	293
Tesco Plc	269	1,563
Tingyi Cayman Islands Holding Corp.	638	1,692
Tyson Foods Inc. - Class A	9	243
		9,978
ENERGY - 6.0%
Bill Barrett Corp.	44	1,098
Cameco Corp.	18	333
China Petroleum & Chemical Corp. - ADR - Class H	9	717
Comstock Resources Inc.	73	1,161
Devon Energy Corp.	9	493
EXCO Resources Inc.	48	323
HollyFrontier Corp.	10	441
Seadrill Ltd.	25	1,121
Ultra Petroleum Corp.	62	1,284
		6,971
FINANCIALS - 11.3%
ACE Ltd.	2	168
Admiral Group Plc	36	713
Aflac Inc.	19	1,198
American Tower Corp.	4	311
AvalonBay Communities Inc.	9	1,199
City National Corp.	11	704
Comerica Inc.	30	1,160
Cullen/Frost Bankers Inc.	10	732
Discover Financial Services	15	760
Federated Investors Inc. - Class B	5	124
First Republic Bank	3	149
Hannover Rueckversicherung SE	19	1,385
Hanover Insurance Group Inc.	13	706
National Penn Bancshares Inc.	39	393
New York Community Bancorp Inc.	61	919
Post Properties Inc.	5	241
RenaissanceRe Holdings Ltd.	7	607
Travelers Cos. Inc.	11	948
Trustmark Corp.	22	573
		12,990
HEALTH CARE - 15.2%
Acorda Therapeutics Inc.	5	163
Aegerion Pharmaceuticals Inc.	3	227
Conmed Corp.	54	1,839
Dentsply International Inc.	5	219
Endo Health Solutions Inc.	40	1,819
Forest Laboratories Inc.	4	164
H Lundbeck A/S	13	287
Haemonetics Corp.	34	1,362
Hospira Inc.	4	173
Integra LifeSciences Holdings Corp.	49	1,990
Intuitive Surgical Inc.	1	516
Ironwood Pharmaceuticals Inc. - Class A	17	198
Laboratory Corp. of America Holdings	2	207
Masimo Corp.	51	1,362
Myriad Genetics Inc.	8	189
Novo-Nordisk A/S - ADR	4	663
Patterson Cos. Inc.	5	215
Qiagen NV	9	199
Sarepta Therapeutics Inc.	6	264
United Therapeutics Corp.	3	252
Valeant Pharmaceuticals International Inc.	13	1,347
Varian Medical Systems Inc.	19	1,433
Vivus Inc.	14	128
WellCare Health Plans Inc.	3	213
West Pharmaceutical Services Inc.	50	2,065
		17,494
INDUSTRIALS - 7.9%
AGCO Corp.	3	201
AO Smith Corp.	5	217
Applied Industrial Technologies Inc.	25	1,289
Chicago Bridge & Iron Co. NV	6	405
Copart Inc.	13	398
Deere & Co.	7	586
Fastenal Co.	15	775
Finning International Inc.	71	1,637
Kennametal Inc.	32	1,479
MSC Industrial Direct Co. Inc. - Class A	10	819
Quanta Services Inc.	14	391
Sandvik AB	14	199
Titan Machinery Inc.	17	275

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
UTi Worldwide Inc.	29	446
		9,117
INFORMATION TECHNOLOGY - 11.2%
Activision Blizzard Inc.	13	223
Aixtron SE NA - ADR	103	1,747
Aruba Networks Inc.	19	317
AU Optronics Corp. - ADR	61	223
Broadcom Corp. - Class A	12	316
Concur Technologies Inc.	16	1,749
Corning Inc.	47	680
Equinix Inc.	6	1,061
Hewlett-Packard Co.	30	624
International Business Machines Corp.	3	643
LG Display Co. Ltd. - ADR	18	220
Mellanox Technologies Ltd.	10	382
Power Integrations Inc.	36	1,947
Rackspace Hosting Inc.	13	677
SAP AG - ADR	23	1,699
Western Union Co.	21	400
		12,908
MATERIALS - 4.8%
Albemarle Corp.	19	1,165
Alcoa Inc.	116	941
BASF SE	6	609
Greif Inc. - Class A	13	642
Mosaic Co.	15	658
United States Steel Corp.	56	1,145
Yara International ASA	9	371
		5,531
TELECOMMUNICATION SERVICES - 1.3%
AT&T Inc.	10	334
China Mobile Ltd. - ADR	4	218
Crown Castle International Corp.	4	315
SBA Communications Corp.	4	356
Verizon Communications Inc.	7	335
		1,558
UTILITIES - 1.6%
Centrica Plc	75	446
Consolidated Edison Co.	7	363
Duke Energy Corp.	4	287
Entergy Corp.	6	377
Southern Co.	8	339
		1,812
Total Common Stocks (proceeds $86,476)		93,119

PREFERRED STOCKS - 1.9%

CONSUMER STAPLES - 1.9%
Lindt & Spruengli AG	1	2,253
Total Preferred Stocks (proceeds $1,646)		2,253

INVESTMENT COMPANIES - 10.1%
Morgan Stanley Emerging Markets Domestic Debt Fund Inc.	12	176
PowerShares Emerging Markets Sovereign Debt Portfolio	7	183
SPDR S&P 500 ETF Trust - Series 1	24	4,103
Technology Select Sector SPDR Fund	217	6,954
WisdomTree Emerging Markets Local Debt Fund	4	178
Total Investment Companies (proceeds $11,094)		11,594
Total Securities Sold Short - 92.8% (proceeds $99,216)		$106,966

(a)	Non-income producing security.
(b)	All or a portion of the security is pledged or segregated as collateral.
(c)	All or portion of the security was on loan.
(d)	Investment in affiliate.
(e)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Curian/T. Rowe Price Capital Appreciation Fund
COMMON STOCKS - 58.9%

CONSUMER DISCRETIONARY - 7.2%
AutoZone Inc. (a)	1	$465
Delphi Automotive Plc	4	205
Dollar General Corp. (a)	3	141
Dollar Tree Inc. (a)	2	131
General Motors Co. (a)	—	4
Johnson Controls Inc.	3	125
Kohl’s Corp.	—	5
L Brands Inc.	4	269
Lowe’s Cos. Inc.	4	190
TRW Automotive Holdings Corp. (a)	3	242
Walt Disney Co.	1	84
		1,861
CONSUMER STAPLES - 7.8%
Avon Products Inc.	2	45
General Mills Inc.	7	350
Kellogg Co.	2	141
Mondelez International Inc. - Class A	7	233
Nestle SA	6	404
PepsiCo Inc.	2	167
Philip Morris International Inc.	4	303
Procter & Gamble Co.	5	378
		2,021
ENERGY - 2.1%
Anadarko Petroleum Corp.	1	84
Apache Corp.	3	230
Pioneer Natural Resources Co.	—	75
Range Resources Corp.	2	114
Williams Cos. Inc.	1	47
		550
FINANCIALS - 12.0%
American Tower Corp.	3	215
Invesco Ltd.	17	533
JPMorgan Chase & Co.	2	93
Marsh & McLennan Cos. Inc.	14	614
State Street Corp.	7	454
TD Ameritrade Holding Corp.	18	469
U.S. Bancorp	13	464
XL Group Plc	8	237
		3,079
HEALTH CARE - 8.9%
Allergan Inc.	1	72
Dentsply International Inc.	6	256
Henry Schein Inc. (a)	1	104
McKesson Corp.	—	13
Pfizer Inc.	20	568
Thermo Fisher Scientific Inc.	9	802
UnitedHealth Group Inc.	5	344
Zoetis Inc. - Class A	4	137
		2,296
INDUSTRIALS - 8.5%
Actuant Corp. - Class A	2	89
Boeing Co.	1	82
Danaher Corp.	15	1,005
Iron Mountain Inc.	5	130
Tyco International Ltd.	4	133
United Technologies Corp.	7	744
		2,183
INFORMATION TECHNOLOGY - 7.9%
Accenture Plc - Class A	1	59
Fiserv Inc. (a)	6	637
Google Inc. - Class A (a)	—	350
International Business Machines Corp.	1	185
NXP Semiconductors NV (a)	5	179
TE Connectivity Ltd.	5	233
Texas Instruments Inc.	10	382
		2,025
TELECOMMUNICATION SERVICES - 1.0%
Crown Castle International Corp. (a)	4	270

UTILITIES - 3.5%
Consolidated Edison Co.	1	61
Edison International	1	46
NRG Energy Inc.	3	87
PG&E Corp.	10	422
Xcel Energy Inc.	10	279
		895
Total Common Stocks (cost $15,380)		15,180

INVESTMENT COMPANIES - 2.9%
T. Rowe Price Institutional Floating Rate Fund (e)	73	748
Total Investment Companies (cost $750)		748

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.5%
Ally Master Owner Trust, 1.25%, 08/15/17 (b)	$100	101
Continental Airlines Inc. Pass-Through Trust, 4.15%, 04/11/24	20	20
Total Non-U.S. Government Agency Asset-Backed Securities (cost $121)		121

CORPORATE BONDS AND NOTES - 14.6%
CONSUMER DISCRETIONARY - 1.5%
AmeriGas Finance LLC, 7.00%, 05/20/22	10	10
Cedar Fair LP, 5.25%, 03/15/21 (g)	25	24
Delphi Corp., 5.00%, 02/15/23	100	103
Dollar General Corp., 1.88%, 04/15/18	20	19
L Brands Inc.
6.90%, 07/15/17	25	28
8.50%, 06/15/19	25	30
5.63%, 02/15/22	25	26
Lamar Media Corp., 5.88%, 02/01/22	75	75
TRW Automotive Inc., 4.50%, 03/01/21 (g)	10	10
Univision Communications Inc., 6.75%, 09/15/22 (g)	50	53
Walt Disney Co., 0.45%, 12/01/15	15	15
		393
CONSUMER STAPLES - 3.8%
Campbell Soup Co., 0.57%, 08/01/14 (b)	25	25
Coca-Cola Co., 0.24%, 03/05/15 (b)	30	30
Dunkin Brands Term Loan B-3, 3.75%, 02/14/20 (b)	450	448
HJ Heinz Co. Term Loan B-2, 3.50%, 06/05/20 (b)	300	301
Kellogg Co., 0.49%, 02/13/15 (b)	20	20
Kimberly-Clark Corp., 0.38%, 05/15/16 (b)	10	10
PepsiCo Inc., 0.47%, 02/26/16 (b)	45	45
Procter & Gamble Co., 3.10%, 08/15/23	95	94
		973

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
ENERGY - 2.4%
Concho Resources Inc.
5.50%, 10/01/22	25	25
5.50%, 04/01/23	100	99
Energy Transfer Partners LP, 4.90%, 02/01/24	30	30
EQT Corp., 8.13%, 06/01/19	95	115
Laredo Petroleum Inc., 7.38%, 05/01/22	25	27
MarkWest Energy Partners LP, 4.50%, 07/15/23	100	94
Range Resources Corp.
6.75%, 08/01/20	125	135
5.00%, 03/15/23	50	48
SM Energy Co., 6.50%, 01/01/23	10	10
Targa Resources Partners LP, 4.25%, 11/15/23 (g)	25	23
		606
FINANCIALS - 2.1%
American Tower Corp., 5.00%, 02/15/24	15	15
Caterpillar Financial Services Corp.
0.70%, 11/06/15	20	20
0.50%, 02/26/16 (b)	15	15
1.25%, 11/06/17	15	15
E*TRADE Financial Corp., 6.38%, 11/15/19	125	133
Ford Motor Credit Co. LLC, 6.63%, 08/15/17	200	231
John Deere Capital Corp.
0.34%, 10/08/14 (b)	35	35
0.70%, 09/04/15	15	15
Legg Mason Inc., 5.50%, 05/21/19 (c)	50	54
		533
HEALTH CARE - 0.6%
Baxter International Inc., 0.95%, 06/01/16	15	15
Pfizer Inc., 0.90%, 01/15/17	150	149
		164
INDUSTRIALS - 0.8%
Burlington Northern Santa Fe LLC, 3.85%, 09/01/23	70	70
CNH Capital LLC, 3.63%, 04/15/18	25	25
Precision Castparts Corp., 0.70%, 12/20/15	15	15
United Airlines Inc., 4.50%, 01/15/15 (d)	60	102
		212
INFORMATION TECHNOLOGY - 0.1%
Apple Inc., 0.52%, 05/03/18 (b)	30	30

MATERIALS - 0.3%
Rexam Plc, 6.75%, 06/29/67 (b), EUR	50	70

TELECOMMUNICATION SERVICES - 2.9%
Crown Castle International Corp., 5.25%, 01/15/23	50	46
Crown Castle International Corp. New Term Loan B, 3.25%, 01/31/19 (b)	250	247
Intelsat Jackson Holdings SA, 7.25%, 04/01/19	50	53
SBA Telecommunications Inc., 5.75%, 07/15/20	25	25
Sprint Communications Inc., 9.00%, 11/15/18 (g)	100	117
UPCB Finance III Ltd., 6.63%, 07/01/20 (g)	200	212
Verizon Communications Inc., 0.46%, 03/06/15 (b) (g)	45	45
		745
UTILITIES - 0.1%
Duke Energy Florida Inc., 0.65%, 11/15/15	15	15
Xcel Energy Inc., 0.75%, 05/09/16	20	20
		35
Total Corporate Bonds and Notes (cost $3,774)		3,761

GOVERNMENT AND AGENCY OBLIGATIONS - 4.5%
GOVERNMENT SECURITIES - 4.5%

Sovereign - 0.2%
KFW, 0.50%, 04/19/16	65	65

U.S. Treasury Securities - 4.3%
U.S. Treasury Note
0.38%, 08/31/15	600	601
2.50%, 08/15/23	500	495
		1,096
Total Government and Agency Obligations (cost $1,152)		1,161

SHORT TERM INVESTMENTS - 20.9%

Investment Companies - 20.9%
JNL Money Market Fund, 0.01% (e) (f)	1,688	1,688
T. Rowe Price Reserves Investment Fund, 0.03% (e) (f)	3,701	3,701
Total Short Term Investments (cost $5,389)		5,389

Total Investments - 102.3% (cost $26,566)		26,360
Other Assets and Liabilities, Net - (2.3%)		(605)
Total Net Assets - 100.0%		$25,755

(a)	Non-income producing security.
(b)	Variable rate security. Rate stated was in effect as of September 30, 2013.
(c)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(d)	Convertible security.
(e)	Investment in affiliate.
(f)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.
(g)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of September 30, 2013, the value of Rule 144A and Section 4(2) liquid securities was $483.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2013

Schedule of Written Call Options

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities
Accenture Plc	01/18/2014	82.50	4	$—
Accenture Plc	01/18/2014	80.00	3	—
Apache Corp., JPM	01/18/2014	90.00	2	—
Consolidated Edison Co. of New York Inc., JPM	01/17/2015	60.00	6	(1)
Consolidated Edison Co. of New York Inc., JPM	01/18/2014	60.00	6	—
International Business Machines Corp., MSC	01/18/2014	200.00	1	—
JPMorgan Chase & Co.	01/18/2014	55.00	16	(2)
Lowe’s Companies. Inc., JPM	01/18/2014	46.00	3	(1)
Lowe’s Companies. Inc., JPM	01/18/2014	45.00	11	(4)
Procter & Gamble Co.	01/18/2014	75.00	12	(4)
Procter & Gamble Co.	01/17/2015	85.00	7	(2)
U.S. Bancorp	01/18/2014	37.00	37	(4)
U.S. Bancorp	01/18/2014	35.00	22	(5)
Walt Disney Co., JPM	01/18/2014	70.00	11	(1)
			141	$(24)

Summary of Written Options

	Contracts	Premiums
Options outstanding at inception	—	$—
Options written during the period	141	31
Options closed during the period	—	—
Options expired during the period	—	—
Options outstanding at September 30, 2013	141	$31

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2013

	Shares/Par †	Value
Curian/UBS Global Long Short Fixed Income Opportunities Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 5.9%

UNITED STATES OF AMERICA - 5.9%
Americold 2010 LLC Trust REMIC, 6.81%, 01/14/29 (a)	$420	$485
Apidos CDO, 3.12%, 04/15/25 (a) (b)	330	320
ARES CLO Ltd., 3.02%, 07/28/25 (a)	500	483
Boca Hotel Portfolio Trust REMIC, 3.23%, 08/15/26 (a) (b)	500	500
CIFC Funding Ltd., 2.91%, 10/24/25 (a) (c)	350	328
COBALT CMBS Commercial Mortgage Trust REMIC, 5.97%, 05/15/46 (b)	1,000	1,087
COMM Mortgage Trust REMIC, 4.93%, 12/10/44 (b)	750	789
Commercial Mortgage Pass-Through Certificates, 2.83%, 06/08/30 (a) (b)	150	150
GS Mortgage Securities Corp. II, 2.78%, 11/08/29 (a) (b)	500	495
Irvine Core Office Trust REMIC, 3.28%, 05/15/48 (b)	1,025	892
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 4.67%, 07/05/32 (a) (b)	500	473
KKR CLO Trust, 2.90%, 07/15/25 (a)	320	303
Morgan Stanley Re-REMIC Trust REMIC, 5.99%, 08/12/45 (a) (b)	350	384
Octagon Investment Partners XVII Ltd., 3.07%, 10/25/25 (a) (b) (c)	250	243
Total Non-U.S. Government Agency Asset-Backed Securities (cost $7,173)		6,932

CORPORATE BONDS AND NOTES - 60.9%

AUSTRALIA - 1.0%
Crown Group Finance Ltd., 5.75%, 07/18/17, AUD	450	432
Sydney Airport Finance Co. Pty Ltd., 3.90%, 03/22/23 (a)	750	715
		1,147
BRAZIL - 3.3%
Banco Nacional de Desenvolvimento Economico e Social, 3.38%, 09/26/16 (a)	550	552
Caixa Economica Federal, 2.38%, 11/06/17 (a)	1,400	1,309
Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21	600	580
Petrobras Global Finance BV, 4.38%, 05/20/23	200	183
Petrobras International Finance Co., 5.38%, 01/27/21	1,300	1,306
		3,930
CHINA - 0.6%
Evergrande Real Estate Group Ltd., 13.00%, 01/27/15	200	215
Fantasia Holdings Group Co. Ltd., 10.75%, 01/22/20	275	257
Kaisa Group Holdings Ltd., 10.25%, 01/08/20	250	251
		723
GERMANY - 2.6%
HeidelbergCement Finance Luxembourg SA, 8.50%, 10/31/19, EUR	1,100	1,847
Unitymedia KabelBW GmbH, 9.63%, 12/01/19, EUR	800	1,198
		3,045
HONG KONG - 0.2%
China Oil & Gas Group Ltd., 5.25%, 04/25/18 (a)	250	238

HUNGARY - 0.5%
Magyar Export-Import Bank RT, 5.50%, 02/12/18	600	604

IRELAND - 1.7%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17, EUR	1,200	1,726
Vnesheconombank Via VEB Finance Plc, 6.80%, 11/22/25	300	317
		2,043
KAZAKHSTAN - 0.5%
Kazatomprom Natsionalnaya Atomnaya Kompaniya AO, 6.25%, 05/20/15	500	525

MEXICO - 0.5%
Cemex Finance LLC, 9.50%, 12/14/16 (a)	378	401
Petroleos Mexicanos, 3.50%, 07/18/18	200	203
		604
NORWAY - 2.1%
Eksportfinans ASA
5.50%, 05/25/16	1,400	1,461
5.50%, 06/26/17	1,000	1,039
		2,500
PORTUGAL - 2.1%
EDP Finance BV
4.75%, 09/26/16, EUR	1,200	1,664
4.90%, 10/01/19 (a)	800	790
		2,454
RUSSIAN FEDERATION - 1.0%
Bank of Moscow via BOM Capital Plc, 6.70%, 03/11/15	250	263
Russian Agricultural Bank OJSC Via RSHB Capital SA, 7.75%, 05/29/18	400	450
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22	450	447
		1,160
SINGAPORE - 0.4%
Flextronics International Ltd., 5.00%, 02/15/23	500	475

SOUTH KOREA - 0.2%
Korea Gas Corp., 2.88%, 07/29/18 (a)	200	199

SPAIN - 3.1%
BBVA US Senior SAU, 4.66%, 10/09/15	1,600	1,666
Cirsa Funding Luxembourg SA, 8.75%, 05/15/18, EUR	300	420
Santander US Debt SAU, 3.72%, 01/20/15 (a)	1,100	1,116
Telefonica Emisiones SAU, 3.19%, 04/27/18	500	493
		3,695
TURKEY - 0.6%
Turkiye Halk Bankasi A/S, 3.88%, 02/05/20	750	669

UKRAINE - 0.7%
National JSC Naftogaz of Ukraine, 9.50%, 09/30/14	900	837

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
UNITED KINGDOM - 5.5%
Barclays Bank Plc
6.05%, 12/04/17 (a)	1,700	1,889
5.14%, 10/14/20	100	104
HBOS Plc
4.88%, 03/20/15, EUR	200	281
6.75%, 05/21/18 (a)	800	889
Lloyds Bank Plc, 6.50%, 03/24/20, EUR	1,600	2,457
Royal Bank of Scotland Group Plc, 6.10%, 06/10/23	860	868
		6,488
UNITED STATES OF AMERICA - 33.9%
Allstate Corp., 5.75%, 08/15/53 (b)	320	312
Ally Financial Inc.
8.30%, 02/12/15	100	108
0.00%,06/15/15 (d)	1,000	945
4.63%, 06/26/15	800	826
ArcelorMittal, 6.00%, 03/01/21 (e)	1,800	1,845
Barrick North America Finance LLC, 5.75%, 05/01/43	410	344
Caesars Entertainment Operating Co. Inc., 11.25%, 06/01/17	1,250	1,269
Case New Holland Inc., 7.88%, 12/01/17	2,100	2,441
CIT Group Inc., 5.00%, 08/15/22	2,075	2,028
Citigroup Inc.
0.87%, 05/31/17 (b), EUR	1,700	2,199
5.13%, 12/12/18, GBP	1,000	1,749
5.50%, 09/13/25	400	412
DISH DBS Corp., 7.88%, 09/01/19	1,300	1,482
El Paso LLC, 7.25%, 06/01/18	1,250	1,402
Energy Transfer Partners LP
9.00%, 04/15/19	461	582
6.05%, 06/01/41	100	100
6.50%, 02/01/42	500	528
Fidelity National Financial Inc., 5.50%, 09/01/22	150	158
Ford Motor Credit Co. LLC, 8.13%, 01/15/20	1,250	1,555
General Motors Co., 3.50%, 10/02/18 (a)	400	399
General Motors Financial Co. Inc., 4.75%, 08/15/17 (a)	1,300	1,346
HCA Inc., 7.88%, 02/15/20	1,000	1,078
Intelsat Jackson Holdings SA, 7.50%, 04/01/21	1,250	1,350
International Lease Finance Corp., 8.63%, 09/15/15	1,500	1,656
Kinder Morgan Finance Co. ULC, 5.70%, 01/05/16	1,200	1,293
Merrill Lynch & Co. Inc., 4.63%, 09/14/18, EUR	1,850	2,678
MetLife Inc., 6.40%, 12/15/36 (b)	820	828
Morgan Stanley, 7.30%, 05/13/19	1,800	2,154
Plains Exploration & Production Co.
6.50%, 11/15/20	750	805
6.88%, 02/15/23	500	536
Prudential Financial Inc., 5.20%, 03/15/44 (b)	200	181
Regions Bank, 7.50%, 05/15/18	1,050	1,235
Reynolds American Inc., 6.15%, 09/15/43	100	105
Sanmina Corp., 7.00%, 05/15/19	1,350	1,421
SLM Corp., 6.25%, 01/25/16	1,000	1,065
Tesoro Corp., 9.75%, 06/01/19	400	437
Western Union Co., 2.38%, 12/10/15 (e)	275	281
Wyndham Worldwide Corp., 3.90%, 03/01/23	750	712
		39,845
VENEZUELA - 0.4%
Petroleos de Venezuela SA, 8.50%, 11/02/17	500	453
Total Corporate Bonds and Notes (cost $72,338)		71,634

GOVERNMENT AND AGENCY OBLIGATIONS - 13.7%

ARGENTINA - 0.8%
Argentina Boden Bonds, 7.00%, 10/03/15	550	506
Argentina Bonar Bonds, 7.00%, 04/17/17	200	170
Argentine Republic Government International Bond, 6.27%, 12/15/35	1,100	92
Republic of Argentina, 2.28%, 12/15/35 (b)	2,400	198
		966
BELARUS - 0.8%
Republic of Belarus, 8.75%, 08/03/15	1,000	965

BRAZIL - 1.0%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/50 (f), BRL	650	685
Brazil Notas do Tesouro Nacional, 6.00%, 05/15/45, BRL	400	432
		1,117
CROATIA - 0.6%
Croatia Government International Bond, 6.25%, 04/27/17	650	683

GHANA - 0.3%
Republic of Ghana
8.50%, 10/04/17	150	164
7.88%, 08/07/23 (a)	200	194
		358
GREECE - 0.4%
Hellenic Republic Government Bond, 2.00%, 02/24/24 - 02/24/26 (g), EUR	600	461
		461
MEXICO - 0.5%
Mexican Inflation Indexed Udibonos, 4.00%, 11/15/40 (f), MXN	6,208	518

RUSSIAN FEDERATION - 0.5%
Russian Federal Bond, 7.00%, 01/25/23, RUB	17,500	533

SOUTH AFRICA - 0.2%
South Africa Government Bond, 13.50%, 09/15/15, ZAR	2,400	271

TURKEY - 0.2%
Turkey Government Inflation Indexed Bond, 7.00%, 10/01/14 (f), TRY	544	280

UNITED STATES OF AMERICA - 7.7%
Federal Home Loan Mortgage Corp. Interest Only REMIC, 3.50%, 10/15/42	1,167	266
Federal National Mortgage Association REMIC
Interest Only, 2.50%, 03/25/28 - 06/25/28	4,580	518
Interest Only, 3.00%, 06/25/33	1,671	272
Government National Mortgage Association Interest Only REMIC, 3.50%, 04/20/43	1,454	307
State of California, 7.30%, 10/01/39	500	629
State of California Various Purpose Bond, 7.55%, 04/01/39	200	260
State of Illinois
5.67%, 03/01/18	555	605
5.88%, 03/01/19	700	751
U.S. Treasury Bond
2.88%, 05/15/43	1,000	849
Principal Only, 0.00%,02/15/43 (d) (h)	5,000	1,570
U.S. Treasury Inflation Indexed Note, 2.00%, 01/15/16 (f)	1,471	1,573
U.S. Treasury Note, 0.63%, 04/30/18 (h)	1,500	1,458
		9,058

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2013

	Shares/Par/Contracts †	Value
VENEZUELA - 0.7%
Venezuela Government International Bond, 8.25%, 10/13/24	1,150	865
Total Government and Agency Obligations (cost $17,230)		16,075

PURCHASED OPTIONS - 3.0%
10-Year U.S. Future Call Option, Strike Price 125, Expiration 11/22/2013	107	227
10-Year U.S. Future Call Option, Strike Price 126.50, Expiration 10/25/2013	72	56
10-Year U.S. Future Put Option, Strike Price 125, Expiration 11/22/2013	107	79
10-Year U.S. Future Put Option, Strike Price 126.50, Expiration 10/25/2013	72	64
2-Year U.S. Future Put Option, Strike Price 109.50, Expiration 11/22/2013	391	6
90-Day Eurodollar Future Put Option, Strike Price 97.75, Expiration 06/13/2016	98	111
90-Day Eurodollar Future Put Option, Strike Price 98.75, Expiration 06/15/2015	416	198
90-Day Eurodollar Future Put Option, Strike Price 99.25, Expiration 03/16/2015	171	89
90-Day Eurodollar Future Put Option, Strike Price 99.38, Expiration 09/15/2014	175	38
90-Day Eurodollar Future Put Option, Strike Price 99.50, Expiration 06/16/2014	34	5
Call Swaption, 3 month LIBOR versus 2.17% fixed, Expiration 12/20/2013, BOA	147	108
Eurodollar 1 Year MidCurve Future Put Option, Strike Price 99, Expiration 03/14/2014	71	8
Eurodollar 1 Year MidCurve Future Put Option, Strike Price 99.25, Expiration 12/13/2013	14	1
Put Swaption, 3 month LIBOR versus 2.67% fixed, Expiration 12/20/2013, BOA	147	53
Put Swaption, 3 month LIBOR versus 3.00% fixed, Expiration 12/19/2017, BBP	360	2,141
Put Swaption, 3 month LIBOR versus 7.00% fixed, Expiration 12/19/2017, BBP	360	254
Put Swaption, 6 month Japanese Yen LIBOR versus 2.35% fixed, Expiration 05/22/2015, BBP	6,250	80
Total Purchased Options (cost $3,675)		3,518

SHORT TERM INVESTMENTS - 20.8%

Investment Company - 20.3%
JNL Money Market Fund, 0.01% (i) (j)	23,879	23,879
Treasury Securities - 0.5%
Nigeria Treasury Bill, 0.07%, 04/10/14, NGN	110,000	641
Total Short Term Investments (cost $24,534)		24,520

Total Investments - 104.3% (cost $124,950)		122,679
Other Assets and Liabilities, Net - (4.3%)		(5,009)
Total Net Assets - 100.0%		$117,670

(a)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors.  The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of September 30, 2013, the value of Rule 144A and Section 4(2) liquid securities was $14,201.

(b)	Variable rate security. Rate stated was in effect as of September 30, 2013.
(c)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to the Schedules of Investments.

(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(f)	Treasury inflation indexed note, par amount is adjusted for inflation.
(g)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of September 30, 2013.
(h)	All or a portion of the security is pledged or segregated as collateral.
(i)	Investment in affiliate.
(j)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.

See accompanying Notes to Schedules of Investments.

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Credit Default Swaption
CDX.NA.HY-20 Put Option, BOA	12/18/2013	100.00	50	$(19)
CDX.NA.HY-20 Put Option, JPM	12/18/2013	100.00	65	(25)
CDX.NA.HY-20 Call Option, BOA	12/18/2013	105.00	113	(132)
			228	$(176)
Exchange-Traded Futures Options
2-Year U.S. Treasury Note Future Put Option	11/22/2013	109.00	341	$(5)
Eurodollar Future Call Option	06/13/2016	98.75	98	(85)
Eurodollar Future Put Option	06/15/2015	97.75	416	(94)
Eurodollar Future Put Option	06/13/2016	96.75	98	(62)
Eurodollar Future Put Option	03/16/2015	98.25	171	(31)
			1,124	$(277)
Interest Rate Swaptions
Call Swaption, 3 month LIBOR versus 2.62% fixed, BOA	11/20/2013	N/A	147	$(30)
Call Swaption, 6 month Japanese Yen LIBOR versus 1.75% fixed, BBP	05/22/2015	N/A	6,250	(216)
Put Swaption, 3 month LIBOR versus 2.12% fixed, BOA	11/20/2013	N/A	147	(77)
Put Swaption, 3 month LIBOR versus 5.00% fixed, BBP	12/19/2017	N/A	720	(1,486)
			7,264	$(1,809)

Summary of Written Options

	Contracts	Premiums
Options outstanding at inception	—	$—
Options written during the period	9,747	2,693
Options closed during the period	(589)	(356)
Options expired during the period	(542)	(163)
Options outstanding at September 30, 2013	8,616	$2,174

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
3-Month Euro Euribor Interest Rate Future	June 2014	—	$—
3-Month Euro Euribor Interest Rate Future	March 2015	34	16
3-Month Euro Euribor Interest Rate Future	June 2015	28	6
90-Day Eurodollar Future	June 2014	—	—
90-Day Eurodollar Future	June 2015	(136)	(136)
Euro-Bobl Future	December 2013	(18)	(31)
U.K. Long Gilt Future	December 2013	(7)	(21)
U.S. Treasury Bond Future, 30-Year	December 2013	(13)	(31)
U.S. Treasury Note Future, 10-Year	December 2013	(17)	(8)
U.S. Treasury Note Future, 5-Year	December 2013	(24)	(2)
Ultra Long Term U.S. Treasury Bond Future, 30-Year	December 2013	81	166
			$(41)

Schedule of Open Forward Foreign Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
CAD/USD	12/04/2013	BCL	CAD	410	$397	$7
CLP/USD	12/18/2013	DUB	CLP	2,580	5	—
GBP/USD	12/04/2013	MSC	GBP	620	1,003	21
INR/USD	12/18/2013	DUB	INR	29,300	458	37
KRW/USD	12/18/2013	DUB	KRW	230,000	213	3
MXN/USD	12/18/2013	DUB	MXN	1,140	87	2
MYR/USD	12/18/2013	DUB	MYR	759	232	3
PHP/USD	12/18/2013	DUB	PHP	10,697	246	4

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2013

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/AUD	12/04/2013	BCL	AUD	(2,970)	$(2,759)	$(122)
USD/AUD	12/04/2013	BCL	AUD	(400)	(372)	3
USD/AUD	12/04/2013	BCL	AUD	(450)	(418)	2
USD/AUD	12/04/2013	MSC	AUD	(405)	(376)	—
USD/BRL	12/18/2013	DUB	BRL	(2,200)	(975)	(76)
USD/EUR	12/04/2013	BCL	EUR	(8,880)	(12,015)	(180)
USD/EUR	12/04/2013	BCL	EUR	(545)	(737)	(12)
USD/EUR	12/04/2013	BCL	EUR	(4,185)	(5,663)	10
USD/EUR	12/04/2013	BCL	EUR	(430)	(582)	—
USD/EUR	12/04/2013	BCL	EUR	(575)	(778)	(2)
USD/EUR	12/04/2013	BCL	EUR	(520)	(704)	(10)
USD/GBP	12/04/2013	BCL	GBP	(340)	(550)	(7)
USD/GBP	12/04/2013	BCL	GBP	(2,710)	(4,385)	(181)
USD/GBP	12/04/2013	MSC	GBP	(190)	(307)	(4)
USD/INR	12/18/2013	DUB	INR	(29,830)	(467)	(31)
USD/JPY	12/04/2013	MSC	JPY	(89,700)	(913)	(6)
USD/JPY	12/04/2013	BCL	JPY	(443,900)	(4,518)	23
USD/JPY	12/04/2013	BCL	JPY	(79,800)	(812)	(3)
USD/JPY	12/04/2013	BCL	JPY	(76,900)	(783)	(9)
USD/MYR	12/18/2013	DUB	MYR	(759)	(232)	(4)
USD/TRY	12/18/2013	DUB	TRY	(600)	(293)	(8)
					$(35,998)	$(540)

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
BBP	3-Month LIBOR	Receiving	0.43%	01/17/2015		8,500	$(11)
BBP	3-Month LIBOR	Receiving	0.91%	05/10/2018		6,930	130
BBP	3-Month LIBOR	Receiving	1.49%	07/24/2018		4,000	(13)
BBP	3-Month LIBOR	Receiving	1.39%	05/10/2020		8,000	300
BBP	3-Month LIBOR	Receiving	1.96%	05/13/2023		2,500	148
BBP	3-Month LIBOR	Receiving	2.31%	05/30/2023		6,000	169
BBP	3-Month LIBOR	Receiving	3.40%	08/15/2039		400	14
BBP	3-Month LIBOR	Receiving	3.23%	05/15/2043		875	70
BBP	London-Interbank Offered Rate	Receiving	1.98%	05/13/2023	GBP	1,000	88
BOA	3-Month Canada Bankers Acceptance	Paying	1.50%	02/08/2016	CAD	55,000	(201)
BOA	3-Month LIBOR	Receiving	0.59%	02/12/2016		55,000	125
BOA	3-Month LIBOR	Receiving	3.83%	08/15/2039		2,140	(72)
BOA	3-Month LIBOR	Receiving	2.80%	08/15/2039		6,750	973
BOA	3-Month LIBOR	Receiving	2.99%	02/15/2043		5,000	510
BOA	3-Month South African Johannesburg Interbank Rate	Paying	6.40%	06/04/2018	ZAR	3,000	(8)
BOA	6-Month Euribor	Receiving	0.98%	06/07/2018	EUR	2,430	18
CIT	3-Month LIBOR	Receiving	1.11%	06/11/2016		12,900	(2)
CIT	3-Month LIBOR	Receiving	3.18%	08/15/2039		450	34
DUB	3-Month South African Johannesburg Interbank Rate	Paying	7.48%	05/31/2023	ZAR	1,800	(6)
JPM	3-Month Canada Bankers Acceptance	Paying	1.89%	06/07/2016	CAD	12,900	(26)
							$2,240

Counterparty	Floating rate paid by the Fund(8)	Floating rate received by the Fund(8)	Expiration Date	Notional Amount(1)	Unrealized (Depreciation)
JPM	1-Month LIBOR	3-Month LIBOR	05/16/2043	60,000	$(2)
BOA	1-Month LIBOR	3-Month LIBOR	06/06/2043	5,000	(2)
JPM	1-Month LIBOR	3-Month LIBOR	06/06/2043	10,000	(2)
					$(6)

See accompanying Notes to Schedules of Investments.

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Unrealized (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Receiving	0.48%	09/27/2015	13,500		$(5)
N/A	3-Month LIBOR	Receiving	1.03%	10/01/2016	29,050		(17)
N/A	3-Month LIBOR	Receiving	1.41%	03/26/2018	8,300		(22)
N/A	3-Month LIBOR	Receiving	2.22%	09/26/2020	4,750		(16)
N/A	3-Month LIBOR	Receiving	3.68%	08/15/2039	3,050		(23)
N/A	3-Month LIBOR	Receiving	3.84%	08/15/2039	1,700		(54)
N/A	6-Month Euribor	Paying	0.92%	10/01/2016	EUR	17,500	(4)
							$(141)

Schedule of Over the Counter Cross Currency Swap Agreements

Counterparty	Receive Rate (8)	Pay Rate (8)	Expiration Date	Notional Amount Received (1)		Notional Amount Delivered (1)		Unrealized Appreciation / (Depreciation)
JPM	3-Month Australian Bank Bill Short Term Rate	3-Month USD LIBOR	05/21/2023	AUD	6,000	6,000		$(409)
JPM	3-Month Australian Bank Bill Short Term Rate	3-Month USD LIBOR	06/06/2023	AUD	300	290		(11)
JPM	3-Month Australian Bank Bill Short Term Rate	3-Month USD LIBOR	09/05/2023	AUD	1,386	1,250		42
JPM	3-Month USD LIBOR	3-Month Australian Bank Bill Short Term Rate	05/21/2014	6,000		AUD	6,000	392
JPM	3-Month USD LIBOR	3-Month Australian Bank Bill Short Term Rate	06/06/2014	290		AUD	300	10
JPM	3-Month USD LIBOR	3-Month Australian Bank Bill Short Term Rate	09/05/2014	1,250		AUD	1,386	(44)
								$(20)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - sell protection (3)
CIT	Barrick Gold Corp., 5.80%, 11/15/2034	2.42%	1.00%	06/20/2018	$(1,000)	$(63)	$(25)
BOA	Hartford Financial Services Group Inc., 6.00%, 01/15/2019	0.95%	1.00%	06/20/2018	(1,000)	3	5
BOA	JPMorgan Chase & Co., 4.75%, 03/01/2015	0.84%	1.00%	06/20/2018	(1,000)	7	1
BOA	JPMorgan Chase & Co., 4.75%, 03/01/2015	0.89%	1.00%	09/20/2018	(125)	1	(1)
BBP	People’s Republic of China, 4.25%, 10/28/2014	0.84%	1.00%	09/20/2018	(1,000)	7	14
					$(4,125)	$(45)	$(6)
Credit default swap agreements - purchase protection (2)
BOA	Allstate Corp., 6.75%, 05/15/2018	N/A	1.00%	06/20/2018	$1,000	$(26)	$2
CIT	CDX.EM-20	N/A	5.00%	12/20/2018	6,500	(625)	95
CIT	CDX.NA.HY-20	N/A	5.00%	06/20/2018	6,300	(368)	(168)
BOA	CDX.NA.IG-20	N/A	1.00%	06/20/2018	15,000	(184)	(135)
BBP	iTraxx Europe Crossover Series 19	N/A	5.00%	06/20/2018	3,382	(165)	(12)
BBP	iTraxx Europe Senior Series 19	N/A	1.00%	06/20/2018	6,764	103	(2)
DUB	iTraxx Europe Series 19	N/A	1.00%	06/20/2018	12,176	(29)	2
BBP	Japanese Government Bond, 2.00%, 03/21/2022	N/A	1.00%	09/20/2018	1,000	(18)	(3)
CIT	Nucor Corp., 5.75%, 12/01/2017	N/A	1.00%	06/20/2018	1,000	(15)	(2)
BOA	XL Group Plc, 6.25%, 05/15/2027	N/A	1.00%	06/20/2018	1,000	(19)	—
BOA	XL Group Plc, 6.25%, 05/15/2027	N/A	1.00%	09/20/2018	125	(2)	—
					$54,247	$(1,348)	$(223)
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
N/A	CDX.NA.HY-21	N/A	5.00%	12/20/2018	$3,000	$(134)	$(2)
N/A	CDX.NA.IG-21	N/A	1.00%	12/20/2018	8,000	(71)	2
N/A	iTraxx Europe Crossover Series 19	N/A	5.00%	06/20/2018	1,500	(99)	5
N/A	iTraxx Europe Crossover Series 20	N/A	5.00%	12/20/2018	2,000	(108)	8
N/A	iTraxx Europe Series 19	N/A	1.00%	06/20/2018	5,000	(16)	8
					$19,500	$(428)	$21

See accompanying Notes to Schedules of Investments.

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount		Unrealized Appreciation / (Depreciation)
JPM	* iShares High Yield Corporate Bond ETF	London-Interbank Offered Rate + 0.00%	12/20/2013	GBP	4	$(40)
JPM	* iShares High Yield Corporate Bond ETF	London-Interbank Offered Rate + 0.00%	12/20/2013	GBP	4	18
						$(22)

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

(8)Payments delivered or received are based on the notional amount.

* Swap agreement fair valued in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs.  See FASB ASC Topic 820 note in the Notes to Schedules of Investments.

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Curian/Urdang International REIT Fund
COMMON STOCKS - 97.0%

AUSTRALIA - 12.6%
CFS Retail Property Trust Group	29	$55
Charter Hall Retail REIT	18	63
Goodman Group	21	97
Mirvac Group	218	355
Stockland	23	84
Westfield Group	56	580
Westfield Retail Trust	124	344
		1,578
BRAZIL - 0.7%
BR Malls Participacoes SA	9	86

CANADA - 7.4%
Allied Properties REIT	3	102
Boardwalk REIT	2	101
Brookfield Office Properties Inc.	14	266
Calloway REIT	8	189
Canadian Apartment Properties REIT	4	79
Chartwell Retirement Residences	8	82
Dundee REIT	4	110
		929
FINLAND - 0.7%
Sponda OYJ	16	85

FRANCE - 6.7%
ICADE	2	141
Mercialys SA	2	43
Unibail-Rodamco SE	3	647
		831
GERMANY - 4.1%
Alstria Office REIT-AG	14	176
Deutsche Wohnen AG	8	136
LEG Immobilien AG	2	92
TAG Immobilien AG	9	109
		513
HONG KONG - 16.4%
China Overseas Land & Investment Ltd.	25	75
Fortune REIT	191	158
Hongkong Land Holdings Ltd.	26	171
Link Real Estate Investment Trust	44	217
Longfor Properties Co. Ltd.	69	110
New World Development Co. Ltd.	185	279
Shimao Property Holdings Ltd.	44	101
Sun Hung Kai Properties Ltd.	35	482
Wharf Holdings Ltd.	52	451
		2,044
JAPAN - 27.2%
GLP J-Reit	—	214
Industrial & Infrastructure Fund Investment Corp.	—	67
Japan Real Estate Investment Corp.	—	187
Japan Retail Fund Investment Corp.	—	253
Mitsubishi Estate Co. Ltd.	26	779
Mitsui Fudosan Co. Ltd.	26	888
Nippon Building Fund Inc.	—	409
Nomura Real Estate Master Fund Inc.	—	48
Sumitomo Realty & Development Co. Ltd.	12	558
		3,403
NORWAY - 0.8%
Norwegian Property ASA	76	101

SINGAPORE - 7.1%
Ascendas REIT	63	114
CapitaLand Ltd.	108	266
CapitaMalls Asia Ltd.	94	147
Global Logistic Properties Ltd.	95	219
Mapletree Greater China Commercial Trust (a)	196	140
		886
SWEDEN - 1.8%
Wihlborgs Fastigheter AB	14	222

SWITZERLAND - 1.2%
Mobimo Holding AG	—	25
PSP Swiss Property AG	1	125
		150
UNITED KINGDOM - 10.3%
British Land Co. Plc	30	278
Capital & Counties Properties Plc	50	270
Land Securities Group Plc	22	321
Londonmetric Property Plc	83	162
Safestore Holdings Plc	23	50
Unite Group Plc	32	204
		1,285
Total Common Stocks (cost $12,570)		12,113

RIGHTS - 0.0%
New World Development Co. Ltd. (a) (b)	2	—
Total Rights (cost $0)		—

SHORT TERM INVESTMENTS - 0.6%

Investment Company - 0.6%
JNL Money Market Fund, 0.01% (c) (d)	75	75
Total Short Term Investments (cost $75)		75

Total Investments - 97.6% (cost $12,645)		12,188
Other Assets and Liabilities, Net - 2.4%		303
Total Net Assets - 100.0%		$12,491

(a)	Non-income producing security.
(b)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Schedules of Investments.

(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.

Curian/Van Eck International Gold Fund (e)
COMMON STOCKS - 94.0%

MATERIALS - 94.0%
Alamos Gold Inc.	246	$3,815
Argonaut Gold Inc. (a)	536	3,135
Asanko Gold Inc. (a) (b)	282	649
AuRico Gold Inc.	726	2,764
B2Gold Corp. (a)	360	893
B2Gold Corp. (a)	790	1,972
Bear Creek Mining Corp. (a)	300	676
Belo Sun Mining Corp. (a)	629	278
Continental Gold Ltd. (a)	375	1,358
Eastmain Resources Inc. (a)	385	123

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Eldorado Gold Corp.	1,143	7,670
Evolution Mining Ltd. (b)	1,628	1,294
Fortuna Silver Mines Inc. (a) (b)	202	737
Franco-Nevada Corp.	111	5,010
Fresnillo Plc	156	2,459
Gold Canyon Resources Inc. (a)	376	122
Goldcorp Inc.	325	8,464
Gryphon Minerals Ltd. (a) (b)	1,769	241
Guyana Goldfields Inc. (a)	300	658
Kinross Gold Corp.	573	2,894
Klondex Mines Ltd. (a)	274	370
Lydian International Ltd. (a)	605	393
Midway Gold Corp. (a) (b)	559	534
New Gold Inc. (a)	93	555
New Gold Inc. (a)	1,247	7,455
Newcrest Mining Ltd.	255	2,802
Newmont Mining Corp.	60	1,672
Orezone Gold Corp. (a)	432	170
Osisko Mining Corp. (a)	1,408	7,123
Papillon Resources Ltd. (a) (b)	1,122	1,163
Perseus Mining Ltd. (a) (b)	1,479	768
Premier Gold Mines Ltd. (a)	89	182
Pretium Resources Inc. (a)	216	1,488
Primero Mining Corp. (a)	182	992
Randgold Resources Ltd. - ADR	122	8,691
Romarco Minerals Inc. (a)	684	259
Roxgold Inc. (a)	555	377
Royal Gold Inc.	102	4,973
Rubicon Minerals Corp. (a) (b)	452	570
Sabina Gold & Silver Corp. (a)	542	463
SEMAFO Inc.	298	717
Silver Wheaton Corp.	309	7,651
Silvercorp Metals Inc. (b)	557	1,820
Sulliden Gold Corp. Ltd. (a)	688	655
Tahoe Resources Inc. (a)	244	4,399
Timmins Gold Corp. (a)	388	655
Torex Gold Resources Inc. (a)	1,411	1,822
Volta Resources Inc. (a)	816	182
Yamana Gold Inc. (b)	516	5,370
Total Common Stocks (cost $150,663)		109,483

PRECIOUS METALS - 2.3%
Gold Bullion	2,000	2,656
Total Precious Metals (cost $2,503)		2,656

SHORT TERM INVESTMENTS - 10.4%

Investment Companies - 3.8%
JNL Money Market Fund, 0.01% (c) (d)	4,364	4,364
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (d)	83	83

Securities Lending Collateral - 6.6%
Fidelity Institutional Money Market Portfolio, 0.08% (d)	2,000	2,000
Repurchase Agreement with CSI, 0.05% (Collateralized by $12,662 U.S. Treasury Note Strip, due 11/15/27-11/15/39, value $5,872) acquired on 09/30/13, due 10/01/13 at $5,757	$5,757	5,757
		7,757
Total Short Term Investments (cost $12,204)		12,204

Total Investments - 106.7% (cost $165,370)		124,343
Other Assets and Liabilities, Net - (6.7%)		(7,819)
Total Net Assets - 100.0%		$116,524

(a)	Non-income producing security.
(b)	All or portion of the security was on loan.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.
(e)	Consolidated Schedule of Investments.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments

September 30, 2013

Currency Abbreviations:

AUD - Australian Dollar	MXN - Mexican Peso
BRL - Brazilian Real	MYR - Malaysian Ringgit
CAD - Canadian Dollar	NGN - Nigerian Naira
CHF - Swiss Franc	NOK - Norwegian Krone
CLF - Chilean Unidad de Fomento	NZD - New Zealand Dollar
CLP - Chilean Peso	PEN - Peruvian Nuevo Sol
CNH - Chinese Offshore Yuan	PHP - Philippine Peso
CNY - Chinese Yuan	PLN - Polish Zloty
COP - Colombian Peso	RON - Romanian New Leu
CZK - Czech Republic Korunas	RSD - Serbian Dinar
EUR - European Currency Unit (Euro)	RUB - Russian Ruble
GBP - British Pound	SEK - Swedish Krona
HUF - Hungarian Forint	SGD - Singapore Dollar
HRK - Croatian Kuna	TRY - New Turkish Lira
INR - Indian Rupee	TWD - Taiwan Dollar
JPY - Japanese Yen	USD - United States Dollar
KRW - Korean Won	ZAR - South African Rand
LBP - Lebanese Pound	ZMW - Zambian Kwacha

Abbreviations:
ABS - Asset-Backed Security	LIBOR - London Interbank Offer Rate
ACWI - All Country World Index	LME - London Metal Exchange
ADR - American Depositary Receipt	MBS - Mortgage Backed Security
ADS - American Depository Shares	MCDX - Municipal Credit Default Swap Index
BDR - Brazilian Depositary Receipt	MLP - Master Limited Partnership
CAC - Cotation Assistee en Continu	MSCI - Morgan Stanley Capital International
CDI - Chess Depository Interest	NYSE - New York Stock Exchange
CDX - Credit Default Swap Index	OTC - Over the Counter
CLO - Collateralized Loan Obligation	RBOB - Reformulated Gasoline Blendstock for Oxygen Blending
EAFE - Europe, Australia and Far East	REIT - Real Estate Investment Trust
EMU - Economic and Monetary Union (Europe)	REMIC - Real Estate Mortgage Investment Conduit
ETF - Exchange Traded Fund	SGX - Singapore Exchange
ETN - Exchange Traded Note	SPDR - Standard & Poor’s Depositary Receipt
FTSE - Financial Times and the London Stock Exchange	SPI - Schedule Performance Index
IBEX - Iberia Index	TIPS - Treasury Inflation Protected Securities
ICE - IntercontinentalExchange	TSX - Toronto Stock Exchange
iTraxx - Group of international credit derivative indexes monitored	ULSD - Ultra Low Sulfur Diesel
by the International Index Company	VIX - Volatility Index
JSE - Johannesburg Stock Exchange	WIG - Warszawski Indeks Giełdowy
KOSPI - Korea Composite Stock Price Index	WTI - West Texas Intermediate

Counterparty Abbreviations:
BBP - Barclays Bank Plc	GSI - Goldman Sachs International
BCL - Barclays Capital Inc.	JPM - JPMorgan Chase Bank N.A.
BNP - BNP Paribas Securities	MSC - Morgan Stanley & Co., Incorporated
BOA - Banc of America Securities LLC/Bank of America NA	MSI - Morgan Stanley International
CCI - Citicorp Securities, Inc.	MSS - Morgan Stanley Capital Services Inc.
CGM - Citigroup Global Markets	NSI - Nomura Securities International
CIB - CIBC World Markets	NTS - Northern Trust Securities
CIT - Citibank, Inc.	RBC - Royal Bank of Canada
CSI - Credit Suisse Securities, LLC	SCB - Standard Chartered Bank
DUB - Deutsche Bank Alex Brown Inc.	SGB - Societe Generale Bannon LLC
GSB - Goldman Sachs Bank	UBS - UBS Securities LLC
GSC - Goldman Sachs & Co.

†     For funds with fixed income securities, par amounts are listed in United States Dollars unless otherwise noted.  Options are quoted in unrounded number of contracts.  Gold bullion is quoted in unrounded ounces.

“-” Amount rounds to less than one thousand

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

Security Valuation - Curian Capital, LLC (“Curian”, “Adviser” or “Administrator”) has entered into a sub-administration and fund accounting services agreement on behalf of the Curian Variable Series Trust (“Trust”) series portfolios (each a “Fund”, and collectively, “Funds”) with Jackson Fund Services (“JFS” or “Sub-Administrator”), a division of Jackson National Asset Management, LLC (“JNAM”).  Curian and JNAM are subsidiaries of Jackson National Life Insurance Company (“Jackson”).  Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Pricing Committee of JFS (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review, at the latest, by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  Each Feeder Fund’s investment in its corresponding Master Fund is valued at the NAV per share of the Master Fund determined as of the close of the NYSE on each valuation date.  Valuation policies of the Master Funds are discussed in the Master Funds’ shareholder reports, which are available on the SEC’s website at www.sec.gov.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or a widely used quotation system.  Futures contracts traded on an exchange are valued at the settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on an exchange are valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with external third party prices for centrally cleared credit default swaps and underlying rates including overnight index swap rates and forward interest rates for centrally cleared interest rate swaps.  OTC derivatives, including options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivative securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Sub-Administrator’s or Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures approved by the Board, the Sub-Administrator may rely on pricing services or other sources, including the Funds’ Adviser and Sub-Advisers, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The Sub-Administrator has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds, which are valued at their daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs, including management’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Sub-Administrator regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Sub-Administrator challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Sub-Administrator uses a variety of techniques as appropriate to substantiate these valuation approaches, including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of September 30, 2013 by valuation level.  Curian Guidance — Interest Rate Opportunities Fund, Curian Guidance — Multi-Strategy Income Fund, Curian Guidance — Equity Income Fund, Curian Guidance — Conservative Fund, Curian Guidance — Moderate Fund, Curian Guidance — Growth Fund, Curian Guidance — Moderate Growth Fund, Curian Guidance — Maximum Growth Fund, Curian Guidance — Tactical Moderate Growth Fund, Curian Guidance — Tactical Maximum Growth Fund, Curian Guidance — Institutional Alt 65 Fund, Curian Guidance — Institutional Alt 100 Conservative Fund, Curian Guidance — Institutional Alt 100 Moderate Fund, Curian Guidance — Institutional Alt 100 Growth Fund, Curian Guidance — International Opportunities Conservative Fund, Curian Guidance — International Opportunities Moderate Fund, Curian Guidance — International Opportunities Growth Fund, Curian Guidance — Equity 100 Fund, Curian Guidance — Fixed Income 100 Fund, Curian Guidance — Real Assets Fund, Curian/American Funds Global Growth Fund and Curian/American Funds Growth Fund are not included in the tables below because all investments in these Funds are Level 1 valuations.  The Level 1 valuation assets for these Funds can be referenced in the Schedules of Investments.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian Tactical Advantage 35 Fund
Investment Companies	$34,179	$—	$—	$34,179
Short Term Investments	4,599	7,014	—	11,613
Fund Total	$38,778	$7,014	$—	$45,792
Curian Tactical Advantage 60 Fund
Investment Companies	$71,906	$—	$—	$71,906
Short Term Investments	5,171	16,712	—	21,883
Fund Total	$77,077	$16,712	$—	$93,789
Curian Tactical Advantage 75 Fund
Investment Companies	$59,072	$—	$—	$59,072
Short Term Investments	5,209	12,345	—	17,554
Fund Total	$64,281	$12,345	$—	$76,626
Curian Dynamic Risk Advantage - Diversified Fund
Investment Companies	$22,691	$—	$—	$22,691
Short Term Investments	8,579	295,638	—	304,217
Fund Total	$31,270	$295,638	$—	$326,908
Curian Dynamic Risk Advantage - Growth Fund
Investment Companies	$110	$—	$—	$110
Senior Debt Notes	5,362	—	—	5,362
Short Term Investments	4,087	60,733	—	64,820
Fund Total	$9,559	$60,733	$—	$70,292
Curian Dynamic Risk Advantage - Income Fund
Investment Companies	$155,595	$—	$—	$155,595
Short Term Investments	17,034	32,026	—	49,060
Fund Total	$172,629	$32,026	$—	$204,655
Curian/Aberdeen Latin America Fund
Common Stocks	$9,007	$—	$—	$9,007
Preferred Stocks	382	—	—	382
Short Term Investments	351	—	—	351
Fund Total	$9,740	$—	$—	$9,740

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian/AQR Risk Parity Fund
Government and Agency Obligations	$—	$119,724	$—	$119,724
Short Term Investments	135,516	—	—	135,516
Fund Total	$135,516	$119,724	$—	$255,240
Curian/Ashmore Emerging Market Small Cap Equity Fund
Common Stocks	$3,947	$9,736	$—	$13,683
Participatory Notes	—	1,000	—	1,000
Preferred Stocks	371	—	—	371
Short Term Investments	328	—	—	328
Fund Total	$4,646	$10,736	$—	$15,382
Curian/Baring International Fixed Income Fund
Corporate Bonds and Notes	$—	$1,147	$—	$1,147
Government and Agency Obligations	—	15,967	—	15,967
Short Term Investments	309	—	—	309
Fund Total	$309	$17,114	$—	$17,423
Curian/BlackRock Global Long Short Credit Fund
Common Stocks	$1,302	$—	$—	$1,302
Non-U.S. Government Agency ABS	—	28,553	2,747	31,300
Corporate Bonds and Notes	—	179,674	—	179,674
Government and Agency Obligations	—	13,117	—	13,117
Investment Companies	4,072	—	—	4,072
Preferred Stocks	2,838	—	—	2,838
Purchased Options	437	270	—	707
Short Term Investments	134,893	81,367	—	216,260
Fund Total	$143,542	$302,981	$2,747	$449,270
Curian/DFA U.S. Micro Cap Fund
Common Stocks	$158,677	$—	$—	$158,677
Warrants	2	—	—	2
Short Term Investments	10,012	4,886	—	14,898
Fund Total	$168,691	$4,886	$—	$173,577
Curian/DoubleLine Total Return Fund
Non-U.S. Government Agency ABS	$—	$53,821	$—	$53,821
Government and Agency Obligations	—	351,059	17,713	368,772
Short Term Investments	244,117	—	—	244,117
Fund Total	$244,117	$404,880	$17,713	$666,710
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Common Stocks	$1,491	$5,454	$—	$6,945
Government and Agency Obligations	—	142,362	—	142,362
Purchased Options	—	828	—	828
Short Term Investments	1,166	221,272	—	222,438
Fund Total	$2,657	$369,916	$—	$372,573
Curian/Epoch Global Shareholder Yield Fund
Common Stocks	$16,772	$13,488	$—	$30,260
Short Term Investments	1,457	1,676	—	3,133
Fund Total	$18,229	$15,164	$—	$33,393
Curian/FAMCO Flex Core Covered Call Fund
Common Stocks	$65,620	$—	$—	$65,620
Fund Total	$65,620	$—	$—	$65,620
Curian Focused International Equity Fund
Common Stocks	$3,608	$2,353	$—	$5,961
Short Term Investments	661	—	—	661
Fund Total	$4,269	$2,353	$—	$6,622
Curian Focused U.S. Equity Fund
Common Stocks	$5,103	$—	$—	$5,103
Short Term Investments	287	—	—	287
Fund Total	$5,390	$—	$—	$5,390
Curian/Franklin Templeton Frontier Markets Fund
Common Stocks	$93,289	$46,954	$—	$140,243
Participatory Notes	—	9,415	—	9,415
Short Term Investments	6,116	2,287	—	8,403
Fund Total	$99,405	$58,656	$—	$158,061
Curian/Franklin Templeton Natural Resources Fund
Common Stocks	$114,772	$6,566	$—	$121,338
Preferred Stocks	—	1,945	—	1,945
Corporate Bonds and Notes	—	470	—	470
Short Term Investments	9,557	1,942	—	11,499
Fund Total	$124,329	$10,923	$—	$135,252
Curian/Lazard International Strategic Equity Fund
Common Stocks	$2,384	$23,756	$—	$26,140
Short Term Investments	1,795	—	—	1,795
Fund Total	$4,179	$23,756	$—	$27,935

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian Long Short Credit Fund
Non-U.S. Government Agency ABS	$—	$6,493	$—	$6,493
Corporate Bonds and Notes	—	326,282	—	326,282
Preferred Stocks	11,007	—	—	11,007
Investment Companies	352	—	—	352
Short Term Investments	43,625	—	—	43,625
Fund Total	$54,984	$332,775	$—	$387,759
Curian/Neuberger Berman Currency Fund
Government and Agency Obligations	$—	$75,779	$—	$75,779
Short Term Investments	18,623	75,999	—	94,622
Fund Total	$18,623	$151,778	$—	$170,401
Curian/Nicholas Convertible Arbitrage Fund
Preferred Stocks	$11,697	$—	$—	$11,697
Corporate Bonds and Notes	—	228,070	—	228,070
Short Term Investments	29,559	—	—	29,559
Fund Total	$41,256	$228,070	$—	$269,326
Curian/PIMCO Credit Income Fund
Non-U.S. Government Agency ABS	$—	$1,881	$—	$1,881
Corporate Bonds and Notes	—	31,373	—	31,373
Government and Agency Obligations	—	16,916	—	16,916
Purchased Options	—	14	—	14
Short Term Investments	96	1,206	—	1,302
Fund Total	$96	$51,390	$—	$51,486
Curian/PineBridge Merger Arbitrage Fund
Common Stocks	$146,138	$—	$—	$146,138
Short Term Investments	42,442	19,000	—	61,442
Fund Total	$188,580	$19,000	$—	$207,580
Curian/Schroder Emerging Europe Fund
Common Stocks	$6,790	$12,554	$—	$19,344
Preferred Stocks	219	—	—	219
Short Term Investments	544	—	—	544
Fund Total	$7,553	$12,554	$—	$20,107
Curian/The Boston Company Equity Income Fund
Common Stocks	$31,954	$—	$—	$31,954
Preferred Stocks	262	—	—	262
Short Term Investments	1,258	949	—	2,207
Fund Total	$33,474	$949	$—	$34,423
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Common Stocks	$97,076	$13,248	$—	$110,324
Short Term Investments	970	2,712	—	3,682
Fund Total	$98,046	$15,960	$—	$114,006
Curian/T. Rowe Price Capital Appreciation Fund
Common Stocks	$14,776	$404	$—	$15,180
Investment Companies	748	—	—	748
Non-U.S. Government Agency ABS	—	121	—	121
Corporate Bonds and Notes	—	3,761	—	3,761
Government and Agency Obligations	—	1,161	—	1,161
Short Term Investments	5,389	—	—	5,389
Fund Total	$20,913	$5,447	$—	$26,360
Curian/UBS Global Long Short Fixed Income Opportunities Fund
Non-U.S. Government Agency ABS	$—	$6,361	$571	$6,932
Corporate Bonds and Notes	—	71,634	—	71,634
Government and Agency Obligations	—	16,075	—	16,075
Purchased Options	882	2,636	—	3,518
Short Term Investments	23,879	641	—	24,520
Fund Total	$24,761	$97,347	$571	$122,679
Curian/Urdang International REIT Fund
Common Stocks	$1,572	$10,541	$—	$12,113
Short Term Investments	75	—	—	75
Fund Total	$1,647	$10,541	$—	$12,188
Curian/Van Eck International Gold Fund
Common Stocks	$100,756	$8,727	$—	$109,483
Precious Metals	2,656	—	—	2,656
Short Term Investments	6,447	5,757	—	12,204
Fund Total	$109,859	$14,484	$—	$124,343

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
Curian/BlackRock Global Long Short Credit Fund
Corporate Bonds and Notes	$—	$(9,107)	$—	$(9,107)
Government and Agency Obligations	—	(56,509)	—	(56,509)
Fund Total	$—	$(65,616)	$—	$(65,616)
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Government and Agency Obligations	$—	$(26,165)	$—	$(26,165)
Fund Total	$—	$(26,165)	$—	$(26,165)
Curian/Nicholas Convertible Arbitrage Fund
Common Stocks	$(118,856)	$—	$—	$(118,856)
Fund Total	$(118,856)	$—	$—	$(118,856)
Curian/PineBridge Merger Arbitrage Fund
Common Stocks	$(37,753)	$—	$—	$(37,753)
Fund Total	$(37,753)	$—	$—	$(37,753)
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Common Stocks	$(82,060)	$(11,059)	$—	$(93,119)
Preferred Stocks	(2,253)	—	—	(2,253)
Investment Companies	(11,594)	—	—	(11,594)
Fund Total	$(95,907)	$(11,059)	$—	$(106,966)

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian Dynamic Risk Advantage - Diversified Fund
Open Futures Contracts	$345	$—	$—	$345
Open Forward Foreign Currency Contracts	—	1,283	—	1,283
OTC Total Return Swap Agreements	—	1,398	—	1,398
Fund Total	$345	$2,681	$—	$3,026
Curian Dynamic Risk Advantage - Growth Fund
Open Futures Contracts	$221	$—	$—	$221
OTC Total Return Swap Agreements	—	62	—	62
Fund Total	$221	$62	$—	$283
Curian/AQR Risk Parity Fund
Open Futures Contracts	$2,658	$—	$—	$2,658
Open Forward Foreign Currency Contracts	—	135	—	135
OTC Total Return Swap Agreements	—	880	—	880
Fund Total	$2,658	$1,015	$—	$3,673
Curian/Baring International Fixed Income Fund
Open Forward Foreign Currency Contracts	$—	$76	$—	$76
Fund Total	$—	$76	$—	$76
Curian/BlackRock Global Long Short Credit Fund
Open Futures Contracts	$60	$—	$—	$60
OTC Credit Default Swap Agreements	—	321	—	321
Centrally Cleared Credit Default Swap Agreements	—	59	—	59
OTC Total Return Swap Agreements	—	4	—	4
Fund Total	$60	$384	$—	$444
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Open Futures Contracts	$251	$—	$—	$251
Open Forward Foreign Currency Contracts	—	3,501	—	3,501
OTC Interest Rate Swap Agreements	—	772	—	772
OTC Cross-Currency Swap Agreements	—	2,334	—	2,334
OTC Credit Default Swap Agreements	—	2,149	—	2,149
OTC Total Return Swap Agreements	—	12	—	12
Fund Total	$251	$8,768	$—	$9,019
Curian Long Short Credit Fund
OTC Credit Default Swap Agreements	$—	$15	$—	$15
Fund Total	$—	$15	$—	$15
Curian/Neuberger Berman Currency Fund
Open Forward Foreign Currency Contracts	$—	$26,464	$—	$26,464
Fund Total	$—	$26,464	$—	$26,464
Curian/PIMCO Credit Income Fund
Open Futures Contracts	$29	$—	$—	$29
Open Forward Foreign Currency Contracts	—	2	—	2
Centrally Cleared Interest Rate Swap Agreements	—	49	—	49
OTC Credit Default Swap Agreements	—	93	—	93
Centrally Cleared Credit Default Swap Agreements	—	58	—	58
Fund Total	$29	$202	$—	$231

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/UBS Global Long Short Fixed Income Opportunities Fund
Open Futures Contracts	$188	$—	$—	$188
Open Forward Foreign Currency Contracts	—	115	—	115
OTC Interest Rate Swap Agreements	—	2,579	—	2,579
OTC Cross-Currency Swap Agreements	—	444	—	444
OTC Credit Default Swap Agreements	—	119	—	119
Centrally Cleared Credit Default Swap Agreements	—	23	—	23
OTC Total Return Swap Agreements	—	18	—	18
Fund Total	$188	$3,298	$—	$3,486

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian Dynamic Risk Advantage - Diversified Fund
Open Futures Contracts	$(95)	$—	$—	$(95)
Open Forward Foreign Currency Contracts	—	(1,110)	—	(1,110)
OTC Total Return Swap Agreements	—	(100)	—	(100)
Fund Total	$(95)	$(1,210)	$—	$(1,305)
Curian Dynamic Risk Advantage - Growth Fund
Open Futures Contracts	$(201)	$—	$—	$(201)
OTC Total Return Swap Agreements	—	(181)	—	(181)
Fund Total	$(201)	$(181)	$—	$(382)
Curian/AQR Risk Parity Fund
Open Futures Contracts	$(2,029)	$—	$—	$(2,029)
Open Forward Foreign Currency Contracts	—	(1,017)	—	(1,017)
OTC Total Return Swap Agreements	—	(899)	—	(899)
Fund Total	$(2,029)	$(1,916)	$—	$(3,945)
Curian/Baring International Fixed Income Fund
Open Forward Foreign Currency Contracts	$—	$(115)	$—	$(115)
Fund Total	$—	$(115)	$—	$(115)
Curian/BlackRock Global Long Short Credit Fund
Written Options	$(121)	$(65)	$—	$(186)
Open Futures Contracts	(883)	—	—	(883)
Open Forward Foreign Currency Contracts	—	(1,408)	—	(1,408)
OTC Credit Default Swap Agreements	—	(622)	—	(622)
Centrally Cleared Credit Default Swap Agreements	—	(11)	—	(11)
OTC Total Return Swap Agreements	—	(4)	—	(4)
Fund Total	$(1,004)	$(2,110)	$—	$(3,114)
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Written Options	$—	$(1,533)	$—	$(1,533)
Open Futures Contracts	(2,544)	—	—	(2,544)
Open Forward Foreign Currency Contracts	—	(15,292)	—	(15,292)
OTC Interest Rate Swap Agreements	—	(2,487)	—	(2,487)
OTC Cross-Currency Swap Agreements	—	(86)	—	(86)
OTC Credit Default Swap Agreements	—	(1,425)	—	(1,425)
OTC Total Return Swap Agreements	—	(28)	—	(28)
Fund Total	$(2,544)	$(20,851)	$—	$(23,395)
Curian/FAMCO Flex Core Covered Call Fund
Written Options	$(1,400)	$—	$—	$(1,400)
Fund Total	$(1,400)	$—	$—	$(1,400)
Curian Long Short Credit Fund
Open Futures Contracts	$(3,031)	$—	$—	$(3,031)
OTC Credit Default Swap Agreements	—	(86)	—	(86)
Fund Total	$(3,031)	$(86)	$—	$(3,117)
Curian/Neuberger Berman Currency Fund
Open Forward Foreign Currency Contracts	$—	$(26,277)	$—	$(26,277)
Fund Total	$—	$(26,277)	$—	$(26,277)
Curian/PIMCO Credit Income Fund
Written Options	$—	$(29)	$—	$(29)
Open Forward Foreign Currency Contracts	—	(50)	—	(50)
OTC Interest Rate Swap Agreements	—	(299)	—	(299)
Centrally Cleared Interest Rate Swap Agreements	—	(36)	—	(36)
OTC Credit Default Swap Agreements	—	(7)	—	(7)
Centrally Cleared Credit Default Swap Agreements	—	(29)	—	(29)
Fund Total	$—	$(450)	$—	$(450)
Curian/T. Rowe Price Capital Appreciation Fund
Written Options	$(16)	$(8)	$—	$(24)
Fund Total	$(16)	$(8)	$—	$(24)

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/UBS Global Long Short Fixed Income Opportunities Fund
Written Options	$(277)	$(1,985)	$—	$(2,262)
Open Futures Contracts	(229)	—	—	(229)
Open Forward Foreign Currency Contracts	—	(655)	—	(655)
OTC Interest Rate Swap Agreements	—	(345)	—	(345)
Centrally Cleared Interest Rate Swap Agreements	—	(141)	—	(141)
OTC Cross-Currency Swap Agreements	—	(464)	—	(464)
OTC Credit Default Swap Agreements	—	(348)	—	(348)
Centrally Cleared Credit Default Swap Agreements	—	(2)	—	(2)
OTC Total Return Swap Agreements	—	(40)	—	(40)
Fund Total	$(506)	$(3,980)	$—	$(4,486)

(1)Investments in other financial instruments are derivative instruments and include forward foreign currency contracts, futures contracts, written options and swap agreements.  All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period.  The following table summarizes significant recurring transfers between Level 1 and Level 2 valuations for the period ended September 30, 2013.

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfers for certain valuations using a statistical fair value pricing service
Curian/Franklin Templeton Frontier Markets Fund
Common Stocks	$12,582	$15,949
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Common Stocks	$9,570	$—

The following table is a rollforward of significant Level 3 valuations and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended September 30, 2013:

	Balance at Beginning of Period	Transfers into Level 3 During the Period(2)	Transfers out of Level 3 During the Period(2)	Total Realized and Change in Unrealized Gain/(Loss)	Purchases	(Sales)	Balance at End of Period		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period(1)
Curian/DoubleLine Total Return Fund
U.S. Government ABS	$—	$—	$—	$(9)	$17,722	$—	$17,713	(3)	$(9)

(1)       Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held at September 30, 2013.

(2)       There were no significant transfers between Level 3 and Level 2 valuations during the period ended September 30, 2013.

(3)       The fair value measurement of the U.S. Government ABS in Curian/DoubleLine Total Return Fund was determined based on a recent transaction purchase price.  This information is considered an unobservable input to the fair value.  Significant changes in the value of the underlying asset pool as well as a significant transaction for the U.S. Government ABS in the market place, could result in a significant decrease or increase to the U.S. Government ABS’s fair value measurement.

Valuation Technique	Unobservable Input	Range
Recent Transaction	Transaction Price	88.56 – 88.66

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Securities Lending and Securities Lending Collateral - A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and per the securities lending agreement is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  The Fund’s net exposure to the borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.  In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.  JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Trust.  The Funds invest cash collateral in money market funds and overnight repurchase agreements which are collateralized fully by U.S. Treasuries.

Investments in Affiliates - Curian Guidance — Interest Rate Opportunities Fund, Curian Guidance — Multi-Strategy Income Fund, Curian Guidance — Equity Income Fund, Curian Guidance — Conservative Fund, Curian Guidance — Moderate Fund, Curian Guidance — Growth Fund, Curian Guidance — Moderate Growth Fund, Curian Guidance — Maximum Growth Fund, Curian Guidance — Tactical Moderate Growth Fund, Curian Guidance — Tactical Maximum Growth Fund, Curian Guidance — Institutional Alt 65 Fund, Curian Guidance — Institutional Alt 100 Conservative Fund, Curian Guidance — Institutional Alt 100 Moderate Fund, Curian Guidance — Institutional Alt 100 Growth Fund, Curian Guidance — International Opportunities Conservative Fund, Curian Guidance — International Opportunities Moderate Fund, Curian Guidance — International Opportunities Growth Fund, Curian Guidance — Equity 100 Fund, Curian Guidance — Fixed Income 100 Fund and Curian Guidance — Real Assets Fund invested solely in shares of other affiliated Funds of the Trust and other Funds advised by JNAM.  During the period ended September 30, 2013, certain Funds invested in the JNL Money Market Fund which is managed by JNAM.  JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  Curian/T. Rowe Price Capital Appreciation Fund invested in T. Rowe Price Reserve Investments Fund, which is managed by the Fund’s Sub-Adviser.  The following table details cash management investments in the JNL Money Market Fund held at September 30, 2013.  There was no realized gain or loss relating to transactions in this investment during the period ended September 30, 2013.

	JNL Money Market Fund
	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
Curian Tactical Advantage 35 Fund	$61	$1,599	$—
Curian Tactical Advantage 60 Fund	341	171	—
Curian Tactical Advantage 75 Fund	377	210	—
Curian Dynamic Risk Advantage - Diversified Fund	13,617	8,579	3
Curian Dynamic Risk Advantage - Growth Fund	12,974	4,087	1
Curian Dynamic Risk Advantage - Income Fund	1,768	2,034	—
Curian/Aberdeen Latin America Fund	—	350	—
Curian/Ashmore Emerging Market Small Cap Equity Fund	—	328	—
Curian/AQR Risk Parity Fund	—	56,500	—
Curian/Baring International Fixed Income Fund	—	309	—
Curian/BlackRock Global Long Short Credit Fund	—	134,893	3
Curian/DFA U.S. Micro Cap Fund	—	12	—
Curian/DoubleLine Total Return Fund	—	244,117	—
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	—	1,166	4
Curian/Epoch Global Shareholder Yield Fund	1,332	1,456	—
Curian/FAMCO Flex Core Covered Call Fund	1,374	—	—
Curian Focused International Equity Fund	—	662	—
Curian Focused U.S. Equity Fund	—	287	—
Curian/Franklin Templeton Frontier Markets Fund	3,031	5,866	—
Curian/Franklin Templeton Natural Resources Fund	6,836	5,557	1
Curian/Lazard International Strategic Equity Fund	—	1,795	—
Curian Long Short Credit Fund	—	43,625	—
Curian/Neuberger Berman Currency Fund	13,221	18,623	1
Curian/Nicholas Convertible Arbitrage Fund	3,793	29,559	1
Curian/PIMCO Credit Income Fund	138	95	—
Curian/PineBridge Merger Arbitrage Fund	61,065	42,442	4
Curian/Schroder Emerging Europe Fund	—	544	—
Curian/The Boston Company Equity Income Fund	294	1,157	—
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	40,283	970	3
Curian/T. Rowe Price Capital Appreciation Fund	—	1,689	—
Curian/UBS Global Long Short Fixed Income Opportunities Fund	—	23,879	—
Curian/Urdang International REIT Fund	—	75	—
Curian/Van Eck International Gold Fund	3,937	4,364	1

	T. Rowe Price Reserves Investment Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
Curian/T. Rowe Price Capital Appreciation Fund	$—	$3,701	$—

The following table details each Fund’s long term investments in affiliates held during the period ended September 30, 2013.

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend/ Interest Income	Realized Gain (Loss)	Value End of Period
Curian/T. Rowe Price Capital Appreciation Fund	T. Rowe Price Institutional Floating Rate Fund	$—	$750	$—	$1	$—	$748

Income Tax Matters - As of September 30, 2013, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Curian Guidance - Interest Rate Opportunities Fund	$21,814	$156	$(84)	$72
Curian Guidance - Multi-Strategy Income Fund	16,197	111	(55)	56
Curian Guidance - Equity Income Fund	35,984	2,701	(172)	2,529
Curian Guidance - Conservative Fund	52,065	391	(531)	(140)
Curian Guidance - Moderate Fund	139,365	3,111	(1,387)	1,724
Curian Guidance - Growth Fund	26,054	858	(86)	772
Curian Guidance - Moderate Growth Fund	206,085	7,088	(2,433)	4,655
Curian Guidance - Maximum Growth Fund	56,106	2,100	(411)	1,689
Curian Guidance - Tactical Moderate Growth Fund	200,010	7,317	(1,455)	5,862
Curian Guidance - Tactical Maximum Growth Fund	55,908	1,888	(326)	1,562
Curian Guidance - Institutional Alt 65 Fund	96,207	5,277	(1,208)	4,069
Curian Guidance - Institutional Alt 100 Conservative Fund	13,458	37	(71)	(34)
Curian Guidance - Institutional Alt 100 Moderate Fund	271,700	7,499	(4,728)	2,771
Curian Guidance - Institutional Alt 100 Growth Fund	24,640	385	(174)	211
Curian Guidance - International Opportunities Conservative Fund	1,716	38	(7)	31
Curian Guidance - International Opportunities Moderate Fund	3,144	81	(20)	61
Curian Guidance - International Opportunities Growth Fund	3,172	124	(13)	111
Curian Guidance - Equity 100 Fund	35,805	2,226	(41)	2,185
Curian Guidance - Fixed Income 100 Fund	22,185	59	(341)	(282)
Curian Guidance - Real Assets Fund	2,888	84	(21)	63
Curian Tactical Advantage 35 Fund	45,321	809	(338)	471
Curian Tactical Advantage 60 Fund	91,604	2,559	(374)	2,185
Curian Tactical Advantage 75 Fund	74,191	2,653	(218)	2,435
Curian Dynamic Risk Advantage - Diversified Fund	327,363	—	(455)	(455)
Curian Dynamic Risk Advantage - Growth Fund	70,516	265	(489)	(224)
Curian Dynamic Risk Advantage - Income Fund	206,028	660	(2,033)	(1,373)
Curian/Aberdeen Latin America Fund	10,833	98	(1,191)	(1,093)
Curian/American Funds Global Growth Fund	213	1	(1)	—
Curian/American Funds Growth Fund	30,492	3,748	(5)	3,743
Curian/AQR Risk Parity Fund	254,235	1,051	(46)	1,005
Curian/Ashmore Emerging Market Small Cap Equity Fund	15,154	1,231	(1,003)	228
Curian/Baring International Fixed Income Fund	17,571	213	(361)	(148)
Curian/BlackRock Global Long Short Credit Fund	446,008	6,157	(2,895)	3,262
Curian/DFA U.S. Micro Cap Fund	139,041	39,486	(4,950)	34,536
Curian/DoubleLine Total Return Fund	664,227	2,677	(194)	2,483
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	378,430	2,190	(8,047)	(5,857)
Curian/Epoch Global Shareholder Yield Fund	31,586	2,294	(487)	1,807
Curian/FAMCO Flex Core Covered Call Fund	61,911	4,922	(1,213)	3,709
Curian Focused International Equity Fund	6,690	43	(111)	(68)
Curian Focused U.S. Equity Fund	5,477	22	(109)	(87)
Curian/Franklin Templeton Frontier Markets Fund	145,087	22,696	(9,722)	12,974
Curian/Franklin Templeton Natural Resources Fund	126,999	17,441	(9,188)	8,253
Curian/Lazard International Strategic Equity Fund	26,497	1,779	(341)	1,438
Curian Long Short Credit Fund	397,785	2,052	(12,078)	(10,026)
Curian/Neuberger Berman Currency Fund	170,386	17	(2)	15
Curian/Nicholas Convertible Arbitrage Fund
Long Investments	251,676	20,844	(3,194)	17,650
Short Investments	(101,403)	1,312	(18,765)	(17,453)
Curian/PIMCO Credit Income Fund	52,371	438	(1,323)	(885)
Curian/PineBridge Merger Arbitrage Fund	203,053	5,721	(1,194)	4,527
Curian/Schroder Emerging Europe Fund	19,972	1,156	(1,021)	135
Curian/The Boston Company Equity Income Fund	31,854	2,919	(350)	2,569
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Long Investments	100,827	15,156	(1,977)	13,179
Short Investments	(95,533)	1,080	(12,513)	(11,433)
Curian/T. Rowe Price Capital Appreciation Fund	26,566	75	(281)	(206)
Curian/UBS Global Long Short Fixed Income Opportunities Fund	124,950	1,122	(3,393)	(2,271)
Curian/Urdang International REIT Fund	12,645	325	(782)	(457)
Curian/Van Eck International Gold Fund	165,778	3,119	(44,554)	(41,435)

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semiannual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Curian Variable Series Trust

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Bell
Michael A. Bell
Principal Executive Officer

Date:	November 26, 2013

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	November 26, 2013

Exhibit List

Exhibit 3(a):                            Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                            Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.